                                           REGISTRATION NOS. 333-52366/811-4001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                            PRE-EFFECTIVE AMENDMENT

                        POST-EFFECTIVE AMENDMENT NO. 13                     [X]

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 93                             [X]


                               -----------------

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            JAMES L. LIPSCOMB, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.
                  KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP
                              1601 K STREET, N.W.
                            WASHINGTON, D.C. 20006

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
    [_] immediately upon filing pursuant to paragraph (b) of Rule 485
    [X] on May 1, 2006 pursuant to paragraph (b) of Rule 485
    [_] on (date) filing pursuant to paragraph (a)(1) of Rule 485
    [_] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of
        Rule 485
    [_] on (date) pursuant to paragraph (a)(2) of Rule 485

PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24F-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2005 WILL BE FILED WITH THE COMMISSION ON OR ABOUT MARCH 31, 2006.

================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                       PROSPECTUS HEADING
--------                                                       ------------------
  1.     Cover Page......................... Cover Page

  2.     Definitions........................ Important Terms You Should Know

  3.     Synopsis........................... Table of Expenses

  4.     Condensed Financial Information.... General Information--Performance; General
                                               Information--Financial Statements; Accumulation
                                               Unit Value Tables

  5.     General Description of Registrant,  MetLife; Metropolitan Life Separate Account E; Your
         Depositor, and Portfolio Companies.   Investment Choices; General Information--Voting
                                               Rights

  6.     Deductions and Expenses............ Table of Expenses; Deferred Annuities--Charges;
                                               Deferred Annuities--Withdrawal Charges; Deferred
                                               Annuities--Premium and Other Taxes; Income
                                               Options--Charges; General Information--Who
                                               Sells the Deferred Annuities; Appendix--Premium
                                               Tax Table

  7.     General Description of Variable     Variable Annuities; Classes of the Deferred Annuity;
         Annuity Contracts..................   Deferred Annuities--Purchase Payments (Allocation
                                               of Purchase Payments and Limits on Purchase
                                               Payments); Deferred Annuities--Transfer Privilege;
                                               General Information--Administration (Purchase
                                               Payments/Confirming Transactions/Transactions by
                                               Telephone or Internet/Processing Transactions/
                                               Changes to Your Deferred Annuity/When We Can
                                               Cancel Your Deferred Annuity)

  8.     Annuity Period..................... Important Terms You Should Know; Deferred
                                               Annuities--Pay-out Options (or Income Options);
                                               Income Payment Types/The Value of Your Income
                                               Payments; Optional Benefits--Guaranteed
                                               Minimum Income Benefit

  9.     Death Benefit...................... Deferred Annuities--Death Benefit--Generally; Basic
                                               Death Benefit; Optional Benefits

 10.     Purchases and Annuity Values....... MetLife; Metropolitan Life Separate Account E; Deferred
                                               Annuities--Purchase Payments (Allocation of
                                               Purchase Payments and Limits on Purchase
                                               Payments); The Value of Your Investment; Pay-out
                                               Options (or Income Options); Allocation; The Value
                                               of Your Income Payments; General Information--
                                               Administration (Purchase Payments)

FORM N-4
ITEM NO.                                                         PROSPECTUS HEADING
--------                                                         ------------------
 11.     Redemptions........................ Deferred Annuities--Access to Your Money (Systematic
                                               Withdrawal Program and Minimum Distribution);
                                               Deferred Annuities--Withdrawal Charges (When No
                                               Withdrawal Charge Applies); General Information--
                                               When We Can Cancel Your Deferred Annuity

 12.     Taxes.............................. Income Taxes

 13.     Legal Proceedings.................. Legal Proceedings

 14.     Table of Contents of the Statement  Table of Contents of the Statement of Additional
         of Additional Information..........   Information

 15.     Cover Page......................... Cover Page

 16.     Table of Contents.................. Table of Contents

 17.     General Information and History.... Not Applicable

 18.     Services........................... Independent Registered Public Accounting Firm;
                                               Services; Distribution of Certificates and Interests in
                                               the Deferred Annuities

 19.     Purchase of Securities Being        Not Applicable
         Offered............................

 20.     Underwriters....................... Distribution of Certificates and Interests in the Deferred
                                               Annuities; Early Withdrawal Charge

 21.     Calculation of Performance Data.... Advertisement of the Separate Account

 22.     Annuity Payments................... Variable Income Payments

 23.     Financial Statements............... Financial Statements of the Separate Account; Financial
                                               Statements of MetLife

PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select contracts for deferred variable annuities ("Deferred Annuities").

--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.


BLACKROCK MONEY MARKET                                    METLIFE STOCK INDEX
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT (FORMERLY,       AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
SALOMON BROTHERS U.S. GOVERNMENT)                         FI MID CAP OPPORTUNITIES
BLACKROCK BOND INCOME                                     LAZARD MID-CAP (FORMERLY, MET/AIM MID CAP CORE
AMERICAN FUNDS BOND                                       EQUITY)
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX                   METLIFE MID CAP STOCK INDEX
PIMCO TOTAL RETURN                                        FI INTERNATIONAL STOCK
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES     HARRIS OAKMARK INTERNATIONAL
(FORMERLY, SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES) MFS(R) RESEARCH INTERNATIONAL
LORD ABBETT BOND DEBENTURE                                MORGAN STANLEY EAFE(R) INDEX
PIMCO INFLATION PROTECTED BOND                            BLACKROCK LEGACY LARGE CAP GROWTH
BLACKROCK DIVERSIFIED                                     FI LARGE CAP
MFS(R) TOTAL RETURN                                       AMERICAN FUNDS GROWTH
NEUBERGER BERMAN REAL ESTATE                              JANUS AGGRESSIVE GROWTH
HARRIS OAKMARK FOCUSED VALUE                              JENNISON GROWTH
BLACKROCK LARGE CAP VALUE                                 OPPENHEIMER CAPITAL APPRECIATION
DAVIS VENTURE VALUE                                       T. ROWE PRICE LARGE CAP GROWTH
FI VALUE LEADERS                                          LOOMIS SAYLES SMALL CAP
HARRIS OAKMARK LARGE CAP VALUE                            RUSSELL 2000(R) INDEX
NEUBERGER BERMAN MID CAP VALUE                            BLACKROCK AGGRESSIVE GROWTH
OPPENHEIMER GLOBAL EQUITY                                 T. ROWE PRICE MID-CAP GROWTH
BLACKROCK STRATEGIC VALUE                                 FRANKLIN TEMPLETON SMALL CAP GROWTH
BLACKROCK INVESTMENT TRUST                                MET/AIM SMALL CAP GROWTH
AMERICAN FUNDS GROWTH-INCOME                              T. ROWE PRICE SMALL CAP GROWTH
LEGG MASON VALUE EQUITY                                   RCM GLOBAL TECHNOLOGY
                                      ASSET ALLOCATION PORTFOLIOS
METLIFE CONSERVATIVE ALLOCATION                           METLIFE MODERATE TO AGGRESSIVE ALLOCATION
METLIFE CONSERVATIVE TO MODERATE ALLOCATION               METLIFE AGGRESSIVE ALLOCATION
METLIFE MODERATE ALLOCATION
                                EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS
CYCLICAL GROWTH ETF                                       CYCLICAL GROWTH AND INCOME ETF

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2006. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 142 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893
(800) 638-7732
                                                                      [GRAPHIC]


                                 [LOGO] Metlife



 DEFERRED
 ANNUITIES
 AVAILABLE:

    . Non-Qualified
    . Traditional IRA
    . Roth IRA
    . Simplified Employee Pensions (SEPs)
    . SIMPLE Individual Retirement Annuities

 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
    . B
    . Bonus
    . C
    . L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

  . a bank deposit or obligation;

  . federally insured or guaranteed; or

  . endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should read these prospectuses carefully before purchasing a Deferred Annuity.

                               TABLE OF CONTENTS

       Important Terms You Should Know...............................  5
       Table of Expenses.............................................  8
       Accumulation Unit Values Tables............................... 24
       MetLife....................................................... 25
       Metropolitan Life Separate Account E.......................... 25
       Variable Annuities............................................ 26
           The Deferred Annuity...................................... 26
       Classes of the Deferred Annuity............................... 28
       Your Investment Choices....................................... 31
       Deferred Annuities............................................ 36
           The Deferred Annuity and Your Retirement Plan............. 36
           Automated Investment Strategies and Enhanced Dollar Cost
             Averaging Program....................................... 36
           Purchase Payments......................................... 41
               Allocation of Purchase Payments....................... 42
               Automated Purchase Payments........................... 42
               Limits on Purchase Payments........................... 42
           The Value of Your Investment.............................. 43
           Transfer Privilege........................................ 44
           Access to Your Money...................................... 47
               Systematic Withdrawal Program......................... 47
           Charges................................................... 48
               Separate Account Charge............................... 48
               Investment-Related Charge............................. 49
           Annual Contract Fee....................................... 49
               Optional Guaranteed Minimum Income Benefit............ 50
               Optional Guaranteed Withdrawal Benefit................ 50
               Optional Guaranteed Minimum Accumulation Benefit...... 50
           Premium and Other Taxes................................... 51
           Withdrawal Charges........................................ 51
               When No Withdrawal Charge Applies..................... 52
           Free Look................................................. 54
           Death Benefit--Generally.................................. 54
               Basic Death Benefit................................... 57
           Optional Benefits......................................... 58
               Annual Step-Up Death Benefit.......................... 58
               Greater of Annual Step-Up or 5% Annual Increase
                 Death Benefit....................................... 60
               Earnings Preservation Benefit......................... 62
               Guaranteed Minimum Income Benefit..................... 64
                  Version I (The Predictor).......................... 64
                  Version II (The Predictor)......................... 67
                  Version III (The Predictor Plus)................... 74

                      Guaranteed Principal Option...................  75
                      Optional Reset................................  76
                      Allocation Limitations........................  76
               Guaranteed Withdrawal Benefit........................  81
                  Guaranteed Withdrawal Benefit.....................  81
                  Enhanced Guaranteed Withdrawal Benefit............  90
                  Lifetime Withdrawal Guarantee Benefit.............  92
               Guaranteed Minimum Accumulation Benefit.............. 104
           Pay-Out Options (or Income Options)...................... 108
               Income Payment Types................................. 109
               Allocation........................................... 110
               Minimum Size of Your Income Payment.................. 110
               The Value of Your Income Payments.................... 110
               Reallocation Privilege............................... 111
               Charges.............................................. 114
       General Information.......................................... 115
           Administration........................................... 115
               Purchase Payments.................................... 115
               Confirming Transactions.............................. 115
               Processing Transactions.............................. 115
                  By Telephone or Internet.......................... 116
                  After Your Death.................................. 117
                  Third Party Requests.............................. 117
                  Valuation--Suspension of Payments................. 117
           Advertising Performance.................................. 118
           Changes to Your Deferred Annuity......................... 120
           Voting Rights............................................ 121
           Who Sells the Deferred Annuities......................... 122
           Financial Statements..................................... 124
           Your Spouse's Rights..................................... 124
           When We Can Cancel Your Deferred Annuity................. 124
       Income Taxes................................................. 125
       Legal Proceedings............................................ 140
       Table of Contents for the Statement of Additional Information 141
       Appendix A Premium Tax Table................................. 143
       Appendix B Accumulation Unit Values For Each Investment
         Division Tables............................................ 144
       Appendix C Portfolio Legal Names and Marketing Names.........


MetLife does not intend to offer the Deferred Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

                                   [GRAPHIC]

     [GRAPHIC]

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the contract owner dies.

CONTRACT

A Contract is the legal agreement between you and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT OWNER

The person or entity which has all rights including the right to direct who receives income payments.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying

Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU


In this Prospectus "you" is a natural person (or a trust established for the benefit of a natural person) and the contract owner of the Deferred Annuity. "You" is also the purchaser of a Deferred Annuity as a beneficiary of a deceased person's Individual Retirement Account. The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES

        The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
     Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.

--------------------------------------------------------------------------------
  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments...................                 None
Withdrawal Charge (as a percentage of each purchase
  payment) (1)..............................................             Up to 9%
Transfer Fee (2)............................................ Current Charge: None
                                                   Maximum Guaranteed Charge: $25

 /1/A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. The charges on purchase payments for each class is calculated according to the following schedule:

          IF WITHDRAWN DURING YEAR B CLASS BONUS CLASS C CLASS L CLASS
          ------------------------ ------- ----------- ------- -------
                 1................    7%        9%      None      7%
                 2................    6%        8%                6%
                 3................    6%        8%                5%
                 4................    5%        7%                0%
                 5................    4%        6%                0%
                 6................    3%        4%                0%
                 7................    2%        3%                0%
                 Thereafter.......    0%        0%                0%

    There are times when the withdrawal charge does not apply. For example, you may always withdraw earnings without a withdrawal charge. After the first Contract Year, you may also withdraw up to 10% of your total purchase payments without a withdrawal charge.
 /2/We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

--------------------------------------------------------------------------------
     The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee (3)............................................................................. $30

Current Separate Account Charge (as a percentage of your Account Balance) for all investment divisions except the American Funds
Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)

                                                     B CLASS          BONUS CLASS (5)          C CLASS          L CLASS
Death Benefit                                        -------          ---------------          -------          -------
  Basic Death Benefit...............................  1.25%                1.70%                1.65%            1.50%
  Optional Annual Step-Up Death Benefit.............  1.45%                1.90%                1.85%            1.70%
  Optional Greater of Annual Step-Up or 5%..........  1.60%                2.05%                2.00%            1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit (6)..........    .25%                 .25%                 .25%             .25%


Current Separate Account Charge (as a percentage of your Account Balance) for American Funds Bond, American Funds Growth-
  Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)

                                                 B CLASS     BONUS CLASS (5)     C CLASS            L CLASS
Death Benefit                                    -------     ---------------     -------     ----------------------------
  Basic Death Benefit...........................  1.50%           1.95%           1.90%                      1.75%
  Optional Annual Step-Up Death Benefit.........  1.70%           2.15%           2.10%                      1.95%
  Optional Greater of Annual Step-Up or 5%......  1.85%           2.30%           2.25%                      2.10%
    Annual Increase Death Benefit

Optional Earnings Preservation Benefit (6)..................................................                  .25%

Optional Guaranteed Minimum Income Benefit (7)
  Version I and Version II................................................................                    .50%
  Version III.............................................................................           Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:     1.50%
                                                                                             Current Charge:      .75%
Optional Guaranteed Withdrawal Benefit (8)..................................................         Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:      .95%
                                                                                             Current Charge:      .50%
Optional Enhanced Guaranteed Withdrawal Benefit (8).........................................         Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:      .95%
                                                                                             Current Charge:      .50%
Optional Lifetime Withdrawal Guarantee Benefit (Single Life Version) (8)....................         Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:      .95%
                                                                                             Current Charge:      .50%
Optional Lifetime Withdrawal Guarantee Benefit (Joint Life Version) (8).....................         Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:     1.40%
                                                                                             Current Charge:      .70%
Optional Guaranteed Minimum Accumulation Benefit (9)........................................                      .75%


    You may not have the Optional Guaranteed Withdrawal Benefit, the Optional Guaranteed Minimum Income Benefit or the Optional Guaranteed Minimum Accumulation Benefit in effect at the same time.

/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if you take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.

/4/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions as shown in the table labeled "Current Separate Account Charge for the American Funds Investment Divisions". Different Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions were in effect prior to May 1, 2004.

/5/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Set-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years.

/6/ The Separate Account charge for the Earnings Preservation Benefit is in addition to the Separate Account charge for your class of the Deferred Annuity with the death benefit you have chosen. You pay the Separate Account charge designated under the appropriate class for the Basic Death Benefit, the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.


/7/ The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) You do not pay this charge once you are in the pay-out phase of your Contract or if the rider terminates. The Fixed Account is not available with a Deferred Annuity issued in New York State and Washington State with the Guaranteed Minimum Income Benefit. If you elect an Optional Reset of the Guaranteed Minimum Income Benefit, as permitted under Version III of this benefit, we may increase the Guaranteed Minimum Income Benefit charge to the then current charge, but to no more than a maximum of 1.50% of the guaranteed minimum income base. Different Separate Account charges for Versions I and II of the Guaranteed Minimum Income Benefit were in effect prior to May l, 2005. (See Guaranteed Minimum Withdrawal Benefit for more information.)

/8/ The charge for the Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) You do not pay this charge once you are in the pay-out phase of your Contract or if the rider terminates. The Fixed Account is not available with a Deferred Annuity issued in New York State and Washington State with the Guaranteed Withdrawal Benefit. If you elect an Optional Reset of the Guaranteed Withdrawal Benefit on the third Contract Anniversary (Enhanced Guaranteed Withdrawal Benefit only) or fifth Contract Anniversary or thereafter, as permitted under Version I of this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the then current charge, but no more than a maximum of 0.95% for the Single Life version or 1.40% for the Joint Life version. (See Guaranteed Withdrawal Benefit for more information.)


/9/ The charge for the Guaranteed Minimum Accumulation Benefit is a percentage of your Guaranteed Accumulation Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and your Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) You do not pay for this charge once you are in the pay-out phase of your Contract or if the rider terminates. The Fixed Account is not available with this optional benefit. (See Guaranteed Minimum Accumulation Benefit for more information.)

  ----------------------------------------------------------------------------
The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.


Total Annual Metropolitan Fund, Met Investors Fund and American    Minimum Maximum
Funds Operating Expenses for the fiscal year ending December 31,
2005 (expenses that are deducted from these Funds's assets include management fees, distribution fees (12b-1 fees) and other
expenses) (10)                                                       0.54%   4.54%
After Waiver and/or Reimbursement of Expenses (11)................   0.53%   1.44%

 /10/12b-1 Plan fees for the Metropolitan Fund and the Met Investors Fund are those for Deferred Annuities purchased after April 30, 2004. Different 12b-1 fees were in effect for prior time periods.

/11/Pursuant to an Expense Agreement, MetLife Advisers, LLC ("MetLife
    Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses and underlying Portfolio investment management fees and expenses) as necessary to limit the total of such expenses to the annual percentage of average daily net assets of the following Portfolios as indicated:

            Portfolio                                     Percentage
            ---------                                     ----------
            FI Large Cap Portfolio                           1.20%
            MetLife Conservative Allocation Portfolio        0.35%
            MetLife Conservative to Moderate Allocation
              Portfolio                                      0.35%
            MetLife Moderate Allocation Portfolio            0.35%
            MetLife Moderate to Aggressive Allocation
              Portfolio                                      0.35%
            MetLife Aggressive Allocation Portfolio          0.35%

    This waiver or agreement to pay is subject to the obligation of each class of the Portfolio (except FI Large Cap Portfolio) separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2007. The effect of such waiver and reimbursement is that performance results are increased.

    MetLife Advisers has also agreed to waive a portion of its investment management fee until at least April 30, 2007 for the following Portfolios in the percentage amounts specified below:


Portfolio                                                                         Waived Percentage
---------                                                                         -----------------
Loomis Sayles Small Cap Portfolio                                              0.050% on all assets
Lehman Brothers(R) Aggregate Bond Index Portfolio                              0.006% on all assets
MetLife Stock Index Portfolio                                                  0.007% on all assets
MetLife Mid Cap Stock Index Portfolio                                          0.007% on all assets
Russell 2000(R) Index Portfolio                                                0.007% on all assets
Morgan Stanley EAFE(R) Index Portfolio                                         0.007% on all assets
BlackRock Bond Income Portfolio                   0.025% on assets in excess of $1 billion and less
                                                                                    than $2 billion
BlackRock Money Market Portfolio                     0.005% on the first $500 million of assets and
                                                          0.015% on the next $500 million of assets
T. Rowe Price Large Cap Growth Portfolio                  0.015% on the first $50 million of assets


    The effect of such waiver is that performance results are increased. See the attached prospectus for the Metropolitan Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Advisers and the Metropolitan Fund.


 /12/Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement under which MetLife Investors has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.35% for the Harris Oakmark International Portfolio, 1.15% for the Janus Aggressive Growth Portfolio, 1.05% for the Lazard Mid-Cap Portfolio, 1.05% for Legg Mason Value Equity Portfolio, 1.30% for the Met/AIM Small Cap Growth Portfolio, 1.25% for the MFS(R) Research International Portfolio, 1.15% for the Neuberger Berman Real Estate Portfolio, 1.00% for the Oppenheimer Capital Appreciation Portfolio, 0.90% for the PIMCO Inflation Protected Bond Portfolio, 1.35% for the RCM Global Technology Portfolio, 1.15% for the T. Rowe Price Mid-Cap Growth Portfolio, .80% for the Cyclical Growth ETF Portfolio and .80% for the Cyclical Growth & Income ETF Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by MetLife Investors may, with the approval of the Fund's Board of Trustees, be repaid by the applicable Portfolio to MetLife Investors. The effect of such waiver and reimbursement is that performance results are increased. See the attached prospectus for the Met Investors Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Investors and the Met Investors Fund.


  METROPOLITAN FUND CLASS B ANNUAL EXPENSES FOR FISCAL
  YEAR ENDING DECEMBER 31, 2005
                                                                                               ----------------------------
  (as a percentage of average net assets)                                          A+B+C=D                       D-E=F
  (14)(16)                                                            C             TOTAL                        TOTAL
                                                   A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                               MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                  FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------
BlackRock Money Market Portfolio
  (11)(13)(20)(25)............................    0.35    0.25       0.07           0.67           0.01           0.66
Western Asset Management U.S. Government
  Portfolio (13)(31)..........................    0.54    0.25       0.07           0.86           0.00           0.86
BlackRock Bond Income Portfolio
  (11)(13)(15)(25)............................    0.40    0.25       0.07           0.72           0.00           0.72
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (11)..............................    0.25    0.25       0.06           0.56           0.01           0.55
Western Asset Management Strategic Bond
  Opportunities Portfolio (13)(31)............    0.65    0.25       0.10           1.00           0.00           1.00
BlackRock Diversified Portfolio (13)(25)......    0.44    0.25       0.06           0.75           0.00           0.75
MFS(R) Total Return Portfolio (13)(34)........    0.57    0.25       0.16           0.98           0.00           0.98
Harris Oakmark Focused Value Portfolio (13)...    0.73    0.25       0.04           1.02           0.00           1.02
BlackRock Large Cap Value Portfolio (13)(25)..    0.70    0.25       0.15           1.10           0.00           1.10
Davis Venture Value Portfolio (13)............    0.72    0.25       0.04           1.01           0.00           1.01
FI Value Leaders Portfolio (13)...............    0.66    0.25       0.07           0.98           0.00           0.98
Harris Oakmark Large Cap Value Portfolio (13).    0.72    0.25       0.06           1.03           0.00           1.03
Neuberger Berman Mid Cap Value Portfolio (13).    0.67    0.25       0.09           1.01           0.00           1.01
Oppenheimer Global Equity Portfolio (13)(27)..    0.60    0.25       0.33           1.18           0.00           1.18
BlackRock Stategic Value Portfolio (13)(25)...    0.83    0.25       0.06           1.14           0.00           1.14
BlackRock Investment Trust Portfolio (13)(25).    0.49    0.25       0.06           0.80           0.00           0.80
MetLife Stock Index Portfolio (11)............    0.25    0.25       0.04           0.54           0.01           0.53
FI Mid Cap Opportunities Portfolio (13)(22)...    0.68    0.25       0.07           1.00           0.00           1.00
MetLife Mid Cap Stock Index Portfolio (11)....    0.25    0.25       0.09           0.59           0.01           0.58
FI International Stock Portfolio (13)(23).....    0.86    0.25       0.20           1.31           0.00           1.31
Morgan Stanley EAFE(R) Index Portfolio (11)...    0.30    0.25       0.22           0.77           0.01           0.76
BlackRock Legacy Large Cap Growth Portfolio
  (13)(25)....................................    0.73    0.25       0.07           1.05           0.00           1.05
FI Large Cap Portfolio (11)(33)...............    0.80    0.25       0.06           1.11           0.00           1.11
Jennison Growth Portfolio (13)(26)............    0.64    0.25       0.05           0.94           0.00           0.94
T. Rowe Price Large Cap Growth Portfolio
  (11)(13)....................................    0.60    0.25       0.12           0.97           0.00           0.97
Loomis Sayles Small Cap Portfolio (11)(13)....    0.90    0.25       0.08           1.23           0.05           1.18
Russell 2000(R) Index Portfolio (11)..........    0.25    0.25       0.11           0.61           0.01           0.60
BlackRock Aggressive Growth Portfolio
  (13)(25)....................................    0.73    0.25       0.06           1.04           0.00           1.04
Franklin Templeton Small Cap Growth
  Portfolio (13)..............................    0.90    0.25       0.23           1.38           0.00           1.38
T. Rowe Price Small Cap Growth Portfolio (13).    0.51    0.25       0.09           0.85           0.00           0.85
                                                                                               ----------------------------

  ASSET ALLOCATION PORTFOLIOS (29)
                                                                                              TOTAL EXPENSES
                                                                               TOTAL EXPENSES    FOR THE
                                                                   A+B+C=D     AFTER WAIVER/  PORTFOLIO AND
                                                      C             TOTAL      REIMBURSEMENT    UNDERLYING
                                   A        B   OTHER EXPENSES EXPENSES BEFORE      FOR         PORTFOLIOS         E
                               MANAGEMENT 12b-1     BEFORE         WAIVER/       UNDERLYING   AFTER WAIVER/     WAIVER/
                                  FEES    FEES  REIMBURSEMENT   REIMBURSEMENT    PORTFOLIOS   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------
MetLife Conservative
  Allocation Portfolio (11)...    0.10    0.25       0.95           1.30            0.63           0.98          0.95
MetLife Conservative to
  Moderate Allocation
  Portfolio (11)..............    0.10    0.25       0.31           0.66            0.65           1.00          0.31
MetLife Moderate Allocation
  Portfolio (11)..............    0.10    0.25       0.19           0.54            0.69           1.04          0.19
MetLife Moderate to
  Aggressive Allocation
  Portfolio (11)..............    0.10    0.25       0.24           0.59            0.71           1.06          0.24
MetLife Aggressive Allocation
  Portfolio (11)..............    0.10    0.25       1.66           2.01            0.72           1.07          1.66


  ASSET ALLOCATION PORTFOLIOS (29)


                                   D-E=F
                                   TOTAL
                               EXPENSES AFTER
                                  WAIVER/
                               REIMBURSEMENT
---------------------------------------------
MetLife Conservative
  Allocation Portfolio (11)...      0.35
MetLife Conservative to
  Moderate Allocation
  Portfolio (11)..............      0.35
MetLife Moderate Allocation
  Portfolio (11)..............      0.35
MetLife Moderate to
  Aggressive Allocation
  Portfolio (11)..............      0.35
MetLife Aggressive Allocation
  Portfolio (11)..............      0.35




  MET INVESTORS FUND CLASS B ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2005
                                                                                               ----------------------------
  (as a percentage of average net assets)                                          A+B+C=D                       D-E=F
  (14)(16)                                                            C             TOTAL                        TOTAL
                                                   A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                               MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                  FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (24).............    0.50    0.25       0.07           0.82           0.00           0.82
Lord Abbett Bond Debenture Portfolio (13)(15).    0.51    0.25       0.05           0.81           0.00           0.81
PIMCO Inflation Protected Bond Portfolio
  (12)(33)....................................    0.50    0.25       0.05           0.80           0.00           0.80
Neuberger Berman Real Estate Portfolio
  (12)(13)....................................    0.67    0.25       0.03           0.95           0.00           0.95
Legg Mason Value Equity Portfolio
  (12)(13)(21)................................    0.70    0.25       3.59           4.54           3.49           1.05
Lazard Mid-Cap Portfolio (12)(13)(30).........    0.70    0.25       0.09           1.04           0.00           1.04
Harris Oakmark International Portfolio
  (12)(13)(17)................................    0.82    0.25       0.13           1.20           0.00           1.20
MFS(R) Research International Portfolio
  (12)(13)(24)................................    0.74    0.25       0.23           1.22           0.00           1.22
Janus Aggressive Growth Portfolio
  (12)(13)(19)................................    0.67    0.25       0.05           0.97           0.00           0.97
Oppenheimer Capital Appreciation Portfolio
  (12)(13)(24)................................    0.59    0.25       0.10           0.94           0.00           0.94
T. Rowe Price Mid-Cap Growth
  Portfolio (12)(18)..........................    0.75    0.25       0.07           1.07           0.00           1.07
Met/AIM Small Cap Growth Portfolio
  (12)(13)(24)................................    0.90    0.25       0.11           1.26           0.00           1.26
RCM Global Technology Portfolio
  (12)(13)(24)(28)............................    0.92    0.25       0.27           1.44           0.00           1.44
                                                                                               ----------------------------



                                                                                                            TOTAL EXPENSES
                                                                                                               FOR THE
                                                                   A+B+C=D                       D-E=F      PORTFOLIO AND
                                                      C             TOTAL                        TOTAL        UNDERLYING
                                   A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER   PORTFOLIOS
                               MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/     AFTER WAIVER/
                                  FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
PORTFOLIOS (32)
Cyclical Growth Portfolio
  (12)(33)....................    0.45    0.25       1.89           2.59           1.79           0.80           1.18
Cyclical Growth and Income
  ETF Portfolio (12)(33)......    0.45    0.25       3.03           3.73           2.93           0.80           1.13


  AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2005
                                                                                                         --------------
                                                                                             A+B+C=D
  (as a percentage of average net assets) (13)(14)(16)                          C             TOTAL
                                                             A        B   OTHER EXPENSES EXPENSES BEFORE       E
                                                         MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/
                                                            FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------
       American Fund Bond Portfolio.....................    0.43    0.25       0.01           0.69           0.00
       American Funds Growth-Income Portfolio...........    0.28    0.25       0.01           0.54           0.00
       American Funds Global Small
         Capitalization Portfolio.......................    0.74    0.25       0.05           1.04           0.00
       American Funds Growth Portfolio..................    0.33    0.25       0.02           0.60           0.00
                                                                                                         --------------



  AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2005
                                                         --------------
                                                             D-E=F
  (as a percentage of average net assets) (13)(14)(16)       TOTAL
                                                         EXPENSES AFTER
                                                            WAIVER/
                                                         REIMBURSEMENT
-----------------------------------------------------------------------
       American Fund Bond Portfolio.....................      0.69
       American Funds Growth-Income Portfolio...........      0.54
       American Funds Global Small
         Capitalization Portfolio.......................      1.04
       American Funds Growth Portfolio..................      0.60
                                                         --------------


 /13/Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and SAI for each respective fund.


 /14/Total Expenses After Waiver/Reimbursement do not reflect any expense reductions resulting from voluntary waivers or trades placed with certain brokers. For more information, see the prospectus and SAI for each Fund.


/15/On April 29, 2002, the State Street Research Income Portfolio of the
    Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the New England Zenith Fund. On April 29, 2002, the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbott Bond Debenture Portfolio of the Met Investors Fund.

 /16/Each of the Metropolitan Fund, Met Investors Fund and American Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee in connection with the Class B shares of the Metropolitan and Met Investors Funds and Class 2 of the American Funds.


 /17/On January 1, 2003, Harris Associates L.P. became the sub-investment manager for the State Street Research Concentrated International Portfolio, which changed its name to Harris Oakmark International Portfolio. The management fee has been restated to reflect a new management fee schedule that became effective December 1, 2005.


/18/On January 1, 2003, T. Rowe Price Associates Inc. became the sub-investment manager for the MFS(R) Mid Cap Growth Portfolio, which changed its name to
    T. Rowe Price Mid-Cap Growth Portfolio.

 /19/On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund was merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.

 /20/BlackRock Money Market Portfolio is only available in the C Class Deferred
    Annuity purchased after April 30, 2003, and a Deferred Annuity issued in New York State and Washington State with Versions I and II of the Optional Guaranteed Minimum Income Benefit and the Optional Guaranteed Withdrawal Benefit.

 /21/Prior to the opening of business on May 3, 2004, MFS(R) Research Managers
    Portfolio of the Metropolitan Fund was merged into MFS(R) Investors Trust Portfolio of the Metropolitan Fund. Prior to the opening of business on May 1, 2006, MFS(R) Investors Trust Portfolio of the Metropolitan Fund was merged into the Legg Mason Value Equity Portfolio of the Met Investors Fund.

 /22/Prior to the opening of business on May 3, 2004, the FI Mid Cap
    Opportunities Portfolio was merged into the Janus Mid Cap Portfolio and Fidelity Management & Research Company became sub-investment manager for the Portfolio which changed its name to FI Mid Cap Opportunities Portfolio.

 /23/On December 16, 2003, Fidelity Research & Management Company became the sub-investment manager for the Putnam International Stock Portfolio, which changed its name to FI International Stock Portfolio.

 /24/Fees waived or expenses reimbursed by the investment manager of these Portfolios in prior years were repaid in the last fiscal year to the investment manager by these Portfolios with the approval of the Fund's Board of Trustees. These amounts are included in the "Other Expenses Before Reimbursement" column. The amounts per Portfolio are:

             Portfolio                                  Percentage
             ---------                                  ----------
             MFS(R) Research International Portfolio...    0.05
             Met/AIM Small Cap Growth Portfolio........    0.04
             Oppenheimer Capital Appreciation Portfolio    0.05
             PIMCO Total Return Portfolio..............    0.01
             RCM Global Technology Portfolio...........    0.14

 /25/Effective January 31, 2005, BlackRock Advisors, Inc. became the sub-investment manager for the State Street Research Money Market Portfolio, the State Street Research Bond Income Portfolio, the State Street Research Diversified Portfolio, the State Street Research Large Cap Value Portfolio, the State Street Research Investment Trust Portfolio, the State Street Research Large Cap Growth Portfolio, the State Street Research Aggressive Growth Portfolio and the State Street Research Aurora Portfolio, which changed their names, as shown in the following table:

Prior Portfolio Name                                          New Portfolio Name
--------------------                                          ------------------
State Street Research Aggressive Growth Portfolio BlackRock Aggressive Growth Portfolio
State Street Research Aurora Portfolio            BlackRock Strategic Value Portfolio
State Street Research Bond Income Portfolio       BlackRock Bond Income Portfolio
State Street Research Diversified Portfolio       BlackRock Diversified Portfolio
State Street Research Investment Trust Portfolio  BlackRock Investment Trust Portfolio
State Street Research Large Cap Growth Portfolio  BlackRock Legacy Large Cap Growth Portfolio
State Street Research Large Cap Value Portfolio   BlackRock Large Cap Value Portfolio
State Street Research Money Market Portfolio      BlackRock Money Market Portfolio

/26/Prior to the opening of business on May 2, 2005, the Met/Putnam Voyager
    Portfolio of the Metropolitan Fund was merged into the Jennison Growth Portfolio of the Metropolitan Fund.

 /27/On May 1, 2005, OppenheimerFunds, Inc. became the sub-investment manager for the Scudder Global Equity Portfolio which changed its name to the Oppenheimer Global Equity Portfolio.

 /28/On January 15, 2005, RCM Capital Management LLC became the sub-investment manager for the PIMCO PEA Innovation Portfolio which changed its name to RCM Global Technology Portfolio.


 /29/These Portfolios are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Because these Portfolios invest in other underlying Portfolios, each of these Portfolios also will bear its pro rata portion of the operating expenses of the underlying Portfolios in which it invests, including the investment management fee. The total annual operating expenses of the Portfolios (before applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying Portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio; 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio; 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio and 2.73% for the MetLife Aggressive Allocation Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the Portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

 /30/On December 19, 2005, Lazard Asset Management LLC became the sub-investment manager for the Met/AIM Mid Cap Core Equity Portfolio which changed its name to Lazard Mid-Cap Portfolio. The management fee has been restated to reflect a new management fee schedule that became effective on December 19, 2006.


/31/On May 1, 2006, Western Asset Management Company became the sub-investment manager for the Salomon Brothers Strategic Bond Portfolio and the Salomon Brothers U.S. Government Bond Portfolio which changed their names, respectively, to the Western Asset Management Strategic Bond Portfolio and the Western Asset Management U.S. Government Bond Portfolio.

 /32/Each Portfolio was designed on established principles of asset allocation.
    Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The expenses of the Underlying ETFs and other investment companies are: 0.33% for Cyclical Growth and Income ETF Portfolio, and 0.38% for the Cyclical Growth ETF Portfolio. The expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment company for the year ended December 31, 2005 (or in the case of Vanguard(R) U.S. Sector Index Funds, for the fiscal year ended August 31, 2005) according to such Underlying ETFs' and other investment companies' allocation targets in place as of December 31, 2005. See the prospectus for the portfolios for a description of the allocation targets for each portfolio.


/33/This Portfolio first became available on May 1, 2006.


/34/The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

  EXAMPLES
  The examples are intended to help you compare the cost of investing in the Deferred Annuity with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and Portfolio fees and expenses (described in the third table).

  The Examples illustrate the Deferred Annuity costs for each Contract class with the combination of optional benefits which is the most expensive. Examples 1 through 8 on pages 16-19 in the Prospectus assume the purchase of Version III of the Guaranteed Minimum Income Benefit (Predictor Plus), as well as certain optional death benefits. With the availability of the GMAB, purchasing the Predictor Plus is no longer the most expensive way to purchase the Contract in all years shown. Purchasing the Deferred Annuity with Version III of the Guaranteed Minimum Income Benefit is the most expensive way to purchase the Contract for a 5 or 10 year period, and purchasing the Contract with the GMAB is the most expensive way to purchase the Contract for a 1 or 3 year period. You cannot purchase both the Predictor Plus and the GMAB. Therefore, we are adding the following Examples 9 through 16 to the "Examples" section to show the cost of purchasing the Deferred Annuity for each Class of the Contract with the GMAB.

  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account or Enhanced Dollar Cost
    Averaging Program;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.

                                      1      3      5     10
                                     YEAR  YEARS  YEARS  YEARS
---------------------------------------------------------------
Maximum............................ $1,522 $2,961 $4,325 $7,592
Minimum............................ $1,131 $1,861 $2,611 $4,764

  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account or Enhanced Dollar Cost
    Averaging Program;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit: and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $822 $2,421 $3,965 $7,592
  Minimum........................................... $431 $1,321 $2,251 $4,764

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.


                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,784 $3,313 $4,768 $8,015
Minimum........................................... $1,383 $2,194 $3,041 $5,234

  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower. Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).


                                1     3      5     10
                               YEAR YEARS  YEARS  YEARS
--------------------------------------------------------
Maximum....................... $884 $2,593 $4,228 $8,015
Minimum....................... $483 $1,474 $2,501 $5,234

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the C Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you surrender your Contract (although no withdrawal charges apply to the
    C Class, the annual contract fee is deducted when the Deferred Annuity is surrendered regardless of the amount of the total Account Balance).


                                                         1     3      5     10
                                                        YEAR YEARS  YEARS  YEARS
---------------------------------------------------------------------------------
Maximum................................................ $857 $2,518 $4,108 $7,796
Minimum................................................ $468 $1,430 $2,428 $5,088

  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the C Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges apply to the C Class).


                                                         1     3      5     10
                                                        YEAR YEARS  YEARS  YEARS
---------------------------------------------------------------------------------
Maximum................................................ $857 $2,518 $4,108 $7,796
Minimum................................................ $468 $1,430 $2,428 $5,088

  Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account or the Enhanced Dollar Cost
    Averaging Program;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you fully surrender your Contract with applicable withdrawal charges deducted.

                                                               1      3      5     10
                                                              YEAR  YEARS  YEARS  YEARS
----------------------------------------------------------------------------------------
Maximum..................................................... $1,543 $2,929 $4,050 $7,714
Minimum..................................................... $1,153 $1,836 $2,356 $4,958

  Example 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in
    effect;
  . there was no allocation to the Fixed Account or the
    Enhanced Dollar Cost Averaging Program;
  . you bear the minimum or maximum fees and expenses of
    any of the Portfolios;
  . a total Account Balance of $80,000 (for purposes of
    determining the impact of the Annual Contract Fee);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select Version III of the Guaranteed Minimum Income
    Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                                                              1     3      5     10
                                                             YEAR YEARS  YEARS  YEARS
--------------------------------------------------------------------------------------
Maximum..................................................... $843 $2,479 $4,050 $7,714
Minimum..................................................... $453 $1,386 $2,356 $4,958

  Example 9. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account or Enhanced Dollar Cost
    Averaging Program;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Accumulation Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.

                                1      3      5     10
                               YEAR  YEARS  YEARS  YEARS
                      -----------------------------------
                      Maximum $1,511 $2,930 $4,274 $7,494
                      Minimum $1,120 $1,829 $2,556 $4,648


  Example 10. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account or Enhanced Dollar Cost
    Averaging Program;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Accumulation Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                1     3      5     10
                               YEAR YEARS  YEARS  YEARS
                       ---------------------------------
                       Maximum $811 $2,390 $3,914 $7,494
                       Minimum $420 $1,289 $2,196 $4,648

  Example 11. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Accumulation Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.

                                1      3      5     10
                               YEAR  YEARS  YEARS  YEARS
                      -----------------------------------
                      Maximum $1,773 $3,282 $4,718 $7,919
                      Minimum $1,372 $2,162 $2,986 $5,120

  Example 12. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Accumulation Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                1     3      5     10
                               YEAR YEARS  YEARS  YEARS
                       ---------------------------------
                       Maximum $873 $2,562 $4,178 $7,919
                       Minimum $472 $1,442 $2,446 $5,120

  Example 13. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in
    effect;
  . there was no allocation to the Fixed Account;
  . you bear the minimum or maximum fees and expenses of
    any of the Portfolios;
  . a total Account Balance of $74,000 (for purposes of
    determining the impact of the Annual Contract Fee);
  . you select the C Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Accumulation Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, (although no withdrawal charges apply to the C Class, the annual contract fee is deducted when the Deferred Annuity is surrendered regardless of the amount of the total
    Account Balance).

                                1     3      5     10
                               YEAR YEARS  YEARS  YEARS
                       ---------------------------------
                       Maximum $847 $2,487 $4,057 $7,700
                       Minimum $457 $1,398 $2,373 $4,973

  Example 14. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower
  Assumptions:
  . reimbursement and/or waiver of expenses was not in
    effect;
  . there was no allocation to the Fixed Account;
  . you bear the minimum or maximum fees and expenses of
    any of the Portfolios;
  . a total Account Balance of $74,000 (for purposes of
    determining the impact of the Annual Contract Fee);
  . you select the C Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Accumulation Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges apply to the C Class).

                                1     3      5     10
                               YEAR YEARS  YEARS  YEARS
                       ---------------------------------
                       Maximum $847 $2,487 $4,057 $7,700
                       Minimum $457 $1,398 $2,373 $4,973

  Example 15. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in
    effect;
  . there was no allocation to the Fixed Account or the
    Enhanced Dollar Cost Averaging Program;
  . you bear the minimum or maximum fees and expenses of
    any of the Portfolios;
  . a total Account Balance of $80,000 (for purposes of
    determining the impact of the Annual Contract Fee);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Accumulation Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your Contract with applicable withdrawal charges deducted.

                                1      3      5     10
                               YEAR  YEARS  YEARS  YEARS
                      -----------------------------------
                      Maximum $1,532 $2,898 $3,999 $7,618
                      Minimum $1,142 $1,804 $2,302 $4,843

  Example 16. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in
    effect;
  . there was no allocation to the Fixed Account or the
    Enhanced Dollar Cost Averaging Program;
  . you bear the minimum or maximum fees and expenses of
    any of the Portfolios;
  . a total Account Balance of $80,000 (for purposes of
    determining the impact of the Annual Contract Fee);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Accumulation Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                                1     3      5     10
                               YEAR YEARS  YEARS  YEARS
                       ---------------------------------
                       Maximum $832 $2,448 $3,999 $7,618
                       Minimum $442 $1,354 $2,302 $4,843

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

     S  see Appendix B.

METLIFE


       Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife
was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowner's insurance and retail banking services to individuals, as well as group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. Outside the U.S., the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

                                   [GRAPHIC]

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
                                   [GRAPHIC]
[SIDEBAR: A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.]


    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Account." With the Fixed Account, your money earns a rate of interest that we guarantee. The Fixed Account is not available to all contract owners. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

THE DEFERRED ANNUITY


    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Deferred Annuity is better for you. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before you buy a Deferred Annuity, ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Deferred Annuity, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.

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

The pay-out phase begins when you either take all of your money out of the account or elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Each class offers you the ability to choose certain features. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If you purchase any of the optional death benefits, you receive the optional benefit in place of the Basic Death Benefit. Some features are not available with the Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State and Washington State, regardless of the class of the Deferred Annuity purchased. Some features are not available with the Deferred Annuity with the optional Guaranteed Withdrawal Benefit issued in New York State and in Washington State, regardless of the class of the Deferred Annuity purchased. The Fixed Account is not available with the Version III of the Guaranteed Minimum Income Benefit, regardless of the class of the Deferred Annuity purchased. The Fixed Account is not available with the Guaranteed Minimum Accumulation Benefit, regardless of the class of the Deferred Annuity purchased. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:

[_]an Annual Step-Up Death Benefit;

[_]a Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

[_]an Earnings Preservation Benefit

[_]a Guaranteed Minimum Income Benefit;

[_]a Guaranteed Withdrawal Benefit; and

[_]a Guaranteed Minimum Accumulation Benefit.

You may not have the Guaranteed Minimum Income Benefit, the Guaranteed Withdrawal Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time.

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.

                                   [GRAPHIC]
CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds investment division, 1.70% to 1.85%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%.

THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)


You may purchase a Contract in the Bonus Class before your 81st birthday. If there are joint contract owners, the age of the oldest joint contract owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds investment division, 2.15% to 2.30%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds investment division, 2.40% to 2.55%. After you have held the Contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds investment division). After you have held the Contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds investment division, 1.70% to 1.85%.


Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)

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

Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.


                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
Contract Year                  charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $54,770                  $53,400
--------------------------------------------------------------------------------
2                                       $58,248                  $57,031
--------------------------------------------------------------------------------
3                                       $61,947                  $60,909
--------------------------------------------------------------------------------
4                                       $65,881                  $65,051
--------------------------------------------------------------------------------
5                                       $70,064                  $69,475
--------------------------------------------------------------------------------
6                                       $74,513                  $74,199
--------------------------------------------------------------------------------
7                                       $79,245                  $79,244
--------------------------------------------------------------------------------
8                                       $84,633                  $84,633
--------------------------------------------------------------------------------
9                                       $90,388                  $90,388
--------------------------------------------------------------------------------
10                                      $96,535                  $96,534
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

If we agree to permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same contract class, except, if you had a Bonus Class Deferred Annuity, the Contract will be issued as a B Class Deferred Annuity.

C CLASS

The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds investment division) and no withdrawal charge. If you choose either of the optional death benefits, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds investment division, 2.10% to 2.25%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds investment division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market investment division is available in the C Class Deferred Annuity purchased after April 30, 2003.

L CLASS

The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds investment division) and a declining three year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds investment division, 2.20% to 2.35%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

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
YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Met Investors Fund and the American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities, Class B of the Metropolitan Fund and the Met Investors Fund, and Class 2 of the American Funds, each impose a 12b-1 Plan fee.



The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Account.
[GRAPHIC]
The degree of investment risk you assume will depend on the investment divisions you choose. We have listed the first group of choices in the approximate order of risk from the most conservative to the most aggressive, with all those within the same investment style listed in alphabetical order. The second group of choices, the asset allocation portfolios, is also listed in order of risk.
While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.

Starting with the most conservative Portfolio, the first group of investment choices is listed in the approximate risk relationship among each available Portfolio in each group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names). (See Appendix C Portfolio Legal and Marketing Names.) You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

EXCHANGE-TRADED FUNDS PORTFOLIOS

The Cyclical Growth EFT Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation Portfolios and "funds of funds" which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment, each Portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the Portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these Portfolios invest.



BLACKROCK MONEY MARKET PORTFOLIO                  SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT
                                                  WITH PRESERVATION OF CAPITAL
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT          SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH
PORTFOLIO                                         PRESERVATION OF CAPITAL AND MAINTENANCE OF
                                                  LIQUIDITY
BLACKROCK BOND INCOME PORTFOLIO                   SEEKS COMPETITIVE TOTAL RETURN PRIMARILY FROM
                                                  INVESTING IN FIXED-INCOME SECURITIES
AMERICAN FUNDS BOND PORTFOLIO                     SEEKS TO MAXIMIZE CURRENT INCOME AND PRESERVE
                                                  CAPITAL BY INVESTING PRIMARILY IN FIXED-INCOME
                                                  SECURITIES
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO SEEKS TO EQUAL THE PERFORMANCE OF THE LEHMAN
                                                  BROTHERS(R) AGGREGATE BOND INDEX
PIMCO TOTAL RETURN PORTFOLIO                      SEEKS MAXIMUM TOTAL RETURN, CONSISTENT WITH THE
                                                  PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT
                                                  MANAGEMENT
WESTERN ASSET MANAGEMENT STRATEGIC BOND           SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH
OPPORTUNITIES PORTFOLIO                           PRESERVATION OF CAPITAL
LORD ABBETT BOND DEBENTURE PORTFOLIO              SEEKS HIGH CURRENT INCOME AND THE OPPORTUNITY FOR
                                                  CAPITAL APPRECIATION TO PRODUCE A HIGH TOTAL RETURN
PIMCO INFLATION PROTECTED BOND PORTFOLIO          SEEKS TO PROVIDE MAXIMUM REAL RETURN CONSISTENT
                                                  WITH PRESERVATION OF CAPITAL AND PRUDENT
                                                  INVESTMENT MANAGEMENT
BLACKROCK DIVERSIFIED PORTFOLIO                   SEEKS HIGH TOTAL RETURN WHILE ATTEMPTING TO LIMIT
                                                  INVESTMENT RISK AND PRESERVE CAPITAL
MFS(R) TOTAL RETURN PORTFOLIO                     SEEKS A FAVORABLE TOTAL RETURN THROUGH INVESTMENT
                                                  IN A DIVERSIFIED PORTFOLIO
NEUBERGER BERMAN REAL ESTATE PORTFOLIO            SEEKS TO PROVIDE TOTAL RETURN THROUGH INVESTMENT
                                                  IN REAL ESTATE SECURITIES, EMPHASIZING BOTH CAPITAL
                                                  APPRECIATION AND CURRENT INCOME
HARRIS OAKMARK FOCUSED VALUE PORTFOLIO            SEEKS LONG-TERM CAPITAL APPRECIATION
BLACKROCK LARGE CAP VALUE PORTFOLIO               SEEKS LONG-TERM GROWTH OF CAPITAL
DAVIS VENTURE VALUE PORTFOLIO                     SEEKS GROWTH OF CAPITAL
FI VALUE LEADERS PORTFOLIO                        SEEKS LONG TERM-GROWTH OF CAPITAL
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO          SEEKS LONG-TERM CAPITAL APPRECIATION
NEUBERGER BERMAN MID CAP VALUE PORTFOLIO          SEEKS CAPITAL GROWTH
OPPENHEIMER GLOBAL EQUITY PORTFOLIO               SEEKS CAPITAL APPRECIATION
BLACKROCK STRATEGIC VALUE PORTFOLIO               SEEKS HIGH TOTAL RETURN, CONSISTING PRINCIPALLY OF
                                                  CAPITAL APPRECIATION
BLACKROCK INVESTMENT TRUST PORTFOLIO              SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO            SEEKS BOTH CAPITAL APPRECIATION AND INCOME
LEGG MASON VALUE EQUITY PORTFOLIO                 SEEKS LONG-TERM GROWTH OF CAPITAL
METLIFE STOCK INDEX PORTFOLIO                     SEEKS TO EQUAL THE PERFORMANCE OF THE STANDARD &
                                                  POOR'S(R) 500 COMPOSITE STOCK PRICE INDEX
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
PORTFOLIO                                         SEEKS CAPITAL APPRECIATION THROUGH STOCKS
FI MID CAP OPPORTUNITIES PORTFOLIO                SEEKS LONG-TERM GROWTH OF CAPITAL
LAZARD MID-CAP PORTFOLIO                          SEEKS LONG-TERM CAPITAL APPRECIATION
METLIFE MID CAP STOCK INDEX PORTFOLIO             SEEKS TO EQUAL THE PERFORMANCE OF THE STANDARD &
                                                  POOR'S(R) 400 COMPOSITE STOCK PRICE INDEX
FI INTERNATIONAL STOCK PORTFOLIO                  SEEKS LONG-TERM GROWTH OF CAPITAL
HARRIS OAKMARK INTERNATIONAL PORTFOLIO            SEEKS LONG-TERM CAPITAL APPRECIATION
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO           SEEKS CAPITAL APPRECIATION
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO            SEEKS TO EQUAL THE PERFORMANCE OF THE MSCI
                                                  EAFE(R) INDEX
BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO       SEEKS LONG-TERM GROWTH OF CAPITAL
FI LARGE CAP PORTFOLIO                            SEEKS LONG-TERM GROWTH OF CAPITAL
AMERICAN FUNDS GROWTH PORTFOLIO                   SEEKS CAPITAL APPRECIATION THROUGH STOCKS
JANUS AGGRESSIVE GROWTH PORTFOLIO                 SEEKS LONG-TERM GROWTH OF CAPITAL
JENNISON GROWTH PORTFOLIO                         SEEKS LONG TERM GROWTH OF CAPITAL
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO        SEEKS CAPITAL APPRECIATION
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO          SEEKS LONG TERM GROWTH OF CAPITAL AND,
                                                  SECONDARILY, DIVIDEND INCOME


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

LOOMIS SAYLES SMALL CAP PORTFOLIO             SEEKS LONG-TERM CAPITAL GROWTH FROM INVESTMENTS
                                              IN COMMON STOCKS OR OTHER EQUITY SECURITIES
RUSSELL 2000(R) INDEX PORTFOLIO               SEEKS TO EQUAL THE RETURN OF THE RUSSELL 2000(R)
                                              INDEX
BLACKROCK AGGRESSIVE GROWTH PORTFOLIO         SEEKS MAXIMUM CAPITAL APPRECIATION
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO        SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL
FRANKLIN-TEMPLETON SMALL CAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL GROWTH
MET/AIM SMALL CAP GROWTH PORTFOLIO            SEEKS LONG-TERM GROWTH OF CAPITAL
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO      SEEKS LONG-TERM CAPITAL GROWTH
RCM GLOBAL TECHNOLOGY PORTFOLIO               SEEKS CAPITAL APPRECIATION; NO CONSIDERATION IS
                                              GIVEN TO INCOME
                                  ASSET ALLOCATION PORTFOLIOS
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO     SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH GROWTH
                                              OF CAPITAL AS A SECONDARY OBJECTIVE
METLIFE CONSERVATIVE TO MODERATE ALLOCATION   SEEKS A HIGH TOTAL RETURN IN THE FORM OF INCOME
PORTFOLIO                                     AND GROWTH OF CAPITAL, WITH A GREATER EMPHASIS ON
                                              INCOME
METLIFE MODERATE ALLOCATION PORTFOLIO         SEEKS A BALANCE BETWEEN A HIGH LEVEL OF CURRENT
                                              INCOME AND GROWTH OF CAPITAL, WITH A GREATER
                                              EMPHASIS ON GROWTH OF CAPITAL
METLIFE MODERATE TO AGGRESSIVE ALLOCATION
PORTFOLIO                                     SEEKS GROWTH OF CAPITAL
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO       SEEKS GROWTH OF CAPITAL
                               EXCHANGE TRADED FUNDS PORTFOLIOS
CYCLICAL GROWTH ETF PORTFOLIO                 SEEKS GROWTH OF CAPITAL
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO      SEEKS GROWTH OF CAPITAL AND INCOME





Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide you will indicate the investment divisions that are available to you. The BlackRock Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, Deferred Annuities issued in New York State and Washington State with Versions I and II of the optional Guaranteed Minimum Income Benefit or the optional Guaranteed Withdrawal Benefit. Your investment choices may be limited because:

[_]We have restricted the available investment divisions.
[_]Some of the investment divisions are not approved in your state.
[_]Your employer, association or other group contract owner limits the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the

Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.


The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC ("Met Investors"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds.


In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.


Certain Payments We Receive with Regard to the Portfolios. An investment manager (other than our affiliates MetLife Advisers and Met Investors) or sub-investment manager of a Portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Portfolios. The amount of the compensation is not deducted from Portfolio assets and does not decrease the Portfolio's investment return. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Deferred Annuity and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50% of assets. Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment managers MetLife Advisers and Met Investors which are formed as "limited liability companies". Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers.

The Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plans are described in more detail in the prospectuses for the Portfolios. The payments are deducted from assets of the Portfolios and are paid to us. These payments decrease the Portfolios' investment returns.


We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Portfolios based on recommendations made by broker-dealer firms. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. See "Who Sells The Deferred Annuities".


See the Table of Expenses for information on the investment management fees paid by the Portfolios and the Statement of Additional Information for information on the investment management fees paid to the investment managers and sub-investment managers.

DEFERRED ANNUITIES

[SIDEBAR: These Deferred Annuities may be issued either to an individual or to a non-natural entity, such as a trust.]


This prospectus describes the following Deferred Annuities under which you can accumulate money:


  [_] Non-Qualified

  [_] Traditional IRAs (Individual Retirement Annuities)

  [_] Roth IRAs (Roth Individual Retirement Annuities)

  [_] SEPs (Simplified Employee Pensions)*

  [_] SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual
      Retirement Annuities)*
                                                                [GRAPHIC]

* Only available in certain states and for new participants where the employer has previously purchased this Deferred Annuity. We will continue to accept additional purchase payments from participants who presently have this contract.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

[SIDEBAR: We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.]
AUTOMATED INVESTMENT STRATEGIES AND ENHANCED DOLLAR COST AVERAGING PROGRAM


  There are four automated investment strategies and an Enhanced Dollar Cost Averaging Program available to you. The Enhanced Dollar Cost Averaging
Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' variable annuities. The Index Selector/SM/ is not available if you purchase Version III of the Guaranteed Minimum Income Benefit, the Lifetime Withdrawal Guarantee Benefit or the Guaranteed Minimum Accumulation

Benefit. The Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State and Washington State with the optional Guaranteed Minimum Income Benefit or the optional Guaranteed Withdrawal Benefit, or if you purchase Version III of the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to you without any additional charges. As with any investment program, none of them can guarantee a gain--you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector/SM/ or Rebalancer(R) in effect at the same time, but you may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator/SM/ or the Allocator./SM/

Enhanced Dollar Cost Averaging Program: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that you have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the investment divisions you choose. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar a mount by dividing your new allocation by the number of months in the program you chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

Unless you instruct us otherwise, if you cancel your participation in the Enhanced Dollar Cost Averaging Program, any remaining dollar amounts will be transferred to the available investment divisions in accordance with the percentages you had chosen for the Enhanced Dollar Cost Averaging Program. For Contracts issued prior to November 1, 2005, any remaining dollar amounts will be transferred to the Fixed Account. We may impose minimum purchase payments and other restrictions to utilize this program.


                                   EXAMPLE:

                                                                    Amount
                                                               Transferred from
                                                                  EDCA Fixed
                                                                  Account to
                                                 EDCA 6-Month      Selected
                                                    Program     PPS Investment
                               Date     Amount   Interest Rate   Division(s)
                             --------- -------   ------------- ----------------
A   Enhanced Dollar Cost
    Averaging Program
    ("EDCA") 6-Month
    Program Initial Purchase
    Payment                  5/1/2006  $12,000*      9.00%          $2,000*
-------------------------------------------------------------------------------
B                            6/1/2006                               $2,000
-------------------------------------------------------------------------------
C                            7/1/2006                               $2,000
-------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase
    Payment                  8/1/2006  $18,000**     8.00%         $5,000**
-------------------------------------------------------------------------------
E                            9/1/2006                               $5,000
-------------------------------------------------------------------------------
F                            10/1/2006                              $5,000
-------------------------------------------------------------------------------
G                            11/1/2006                              $5,000
-------------------------------------------------------------------------------
H                            12/1/2006                             $4,483.22

* $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

[GRAPHIC]

The Equity Generator/SM/: An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one investment division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

[GRAPHIC]

The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.

[GRAPHIC]

The Index Selector/SM/: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is divided among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account (or the BlackRock Money Market investment division in lieu of the Fixed Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with either Versions I and II of the optional Guaranteed Minimum Income Benefit or Versions I and II of the optional Guaranteed Withdrawal Benefit). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these investment divisions and the Fixed Account (or the BlackRock Money Market investment division) is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.

You may utilize the Index Selector with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

[GRAPHIC]

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Account to any of the investment divisions you choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Account balance is exhausted, this strategy is automatically discontinued.

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you can continue the strategy through periods of fluctuating prices.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:


                                                        Bonus        C            L
                                        B Class         Class      Class        Class
                                          ----------    -----      -----        ----------
a. EnhancedDollar Cost Averaging          Yes            No         No           Yes
           Program ("EDCA")
---------------------------------------------------------------------------------------------
                                       (may not be used with purchase payments which
                                       consist of money from other MetLife or its affiliates'
                                              variable annuities)
---------------------------------------------------------------------------------------------
b. Choiceof One Automated Investment
         Strategy
---------------------------------------------------------------------------------------------
 1. EquityGenerator                       Yes            Yes        No           Yes
                                        (but not                               (but not
                                       with EDCA)                             with EDCA)
                                       ------------------------------------------------------
                                       (but not available with the optional Guaranteed
                                       Minimum Income Benefit or optional Guaranteed
                                       Withdrawal Benefit in New York State and in
                                       Washington State, or Version III of the optional
                                       Guaranteed Minimum Income Benefit or the
                                       Guaranteed Minimum Accumulation Benefit)
---------------------------------------------------------------------------------------------
 2. Rebalancer                            Yes            Yes        Yes          Yes
---------------------------------------------------------------------------------------------
                                       (but not available with Guaranteed Minimum
                                             Accumulation Benefit)
---------------------------------------------------------------------------------------------
 3. IndexSelector                         Yes            Yes        Yes          Yes
---------------------------------------------------------------------------------------------
                                       (but not available with Version III of the Guaranteed
                                       Minimum Income Benefit, the Lifetime Withdrawal
                                       Guarantee Benefit or the Guaranteed Minimum
                                             Accumulation Benefit)
---------------------------------------------------------------------------------------------
 4. Allocator                             Yes            Yes        No           Yes
                                        (but not                               (but not
                                       with EDCA)                             with EDCA)
                                       ------------------------------------------------------
                                       (but not available with the optional Guaranteed
                                       Minimum Income Benefit or optional Guaranteed
                                       Withdrawal Benefit in New York State and in
                                       Washington State, or Version III of the optional
                                       Guaranteed Minimum Income Benefit or the
                                       Guaranteed Minimum Accumulation Benefit)
---------------------------------------------------------------------------------------------

[SIDEBAR: You may make purchase payments to your Deferred Annuity whenever you choose, up to age 91 (89 in Massachusetts for the B and Bonus Class). However, Federal tax rules may limit the amount and frequency of your purchase payments.] PURCHASE PAYMENTS


   The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth IRA , SEP and SIMPLE IRA Deferred Annuities. The minimum initial purchase payment for automated purchase payments ("check-o-matic") for the B Class Non-Qualified Deferred Annuity is $500; the minimum initial automated purchase payment for the B Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100. If you choose to purchase a Bonus Class Deferred Annuity, the minimum initial purchase payment is $10,000. The minimum initial purchase payment for the C Class and L Class is $25,000. We reserve the right to accept amounts transferred from other annuity contracts that meet the minimum initial purchase payment at the time of the transfer request, but, at the time of receipt in good order, do not meet such requirements because of loss in market value.

If you are purchasing the Deferred Annuity as the beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through check-o-matic. The minimum subsequent purchase payment for all Deferred Annuities is $500, except for automated purchase payments, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law. We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.

SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".

We will issue the B, C or L Class Deferred Annuity to you before your 86th birthday. We will issue the Bonus Class Deferred Annuity to you before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).

The chart below summarizes the minimum initial and subsequent purchase payments for each contract class:

                                             Bonus
                                B Class      Class  C Class L Class
                            --------------  ------- ------- -------
Initial Purchase Payment        $5,000      $10,000 $25,000 $25,000
                               ($2,000:
                            Traditional IRA
                             and Roth IRA,
                                SEP and
                              SIMPLE IRA)
-------------------------------------------------------------------
Subsequent Purchase Payment      $500        $500    $500    $500
-------------------------------------------------------------------
                               (or any amount we are required to
                               accept under applicable tax law)
-------------------------------------------------------------------
Automated Purchase Payments
-------------------------------------------------------------------
 Initial                         $500
                                ($100:
                            Traditional IRA
                             and Roth IRA,
                                SEP and
                              SIMPLE IRA)   $10,000 $25,000 $25,000
-------------------------------------------------------------------
 Subsequent                      $100        $100    $100    $100
                            ---------------------------------------
                               (or any amount we are required to
                               accept under applicable tax law)
-------------------------------------------------------------------

[GRAPHIC]
ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program and the investment divisions. You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, you may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

You may elect to have purchase payments made automatically. With check-o-matic your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

[_]Federal tax laws or regulatory requirements;

[_]Our right to limit the total of your purchase payments to $1,000,000; and

[_]Our right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for a Fixed Account allocation (e.g., $1,000,000).

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

                                   [GRAPHIC]

This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

[SIDEBAR: You may transfer money within your Contract. You will not incur current taxes on your earnings or any withdrawal charges as a result of transferring your money.]

   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an investment division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, you must tell us:

[_]The percentage or dollar amount of the transfer;

[_]The investment divisions (or Fixed Account) from which you want the money to be transferred;

[_]The investment divisions (or Fixed Account) to which you want the money to be transferred; and

[_]Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003, the Deferred Annuity with Versions I and II of the optional Guaranteed Minimum Income Benefit or the optional Guaranteed Withdrawal Benefit issued in New York State and Washington State or Version III of the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Annuity balance is equal to or exceeds our maximum for Fixed Account allocations (i.e., $1,000,000.00).


Your transfer request must be in good order and completed prior to the close of the Exchange on a business day, if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


We may require you to use our original forms.

Frequent requests from contract owners to make transfers/ reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading").

Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (I.E., Western Asset Management Strategic Bond Opportunities, Lord Abbett Bond Debenture, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, American Funds Global Small Capitalization, BlackRock Strategic Value, Loomis Sayles Small Cap, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth and Russell 2000(R) Index Portfolios--the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any

Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.


Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and
(2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY

[SIDEBAR: Income taxes, tax penalties and withdrawal charges may apply to any withdrawal you make.]

     You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

[_] The percentage or dollar amount of the withdrawal; and

[_] The investment divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which you want the money to be withdrawn.

[SIDEBAR: We will withdraw your Systematic Withdrawal Program payments from the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program or investment divisions you select, either pro-rata or in the proportions you request.]


Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. For all contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued you the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that you selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any investment divisions in which you then have money.

                                   [GRAPHIC]
[SIDEBAR: If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request that the payment date be the 20th day of the month.]
Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When you select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month after the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at anytime. We must receive any request in good order at least 30 days in advance. Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office.

[SIDEBAR: Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity payout option.]


Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.


CHARGES

T
  There are two types of charges you pay while you have money in an investment division:

[_] Separate Account charge, and

[_] Investment-related charge.

SEPARATE ACCOUNT CHARGE

[SIDEBAR: The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.]
Each class of the Deferred Annuity has a different Separate Account charge. You will pay the Separate Account charge annually based on the average daily value of the amount you have in the Separate Account. This charge includes insurance-related charges that pay us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the Contract.
                                   [GRAPHIC]

                           SEPARATE ACCOUNT CHARGES*

                                                   Bonus
                                          B Class Class** C Class L Class
                                          ------- ------- ------- -------
Basic Death Benefit                        1.25%   1.70%   1.65%   1.50%
-------------------------------------------------------------------------
Optional Annual Step-Up Death Benefit      1.45%   1.90%   1.85%   1.70%
-------------------------------------------------------------------------
Optional Greater of Annual Step-Up or 5%
  Annual Increase Death Benefit            1.60%   2.05%   2.00%   1.85%
-------------------------------------------------------------------------
Optional Earnings Preservation Benefit***   .25%    .25%    .25%    .25%

* We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

    We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

** The Separate Account charge for the Bonus Class will be reduced by 0.45% after you have held the Contract for seven years.

*** This charge is in addition to the Separate Account charge with the death benefit chosen.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee. Class 2 shares of the available American Funds have a 0.25% 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the investment divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT

Version I and II of the Guaranteed Minimum Income Benefit, depending on your state, is available for an additional charge of 0.50% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. Version III of the Guaranteed Minimum Income Benefit, if approved in your state, is available for an additional charge of 0.75% of the guaranteed minimum income base, deducted at the end of each Contract Year in the same manner. We take amounts from the Separate Account by canceling accumulation units from your Separate Account. If you elect the Optional Reset of Version III of the Guaranteed Minimum Income Benefit, as permitted under this version of the benefit, we may increase the charge for this benefit to the then current charge, but no more than a maximum of 1.50% of the guaranteed minimum income base.

OPTIONAL GUARANTEED WITHDRAWAL BENEFIT


The Guaranteed Withdrawal Benefit or the Enhanced Guaranteed Withdrawal Benefit is available for an additional charge of 0.50% of the Guaranteed Withdrawal Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program and Separate Account balance. The Lifetime Withdrawal Guarantee Benefit is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Guaranteed Withdrawal Amount, deducted at the end of each Contract Year in the same manner. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If you elect an Optional Reset of the Guaranteed Withdrawal Benefit on the third Contract Anniversary (for Enhanced Guaranteed Withdrawal Benefit only) or fifth Contract Anniversary or later, as permitted under the Guaranteed Withdrawal Benefit Version I, we may increase the charge for this benefit to the then current charge, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the then current charge, but no more than a maximum of 0.95% for the Single Life version or 1.40% for the Joint Life version. If the Guaranteed Withdrawal Benefit is in effect, the charge will continue even if your Benefit Base equals zero. If the Enhanced Guaranteed Withdrawal Benefit is in effect, the charge will not continue if your Benefit Base equals zero. If the Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.


OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT

The Guaranteed Minimum Accumulation Benefit is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account.

PREMIUM AND OTHER TAXES


   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from 0.5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES

[SIDEBAR: You will not pay a withdrawal charge on any purchase payments made more than 7 Contract Years ago for the B and Bonus Class Contracts, 3 Contract Years ago for the L Class Contract or at all on the C Class Contract.]

   A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. There are no withdrawal charges for the C
Class Deferred Annuity. To determine the withdrawal charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from earnings, then from amounts (other than earnings) that can be withdrawn without a withdrawal charge and then from purchase payments, each on a "first-in-first-out" (oldest money first) basis. Once we have determined the amount of the withdrawal charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the investment divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on purchase payments withdrawn for each class is as follows:


IF WITHDRAWN DURING CONTRACT YEAR B CLASS BONUS CLASS C CLASS L CLASS
--------------------------------- ------- ----------- ------- -------
           1.....................    7%        9%      None      7%
           2.....................    6%        8%                6%
           3.....................    6%        8%                5%
           4.....................    5%        7%                0%
           5.....................    4%        6%                0%
           6.....................    3%        4%                0%
           7.....................    2%        3%                0%
           Thereafter............    0%        0%                0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES

[SIDEBAR: Withdrawal charges never apply to transfers among investment divisions, transfers to or from the Fixed Account or transfers from the Enhanced Dollar Cost Averaging Program.]
                                   [GRAPHIC]

In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

[_]If you have a C Class Deferred Annuity.

[_]On transfers you make within your Deferred Annuity.

[_]On withdrawals of purchase payments you made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class and three Contract Years ago for the L Class.

[_]If you choose payments over one or more lifetimes.

[_]If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

[_]If your Contract permits and your spouse is substituted as the contract owner of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

[_]If you withdraw only your earnings from the investment divisions.

[_]During the first Contract Year, if you are in the Systematic Withdrawal
   Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.

[_]After the first Contract Year, if you withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

[_]If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity.

[_]If you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

[_]If you properly "recharacterize" as permitted under Federal tax law your Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.

[_]This Contract feature is only available if you are less than 80 years old on the Contract issue date. After the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you have been either the contract owner continuously since the issue of the Contract or the spouse who continues the Contract:

   . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

   . Is diagnosed with a terminal illness and not expected to live more than 12 months.

[_] This Contract feature is only available if you are less than 65 years old on the date you became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if you are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon contracts) and if you have been the contract owner continuously since the issue of the Contract or the spouse who continues the Contract.

[_] If you have transferred money which is not subject to a withdrawal charge
    (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

                                   [GRAPHIC]
FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

Any Bonus does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

   One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

We only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment. If you purchased the Contract as a deceased person's beneficiary under an IRA, your beneficiary may be limited by tax law as to the method of distribution of any death benefit. Please see the Tax Section of this Prospectus.

If the beneficiary is your spouse, the beneficiary may be substituted as the contract owner of the Deferred Annuity and continue the Contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Deferred Annuity would be subject to applicable withdrawal charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

If the spouse continues the Deferred Annuity, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), are reset on the date the spouse continues the Deferred Annuity.

We permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary also is permitted to choose any optional benefit available under the Contract, but certain contract provisions or programs may not be available.

If your beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law as to the method of distribution of any death benefit.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), are reset on the date of the change in contract owner.

If available in your state, we permit your beneficiary to hold the Non-Qualified Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The designated beneficiary's interest in the contract must be distributed in accordance with minimum required distribution rules for deferred annuities under the income tax regulations over a period no longer than the designated beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary also is permitted to choose some of the optional benefits available under the Contract, but certain contract provisions or programs may not be available.

If your beneficiary holds the Non-Qualified Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.

If you are a non-natural person, then the life of the annuitant is the basis for determining the death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the death benefit.

Where there are multiple beneficiaries, we will only value the death benefit as of the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

For the purposes of the following death benefit calculations, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

BASIC DEATH BENEFIT

If you die during the pay-in phase and you have not chosen one of the optional death benefits, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or

3. "Highest Account Balance" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-highest Account Balance to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the highest Account Balance equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

                                   EXAMPLE:

                                          Date                     Amount
                              ---------------------------- -----------------------
A   Initial Purchase                   10/1/2006                  $100,000
    Payment
----------------------------------------------------------------------------------
B   Account Balance                    10/1/2007                  $104,000
                              (First Contract Anniversary)
----------------------------------------------------------------------------------
C   Death Benefit                   As of 10/1/2007               $104,000
                                                           (= greater of A and B)
----------------------------------------------------------------------------------
D   Account Balance                    10/1/2008                   $90,000
                                    (Second Contract
                                      Anniversary)
----------------------------------------------------------------------------------
E   Death Benefit                      10/1/2008                  $100,000
                                                           (= greater of A and D)
----------------------------------------------------------------------------------
F   Withdrawal                         10/2/2008                   $9,000
----------------------------------------------------------------------------------
G   Percentage Reduction in            10/2/2008                     10%
    Account Balance                                                (= F/D)
----------------------------------------------------------------------------------
H   Account Balance                    10/2/2008                   $81,000
    after Withdrawal                                              (= D - F)
----------------------------------------------------------------------------------
I   Purchase Payments reduced            As of                     $90,000
    for Withdrawal                     10/2/2008               [= A - (A X G)]
----------------------------------------------------------------------------------
J   Death Benefit                      10/2/2008                   $90,000
                                                           (= greater of H and I)
----------------------------------------------------------------------------------
K   Account Balance                    10/1/2011                  $125,000
----------------------------------------------------------------------------------
L   Death Benefit (Highest          As of 10/1/2011               $125,000
    Account Balance)              (Fifth Anniversary)      (= greater of I and K)
----------------------------------------------------------------------------------
M   Account Balance                    10/2/2011                  $110,000
----------------------------------------------------------------------------------
N   Death Benefit                        As of                    $125,000
                                       10/2/2011           (= greatest of I, L, M)

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/08 and 10/2/08 are assumed to be equal prior to the withdrawal.

                                   [GRAPHIC]
OPTIONAL BENEFITS


Please note that the decision to purchase optional benefits is made at the time of application and is irrevocable. In limited circumstances, the Enhanced Guaranteed Withdrawal Benefit, the Lifetime Withdrawal Guarantee Benefit and Guaranteed Minimum Accumulation Benefit may be cancelled. The optional benefit is in effect until it terminates.


ANNUAL STEP-UP DEATH BENEFIT


   You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.20% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

                                           Date                      Amount
                               ----------------------------- ----------------------
A   Initial Purchase                     10/1/2006                  $100,000
    Payment
-----------------------------------------------------------------------------------
B   Account Balance                      10/1/2007                  $104,000
                               (First Contract Anniversary)
-----------------------------------------------------------------------------------
C   Death Benefit                     As of 10/1/2007               $104,000
    (Highest Account                                         (= greater of A and B)
    Balance)
-----------------------------------------------------------------------------------
D   Account Balance                      10/1/2008                  $90,000
                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------
E   Death Benefit                        10/1/2008                  $104,000
    (Highest                                                 (= greater of B and D)
    Contract Year Anniversary)
-----------------------------------------------------------------------------------
F   Withdrawal                           10/2/2008                   $9,000
-----------------------------------------------------------------------------------
G   Percentage                           10/2/2008                    10%
    Reduction in                                                    (= F/D)
    Account Balance
-----------------------------------------------------------------------------------
H   Account Balance                      10/2/2008                  $81,000
    after Withdrawal                                                (= D-F)
-----------------------------------------------------------------------------------
I   Highest Account                   As of 10/2/2008               $93,600
    Balance reduced
    for Withdrawal                                                (= E-(EXG))
-----------------------------------------------------------------------------------
J   Death Benefit                        10/2/2008                  $93,600
                                                             (= greater of H and I)
-----------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/08 and 10/2/08 are assumed to be equal prior to the withdrawal.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance; or

2. The annual increase amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal); or

3. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.35% annually of the average daily value of the amount you have in the Separate Account.
                                   EXAMPLE:

                                       Date                         Amount
                           ----------------------------- ----------------------------
A   Initial Purchase                 10/1/2006                     $100,000
    Payment
-------------------------------------------------------------------------------------
B   Account Balance                  10/1/2007                     $104,000
                           (First Contract Anniversary)
-------------------------------------------------------------------------------------
C1  Account Balance                  10/1/2007                     $104,000
    (Highest Account                                        (= greater of A and B)
    Balance)
-------------------------------------------------------------------------------------
C2  5% Annual                        10/1/2007                     $105,000
    Increase Amount                                               (= AX1.05)
-------------------------------------------------------------------------------------
C3  Death Benefit                 As of 10/1/2007                  $105,000
                                                           (= greater of C1 and C2)
-------------------------------------------------------------------------------------
D   Account Balance                  10/1/2008                     $90,000
                           (Second Contract Anniversary)
-------------------------------------------------------------------------------------
E1  Highest Account                  10/1/2008                     $104,000
    Balance                                                (= greater of C1 and D)
-------------------------------------------------------------------------------------
E2  5% Annual                     As of 10/1/2008                  $110,250
    Increase Amount                                            (= AX1.05X1.05)
-------------------------------------------------------------------------------------
E3  Death Benefit                    10/1/2008                     $110,250
                                                           (= greater of E1 and E2)
-------------------------------------------------------------------------------------
F   Withdrawal                       10/2/2008                      $9,000
-------------------------------------------------------------------------------------
G   Percentage                       10/2/2008                       10%
    Reduction in                                                   (= F/D)
    Account Balance
-------------------------------------------------------------------------------------
H   Account Balance                  10/2/2008                     $81,000
    after Withdrawal                                               (= D-F)
-------------------------------------------------------------------------------------
I1  Highest Account               As of 10/2/2008                  $93,600
    Balance reduced                                             (= E1-(E1XG))
    for Withdrawal
-------------------------------------------------------------------------------------
I2  5% Annual                     As of 10/2/2008                  $99,238
    Increase Amount                                             (= E2-(E2XG).
    reduced for Withdrawal                               Note: E2 includes additional
                                                            day of interest at 5%)
-------------------------------------------------------------------------------------
I3  Death Benefit                    10/2/2008                     $99,238
                                                         (= greatest of H, I1 and I2)
-------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/08 and 10/02/08 are assumed to be equal prior to the withdrawal.

All amounts are rounded to the nearest dollar.

EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the basic death benefit or an optional death benefit for which you pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal; and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when you purchased the Contract:


          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if you are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable withdrawal charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the Contract, the spouse can choose one of the following two options:

   . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

   . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If we do not receive notification from the surviving spouse either to elect to continue or to decline the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been declined.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in contract owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new contract owner as of the date of the change in contract owner.

If you are a non-natural person, the life of the annuitant is the basis for determining the additional death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

                                              Date          Amount
                                            --------- -------------------
       A   Purchase Payments Not Withdrawn  10/1/2006      $100,000
       ------------------------------------------------------------------
       B   Death Benefit                    10/1/2007      $105,000
       ------------------------------------------------------------------
       C   Additional Death Benefit         10/1/2007       $2,000
                                                       (= 40% x (B - A))
       ------------------------------------------------------------------
       D   Account Balance                  10/1/2008       $90,000
       ------------------------------------------------------------------
       E   Withdrawal                       10/2/2008       $9,000
       ------------------------------------------------------------------
       F   Account Balance after Withdrawal 10/2/2008       $81,000
                                                           (= D - E)
       ------------------------------------------------------------------
       G   Purchase Payments Not Withdrawn  10/2/2008       $91,000
                                                            (= A-E,
                                                       because there is
                                                          no gain at
                                                      time of withdrawal)
       ------------------------------------------------------------------
       H   Death Benefit                    10/2/2008       $99,238
       ------------------------------------------------------------------
       I   Additional Death Benefit                         $3,296
                                                       (= 40% x (H - G))
       ------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.

GUARANTEED MINIMUM INCOME BENEFIT
                                   [GRAPHIC]

MetLife makes available three versions of this benefit, but a maximum of two versions will be offered in any particular state. If approved in your state, Version II of the Guaranteed Minimum Income Benefit will be available. Otherwise, Version I will be offered. If approved in your state, Version III is also available. You may not have this benefit and the Guaranteed Withdrawal Benefit or Guaranteed Minimum Accumulation Benefit in effect at the same time. Under this benefit, a contract owner who is a natural person and the annuitant must be the same.

  VERSION I (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND
                                 ADVERTISING)

You may purchase this benefit at application (up to but not including age 76) which guarantees a stated income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity which may be higher than the guaranteed amount purchased under this benefit. This benefit is intended to protect you against poor investment performance. The Guaranteed Minimum Income Benefit does not establish or guarantee an Account Balance or minimum return for any investment division. The guaranteed minimum income base is not available for withdrawals.

This benefit may only be exercised by the contract owner no later than the Contract Anniversary immediately after the contract owner's 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract Anniversary. If you are a non-natural person, then the age of the annuitant is the basis for determining the birthday. Partial annuitization is not permitted under this optional benefit and no change in contract owners of the Contract is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.

The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:


     Age at Pay-Out                Guarantee
-----------------------------------------------------
           80                       9 years
-----------------------------------------------------
           81                       8 years
-----------------------------------------------------
           82                       7 years
-----------------------------------------------------
           83                       6 years
-----------------------------------------------------
        84 and 85                   5 years
-----------------------------------------------------

The guaranteed minimum income base is equal to the greatest of:

1. The annual increase amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal. The withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 6% of the annual increase amount at the previous Contract Anniversary. If total withdrawals in a Contract Year are less than 6% of the annual increase amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total partial withdrawals treated as a single withdrawal at the end of the Contract Year; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


This base is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age, sex and the income type you select. Applying your Account Balance (less any premium taxes and applicable contract fees) to our then current annuity rates may produce greater income payments than those guaranteed under this benefit. In that case you will receive the higher amount.


For purposes of determining the Highest Account Balance as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

This option will terminate:

1. The 30th day following the Contract Anniversary immediately after the contract owner's 85th birthday;

2. When you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (A pro-rata portion of the charge will be applied);

4. The contract owner dies, except where the beneficiary or joint contract owner is the spouse of the contract owner and the spouse elects to continue the Deferred Annuity, or the annuitant dies (if the contract owner is not a natural person); or

5. There is a change in contract owners, joint contract owners or annuitants (if the contract owner is a non-natural person).

The Guaranteed Minimum Income Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge of 0.50% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Classes Deferred Annuity.)

The Guaranteed Minimum Income Benefit may have limited usefulness in connection with a qualified contract, such as an IRA, in circumstances where you are planning to exercise the Guaranteed Minimum Income Benefit on a date later than the beginning date of required minimum distributions under the Deferred Annuity. In such event, required minimum distributions received from the Deferred Annuity will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the amount of annuity payments under the Guaranteed Minimum Income Benefit. Consult a tax advisor prior to purchasing your IRA Deferred Annuity with Guaranteed Minimum Income Benefit.

Additionally, the Guaranteed Minimum Income Benefit may not be appropriate for purchase by a beneficiary under a decedent's IRA ( or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the contract owner (or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the contract owner's death. The Guaranteed Minimum Income Benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution will be met in all cases where income payments under a life contingent annuity (such as provided under the Guaranteed Minimum Income Benefit) do not begin until after the year following the year of death, as would be the case with a Guaranteed Minimum Income Benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. Consult your own tax advisor prior to purchase.

   EXAMPLE:
(This calculation ignores the impact of Highest Account Balance which could further increase the guaranteed minimum income base.)
   At issue, male, age 55
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000X1.06/10/ = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, male, age 65 = $4.40 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $179,085 X $4.40 = $788 per month.
   $1,000

                                               Guaranteed
                                                Minimum
                       (Male)                    Income
                      Issue Age Age at Pay-Out   Floor
                      -----------------------------------
                         55           65         $  788
                      -----------------------------------
                                      70         $1,186
                      -----------------------------------
                                      75         $1,812
                      -----------------------------------

The above chart ignores the impact of premium and other taxes.

 VERSION II (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND
                                 ADVERTISING)

You may purchase this benefit at application (up to but not including age 76) which guarantees a stated income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity which may be higher than the guaranteed amount purchased under this benefit.

This benefit is intended to protect you against poor investment performance. The Guaranteed Minimum Income Benefit does not establish or guarantee an Account Balance or minimum return for any investment division. The guaranteed minimum income base is not available for withdrawals.

This benefit may only be exercised by the contract owner no later than the Contract Anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract Anniversary. If the contract owner is a non-natural person, then the age of the annuitant is the basis for determining the birthday. Partial annuitization is not permitted under this optional benefit and no change in contract owners of the contract is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.

The only income types available with purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:

             -----------------------------------------------------

                  Age at Pay-Out                Guarantee
             -----------------------------------------------------
                        80                       9 years
             -----------------------------------------------------
                        81                       8 years
             -----------------------------------------------------
                        82                       7 years
             -----------------------------------------------------
                        83                       6 years
             -----------------------------------------------------
                     84 and 85                   5 years
             -----------------------------------------------------

The guaranteed minimum income base is equal to the greatest of:

1. The annual increase amount which is the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date on or following your 85th birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal. The withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 5% of the annual increase amount at the previous Contract Anniversary and if these withdrawals are paid to you (or the annuitant if the Contract is owned by a non-natural person) or other payee we agree to. If total withdrawals in a Contract Year are less than or equal to 5% of the annual increase amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year. (For these purposes, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity). The annual increase amount does not change after the Contract Anniversary on or following your 85th birthday, except that it is increased for each subsequent purchase payment and reduced by each withdrawal as described here where the annual increase rate is set at 0%; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

This base, less withdrawal charges applicable to a full withdrawal and any premium taxes that may apply, is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age, sex and the income type you select. You may also choose to receive income payments by applying your Account Balance (less any withdrawal charges, premium taxes and applicable contract fees) to our then current annuity rates if that would produce greater income payments than those guaranteed under this benefit.

For purposes of determining the Highest Account Balance as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Withdrawals, however, reduce the Highest Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

If you take a full withdrawal of your Account Balance, your Contract is terminated because it is inactive, or your Contract lapses, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In that case, your income payments under this benefit, if any, will be determined using the guaranteed minimum income base after the deduction of any applicable withdrawal adjustment due to the withdrawal, termination or lapse that resulted in a zero Account Balance.

If the guaranteed minimum income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to you instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently than annually.

This option will terminate:

1. The 30th day following the Contract Anniversary immediately on or after the contract owner's 85th birthday.

2. When you take a total withdrawal of your Account Balance (A pro-rata portion of the annual charge for this rider will be applied);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (A pro-rata portion of the charge will be applied);

4. The contract owner dies, except where the beneficiary or joint contract owner is the spouse of the contract owner and the spouse elects to continue the Deferred Annuity (if the spouse is less than age 85), or the annuitant dies (if the contract owner is not a natural person); or

5. There is a change in contract owners or joint contract owners or annuitants (if the contract owner is a non-natural person).

The Guaranteed Minimum Income Benefit is available for an additional charge of 0.50% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, and a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

The Guaranteed Minimum Income Benefit may have limited usefulness in connection with a qualified contract, such as an IRA, in circumstances where you are planning to exercise the Guaranteed Minimum Income Benefit on a date later than the beginning date of required minimum distributions under the Deferred Annuity. In such event, required minimum distributions received from the Deferred Annuity will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the amount of annuity payments under the Guaranteed Minimum Income Benefit. Consult a tax advisor prior to purchasing your IRA Deferred Annuity with the Guaranteed Minimum Income Benefit.

Additionally, the Guaranteed Minimum Income Benefit may not be appropriate for purchase by a beneficiary under a decedent's IRA ( or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the contract owner (or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the contract owner's death. The Guaranteed Minimum Income Benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution will be met in all cases where income payments under a life contingent annuity (such as provided under the Guaranteed Minimum Income Benefit) do not begin until after the year following the year of death, as would be the case with a Guaranteed Minimum Income Benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. Consult your own tax advisor prior to purchase.

   EXAMPLE:
(This calculation ignores the impact of Highest Account Balance which could further increase the guaranteed minimum income base.)

   At issue, male, age 55
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000 x 1.05/10 /= $162.889 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, male, age 65 = $4.40 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $162,889 x $4.40 = $717 per month.
   $1,000

                         Guaranteed
                          Minimum
 (Male)                    Income
Issue Age Age at Pay-Out   Floor
-----------------------------------
   55           65         $717
-----------------------------------
                70        $1,029
-----------------------------------
                75        $ 1,499
-----------------------------------

The above chart ignores the impact of premium and other taxes.

GRAPHIC EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges.

(1)THE 5% COMPOUNDING COMPONENT OF THE INCOME BASE

   Determining a value upon which future income payments will be based

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the investment divisions you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Compounding Component of the Income Base") is the value upon which future income payments can be based.

                      [5% Compounding Income Base Chart]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 5% Compounding Component of the Income Base is higher than the Highest Account Balance and will produce a higher income benefit. Accordingly, the 5% Compounding Component of the Income Base will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

 [10 Year Waiting Period with 5% Compounding Income Base and Annuity for life
                                    CHART]

(2)THE "HIGHEST ACCOUNT BALANCE" ("HAB") COMPONENT OF THE INCOME BASE

   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Account Balance Component of the Income Base begins to lock in growth. The Highest Account Balance Component of the Income Base is adjusted upward each Contract

   Anniversary if the Account Balance at that time is greater than the amount of the current Highest Account Balance Component of the Income Base. Upward adjustments will continue until the Contract Anniversary immediately prior to the contract owner's 81st birthday. The Highest Account Balance Component of the Income Base also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Account Balance Component of the Income Base line is the value upon which future income payments can be based.

                 [Highest  Account Balance Income Base Chart]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Account Balance Component of the Income Base is higher than the Account Balance. Accordingly, the Highest Account Balance Component of the Income Base will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

 [10 Year Waiting Period with Highest Account Balance Income Base and Annuity for Life Chart]
(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the two components of the income base (the 5% Compounding Component of the Income Base and the Highest Account Balance Component of the Income Base) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the two components of the income base and the Account Balance will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the Contract Anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.

    [10 Year Waiting Period with Highest Account Balance Income Base and 5%
                        Compounding Income Base Chart]
   With the Guaranteed Minimum Income Benefit, the two components of the income base are applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Account Balance would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Balance would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

    [10 Year Waiting Period with Highest Account Balance Income Base and 5%
          Compounding Income Base with Income Annuity for Life Chart]

         VERSION III (MAY ALSO BE KNOWN AS THE "PREDICTOR PLUS" IN OUR
                       SALES LITERATURE AND ADVERTISING)

Version III of this benefit is identical to Version II, described above, with the following differences: (1) the contract owner may exercise a "Guaranteed Principal Option" in which case the contract owner receives an additional amount to be added to the Account Balance in lieu of taking Guaranteed Minimum Income Benefit payments; (2) the contract owner may be permitted to periodically reset the annual increase amount; (3) the contract owner is limited to allocating his/her Account Balance to certain investment choices; and (4) the additional charge for Version III of this benefit is 0.75% (rather than 0.50% for Version I or II of this benefit) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.

Guaranteed Principal Option

You may exercise the Guaranteed Principal Option after a 10-year waiting period within 30 days following any Contract Anniversary, but no later than the Contract Anniversary on or following the contract owner's (or joint contract owner's or annuitant's if the Contract is owned by a non-natural person) 85th birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Balance intended to restore your initial investment in the Contract, in lieu of receiving Guaranteed Minimum Income Benefit payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

   a. is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including applicable withdrawal charges)) and

   b. the Account Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits (i.e., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Principal Option.

The Guaranteed Principal Option may only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions.

The Guaranteed Principal Option will never be less than zero. If the Guaranteed Principal Option is exercised, the Guaranteed Minimum Income Benefit will terminate as of the date the option takes effect and no additional Guaranteed Minimum Income Benefit charges will apply thereafter. The Contract, however, will continue.

Only purchase payments made during the first 120 days that you hold the Deferred Annuity are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, Version III of the Guaranteed Minimum Income Benefit may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing Version III of the Guaranteed Minimum Income Benefit for this feature.

Optional Reset

On any Contract Anniversary on or after the first Contract Anniversary (third Contract Anniversary for Contracts with this optional benefit issued prior to February 27, 2006), the contract owner may elect to reset the annual increase amount to the Account Balance. Such a reset may be beneficial if your Account Balance has grown at a rate above the accumulation rate on the annual increase amount. However, resetting the annual increase amount will increase your waiting period for exercising this Guaranteed Minimum Income Benefit by recommencing the 10-year waiting period. A contract owner may elect to reset the annual increase amount only if (1) the Account Balance exceeds the annual increase amount immediately before the reset and (2) the contract owner (or oldest joint contract owner or annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. We must receive your request to exercise the Optional Reset in writing, or any other method that we agree to, within the 30 day period immediately preceding the applicable Contract Anniversary. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least one year (or three years for Contracts with this optional benefit issued prior to February 27, 2006) since the last Optional Reset and all other requirements are met. Although we reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of Contract, we are waiving this right, and will permit contract owners to exercise the Optional Reset feature even if this benefit is no longer offered for this class of the Deferred Annuity.

The Optional Reset will:

1. reset the annual increase amount to the Account Balance on Contract Anniversary following the receipt of an Optional Reset election;

2. reset the waiting period to the tenth Contract Anniversary following the date the Optional Reset took effect; and

3. reset the charge for this benefit to the then current charge at the time of the reset, up to the maximum of 1.50%.

The Account Balance on the date of the reset will be treated as a single purchase payment received on that date for purposes of determining the annual increase amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the reset.

Allocation Limitations

If you elect to purchase Version III of this benefit, unlike Version I and Version II, you are limited to allocating your purchase payments and Account Balance among the following investment choices:

1. the MetLife Conservative Allocation Investment Division,

2. the MetLife Conservative to Moderate Allocation Investment Division,

3. the MetLife Moderate Allocation Investment Division or

4. the MetLife Moderate to Aggressive Allocation Investment Division.

The Fixed Account is not available.

You may also elect to participate in the Enhanced Dollar Cost Averaging Program, provided that any amounts transferred from the program to an investment division are one or more of the above listed investment choices.

The Guaranteed Minimum Income Benefit may have limited usefulness in connection with a qualified contract, such as an IRA, in circumstances where you are planning to exercise the Guaranteed Minimum Income Benefit on a date later than the beginning date of required minimum distributions under the Deferred Annuity. In such event, required minimum distributions received from the Deferred Annuity will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the amount of annuity payments under the Guaranteed Minimum Income Benefit. Consult a tax advisor prior to purchasing your IRA Deferred Annuity with Guaranteed Minimum Income Benefit.

Additionally, the Guaranteed Minimum Income Benefit may not be appropriate for purchase by a beneficiary under a decedent's IRA ( or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the contract owner (or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the contract owner's death. The Guaranteed Minimum Income Benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution will be met in all cases where income payments under a life contingent annuity (such as provided under the Guaranteed Minimum Income Benefit) do not begin until after the year following the year of death, as would be the case with a Guaranteed Minimum Income Benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. Consult your own tax advisor prior to purchase.

Termination Provisions

In addition to the other termination provisions described above in Version I or II, Version III will terminate upon the earliest of the effective date of the Guaranteed Principal Option.

In addition, the following provision supercedes the termination provision labeled number 5 in the description of the Guaranteed Minimum Income Benefit Version II above: a change for any reason of the contract owner or joint contract owner or annuitant if a non-natural person owns the Contract, unless we agree otherwise.

GRAPHIC EXAMPLES

THE GUARANTEED PRINCIPAL OPTION

Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.

The effect of exercising the Guaranteed Principal Option:

1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

2) The Guaranteed Minimum Income Benefit benefit and the Guaranteed Minimum Income Benefit benefit fee terminates as of the date that the adjustment is made to the Account Balance; the Contract continues.

3) The Guaranteed Minimum Income Benefit allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance.

 [Exercise Guaranteed Principal Option and Guaranteed
 Principal Adjustment Chart]

Withdrawals reduce the original purchase payment (i.e.) those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

THE OPTIONAL RESET

1. Optional Reset-Annual Contract Anniversary

Initial investment is $100,000. Assume that no withdrawals are taken. The 5% Compounding Component of the Income Base is $105,000 on the first Contract Anniversary. Assume the Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and the Optional Reset is elected at this time. The effect of the optional rest election is:

1) The 5% Compounding Component of the Income Base resets from $105,000 to $110,000.

2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from date of reset until the eleventh Contract Anniversary.

3) The Guaranteed Minimum Income Benefit fee is reset to the fee that MetLife is charging new contract owners at that time.

The 5% Compounding Component of the Income Base is $115,500 at the second Contract Anniversary ($110,000 accumulates at the annual increase rate of 5%). Assume the Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and the Optional Reset is elected at this time.

1) The 5% Compounding Component of the Income Base resets from $115,500 to $120,000.

2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the reset until the twelfth Contract Anniversary.

3) The Guaranteed Minimum Income Benefit fee is reset to the fee that MetLife is charging new contract owners at that time.

The 5% Compounding Component of the Income Base is $126,000 at the 3rd Contract Anniversary ($120,000 accumulates at the annual increase rate of 5%). Assume the Account Balance at the 3rd Contract Anniversary is $130,000 due to good market performance, and the Optional Reset is elected at this time.

1) The 5% Compounding Component of the Income Base resets from $126,000 to $130,000.

2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset from the date of the reset until the thirteenth Contract Anniversary.

3) The Guaranteed Minimum Income Benefit fee is reset to the fee that MetLife is charging new contract owners at that time.

The 5% Compounding Component of the Income Base is $136,500 at the 4th Contract Anniversary ($130,000 accumulates at the annual increase rate of 5%). Assume the Account Balance at the 4th Contract Anniversary is $120,000 due to poor market performance. A reset will not occur because the Account Balance is below the annual increase amount.

The 5% Compounding Component of the Income Base is $165,917 at the 8th Contract Anniversary ($136,500 accumulates each year at the annual increase rate of 5%). Assume the Account Balance at the 8th Contract Anniversary is $180,000 due to good market performance. No Optional Reset is elected.

1) The 5% Compounding Component of the Income Base remains at $165,917.

2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 13th Contract Anniversary (10 years from last reset date).

3) The Guaranteed Minimum Income Benefit fee remains at its current level.

                                    [CHART]



2. Optional Reset-Third Contract Anniversary

Initial investment is $100,000. Assume that no withdrawals are taken. The 5% Compounding Component of the Income Base at the 3rd Contract Anniversary is $115,763 ($100,000 accumulates at the annual increase rate of 5%). Assume the Account Balance at the 3rd Contract Anniversary is $135,000 due to good market performance, and the Optional Reset is elected at this time.

The effect of the optional reset election is:

1) The 5% Compounding Component of the Income Base is reset from $115,763 to $135,000.

2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 13th Contract Anniversary.

3) The Guaranteed Minimum Income Benefit fee is reset to the fee that MetLife is charging new contract owners at that time.

The 5% Compounding Component of the Income Base at the 6th Contract Anniversary is $156,279 ($135,000 accumulates at the annual increase rate of 5%). Assume the Account Balance at the 6th Contract Anniversary is $180,000 due to good market performance and the Optional Reset is elected at this time.

The effect of the optional reset election is:

1) The 5% Compounding Component of the Income Base is reset from $156,279 to $180,000.

2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 16th Contract Anniversary.

3) The Guaranteed Minimum Income Benefit fee is reset to the fee that MetLife is charging new contract owners at that time.

 [5% Compounding component of the income base Year 1 to Year 3 to Year 6 through Year 16 Chart]

GUARANTEED WITHDRAWAL BENEFIT


MetLife makes available three versions of this benefit, but a maximum of two will be offered in any particular state. If approved in your state, Version II (the Enhanced Guaranteed Withdrawal Benefit) will be available. Otherwise, Version I will be offered. If approved in your state, Version III (the Lifetime Withdrawal Guarantee Benefit) is also available. You may not have this and the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time.


                                   VERSION I


You may purchase this benefit at application (up to but not including age 86 except for the Bonus Class where the maximum issue age is 80). This benefit guarantees that you can withdraw a minimum amount over time (the "Guaranteed Withdrawal Amount") equal to your initial purchase payment (and any applicable Guaranteed Withdrawal Benefit Bonus), provided withdrawals or amounts applied to a pay-out option do not exceed the Annual Benefit Payment. (The initial Annual Benefit Payment is 7% of your initial purchase payment plus the 5% Guaranteed Withdrawal Benefit Bonus. For purposes of calculating the Guaranteed Withdrawal Amount, purchase payment credits (i.e., bonus payments) are not considered to be purchase payments.) This benefit is intended to protect you against poor investment performance if your annual withdrawals or amounts applied to any annuity option are less than or equal to the Annual Benefit Payment. However, the Guaranteed Withdrawal Benefit does not establish or guarantee an Account Balance or minimum return for any investment division. You may not have this benefit and the Guaranteed Minimum Income Benefit or Guaranteed Minimum Accumulation Benefit in effect at the same time. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Withdrawals taken under the Guaranteed Withdrawal Benefit during the first Contract Year will not be subject to a withdrawal charge under a Systematic Withdrawal Program.

If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the Guaranteed Withdrawal Benefit guarantees that you or your beneficiary will receive from the Contract over time may be less than the Guaranteed Withdrawal Amount which consists of your initial purchase payment (and any Guaranteed Withdrawal Benefit Bonus). This reduction may be significant. However, the Guaranteed Withdrawal Benefit charge will continue to be calculated based on the Guaranteed Withdrawal Amount until termination of the rider. The Guaranteed Withdrawal Amount does not decrease due to withdrawals.

The initial Benefit Base is the amount from which the Annual Benefit Payment is determined. If withdrawals exceed the Annual Benefit Payment, the Annual Benefit Payment may be recalculated based upon the Account Balance. The Benefit Base may not be taken as a lump sum.

The Benefit Base is equal to:

   .  Your initial purchase payment;

   . Increased by the applicable Guaranteed Withdrawal Benefit Bonus (currently, 5% for the initial and each subsequent purchase payment);

   .  Increased by each subsequent purchase payment;

   . Reduced dollar for dollar by withdrawals, including any withdrawal charges and any amounts applied toward pay-out option, for withdrawals that are equal to or less than the Annual Benefit Payment.

An additional reduction will be taken if any amount withdrawn:

1. is not paid to the contract owner or the contract owner's bank account (or annuitant's bank account, if the contract owner is not a non-natural person) or

2. results in cumulative withdrawals, including withdrawal charges and any amounts applied toward a pay-out option, for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Balance.

The reduction will result in the Benefit Base equal to the lesser of

1. The Benefit Base before the withdrawal minus the amount of the withdrawal or;

2. The Account Balance before the withdrawal minus the amount of the withdrawal.

The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the withdrawal rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. If withdrawals (including any charges, and any amounts applied toward a pay-out option) are less than the Annual Benefit Payment, the Annual Benefit Payment will not decrease. The Annual Benefit Payment will be recalculated and may be reduced if withdrawals, including any withdrawal charges and any amounts applied toward a pay-out option, (1) cumulatively exceed in any year the Annual Benefit Payment or (2) are not payable to the contract owner or the contract owner's bank account or the annuitant's bank account, if the contract owner is a non-natural person. The new Annual Benefit Payment will equal the lower of
(1) the Annual Benefit Payment before the withdrawal and (2) the Account Balance (after a reduction for the withdrawals) multiplied by the 7% withdrawal rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the Guaranteed Withdrawal Benefit optional benefit.

The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount. However, the Guaranteed Withdrawal Amount is always the amount against which the charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment or (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

OPTIONAL RESET


An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the charge for the benefit. The Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the Account Balance prior to the reset was less than the Guaranteed Withdrawal Amount prior to the reset. Starting with the fifth Contract Anniversary prior to the contract owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30 day period prior to that Contract Anniversary provided that your Account Balance is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least five years since the last Optional Reset. If the contract owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint contract owners, the age of the oldest joint contract owner is used to determine the birthday. Although, we reserve the right to prohibit an Optional Reset election if we no longer offer this benefit, we are waiving this right, and will permit contract owners to exercise the Optional Reset feature even if this benefit is no longer offered for this class of the Deferred Annuity. The reset consists of the following:

Guaranteed Withdrawal Amount and Benefit Base: Equal to the Account Balance on the date of the reset;


Annual Benefit Payment: Equal to the Account Balance on the date of the reset multiplied by the 7% withdrawal rate; and

Charge: the charge will be reset to the then current charge, up to the maximum Optional Reset fee (0.95%).

While the purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase your total amount of Annual Benefit Payments, because the period of time over which these withdrawals can be taken is lengthened, the amount of each Annual Benefit Payment may be less than that prior to the reset.

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The option will terminate:

1. When you take a total withdrawal of your Account Balance (A pro-rata portion of the annual charge for this rider will apply);

2. The date you apply your Account Balance to a pay-out option (A pro-rata portion of the annual charge for this rider will apply);

3. When your Account Balance is not sufficient to pay the charge for this benefit (Whatever is available to pay the annual charge for this rider will apply);

4. The contract owner dies, except where the beneficiary or joint contract owner is the spouse of the contract owner and the spouse elects to continue the Deferred Annuity and the spouse is less than 85 years old, or the annuitant dies (if the contract owner is a non-natural person);

5. There is a change in contract owners, joint contract owners or annuitants (if the contract owner is a non-natural person) (A pro-rata portion of the annual charge for this rider will apply); or

6. The Deferred Annuity is terminated (A pro-rata portion of the annual charge for this rider will apply).

If you take a full withdrawal of your Account Balance and that withdrawal does not exceed the Annual Benefit Payment or your Account Balance is reduced to zero because you did not have a sufficient balance to pay the Guaranteed Withdrawal Benefit fee and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the contract owner (or the annuitant if the contract owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the contract owner or joint contract owner (or the annuitant if the contract owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the Basic Death Benefit, the Annual Step-Up Death Benefit or Annual Step-Up or 5% Increase Death Benefit, if those benefits had been purchased by the contract owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including

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
minimum distribution requirements for IRAs and other Contracts subject to
Section 401(a) (9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate this benefit because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the charge for the benefit; or (3) the contract owner dies, except where the beneficiary or joint contract owner is the spouse of the contract owner and the spouse elects to continue the Deferred Annuity and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

Additionally, the Guaranteed Withdrawal Benefit may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the contract owner (or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the contract owner's death. The value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. Consult your own tax advisor prior to purchase.

The Guaranteed Withdrawal Benefit is available for an additional charge of 0.50% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

Examples

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 X 5%). Assume that the Account Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal

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      of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance
      of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Balance by an additional $1,000, the Account Balance would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Balance had increased to $150,000, the Account Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

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D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed
   Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

                           Annual Benefit    Cumulative         Account
             Benefit
                              Payment        Withdrawals        Balance
             Base
                              -------        -----------        -------
             -------
              0                    0                0           100,000
             105,000
              1                7,350            7,350            85,000
             97,650
              2                7,350            7,350            68,000
             90,300
              3                7,350            7,350            50,000
             82,950
              4                7,350            7,350            42,650
             75,600
              5                7,350            7,350            35,300
             68,250
              6                7,350            7,350            27,950
             60,900
              7                7,350            7,350            20,600
             53,550
              8                7,350            7,350            13,250
             46,200
              9                7,350            7,350             5,900
             38,850
             10                7,350            7,350                 0
             31,500
             11                7,350            7,350                 0
             24,150
             12                7,350            7,350                 0
             16,800
             13                7,350            7,350                 0
             9,450
             14                7,350            7,350                 0
             2,100
             15                2,100            2,100                 0
                 0
             16
             17
             18

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the

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
Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Balance after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% X $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

                                 Annual Benefit    Cumulative         Account
                       Benefit
                                    Payment        Withdrawals        Balance
                        Base
                                    -------        -----------        -------
                       -------
                    0                   $0               $0          $100,000
                      $105,000
                    1                7,350            7,350            85,000
                        97,650
                    2                7,350            7,350            68,000
                        90,300
                    3                7,350            7,350            50,000
                        82,950
                    4                7,350           10,000            40,000
                        40,000
                    5                2,800            2,800            37,200
                        37,200
                    6                2,800            2,800            34,400
                        34,400
                    7                2,800            2,800            31,600
                        31,600
                    8                2,800            2,800            28,800
                        28,800
                    9                2,800            2,800            26,000
                        26,000
                   10                2,800            2,800            23,200
                        23,200
                   11                2,800            2,800            20,400
                        20,400
                   12                2,800            2,800            17,600
                        17,600
                   13                2,800            2,800            14,800
                        14,800
                   14                2,800            2,800            12,000
                        12,000
                   15                2,800            2,800             9,200
                         9,200
                   16                2,800            2,800             6,400
                         6,400
                   17                2,800            2,800             3,600
                         3,600
                   18                2,800            2,800               800
                           800

F. How the Optional Reset Works

Assume that a Contract had an initial purchase payment of $100,000 and the fee is .50%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The Account Balance on the fifth contract anniversary grew due to market performance to $195,850. The fee is still .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% X $195,850 = $13,710.

The Account Balance on the tenth contract anniversary grew due to market performance to $250,488. The fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal

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Amount and the Benefit Base would both be reset to $250,488, and the Annual
Benefit Payment would become 7% X $250,488 = $17,534.

The Account Balance on the fifteenth contract anniversary grew due to market performance to $395,016. The fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% X $395,016 = $27,651.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

                           Annual Benefit     Cumulative       Account
                             Payment         Withdrawals       Balance
                           --------------    -----------       -------
              1              $ 7,350.00      $  7,350.00      $105,000.00
              2                7,350.00        14,700.00       125,000.00
              3                7,350.00        22,050.00       130,000.00
              4                7,350.00        29,400.00       145,000.00
              5                7,350.00        36,750.00       185,000.00
              6               13,709.50        50,459.50       195,850.00
              7               13,709.50        64,169.00       175,000.00
              8               13,709.50        77,878.50       185,200.00
              9               13,709.50        91,588.00       189,300.00
             10               13,709.50       105,297.50       205,200.00
             11               17,534.16       122,831.70       250,488.00
             12               17,534.16       140,365.80       260,322.00
             13               17,534.16       157,900.00       245,000.00
             14               17,534.16       175,434.10       285,000.00
             15               17,534.16       192,968.30       315,000.00
             16               27,651.12       220,619.40       395,016.00
             17               27,651.12       248,270.50       410,100.00
             18               27,651.12       275,921.70       425,200.00
             19               27,651.12       303,572.80       420,200.00
             20               27,651.12       331,223.90       452,000.00



G. Annual Benefit Payment Continuing When Account Balance Reaches Zero

An initial purchase payment is made of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 x 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Balance was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would

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deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

                                    [CHART]

                  Annual Benefit Payment  Benefit Base      Account Balance
                  ----------------------  ------------      ---------------
              1           $7,350          $105,000            $100,000
              2            7,350            97,650              73,000
              3            7,350            90,300              52,750
              4            7,350            82,950              37,562.50
              5            7,350            75,600              26,171.88
              6            7,350            68,250              17,628.91
              7            7,350            60,900              11,221.68
              8            7,350            53,550               6,416.26
              9            7,350            46,200               2,812.20
             10            7,350            38,850                 109.14
             11            7,350            31,500                      0
             12            7,350            24,150                      0
             13            7,350            16,800                      0
             14            7,350             9,450                      0
             15            2,100             2,100                      0
             16                0                 0                      0




               VERSION II ENHANCED GUARANTEED WITHDRAWAL BENEFIT


In states where approved, we offer an enhanced version of the Guaranteed Withdrawal Benefit ("Enhanced Guaranteed Withdrawal Benefit") instead of the Guaranteed Withdrawal Benefit. This version is identical to the Guaranteed Withdrawal Benefit above, except with the following differences: (l) favorable treatment of required minimum distribution withdrawals; (2) availability of an optional reset every three contract years; (3) waiver of the charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of these features follows:


REQUIRED MINIMUM DISTRIBUTIONS

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

OPTIONAL RESET

Starting with the third Contract Anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the Guaranteed Withdrawal Benefit, we must receive your request in writing

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within a 30 day period prior to that Contract Anniversary provided your Account
Balance is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the owner's 86th birthday.

ENHANCED GUARANTEED WITHDRAWAL BENEFIT CHARGE

Unlike the Guaranteed Withdrawal Benefit, we will not continue to assess the charge if your Benefit Base equals zero.

CANCELLATION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require you to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the benefit, you may not re-elect it.

You may not have the Guaranteed Withdrawal Benefit or the Enhanced Guaranteed Withdrawal Benefit in effect at the same time as the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit.

    How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may be elected prior to age 86)

Assume that a Contract had an initial purchase payment of $100,000 and the fee is .50%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The Account Balance on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The Account Balance on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Balance on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582= $19,781.

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

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

                      Annual Benefit     Cumulative
                          Payment        Withdrawals     Account Balance
                      --------------     -----------     ---------------
             1           $ 7,350          $  7,350           $105,000
             2             7,350            14,700            125,000
             3             7,350            22,050            130,000
             4            10,385            32,435            148,350
             5            10,385            42,819            185,000
             6            10,385            53,204            195,000
             7            12,590            65,794            179,859
             8            12,590            78,384            210,000
             9            12,590            90,974            223,000
            10            19,781           110,755            282,582
            11            19,781           130,535            270,000
            12            19,781           150,316            278,000




               VERSION III LIFETIME WITHDRAWAL GUARANTEE BENEFIT

In states where approved, on or about June 12, 2006, we will offer the Lifetime Withdrawal Guarantee Benefit . The Lifetime Withdrawal Guarantee Benefit is an optional benefit that may be elected instead of the Version I of the Guaranteed Withdrawal Benefit or the Enhanced Guaranteed Withdrawal Benefit. Like the other versions of the Guaranteed Withdrawal Benefit, the Lifetime Withdrawal Guarantee Benefit does not establish or guarantee an Account Balance or minimum return for any investment division. The Remaining Guaranteed Withdrawal Amount and Total Guaranteed Withdrawal Amount are not available for withdrawal. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to your withdrawals. Withdrawals taken during the first Contract Year will not be subject to a withdrawal charge unless you have elected to take withdrawals under the Systematic Withdrawal Program. You should carefully consider which version of the Guaranteed Withdrawal Benefit may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee Benefit and the Version I of the Guaranteed Withdrawal Benefit and Enhanced Guaranteed Withdrawal Benefit:

[_]Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee


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   Benefit guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the benefit is elected), even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance decline to zero.


[_]Automatic Annual Step-Ups. In contrast to Version I of the Guaranteed
   Withdrawal Benefit, which offers an optional reset beginning with the fifth Contract Anniversary, and the Enhanced Guaranteed Withdrawal Benefit, which offers an optional reset beginning with the third Contract Anniversary, the Lifetime Withdrawal Guarantee Benefit provides automatic step-ups on each Contract Anniversary (and offers the owner the ability to opt out of the step-ups if the charge for this optional benefit should increase). Each of the optional resets may be taken only prior to the owner's 86/th/ birthday.

[_]Withdrawal Rates. The Lifetime Withdrawal Guarantee Benefit uses a 5% withdrawal rate to determine the Annual Benefit Payment. Version I of the Guaranteed Withdrawal Benefit and the Enhanced Guaranteed Withdrawal Benefit use a 7% withdrawal rate to determine the Annual Benefit Payment.

[_]Cancellation. The Lifetime Withdrawal Guarantee Benefit provides the ability to cancel the rider every five Contract Years for the first fifteen Contract Years and annually thereafter. The Enhanced Guaranteed Withdrawal Benefit offers only one opportunity to cancel the rider (on the fifth contract anniversary), and the Version I of the Guaranteed Withdrawal Benefit does not offer the ability to cancel the benefit.

[_]The Lifetime Withdrawal Guarantee Benefit offers the following additional enhancements when compared to Version I of the Guaranteed Withdrawal
   Benefit: favorable treatment of required minimum distribution withdrawals.

[_]Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee
   Benefit, you are limited to allocating your purchase payments and Account Balance among the Fixed Account, Enhanced Dollar Averaging Program, and certain investment divisions (as described below).

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee Benefit is in effect. We assess the Lifetime Withdrawal Guarantee Benefit charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment, without taking into account any purchase payment credits (i.e., bonus payments). The Total Guaranteed Withdrawal Amount is increased by additional purchase payments (up to a maximum benefit amount of $5,000,000). Withdrawals that do not exceed the Annual Benefit Payment do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if


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such Account Balance is lower than the Total Guaranteed Withdrawal Amount before the withdrawal).


5% COMPOUNDING AMOUNT. On each Contract Anniversary until the earlier of:
(a) the date of the first withdrawal from the contract or (b) the tenth Contract Anniversary, the Total Guaranteed Withdrawal Amount is increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount before such increase (up to a maximum benefit amount of $5,000,000). The Total Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is calculated in the same manner as the Total Guaranteed Withdrawal Amount, with the exception that all withdrawals (including applicable withdrawal charges) reduce the Remaining Guaranteed Withdrawal Amount, not just withdrawals that exceed the Annual Benefit Payment (as with the Total Guaranteed Withdrawal Amount).

[_]If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero.


[_]If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if you have elected the Joint Life version of the Lifetime Withdrawal Guarantee Benefit rider), even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance declines to zero.

You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee Benefit. If you begin taking withdrawals too soon, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% annual compounding increase. On the other hand, if you delay taking withdrawals for too long, while your beneficiaries will receive the Total Guaranteed Withdrawal Amount over time, you may limit the number of payments you receive while you are alive (due to life expectancy).

At any time during the pay-in phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee Benefit. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee Benefit.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount immediately prior to the first withdrawal multiplied by the 5% withdrawal rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional

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purchase payments, the 5% compounding amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate.

If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the Lifetime Withdrawal Guarantee Benefit guarantees you or your beneficiary will receive from the Contract over time may be less than the initial Total Guaranteed Withdrawal Amount. The Total Guaranteed Withdrawal Amount will be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. These reductions in the Total Guaranteed Withdrawal Amount and Annual Benefit Payment may be significant.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Remaining Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

[_]reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed
   Withdrawal Amount to the Account Balance on the date of the Step-Up, up to a maximum of $5,000,000.

[_]reset the Annual Benefit Payment equal to 5% of the Total Guaranteed
   Withdrawal Amount after the Step-Up, and


[_]reset the Lifetime Withdrawal Guarantee Benefit charge to the then current charge, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).

In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee Benefit charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary.


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Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee Benefit , you are limited to allocating your purchase payments and Account Balance among the Fixed Account and the following investment divisions:


1.  MetLife Conservative Allocation Investment Division

2.  MetLife Moderate to Conservative Allocation Investment Division

3.  MetLife Moderate Allocation Investment Division

4.  MetLife Moderate to Aggressive Allocation Investment Division


5. BlackRock Money Market Investment Division (Available with C Class Deferred Annuities issued after April 30, 2003, in New York State and Washington State only)


The Fixed Account is not available in New York State and Washington State with this optional benefit. You may also elect to participate in the Enhanced Dollar Cost Averaging Program, provided that any amounts transferred from the program to an investment division are one or more of the above listed investment choices.


JOINT LIFE VERSION. Like the Single Life version of the Lifetime Withdrawal Guarantee Benefit , the Joint Life version must be elected at the time you purchase the Contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee Benefit will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract,


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the spouse will receive the Annual Benefit Payment each year until the
Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee Benefit every fifth Contract Anniversary for the first fifteen Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on the day we receive your request. If cancelled, the Lifetime Withdrawal Guarantee Benefit will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee Benefit charge, and the allocation restrictions described above will no longer apply. The contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee Benefit on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Balance. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Balance attributable to any partial withdrawals taken (including any applicable withdrawal charges); and

(b) is the Account Balance on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee Benefit may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee Benefit for this feature.

TERMINATION. The Lifetime Withdrawal Guarantee Benefit will terminate upon the earliest of:

1. The date of a full withdrawal of the Account Balance (A pro rata portion of the annual charge will apply);


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2. The date the Account Balance is applied to a pay-out option (A pro-rata portion of the annual charge for this rider will apply);

3. When your Account Balance is not sufficient to pay the charge for this benefit (whatever is available to pay the annual charge for the rider will apply);


4. The contract owner dies, except where the beneficiary or joint contract owner is the spouse and the spouse elects to continue the Deferred Annuity, or the annuitant dies (if the contract owner is a non-natural person);


5. There is a change in contract owners; joint contract owners or annuitants (if the contract owner is a non-natural person), unless we agree otherwise (A pro-rata portion of the annual charge for this rider will apply);

6. The Deferred Annuity is terminated (A pro-rata portion of the annual charge for this rider will apply.) or;

7. Cancellation of this benefit.


The Lifetime Withdrawal Guarantee Benefit may affect the death benefit available under your Contract. An additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee Benefit which will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your Contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

If the owner or joint owner (or the annuitant if the contract owner is a non-natural person) should die while the Lifetime Withdrawal Guarantee Benefit is in effect, your beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit instead of the Basic Death Benefit, the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee Benefit as described above, or the Annual Step-Up Death Benefit or Annual Step-Up or 5% Increase Death Benefit, if those benefits had been purchased by the owner(s)). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit.


If the beneficiary elects to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including

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

minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee Benefit because (1) you make a total withdrawal of your Account Balance;
(2) your Account Balance is insufficient to pay the Lifetime Withdrawal Guarantee Benefit charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

Additionally, the Guaranteed Withdrawal Benefit may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the contract owner (or after the death of the annuitant in certain cases)). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the contract owner's death. The value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. Consult your own tax advisor prior to purchase.

The Lifetime Withdrawal Guarantee Benefit is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. This charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or when available, a Deferred Annuity issued in New York State and Washington State with this optional benefit.)


Examples

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.


I. Lifetime Withdrawal Guarantee Benefit


   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Total Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero.

                                    [CHART]

                    Annual Benefit     Cumulative           Account
                       Payment         Withdrawals          Balance
                    --------------     -----------        -----------
              1        $5,000           $ 5,000           $100,000.00
              2         5,000            10,000             90,250.00
              3         5,000            15,000             80,987.50
              4         5,000            20,000             72,188.13
              5         5,000            25,000             63,828.72
              6         5,000            30,000             55,887.28
              7         5,000            35,000             48,342.92
              8         5,000            40,000             41,175.77
              9         5,000            45,000             34,366.98
             10         5,000            50,000             27,898.63
             11         5,000            55,000             21,753.70
             12         5,000            60,000             15,916.02
             13         5,000            65,000             10,370.22
             14         5,000            70,000              5,101.71
             15         5,000            75,000                 96.62
             16         5,000            80,000                     0
             17         5,000            85,000                     0
             18         5,000            90,000            -13,466.53
             19         5,000            95,000                     0
             20         5,000           100,000                     0




   2. When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Total Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account

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
Balance was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


J. Lifetime Withdrawal Guarantee Benefit -- 5% Compounding Amount


Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).

The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).

If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).

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               [Lifetime GWB - 5% Compounding Amount CHART]






K. Lifetime Withdrawal Guarantee Benefit -- Automatic Annual Step-Ups and 5% Compounding Amount (No Withdrawals)


Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $168,852. Assume that during these contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount

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due to poor market performance. Assume the Account Balance at the ninth
Contract Anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the Account Balance is less than $189,000. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).

Initial investment is $100,000. Assume that no withdrawals are taken. The Guaranteed Withdrawal Amount is $105,000 on the first Contract Anniversary (Guaranteed Withdrawal Amount accumulates at 5%). Assume the Account Balance at the first Contract Anniversary is $110,000 due to good market performance. The Automatic Annual Step-up will reset the Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x ..05).

The Guaranteed Withdrawal Amount is at $115,500 at the second Contract Anniversary ($110,000 accumulates at 5%). Assume the Account Balance at the second Contract Anniversary is $120,000 due to good market performance. The Automatic Annual Step-up will reset the Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x ..05).

The Guaranteed Withdrawal Amount is $168,852 at the ninth Contract Anniversary (the Guaranteed Withdrawal Amount accumulates at 5% each year). Assume the Account Balance at the ninth Contract Anniversary is $180,000 due to good market performance. The Automatic Annual Step-up will reset the Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x .05).

The Guaranteed Withdrawal Amount will increase to $177,295 (168,852 x 1.05) on the 10th Contract Anniversary since no withdrawals have been taken. There is no Automatic Annual Step-up since the Account Balance is below the Guaranteed Withdrawal Amount. The Annual Benefit Payment is increased to $8,865 ($177,295 x .05).

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LIFETIME GWB--AUTOMATIC ANNUAL STEP-UPS AND 5% COMPOUNDING AMOUNT (NO
          WITHDRAWALS)

                                    [CHART]



GUARANTEED MINIMUM ACCUMULATION BENEFIT

In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional benefit to your Deferred Annuity. The GMAB guarantees that your Account Balance will not be less than a minimum amount at the end of a specified number of years (the "Maturity Date"). If your Account Balance is less than the minimum guaranteed amount at the Maturity Date, we will apply an additional amount to increase your Account Balance so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation or "pay-in" phase of your Deferred Annuity.

If you elect the GMAB, we require you to allocate your purchase payments and all of your Account Balance to one of the asset allocation investment divisions available in your Deferred Annuity (the MetLife Moderate to Aggressive and the MetLife Aggressive Allocation Investment Divisions are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to an investment division must be transferred to the one investment division you have chosen. The Fixed Account is not available. No transfers are permitted while this optional benefit is in effect. The asset allocation investment division you choose will determine the percentage of purchase payments that equal the guaranteed amount. The asset allocation investment divisions available, if you choose the GMAB, and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each, are:

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

                                    GUARANTEED AMOUNT
      INVESTMENT DIVISION*       (% OF PURCHASE PAYMENTS) YEARS TO MATURITY DATE
      --------------------       ------------------------ ----------------------
MetLife Conservative Allocation
  Investment Division...........           130%                  10 years
MetLife Conservative to Moderate
  Allocation Investment
  Division......................           120%                  10 years
MetLife Moderate Allocation
  Investment Division...........           110%                  10 years

-----------
* You can learn more about these investment divisions in the Prospectus under the section "Your Investment Choices" and the attached prospectus for these portfolios.

You may elect the GMAB when you purchase the Deferred Annuity through age 80. However, you may not elect the GMAB if you have also elected the Guaranteed Withdrawal Benefit or the Guaranteed Minimum Income Benefit.


BENEFIT DESCRIPTION. The GMAB guarantees that at the Maturity Date, your Account Balance will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Deferred Annuity (the "Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the asset allocation investment division you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments made after the withdrawal and during the Eligibility Period will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Deferred Annuity are taken into consideration in determining the Guaranteed Accumulation Amount. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due under the GMAB at the Maturity Date.


At issue, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the Eligibility Period increase the Guaranteed Accumulation Amount by the target percentage of the asset allocation investment division you have selected. When you make a withdrawal, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the Account Balance. Purchase payment credits (i.e., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Accumulation Amount.

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EXAMPLE:

Assume your Account Balance is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Deferred Annuity. The withdrawal amount is 10% of the Account Balance. Therefore, after the withdrawal, your Account Balance would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

At the Maturity Date, after deduction of the annual charge for the GMAB, we will compare your Account Balance to the Guaranteed Accumulation Amount. If the Account Balance is less than the Guaranteed Accumulation Amount, we will contribute to your Account Balance the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the investment division you have selected. (No portion of the Guaranteed Accumulation Payment is allocated to the Enhanced Dollar Cost Averaging Program.)

If your Account Balance is greater than or equal to the Guaranteed Accumulation Amount at the Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Balance. The GMAB terminates at the Maturity Date. We no longer assess the charge after that date, and the related investment requirements and restrictions will no longer apply.

If your Account Balance is reduced to zero for any reason other than a full withdrawal of the Account Balance or application of your Account Balance to a pay-out option prior to the Maturity Date, but your Deferred Annuity has a positive Guaranteed Accumulation Amount remaining, the Deferred Annuity and the GMAB will remain in force. No charge for the GMAB will be deducted or accrue while there is an insufficient Account Balance to cover the deductions for the charge. At the Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Balance.

Purchase payments made after the 120 day Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Maturity Date. Even if the purchase payments you made during the 120 day Eligibility Period lose significant value, if the Account Balance, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the first 120 day period (depending on which asset allocation investment you have selected), then no Guaranteed Accumulation Payment is made. Therefore, the Guaranteed Minimum Accumulation Benefit may not be appropriate for you, if you intend to make additional purchase payments after the end of the Eligibility Period.

EXAMPLE

Assume that you make one $10,000 purchase payment during the 120 Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your

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purchase payment). At the Maturity Date, your Account Balance is $0. The
Guaranteed Accumulation Amount payable is $11,000 ($11,000-$0 = $11,000).

In contrast, assume that you make one $10,000 purchase payment during the 120 day Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Maturity Date your Account Balance is $0. Assume that you decide to make one purchase payment on the day before the Maturity Date of $11,000. At the Maturity Date, assume that there has not been any positive or negative investment experience for the one day between your purchase payment and the Maturity Date. Consequently, your Account Balance is $11,000. We would not pay a Guaranteed Accumulation Payment, because the Account Balance of $11,000 would equal the Guaranteed Accumulation Amount of $11,000 ($11,000-$11,000 = $0.)

TERMINATION. The GMAB will terminate at the earliest of: (1) the Maturity Date; (2) the date you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied); (3) the date you cancel this benefit, as described below; (4) the date you apply all of your Account Balance to a pay-out option (A pro-rata portion of the charge will be applied); and
(5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person) unless the beneficiary is the spouse of the owner and elects to continue the Deferred Annuity under the spousal continuation provisions of the Deferred Annuity.

Once the GMAB is terminated, the GMAB charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the GMAB is terminated before the Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require you to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the benefit, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions and we will no longer deduct the charge for this benefit.

CHARGE. The Guaranteed Minimum Accumulation Benefit is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount determined at the end the prior Contract Year and deducted each Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take the amount from the Separate Account by canceling accumulation units from your Separate Account balance.)

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PAY-OUT OPTIONS (OR INCOME OPTIONS)
[SIDEBAR: The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity.]
                                   [GRAPHIC]
[SIDEBAR: You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.]

   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the Contract before you annuitize. However, the annuitant may not be older than 95 years old when you select a pay-out option (age 90 or ten years after you have purchased your Deferred Annuity in New York State). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments.

[SIDEBAR: Should our current rates for a fixed pay-out option for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those quoted in your Contract, we will use the current rates.]

When considering a pay-out option, you should think about whether you want:

[_] Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

[_] A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

By the time the annuitant reaches age 95 (age 90 or ten years after issue of your Deferred Annuity in New York State), and if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option.

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INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when you decide to take a pay-out option. Your decision is irrevocable.

[SIDEBAR: Many times, the Contract Owner and the Annuitant are the same person.]

There are three people who are involved in payments under your pay-out option:

[_]Contract owner: the person or entity which has all rights including the right to direct who receives payment.

[_]Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

[_]Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the contract owner dies.

[SIDEBAR: When deciding how to receive income, consider:
.. The amount of income you need;
.. The amount you expect to receive from other sources;
.. The growth potential of other investments; and .. How long you would like your income to be guaranteed.]
                                   [GRAPHIC]

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. We may limit income payment types offered to meet federal tax law requirements.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments

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are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

[GRAPHIC]

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR
[SIDEBAR: The AIR is stated in your Contract and may range from 3% to 6%.]

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your Contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the

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payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

[_]First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Basic Death Benefit Separate
   Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

[_]Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

[_]Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE


   During the pay-out phase of the Deferred Annuity, you may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the investment division. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate it into an investment division. There is no withdrawal charge to make a reallocation.
                                   [GRAPHIC]

[SIDEBAR: Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division.]

For us to process a reallocation, you must tell us:

[_]The percentage of the income payment to be reallocated;

[_]The investment divisions (or Fixed Income Option) to which you want to reallocate your income payment; and

[_]The investment divisions from which you want to reallocate your income payment.

We may require that you use our original forms to make reallocations.


Reallocations will be made at the end of the business day, at the close of the Exchange, if received in good order, prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.


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Frequent requests from contract owners to make transfers/ reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield Portfolios (I.E., Western Asset Management Strategic Bond Opportunities, Lord Abbett Bond Debenture, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, American Funds Global Small Capitalization, BlackRock Strategic Value, Loomis Sayles Small Cap, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth and Russell 2000(R) Index Portfolios--the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our

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attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/ reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/ reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and
(2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

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In addition, contract owners and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.]
CHARGES


   You pay the Basic Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment.

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GENERAL INFORMATION


ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

                                   [GRAPHIC]
[SIDEBAR: Generally, your requests including all subsequent purchase payments are effective the day we receive them at your Administrative Office in good order.]

Send your purchase payments, by check or money order made payable to "MetLife," to your Administrative Office or MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

[_]On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

[_]After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you. We may suspend or eliminate telephone or Internet

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privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

[_]Account Balance

[_]Unit Values

[_]Current rates for the Fixed Account

[_]Transfers

[_]Changes to investment strategies

[_]Changes in the allocation of future purchase payments.

                                   [GRAPHIC]

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

[_]any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

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[_]any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the the death benefit instead. If the beneficiary is your spouse, the spouse may be substituted as the contract owner of the Deferred Annuity and continue the Contract. We permit the beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

[_]rules of the Securities and Exchange Commission so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

[_]during any other period when the Securities and Exchange Commission by order so permits.

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ADVERTISING PERFORMANCE


     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.
                                   [GRAPHIC]
[SIDEBAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.]

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market investment division, we state yield for a seven day period.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Earnings Preservation Benefit, Guaranteed Minimum Income Benefit, the Guaranteed Withdrawal Benefit or Guaranteed Minimum Accumulation Benefit. Withdrawal charges would reduce performance experience.


AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond, and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the greater of Annual Step-Up or 5% Annual Increase Death Benefit) that would produce the greatest total Separate Account charge.


Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We

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calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit, Guaranteed Minimum Income Benefit, Guaranteed Minimum Accumulation Benefit or the Guaranteed Withdrawal Benefit. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity contract owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

[_] To operate the Separate Account in any form permitted by law.

[_] To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

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[_] To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

[_] To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

[_] To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

[_]The shares for which voting instructions are received, and

[_]The shares that are voted in proportion to such voting instructions.


However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

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WHO SELLS THE DEFERRED ANNUITIES


   All Deferred Annuities are sold through our licensed sales representatives, which include registered representatives of our affiliated broker-dealers.
We and our affiliated broker-dealers are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and we are also members of the National Association of Securities Dealers, Inc. Deferred Annuities also may be sold through the mail or over the Internet.

Graphic
The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by payments from us. There is no front-end sales load deducted from purchase payments to pay sales commissions. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order the maintain employment with us.

We make cash payments to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuity, the gross dealer concession ranges from 1.0% to 7.15% of each purchase payment (depending on the class purchased) and, starting as early as the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

We also pay compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of

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the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made through our sales representatives. These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Because of the receipt of this cash compensation, sales representatives and their managers of our affiliated broker-dealers with an incentive to favor the sale of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

We also pay the business unit responsible for the operation of our distribution system.

We also offer our sales representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.


We may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we may pay separate, additional compensation to the broker-dealer firm for services the selling firm provides in connection with the distribution of the Contracts.


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These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all purchase payments allocated to the American Funds Bond Fund, American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.

Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the sub-investment manager of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the Statement of Additional Information for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors, the investment manager of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.


FINANCIAL STATEMENTS


   The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

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WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA SEP and SIMPLE IRA Deferred Annuity.

INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law.

                                   [GRAPHIC]
[SIDEBAR: Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.]

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL


   Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

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

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower maximum tax rate of 15% that applies to long term capital gains and qualifying dividends.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

                                   [GRAPHIC]
When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

[_] annuity you purchase (e.g., Non-Qualified or IRA); and

[_] payment method or income payment type you elect.

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

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                          Type of Contract
                                        --------------------
                                           Non    Trad. Roth SIMPLE
                                        Qualified  IRA  IRA   IRA*  SEP
                                        --------- ----- ---- ------ ---

In a series of substantially equal
payments made annually (or more
frequently) for life or life expectancy
(SEPP)                                      x       x    x     x     x

After you die                               x       x    x     x     x

After you become totally disabled (as
defined in the Code)                        x       x    x     x     x

To pay deductible medical expenses                  x    x     x     x

To pay medical insurance premiums
if you are unemployed                               x    x     x     x

For qualified higher education
expenses, or                                        x    x     x     x

For qualified first time home
purchases up to $10,000                             x    x     x     x

After December 31, 1999 for IRS
levies                                              x    x     x     x

Certain immediate income annuities
providing a series of substantially
equal periodic payments made
annually (or more frequently) over
the specified payment period                x

* For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits (including but not limited to the Earnings Preservation Benefit) and certain living benefits (e.g. Guaranteed Withdrawal Benefit and the Guaranteed Minimum Income Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for

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
non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


GUARANTEED WITHDRAWAL BENEFITS If you have purchased the Guaranteed Withdrawal Benefit, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit, where otherwise made available, note the following: The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Balance (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Account Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.


MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest.

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

[SIDEBAR: You may combine the money required to be withdrawn from each of your Traditional IRAs and SEPs and withdraw this amount from any one or more of them.]

MINIMUM DISTRIBUTION REQUIREMENTS FOR TRADITIONAL IRAS AND SEPS

Generally, for Traditional IRAs, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

[_]The year you turn age 70 1/2 or

[_]Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and Contract, the year you retire.

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

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

In general, new regulations finalized in 2004 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances. The regulations also require that beginning for the 2006 distribution year, the value of all living benefits and death benefits must be added to your account balance to determine the amount that must be distributed over the appropriate period. Consult your tax advisor.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules effective with respect to minimum distributions required for the 2006 distribution year in general, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule. [SIDEBAR: After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.]

NON-QUALIFIED ANNUITIES

[_]Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

[_]Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

[_]Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

[_]Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

[_]When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

[_]Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

[_]In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest. Certain Income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non- natural person.

[_]Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

[_]Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

[_]Possible taxation as if you were the contract owner of your portion of the Separate Account's assets.

[_]Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as:

[_]First coming from earnings (and thus subject to income tax); and

[_]Then from your purchase payments (which are not subject to income tax).

[_]This rule does not apply to payments made pursuant to an income pay-out option under your Contract.

[_]In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

[_]A non-taxable return of your purchase payments; and

[_]A taxable payment of earnings.

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

[_]We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not approved the use of an exclusion ratio when only part of an account balance is used to convert to income payments.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/ reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

[SIDEBAR: If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-contract owner, he or she may elect to continue as "contract owner" of the Contract.]
DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payment of your entire interest in the Contract must be made within five years of the date of your death or payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA ROTH IRA SIMPLE IRA AND SEPS]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

                                   [GRAPHIC]
IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. Your Roth IRA tax endorsement is based on the IRS model form 5305-RB(rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional Roth IRA, SIMPLE IRA or SEP.

The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

[_]increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

[_]adding "catch-up" contributions for taxpayers age 50 and above; and

[_]adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

[_]You must be both the contract owner and the annuitant under the Contract.

[_]Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract.

[_]You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

[_]The Roth IRA endorsement used with the Contract is based on the IRS model
   Roth IRA Contract Form 5305 RB (Rev3-02)


[SIDEBAR: In some cases, your purchase payments may be tax deductible.]

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:

[_]Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year. This amount is $4,000 for tax years 2006-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions.

[_]Beginning in 2006, individuals age 50 or older can make an additional
   "catch-up" purchase payment of $1,000 a year (assuming the individual has sufficient compensation).

[_]Purchase payments in excess of allocable amounts may be subject to a penalty tax.

[_]Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

[_]These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

[_]If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

[_]If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2006, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($75,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $60,000 ($85,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


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
DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

[SIDEBAR: For 2006 annual purchase payments to your Traditional IRAs and Roth IRAs, the aggregate may not exceed the lesser of $4,000 or 100% of your compensation as defined by the Code for individuals under age 50.]
Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the deductible amount ($4,000 for tax years 2006-2007), including contributions to all your Traditional and Roth IRAs). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). In 2006 individuals age 50 or older can make an additional "catch- up" purchase payment of $1,000 a year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your modified adjusted gross income is between:


         Status                Income
         ------                ------
       Individual         $95,000-$110,000
 Married filing jointly   $150,000-$160,000
Married filing separately    $0-$10,000

.. Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

..  You can contribute to a Roth IRA after age 70 1/2.

.. If you exceed the purchase payment limits you may be subject to a tax penalty.

.. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

[GRAPHIC]

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

[_]The withdrawal is made:

.. At least five taxable years after your first purchase payment to a Roth IRA, and

[_]The withdrawal is made:

..  On or after the date you reach age 59 1/2;

..  Upon your death or disability; or

..  For a qualified first-time home purchase (up to $10,000).

If you are an active participant in a retirement plan of an employer, your contributions may be limited.

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

[_]The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

[_]The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

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

[_]The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

[_]We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION
[SIDEBAR: If you are married but file separately, you may not convert an existing IRA into a Roth IRA.]

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

If you are married but file separately, you may not convert a Traditional IRA into a ROTH IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs, however, in general, the same rules with respect to minimum distributions after your death under Traditional IRAs also apply to Roth IRAs. Note that payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the 5th or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRA transfers and rollovers. Please consult your tax advisor; see the SAI for additional information.

LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon its ability to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.


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
TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION


                                                                       PAGE

     COVER PAGE.......................................................   1

     TABLE OF CONTENTS................................................   1

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................   2

     DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
       ANNUITIES......................................................   2

     EXPERIENCE FACTOR................................................   4

     VARIABLE INCOME PAYMENTS.........................................   4

     INVESTMENT MANAGEMENT FEES.......................................   8

     ADVERTISEMENT OF THE SEPARATE ACCOUNT............................  13

     VOTING RIGHTS....................................................  15

     ERISA............................................................  16

     TAXES--SIMPLE IRAS ELIGIBILITY AND CONTRIBUTIONS; SHAREHOLDER
       CONTROL........................................................  17

     ACCUMULATION UNIT VALUES TABLES..................................  21

     FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT..................... F-1

     FINANCIAL STATEMENTS OF METLIFE..................................   1


                                   [GRAPHIC]

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.
                                   [GRAPHIC]



                                     Non-Qualified IRA and SEP
                                     Annuities     Annuities(1)
                California.......... 2.35%         0.5%(2)
                Maine............... 2.0%          --
                Nevada.............. 3.5%          --
                Puerto Rico(3)...... 3.0%          3.0%
                South Dakota........ 1.25%         --
                West Virginia....... 1.0%          1.0%
                Wyoming............. 1.0%          --

-----------
/1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."

/2/With respect to annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

/3/Legislation has been passed increasing the tax rate to 3%, however, the rate increase is contingent upon the passage of the budget bill. Nonetheless, the Department of Insurance has indicated it considers the rate increase to be effective.

PEANUTS (C) United Feature Syndicate, Inc.

(C) 2006 Metropolitan Life Insurance Company

APPENDIX B

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


These tables and bar charts show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. A different share class of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Investment Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower 12b-1 Plan fees for the Metropolitan Fund and the Met Investors Fund Portfolios and lower Separate Account charges for the American Funds Investment Divisions then in effect. Values after April 30, 2004 reflect the higher 12b-1 Plan fees and Separate Account charges currently in place. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Therefore, the accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. A lower charge for the Guaranteed Minimum Income Benefit when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. This lower charge is not reflected in the tables below. The information in these tables and charts has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Deferred Annuity mix that bears the total highest charge, and the second table and charts show the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit. Charges for all versions of the optional Guaranteed Minimum Income Benefit, Optional Enhanced Guaranteed Minimum Income Benefit, Optional Guaranteed Withdrawal Benefit, Optional Lifetime Withdrawal Guarantee Benefit and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge. The mix with the total lowest charge has these features: B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.


                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                             HIGHEST POSSIBLE MIX
                         2.30 SEPARATE ACCOUNT CHARGE

                                                                             Beginning of               Number of
                                                                                 Year     End of Year  Accumulation
                                                                             Accumulation Accumulation Units End of
Fund Name                                                               Year  Unit Value   Unit Value      Year
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.39      $ 13.03          0.00
                                                                        2002     13.03        10.29          0.00
                                                                        2003     10.29        15.42          0.00
                                                                        2004     15.42        18.07     15,247.27
                                                                        2005     18.07        22.08     29,683.18

American Funds Growth Division/(c)/.................................... 2001    105.45        95.15          0.00
                                                                        2002     95.15        70.14          0.00
                                                                        2003     70.14        93.63          0.00
                                                                        2004     93.63       100.65      7,212.98
                                                                        2005    100.65       114.01     12,716.12

American Funds Growth-Income Division/(c)/............................. 2001     73.98        70.77          0.00
                                                                        2002     70.77        56.39          0.00
                                                                        2003     56.39        72.87          0.00
                                                                        2004     72.87        76.85      7,041.60
                                                                        2005     76.85        79.29     13,993.24

BlackRock Aggressive Growth Division/(c)/.............................. 2004     29.05        32.02        470.09
                                                                        2005     32.02        34.56        351.47

                                                                             Beginning of               Number of
                                                                                 Year     End of Year  Accumulation
                                                                             Accumulation Accumulation Units End of
Fund Name                                                               Year  Unit Value   Unit Value      Year
---------                                                               ---- ------------ ------------ ------------
BlackRock Bond Income Division/(a)/.................................... 2004    $35.93       $37.01       4,465.70
                                                                        2005     37.01        36.95       7,893.69

BlackRock Diversified Division......................................... 2004     30.09        32.27       6,385.61
                                                                        2005     32.27        32.43      15,553.06

BlackRock Investment Trust Division/(c)/............................... 2004     49.31        54.09         253.57
                                                                        2005     54.09        54.62         367.03

BlackRock Large Cap Value Division..................................... 2004     10.49        11.51      18,591.97
                                                                        2005     11.51        11.87      20,493.04

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     21.29        23.19       1,500.34
                                                                        2005     23.19        24.19       2,741.85

BlackRock Money Market Division/(f)/................................... 2004     18.23        18.06           0.00
                                                                        2005     18.06        18.11           0.00

BlackRock Strategic Value Division/(c)/................................ 2004     15.56        17.40      22,097.11
                                                                        2005     17.40        17.67      44,679.62

Davis Venture Value Division/(c)/...................................... 2004     26.22        28.05       4,134.00
                                                                        2005     28.05        30.16      14,938.08

FI International Stock Division/(c)/................................... 2004     10.51        11.93         206.73
                                                                        2005     11.93        13.71       6,088.01

FI Mid Cap Opportunities Division/(h)/................................. 2004     13.73        15.37         893.10
                                                                        2005     15.37        16.02       3,485.86

FI Value Leaders Division/(d)/......................................... 2004     20.84        23.36       1,782.38
                                                                        2005     23.36        25.22       5,676.29

Franklin Templeton Small Cap Growth Division/(c)/...................... 2004      8.57         9.43       2,857.38
                                                                        2005      9.43         9.62       1,790.05

Harris Oakmark Focused Value Division/(c)/............................. 2004     27.27        29.42       5,359.15
                                                                        2005     29.42        31.55      13,128.60

Harris Oakmark International Division/(d)/............................. 2004     11.75        13.56       6,279.34
                                                                        2005     13.56        15.14      13,426.94

Harris Oakmark Large Cap Value Division/(c)/........................... 2004     11.54        12.38      11,105.37
                                                                        2005     12.38        11.90      18,025.09

Janus Aggressive Growth Division/(e)/.................................. 2004      6.41         6.93       2,180.74
                                                                        2005      6.93         7.69       9,274.78

Jennison Growth Division/(c) (g)/...................................... 2004      4.07         4.22       3,585.58
                                                                        2005      4.22         4.64       3,987.32

Lazard Mid-Cap Division/(d)/........................................... 2004     12.27        13.17         492.49
                                                                        2005     13.17        13.91         521.73

Lehman Brothers(R) Aggregate Bond Index Division/(c)/.................. 2004     11.81        12.08      68,675.99
                                                                        2005     12.08        12.03     104,347.97

Loomis Sayles Small Cap Division/(c)/.................................. 2004     21.40        24.10         117.66
                                                                        2005     24.10        25.13       2,403.10

Lord Abbett Bond Debenture Division/(b)/............................... 2004     14.84        15.72       5,296.69
                                                                        2005     15.72        15.59       9,814.85

Met/AIM Small Cap Growth Division/(d)/................................. 2004     11.10        11.82       1,582.34
                                                                        2005     11.82        12.51       7,237.93

                                                                             Beginning of               Number of
                                                                                 Year     End of Year  Accumulation
                                                                             Accumulation Accumulation Units End of
Fund Name                                                               Year  Unit Value   Unit Value      Year
---------                                                               ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division/(d)/.............................. 2004    $11.25       $12.53     29,621.98
                                                                        2005     12.53        13.72     34,678.10

MetLife Stock Index Division/(c)/...................................... 2004     29.89        32.20     64,157.86
                                                                        2005     32.20        32.84     82,221.18

MFS(R) Investors Trust Division/(c)/................................... 2004      7.35         8.10        813.14
                                                                        2005      8.10         8.46          0.00

MFS(R) Research International Division/(c)/............................ 2004      9.46        10.80      4,438.20
                                                                        2005     10.80        12.29      5,803.58

MFS(R) Total Return Division/(i)/...................................... 2004     31.54        34.09        166.11
                                                                        2005     34.09        34.27        847.21

Morgan Stanley EAFE(R) Index Division/(c)/............................. 2004      9.10        10.52     54,022.71
                                                                        2005     10.52        11.61     60,495.83

Neuberger Berman Mid Cap Value Division/(c)/........................... 2004     17.66        20.48      9,930.93
                                                                        2005     20.48        22.40     23,315.35

Neuberger Berman Real Estate Division/(i)/............................. 2004      9.99        12.75     17,259.85
                                                                        2005     12.75        14.12     62,406.06

Oppenheimer Capital Appreciation Division.............................. 2005      7.65         8.25          0.00

Oppenheimer Global Equity Division/(c)/................................ 2004     11.95        13.70      2,158.26
                                                                        2005     13.70        15.53      2,542.63

PIMCO Total Return Division/(c)/....................................... 2004     11.33        11.67     15,237.83
                                                                        2005     11.67        11.66     36,721.36

RCM Global Technology Division/(c)/.................................... 2004      4.04         4.19        476.42
                                                                        2005      4.19         4.54      2,929.51

Russell 2000(R) Index Division/(c)/.................................... 2004     12.82        14.59     34,337.97
                                                                        2005     14.59        14.87     37,915.77

T. Rowe Price Large Cap Growth Division/(c)/........................... 2004     10.62        11.44      2,945.42
                                                                        2005     11.44        11.89      7,481.91

T. Rowe Price Mid-Cap Growth Division/(c)/............................. 2004      6.09         6.87     22,926.76
                                                                        2005      6.87         7.69     42,374.54

T. Rowe Price Small Cap Growth Division/(c)/........................... 2004     11.60        12.30      1,150.84
                                                                        2005     12.30        13.31      1,258.39

Western Asset Management Strategic Bond Opportunities Division/(c)/.... 2004     17.12        18.04     11,888.85
                                                                        2005     18.04        18.09     30,125.39

Western Asset Management U.S Government Division/(c)/.................. 2004     14.15        14.40      9,018.77
                                                                        2005     14.40        14.27     21,812.04

MetLife Aggressive Allocation Division/(j)/............................ 2005      9.99        11.08         66.32

MetLife Conservative Allocation Division/(j)/.......................... 2005      9.99        10.23      2,651.88

MetLife Conservative to Moderate Allocation Division/(j)/.............. 2005      9.99        10.45     42,338.63

MetLife Moderate Allocation Division/(j)/.............................. 2005      9.99        10.68     26,758.05

MetLife Moderate to Aggressive Allocation Division/(j)/................ 2005      9.99        10.90      3,633.02

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                              LOWEST POSSIBLE MIX
                         1.25 SEPARATE ACCOUNT CHARGE

                                                                            Beginning of               Number of
                                                                                Year     End of Year  Accumulation
                                                                            Accumulation Accumulation Units End of
Fund Name                                                              Year  Unit Value   Unit Value      Year
---------                                                              ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/.............. 2001   $ 13.86      $ 13.54            0.00
                                                                       2002     13.54        10.81      176,357.65
                                                                       2003     10.81        16.37      793,521.46
                                                                       2004     16.37        19.38      559,036.42
                                                                       2005     19.38        23.94    1,993,369.67

American Funds Growth Division/(c)/................................... 2001    126.65       114.77            0.00
                                                                       2002    114.77        85.50      100,894.63
                                                                       2003     85.50       115.34      484,308.87
                                                                       2004    115.34       125.36      321,875.82
                                                                       2005    125.36       143.50    1,076,810.53

American Funds Growth-Income Division/(c)/............................ 2001     88.85        85.37            0.00
                                                                       2002     85.37        68.74      127,625.35
                                                                       2003     68.74        89.76      634,858.72
                                                                       2004     89.76        95.72      337,328.74
                                                                       2005     95.72        99.80    1,024,224.45

BlackRock Aggressive Growth Division/(c)/............................. 2004     34.38        38.15       48,586.98
                                                                       2005     38.15        41.61      126,036.87

BlackRock Bond Income Division/(a)/................................... 2004     44.66        46.31      301,057.28
                                                                       2005     46.31        46.72    1,046,108.64

BlackRock Diversified Division........................................ 2004     36.28        39.19      277,202.91
                                                                       2005     39.19        39.79      535,541.81

BlackRock Investment Trust Division/(c)/.............................. 2004     61.39        67.81       63,985.52
                                                                       2005     67.81        69.20      115,756.61

BlackRock Large Cap Value Division.................................... 2004     10.72        11.84      507,414.37
                                                                       2005     11.84        12.34    1,191,101.20

BlackRock Legacy Large Cap Growth Division/(i)/....................... 2004     23.52        25.80       71,095.54
                                                                       2005     25.80        27.20      179,456.51

BlackRock Money Market Division/(f)/.................................. 2004     22.66        22.60       51,565.74
                                                                       2005     22.60        22.91      104,247.78

BlackRock Strategic Value Division/(c)/............................... 2004     16.20        18.24    1,029,329.75
                                                                       2005     18.24        18.72    2,350,319.89

Davis Venture Value Division/(c)/..................................... 2004     28.98        31.22      499,387.83
                                                                       2005     31.22        33.91    2,131,611.21

FI International Stock Division/(c)/.................................. 2004     12.05        13.78      230,542.93
                                                                       2005     13.78        16.00      882,635.15

FI Mid Cap Opportunities Division/(h)/................................ 2004     14.81        16.69      195,292.90
                                                                       2005     16.69        17.58      550,747.76

FI Value Leaders Division/(d)/........................................ 2004     23.39        26.41       85,618.72
                                                                       2005     26.41        28.81      420,979.54

Franklin Templeton Small Cap Growth Division/(c)/..................... 2004      8.85         9.80      157,161.05
                                                                       2005      9.80        10.11      469,945.62

Harris Oakmark Focused Value Division/(c)/............................ 2004     30.62        33.26      377,040.95
                                                                       2005     33.26        36.04    1,158,798.80

                                                                            Beginning of                  Number of
                                                                                Year     End of Year  Accumulation Units
                                                                            Accumulation Accumulation       End of
Fund Name                                                              Year  Unit Value   Unit Value         Year
---------                                                              ---- ------------ ------------ ------------------
Harris Oakmark International Division/(d)/............................ 2004    $12.08       $14.03         517,942.94
                                                                       2005     14.03        15.83       2,479,089.48

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     12.23        13.21       1,304,722.64
                                                                       2005     13.21        12.83       3,878,821.73

Janus Aggressive Growth Division/(e)/................................. 2004      6.63         7.22         157,905.31
                                                                       2005      7.22         8.09         441,946.14

Jennison Growth Division/(c) (g)/..................................... 2004      4.25         4.44         114,586.68
                                                                       2005      4.44         4.92         412,176.03

Lazard Mid-Cap Division/(d)/.......................................... 2004     12.61        13.63         145,014.30
                                                                       2005     13.63        14.54         369,364.09

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.51        12.89       3,850,658.98
                                                                       2005     12.89        12.96      11,887,466.57

Loomis Sayles Small Cap Division/(c)/................................. 2004     23.77        26.96          62,988.78
                                                                       2005     26.96        28.40         282,001.02

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     16.14        17.21         433,517.32
                                                                       2005     17.21        17.26       1,644,680.08

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.40        12.23          88,967.34
                                                                       2005     12.23        13.08         249,141.21

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.72        13.13         728,656.68
                                                                       2005     13.13        14.53       2,195,285.87

MetLife Stock Index Division/(c)/..................................... 2004     34.63        37.56       1,750,875.84
                                                                       2005     37.56        38.72       5,047,439.87

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.74         8.59          58,522.26
                                                                       2005      8.59         9.07         300,403.79

MFS(R) Research International Division/(c)/........................... 2004      9.79        11.25         141,755.48
                                                                       2005     11.25        12.94         604,819.44

MFS(R) Total Return Division/(i)/..................................... 2004     37.71        41.05         119,277.39
                                                                       2005     41.05        41.69         328,191.42

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.64        11.22       1,310,419.46
                                                                       2005     11.22        12.51       3,920,106.79

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     18.71        21.85         745,718.74
                                                                       2005     21.85        24.15       2,759,258.03

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.84       1,489,317.40
                                                                       2005     12.84        14.37       4,338,464.48

Oppenheimer Capital Appreciation Division............................. 2005      7.99         8.69         173,317.48

Oppenheimer Global Equity Division/(c)/............................... 2004     12.89        14.88         105,601.25
                                                                       2005     14.88        17.04         579,290.68

PIMCO Total Return Division/(c)/...................................... 2004     11.72        12.16       1,912,529.08
                                                                       2005     12.16        12.28       6,758,354.02

RCM Global Technology Division/(c)/................................... 2004      4.18         4.36         327,216.18
                                                                       2005      4.36         4.78         700,834.84

Russell 2000(R) Index Division/(c)/................................... 2004     13.58        15.56         523,546.85
                                                                       2005     15.56        16.03       1,502,294.21

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     11.25        12.21         551,747.60
                                                                       2005     12.21        12.82       1,706,948.80

                                                                            Beginning of               Number of
                                                                                Year     End of Year  Accumulation
                                                                            Accumulation Accumulation Units End of
Fund Name                                                              Year  Unit Value   Unit Value      Year
---------                                                              ---- ------------ ------------ ------------
T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004    $ 6.30       $ 7.15      529,644.79
                                                                       2005      7.15         8.10    1,695,381.23

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     12.51        13.35      169,438.00
                                                                       2005     13.35        14.60      639,929.00

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     18.92        20.08      516,840.38
                                                                       2005     20.08        20.34    2,362,619.16

Western Asset Management U.S Government Division/(c)/................. 2004     15.64        16.03      792,980.55
                                                                       2005     16.03        16.05    2,828,550.05

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.16      306,141.65

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.31      578,943.02

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.52    2,293,499.61

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.75    3,641,353.32

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.98    2,829,696.46

-----------
(a)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(b)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(c)Inception date: August 3, 2001.
(d)Inception date: May 1, 2002.
(e)The assets of the Janus Growth Division were merged into this division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(f)Inception date: May 1, 2003.
(g)The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
(h)The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
(i)Inception date: May 1, 2004.
(j)Inception date: May 1, 2005.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES


                      LEGAL NAME OF
SERIES FUND/TRUST     PORTFOLIO SERIES                 MARKETING NAME
  American Funds      Bond Fund                        American Funds Bond Fund
  Insurance Series
  American Funds      Global Small Capitalization      American Funds Global Small
  Insurance Series    Fund                             Capitalization Fund
  American Funds      Growth - Income Fund             American Funds Growth-
  Insurance Series                                     Income Fund
  American Funds      Growth Fund                      American Funds Growth Fund
  Insurance Series
  Metropolitan        FI International Stock Portfolio FI International Stock
  Series Fund, Inc.                                    Portfolio (Fidelity)
  Metropolitan        FI Large Cap Portfolio           FI Large Cap Portfolio
  Series Fund, Inc.                                    (Fidelity)
  Metropolitan        FI Mid Cap Opportunities         FI Mid Cap Opportunities
  Series Fund, Inc.   Portfolio                        Portfolio (Fidelity)
  Metropolitan        FI Value Leaders Portfolio       FI Value Leaders Portfolio
  Series Fund, Inc.                                    (Fidelity)

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E

[_] Metropolitan Series Fund, Inc.

[_] Met Investors Series Trust

[_] American Funds Insurance Series

[_] I have changed my address. My current address is:

________________________
                                                Name __________________________
    (Contract Number)

                                             Address __________________________

________________________
                                                      _________________________
      (Signature)
                                                                            zip


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893

                    APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

    Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from the EDGAR filing due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

                                 INTRODUCTION

    The prospectus included in the Form N-4 for Metropolitan Life Separate Account E include illustrations using various characters from the PEANUTS(R) gang which are copyrighted by United Feature Syndicate, Inc. There is a list and description of characters followed by a list of illustrations and their page location in the prospectus.

                                  CHARACTERS

    Snoopy--A Beagle dog
    Charlie Brown--A little boy with zigzag pattern on shirt
    Woodstock--A small bird
    Lucy--A little brunette girl
    Linus--A younger little boy with stripped shirt (Lucy's brother) Marcie--A little brunette girl with glasses
    Franklin--A curly haired little boy
    Pigpen--A little boy with dust cloud and smudged face
    Peppermint Patty--An athletic girl with freckles, page boy haircut and sandals
    Sally--A little blond girl with curls on top (Charlie Brown's sister)


                                                    Page
                                                    ----
 1.  Snoopy                                        Page 1  cover

 2. Charlie Brown on step ladder looking at fold Page 4 Table of Contents out map

 3.  Snoopy in suit with pointer                   Page 5  Important Terms You Should Know

 4.  Snoopy as MetLife Representative listening    Page 25 MetLife
     to crowd of Woodstocks

 5.  Snoopy and Woodstock balanced on seesaw       Page 26 Variable Annuities

 6.  Woodstock making calculations on paper with   Page 28 Classes of the Deferred Annuity
     pencil

 8.  Linus building sand castle                    Page 36 Deferred Annuities

 9.  The Equity Generator/SM/ icon--Safe with      Page 38 The Equity Generator
     arrow pointing to three dimensional graph

10.  The Rebalancer(R) icon--A pie chart with      Page 38 The Rebalancer
     arrows around circumference

11.  The Index Selector/SM/ icon--A world globe    Page 39 The Index Selector
     with arrows around it

12.  The Allocator/SM/--A hourglass with safe in   Page 39 The Allocator
     top portion with arrow to a
     three dimensional chart in the bottom portion

13.  Snoopy as MetLife Representative typing at    Page 42 Allocation of Purchase Payments
     computer

14.  Marcie at desk with adding machine reviewing  Page 43 The Value of Your Investment numbers

16.  Snoopy as WWI flying ace dispatching          Page 48 Systematic Withdrawal Program
      Woodstocks with checks

17. Woodstock with accountant's visor and adding Page 49 Separate Account Charge machine

                                                    Page
                                                    ----

18. Franklin with magnifying glass                Page 52  When No Withdrawal Charge Applies

19. Marcie reading a paper                        Page 54  Free Look

20. Lucy with magnifying glass studying a piece   Page 58  Optional Benefits
     of paper

21. Woodstock moving money bag from one pile of   Page 64  Guaranteed Minimum Income Benefit
     money bags to another

23. Snoopy lounging on beach chair with           Page 109 Lifetime Income Annuity for Two with a
    sunglasses and drink                                   Guarantee Period

24. Woodstock writing out a check                 Page 110 Minimum Size of Your Income Payment

25. Woodstock moving money bag from one pile of   Page 111 Reallocation Privilege
    money bags to another

26. Charlie Brown receiving letter at mail box    Page 115 Purchase Payments

27. Charlie Brown listening on telephone          Page 116 Processing Transactions--By Telephone
                                                           or Internet

29. Snoopy as MetLife Representative shaking      Page 122 Who Sells the Deferred Annuities
    paw/wing with Woodstock

30. Snoopy as "Uncle Sam" presenting a tax bill   Page 126 Income Taxes--General

31. Piggybank with "Do not open until age         Page 127 Income Taxes--Withdrawals
    59 1/2" printed on side

32. Linus "walking" the hoop with "IRAs" on side  Page 133 Income Taxes--IRAs

33. Woodstock flying with check                   Page 138 Roth IRA Annuities--Withdrawals

34. Franklin, Snoopy, Charlie Brown, Lucy,        Page 142 Table of Contents for the SAI
    Pigpen, Linus and Peppermint Patty

35. Lucy in her advice box with "TAXES--The       Page 143 Premium Tax Table
    Expert is in" printed on it advising
    Peppermint Patty and Sally

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

        PREFERENCE PLUS SELECT(R) INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B

                                  May 1, 2006

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Annuities dated May 1, 2006 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn: Fulfillment Unit-PPS, 1600 Division Road, West Warwick, RI 02893.

   A Statement of Additional Information for the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Funds") are attached at the end of this Statement of Additional Information.

   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Individual Annuity Contracts dated May 1, 2006.

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
   Independent Registered Public Accounting Firm........................   2

   Distribution of Certificates and Interests in the Deferred Annuities.   2

   Experience Factor....................................................   4

   Variable Income Payments.............................................   4

   Investment Management Fees...........................................   8

   Advertisement of the Separate Account................................  13

   Voting Rights........................................................  15

   ERISA................................................................  16

   Taxes--SIMPLE IRAs Eligibility and Contributions; Shareholder Control  17

   Accumulation Unit Values Tables......................................  19

   Financial Statements of Separate Account............................. F-1

   Financial Statements of MetLife......................................   1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   The financial statements of Metropolitan Life Separate Account E and Metropolitan Life Insurance Company (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


     DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES

   MetLife is both the depositor and the underwriter (issuer) of the annuities.

   The certificates and interests in the Deferred Annuities are sold through individuals who are licensed life insurance sales representatives of MetLife and individuals who are licensed life insurance sales representatives of our affiliates. MetLife is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Our affiliates include registered broker-dealers. They also are sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

   The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by payments from us. There is no front-end sales load deducted from purchase payments to pay sales commissions. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order the maintain employment with us.

   We make cash payments to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuity, the gross dealer concession ranges from 1.0% to 7.15% of each purchase payment (depending on the class purchased) and, starting as early as the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

   We pay compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made through our sales representatives. These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Because of the receipt of this cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

   Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

   Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

   We also pay the business unit responsible for the operation of our distribution system.

   We also offer our sales representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

   We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

   MetLife paid no commissions to unaffiliated broker-dealers in 2003 and 2004. MefLife paid $74,032.70 in commissions to unaffiliated broker-dealers in 2005.

   The offering of all Deferred Annuities is continuous. Contract owners under Deferred Annuities may not be offered all funding choices. Each Contract will indicate those investment choices available under the Deferred Annuity.

                               WITHDRAWAL CHARGE

   The total amount of withdrawal charges paid and retained by MetLife for the years ended December 31, 2003, 2004 and 2005 were $2,054,116.17, $6,019,855.80 and $8,908,132.08, respectively.

                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

   Separate Account Charges for all investment divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)

                                                            BONUS CLASS
                                                  B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                ----------- ------------ ----------- -----------
Basic Death Benefit............................ 0.000034247 0.000046575  0.000045205 0.000041096
Annual Step Up Death Benefit................... 0.000039726 0.000052055  0.000050685 0.000046575
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................ 0.000043836 0.000056164  0.000054795 0.000050685
Additional Charge for Earnings Preservation
  Benefit...................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

   Separate Account Charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                            BONUS CLASS
                                                  B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                ----------- ------------ ----------- -----------
Basic Death Benefit............................ 0.000041096 0.000053425  0.000052055 0.000047945
Annual Step Up Death Benefit................... 0.000046575 0.000058904  0.000057534 0.000053425
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................ 0.000050685 0.000063014  0.000061644 0.000057534
Additional Charge for Earnings Preservation
  Benefit...................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.

   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current rates for that contract class, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the annuitant will be given the benefit of the new rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued single payment immediate annuity contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

                            REALLOCATION PRIVILEGE

   The annuity purchase rate is the dollar amount you would need when you annuitize your Deferred Annuity to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays you $1 a month for the rest of your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type you choose, an interest rate, and your age, sex and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost you would incur if you were choosing the same income option you have in light of this updated information.

   When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 + $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

        1. Annuity Unit Value, beginning of period.......... $ 10.20000
        2. "Experience factor" for period...................   1.023558
        3. Daily adjustment for 4% Assumed Investment Return  .99989255
        4. (2) X (3)........................................   1.023448
        5. Annuity Unit Value, end of period (1) X (4)...... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date...................................   1,500.00
2. Accumulation Unit Value........................................................... $ 11.80000
3. Accumulation Unit Value of the Deferred Annuity (1) X (2)......................... $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value..................... $     5.63
5. First monthly income payment (3) X (4) / 1,000.................................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to............................. $ 10.80000
7. Number of Annuity Units (5) / (6).................................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment) $ 10.97000
9. Second monthly Annuity Payment (7) X (8).......................................... $   101.22
10. Assume Annuity Unit Value for third month equal to............................... $ 10.52684
11. Next monthly Annuity Payment (7) X (10).......................................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the investment divisions.

                          INVESTMENT MANAGEMENT FEES

                               METLIFE ADVISERS

   Each of the currently available Metropolitan Fund Portfolios pays MetLife Advisers, the investment manager of the Metropolitan Fund, an investment management fee.

   The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:

                                                   AVERAGE
                                                  DAILY NET
PORTFOLIO                                     ASSET VALUE LEVELS        ANNUAL PERCENTAGE RATE
------------------------------------------- ----------------------- -------------------------------
BlackRock Money Market..................... 1st $1 billion          0.35%
                                            next $1 billion         0.30%
                                            amount over $2 billion  0.25%
BlackRock Bond Income...................... 1st $1 billion          0.40%
                                            next $1 billion         0.35%
                                            next $1 billion         0.30%
                                            over $3 billion         0.25%
Lehman Brothers(R) Aggregate Bond Index.... all assets              0.25%
Western Asset Management Strategic Bond
  Opportunities............................ 1st $500 million        0.65%
                                            over $500 million       0.55%
Western Asset Management U.S. Government... 1st $500 million        0.55%
                                            over $500 million       0.45%
MFS(R) Total Return........................ 1st $250 million        0.60%
                                            next $500 million       0.55%
                                            over $750 million       0.50%
MetLife Conservative Allocation............ all assets              0.10% (not including underlying
                                                                    portfolio expenses)
MetLife Conservative to Moderate Allocation all assets              0.10% (not including underlying
                                                                    portfolio expenses)
MetLife Moderate Allocation................ all assets              0.10% (not including underlying
                                                                    portfolio expenses)
MetLife Moderate to Aggressive Allocation.. all assets              0.10% (not including underlying
                                                                    portfolio expenses)
MetLife Aggressive Allocation.............. all assets              0.10% (not including underlying
                                                                    portfolio expenses)
Morgan Stanley EAFE(R) Index............... all assets              0.30%
BlackRock Diversified...................... 1st $500 million        0.50%
                                            next $500 million       0.45%
                                            over $1 billion         0.40%
Davis Venture Value........................ 1st $1 billion          0.75%
                                            for the next $1 billion 0.70%
                                            for over $3 billion     0.675%
FI Value Leaders........................... 1st $200 million        0.70%
                                            next $300 million       0.65%
                                            next $1.5 billion       0.60%
                                            over $2 billion         0.55%
Harris Oakmark Large Cap Value............. 1st $250 million        0.75%
                                            over $250 million       0.70%
BlackRock Large Cap Value.................. 1st $250 million        0.70%
                                            next $500 million       0.65%
                                            over $750 million       0.60%

                                          AVERAGE
                                         DAILY NET
 PORTFOLIO                           ASSET VALUE LEVELS ANNUAL PERCENTAGE RATE
 ----------------------------------- ------------------ ----------------------
 MetLife Stock Index................ all assets                 0.25%
 BlackRock Investment Trust......... 1st $500 million           0.55%
                                     next $500 million          0.50%
                                     over $1 billion            0.45%
 FI Large Cap....................... 1st $250 million           0.80%
                                     next $500 million          0.75%
                                     over $750 million          0.70%
 Jennison Growth.................... 1st $200 million           0.70%
                                     next $300 million          0.65%
                                     next $1.5 billion          0.60%
                                     over $2 billion            0.55%
 BlackRock Legacy Large Cap Growth.. 1st $1 billion             0.60%
                                     over $1 billion            0.65%
 T. Rowe Price Large Cap Growth..... 1st $50 million            0.65%
                                     over $50 million           0.60%
 Harris Oakmark Focused Value....... 1st $1 billion             0.75%
                                     over $1 billion            0.70%
 Neuberger Berman Mid Cap Value..... 1st $100 million           0.70%
                                     next $250 million          0.675%
                                     next $500 million          0.65%
                                     next $750 million          0.625%
                                     over $1.6 million          0.60%
 FI Mid Cap Opportunities........... 1st $100 million           0.75%
                                     next $400 million          0.70%
                                     over $500 million          0.65%
 MetLife Mid Cap Stock Index........ all assets                 0.25%
 BlackRock Aggressive Growth........ 1st $500 million           0.75%
                                     next $500 million          0.70%
                                     over $1 billion            0.65%
 BlackRock Strategic Value.......... 1st $500 million           0.85%
                                     next $500 million          0.80%
                                     over $1 billion            0.75%
 Loomis Sayles Small Cap............ 1st $500 million           0.90%
                                     over $500 million          0.85%
 Russell 2000(R) Index.............. all assets                 0.25%
 Franklin Templeton Small Cap Growth 1st $500 million           0.90%
                                     over $500 million          0.85%
 T. Rowe Price Small Cap Growth..... 1st $100 million           0.55%
                                     next $300 million          0.50%
                                     over $400 million          0.45%
 Oppenheimer Global Equity.......... 1st $50 million            0.90%
                                     next $50 million           0.55%
                                     next $400 million          0.50%
                                     over $500 million          0.475%
 FI International Stock............. 1st $500 million           0.86%
                                     next $500 million          0.80%
                                     over $1 billion            0.75%

   MetLife Advisers pays the following entities for providing services as sub-investment manager of the Metropolitan Fund Portfolio(s) indicated below. These fees are solely the responsibility of MetLife Advisers.

 SUB-INVESTMENT MANAGER                           PORTFOLIO(S)
 ---------------------------------  -----------------------------------------
 Metropolitan Life Insurance
   Company......................... MetLife Stock Index
                                    Lehman Brothers(R) Aggregate Bond Index
                                    Russell 2000(R) Index
                                    Morgan Stanley EAFE(R) Index
                                    MetLife Mid Cap Stock Index
 BlackRock Advisors, Inc........... BlackRock Aggressive Growth
                                    BlackRock Bond Income
                                    BlackRock Diversified
                                    BlackRock Investment Trust
                                    BlackRock Legacy Large Cap Growth
                                    BlackRock Large Cap Value
                                    BlackRock Money Market
                                    BlackRock Strategic Value
 Jennison Associates LLC........... Jennison Growth
 OppenheimerFunds, Inc............. Oppenheimer Global Equity
 T. Rowe Price Associates, Inc..... T. Rowe Price Small Cap Growth
                                    T. Rowe Price Large Cap Growth
 Harris Associates, L.P............ Harris Oakmark Large Cap Value
                                    Harris Oakmark Focused Value
 Neuberger Berman Management, Inc.. Neuberger Berman Mid Cap Value
 Franklin Advisers, Inc............ Franklin Templeton Small Cap Growth
 Western Asset Management Inc...... Western Asset Management U.S. Government
                                    Western Asset Management Strategic Bond
                                      Opportunities
 Massachusetts Financial Services
   Company......................... MFS(R) Total Return
 Davis Selected Advisors, L.P...... Davis Venture Value
 Loomis Sayles & Company, L.P...... Loomis Sayles Small Cap
 Fidelity Management & Research
   Company......................... FI Value Leaders
                                    FI Mid Cap Opportunities
                                    FI International Stock
                                    FI Large Cap

   MetLife Advisers has hired Standard & Poor's(R) Investment Advisory Services, LLC ("SPIAS") to provide research and consulting services with respect to the periodic asset allocation targets for the MetLife Conservative Allocation, the MetLife Conservative to Moderate Allocation, the MetLife Moderate Allocation, the MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios and to investments in the underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

                          MET INVESTORS ADVISORY LLC

   Met Investors Advisory LLC, a MetLife affiliate, the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of the Met Investors Fund Portfolios.

   As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory LLC receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:


PORTFOLIO                                                         ADVISORY FEE
--------------------------------------- ----------------------------------------------------------------
PIMCO Total Return Portfolio........... 0.50%
PIMCO Inflation Protected Bond
  Portfolio............................ 0.50%

RCM Global Technology Portfolio........ 0.90% of first $500 million of such assets plus
                                        0.85% of such assets over $500 million

T. Rowe Price Mid-Cap Growth Portfolio. 0.75%

MFS(R) Research International Portfolio 0.80% of first $200 million of such assets plus
                                        0.75% of such assets over $200 million up to $500 million plus
                                        0.70% of such assets over $500 million up to $1 billion plus
                                        0.65% of such assets over $1 billion

Lord Abbett Bond Debenture Portfolio... 0.60% of first $250 million of such assets plus
                                        0.55% of such assets over $250 million up to $500 million plus
                                        0.50% of such assets over $500 million up to $1 billion plus
                                        0.45% of such assets over $1 billion

Lazard Mid-Cap Portfolio............... 0.70% of first $500 million of such assets plus
                                        0.675% of such assets over $500 million plus up to $1 billion
                                        0.60% of such assets over $1 billion

Met/AIM Small Cap Growth Portfolio..... 0.90% of first $500 million of such assets plus
                                        0.85% of such assets over $500 million

Harris Oakmark International Portfolio. 0.85% of first $500 million of such assets plus
                                        0.80% of such assets over $500 million up to $1 billion plus
                                        0.75% of such assets over $1 billion

Janus Aggressive Growth Portfolio...... 0.75% of first $25 million of such assets plus
                                        0.70% of such assets over $25 million up to $250 million plus
                                        0.65% of such assets over $250 million up to $1 billion plus
                                        0.55% of such assets over $1 billion

Neuberger Berman Real Estate Portfolio. 0.70% of first $200 million of such assets plus
                                        0.65% of such assets over $200 million up to $750 million plus
                                        0.55% of such assets over $750 million

Oppenheimer Capital Appreciation....... 0.65% of first $150 million of such assets plus
                                        0.625% of such assets over $150 million up to $300 million plus
                                        0.60% of such assets over $300 million up to $500 million plus
                                        0.55% of such assets over $500 million
                                        when average monthly net assets exceed $1 billion, a discount of
                                        2.5% will be applied to the Portfolio's total conversion fees in that month

Legg Mason Value Equity Portfolio...... 0.70% of the first $350 million of such assets
                                        On the date such assets reach $350 million whether or not such assets remain above or below $350 million the fee schedule shall be:
                                        0.65 of the first $200 million of such assets plus
                                        0.63% of such assets over $200 million

Cyclical Growth ETF Portfolio.......... 0.45%

Cyclical Growth and Income ETF
  Portfolio............................ 0.45%


   Met Investors Advisory LLC pays each Met Investors Fund Portfolios' sub-investment manager a fee based on a percentage of the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory LLC.

   Massachusetts Financial Services Company is the investment manager to the MFS(R) Research International Portfolio. T. Rowe Price Associates, Inc. is the sub-investment manager to the T. Rowe Price Mid-Cap Growth Portfolio. Pacific Investment Management Company LLC is the investment manager to PIMCO Total Return Portfolio and the PIMCO Inflation Protected Bond Portfolio. RCM Capital Management LLC is the sub-investment manager to the RCM Global Technology Portfolio.


   Lord, Abbett & Co. is the sub-investment manager to the Lord Abbett Bond Debenture Portfolio. Harris Associates L.P. is the sub-investment manager to the Harris Oakmark International Portfolio. A I M Capital Management, Inc. is the sub-investment manager to the Met/AIM Small Cap Growth and the Met/AIM Mid Cap Core Equity Portfolios.

   Janus Capital Management LLC is the sub-investment manager to the Janus Aggressive Growth Portfolio.

   Neuberger Berman Management Incorporated is the sub-investment manager to the Neuberger Berman Real Estate Portfolio.

   Oppenheimer Funds, Inc. is the sub-investment manager to the Oppenheimer Capital Appreciation Portfolio.

   Legg Mason Capital Management, Inc is the sub-investment manager to the Legg Mason Value Equity Portfolio.

   Lazard Asset Management is the sub-investment manager to the Lazard Mid-Cap Portfolio.


   Gallatin Asset Management Inc. a wholly-owned subsidiary of A.G. Edwards, Inc. is the sub-investment manager to the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio.


                    CAPITAL RESEARCH AND MANAGEMENT COMPANY

   As compensation for its services, Capital Research and Management Company, the American Funds' investment manager, receives a monthly fee which is accrued daily, calculated at the annual rate of:

   AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: 0.80% of first $600 million of net assets, plus 0.74% on assets in excess of $600 million but not exceeding $1 billion, plus 0.70% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.67% on net assets in excess of $2 billion;

   AMERICAN FUNDS GROWTH FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1 billion, plus 0.42% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.37% on net assets greater than $2 billion but not exceeding $3 billion, plus 0.35% on net assets greater than $3 billion but not exceeding $5 billion, plus 0.33% on net assets greater than $5 billion but not exceeding $8 billion, plus 0.315% on net assets greater than $8 billion but not exceeding $13 billion, plus 0.30% on net assets greater than $13 billion but not exceeding $21 billion, plus 0.29% on net assets greater than $21 billion but not exceeding $27 billion, plus 0.285% on net assets in excess of $27 billion; and

   AMERICAN FUNDS GROWTH-INCOME FUND: 0.50% of first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4 billion, plus 0.285% on net assets greater than $4 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13 billion, plus 0.235% on net assets greater than $13 billion but not exceeding $17 billion, plus 0.23% on net assets greater greater than $17 billion but not exceeding $21 billion, plus 0.225% on net assets greater than $21 billion but not exceeding $27 billion, plus 0.222% on net assets in excess of $27 billion.

   AMERICAN FUNDS BOND FUND: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.36% on net assets in excess of $3.0 billion.

   The Metropolitan Fund, the Met Investors Fund and the American Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of the Preference Plus Select Prospectus.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time we advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market investment division, we state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500/TM/ Growth Index, the Russell(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000(R) Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator."


   Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an investment division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional Guaranteed Minimum Income Benefit issued in New York State) in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Account (or Money Market investment division) back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.


   An "Equity Generator Return" or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

   For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the

Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

   Accordingly, you have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                     ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever you elect to:

      a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more

                               TAXES-SIMPLE IRAS
                         ELIGIBILITY AND CONTRIBUTIONS

   To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

   If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.

   Note: The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increased the maximum annual contribution limits for SIMPLE IRA's and added an additional "catch-up" provision for taxpayers age 50 and above. For 2005, the maximum annual contribution limit was increased to $9,000.00 and participants 50 or older may contribute an additional $1,500. The table below shows the deductible amount for each year including the increase in the deductible amount for the 50+catch-up, as provided under EGTRRA. The contribution limits in excess of $6,000 as provided under EGTRRA are set to return to the pre-EGTRRA limits after 2010 unless further action is taken by Congress.

      FOR TAX YEARS         CONTRIBUTION LIMIT FOR       LIMIT FOR TAXPAYERS
      BEGINNING IN          TAXPAYERS UNDER AGE 50        AGE 50 AND OLDER
      -------------         ----------------------       -------------------
          2006                      $10,000                    $12,500
     and thereafter

   Note: the Contribution limit above will be adjusted for inflation in years after 2007.

   These contributions, not including the age 50+catch-up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below.

                 FOR TAXABLE YEARS
             BEGINNING IN CALENDAR YEAR  APPLICABLE DOLLAR LIMIT
             --------------------------  -----------------------
                2006 and thereafter              $15,000

   You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

   You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

                                   ROLLOVERS

   Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

   In order to be a tax-free rollover from your SIMPLE IRA, the money must generally be transferred into the new SIMPLE IRA (or Traditional IRA after two years) within 60 days of the distribution.

   The rollover is "tax-free" in that no income tax will be due on account of the distribution or transfer. The funds rolled over, in addition to any annual contributions made to the new IRA and any earnings thereon are ultimately taxed when they are distributed from the new IRA.

                       MINIMUM DISTRIBUTION REQUIREMENTS

   Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

                               INVESTOR CONTROL

   In some circumstances, contract owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the contract owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the contract owner of a Contract should not be treated as the contract owner of the separate account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent a contract owner of the Contract from being treated as the contract owner of the underlying separate account assets.

   NON-QUALIFIED AND ENHANCED NON-QUALIFIED INCOME ANNUITIES. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified by the Code). Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell the purchaser of an Income Annuity what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

                                 DIVERSIFICATION

   In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

                    CHANGES TO TAX RULES AND INTERPRETATIONS

   Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

  .   Possible taxation of transfers between investment divisions.

  . Possible taxation as if you were the owner of your portion of the Separate Account's assets.

  . Possible limits on the number of funding options available or the frequency of transfers among them.

   Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

   Taxable withdrawals (other than tax-free exchanges to other non-qualified deferred annuities) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

   Your Non-Qualified Deferred Annuity may be exchanged for another non-qualified deferred annuity without incurring Federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before the payments under an income annuity begins, we must make payment of your entire interest under the Annuity within five years of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Annuity, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.

   The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.





                        ACCUMULATION UNIT VALUES TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each investment division from year-end to year-end (except the highest possible and lowest possible mix which are in the prospectus).

                                TABLES GROUP I
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                     THE AMERICAN FUND CLASS 2 PORTFOLIOS


   Share Class E of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The accumulation unit values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Therefore, the accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Minimum Income Benefit, Optional Enhanced Guaranteed Minimum Income Benefit, Optional Guaranteed Withdrawal Benefit, Optional Lifetime Withdrawal Guarantee Benefit and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge.


                                TABLES GROUP II
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                       AMERICAN FUNDS CLASS 2 PORTFOLIOS


   Share Class B of the Metropolitan Fund and Met Investors Fund Portfolios was made available May 1, 2004. The accumulation unit values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Minimum Income Benefit, Optional Enhanced Guaranteed
Minimum Income Benefit, Optional Guaranteed Withdrawal Benefit, Optional Lifetime Withdrawal Guarantee Benefit and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge.

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.25 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.86      $ 13.54            0.00
                                                    2002     13.54        10.81      176,357.65
                                                    2003     10.81        16.37      793,521.46
                                                    2004     16.37        19.38      559,036.42
                                                    2005     19.38        23.94    1,993,369.67

American Funds Growth Division..................... 2001    126.65       114.77            0.00
                                                    2002    114.77        85.50      100,894.63
                                                    2003     85.50       115.34      484,308.87
                                                    2004    115.34       125.36      321,875.82
                                                    2005    125.36       143.50    1,076,810.53

American Funds Growth-Income Division.............. 2001     88.85        85.37            0.00
                                                    2002     85.37        68.74      127,625.35
                                                    2003     68.74        89.76      634,858.72
                                                    2004     89.76        95.72      337,328.74
                                                    2005     95.72        99.80    1,024,224.45

BlackRock Aggressive Growth Division/(c)/.......... 2001     37.91        35.78            0.00
                                                    2002     35.78        25.16       26,852.28
                                                    2003     25.16        34.93      154,691.04
                                                    2004     34.93        38.91      216,073.56
                                                    2005     38.91        42.48      199,283.86

BlackRock Bond Income Division/(a)/................ 2001     42.17        43.36            0.00
                                                    2002     43.36        46.31      207,477.01
                                                    2003     46.31        48.33      536,896.98
                                                    2004     48.33        49.77      757,818.00
                                                    2005     49.77        50.26      745,485.37

BlackRock Diversified Division/(c)/................ 2001     37.99        37.06            0.00
                                                    2002     37.06        31.50      212,999.18
                                                    2003     31.50        37.46      752,001.31
                                                    2004     37.46        40.06    1,234,083.04
                                                    2005     40.06        40.73    1,155,328.40

BlackRock Investment Trust Division/(c)/........... 2001     72.49        67.70            0.00
                                                    2002     67.70        49.33       79,863.05
                                                    2003     49.33        63.36      303,829.18
                                                    2004     63.36        69.27      418,586.06
                                                    2005     69.27        70.77      379,976.69

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.93       62,035.81
                                                    2003      7.93        10.60      462,050.50
                                                    2004     10.60        11.87      908,349.10
                                                    2005     11.87        12.39      886,967.70

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $23.28       $23.18       24,871.02
                                                  2004     23.18        23.09      191,283.32
                                                  2005     23.09        23.42      142,355.22

BlackRock Strategic Value Division/(c)/.......... 2001     14.24        14.01            0.00
                                                  2002     14.01        10.86      796,790.61
                                                  2003     10.86        16.08    2,552,703.05
                                                  2004     16.08        18.29    4,104,591.02
                                                  2005     18.29        18.78    3,853,381.72

Davis Venture Value Division/(c)/................ 2001     27.45        26.73            0.00
                                                  2002     26.73        22.03      115,244.86
                                                  2003     22.03        28.44      448,782.09
                                                  2004     28.44        31.50      943,883.17
                                                  2005     31.50        34.26    1,082,320.11

FI International Stock Division/(c)/............. 2001     12.45        11.64            0.00
                                                  2002     11.64         9.47      178,292.61
                                                  2003      9.47        11.96      635,794.86
                                                  2004     11.96        13.94      771,378.37
                                                  2005     13.94        16.22      827,888.51

FI Mid Cap Opportunities Division/(h)/........... 2001     18.33        15.78            0.00
                                                  2002     15.78        11.04      147,252.83
                                                  2003     11.04        14.68      490,905.38
                                                  2004     14.68        16.96    1,349,674.49
                                                  2005     16.96        17.87    1,259,761.54

FI Value Leaders Division/(d)/................... 2002     23.04        18.98       11,626.22
                                                  2003     18.98        23.76      129,119.95
                                                  2004     23.76        26.65      223,572.04
                                                  2005     26.65        29.09      282,379.76

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.18         8.80            0.00
                                                  2002      8.80         6.27      139,794.65
                                                  2003      6.27         8.96      528,179.62
                                                  2004      8.96         9.84      750,510.25
                                                  2005      9.84        10.16      695,707.18

Harris Oakmark Focused Value Division/(c)/....... 2001     25.72        26.62            0.00
                                                  2002     26.62        23.93      320,020.25
                                                  2003     23.93        31.30    1,040,971.04
                                                  2004     31.30        33.93    1,617,109.79
                                                  2005     33.93        36.80    1,628,972.80

Harris Oakmark International Division/(d)/....... 2002     10.60         8.85       26,567.87
                                                  2003      8.85        11.81      324,128.40
                                                  2004     11.81        14.08      967,386.26
                                                  2005     14.08        15.89    1,339,210.21

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.70        11.54            0.00
                                                  2002     11.54         9.77      842,299.12
                                                  2003      9.77        12.09    2,688,090.95
                                                  2004     12.09        13.29    4,009,979.73
                                                  2005     13.29        12.92    3,945,338.47

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Janus Aggressive Growth Division/(e)/................ 2001    $ 8.87       $ 7.75            0.00
                                                      2002      7.75         5.30      121,621.58
                                                      2003      5.30         6.80      310,403.07
                                                      2004      6.80         7.30      392,106.14
                                                      2005      7.30         8.19      417,097.50

Jennison Growth Division............................. 2001      5.40         4.93            0.00
                                                      2002      4.93         3.46      205,815.65
                                                      2003      3.46         4.29      639,387.86
                                                      2004      4.29         4.44      731,995.26
                                                      2005      4.44         4.94      723,683.86

Lazard Mid-Cap Division/(d)/......................... 2002     11.40         9.69       60,166.49
                                                      2003      9.69        12.09      396,340.58
                                                      2004     12.09        13.67      619,345.68
                                                      2005     13.67        14.61      587,800.90

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.23        11.46            0.00
                                                      2002     11.46        12.45    1,271,700.30
                                                      2003     12.45        12.72    5,134,183.52
                                                      2004     12.72        13.06    8,999,457.29
                                                      2005     13.06        13.16    8,533,403.02

Loomis Sayles Small Cap Division/(c)/................ 2001     23.20        22.72            0.00
                                                      2002     22.72        17.58       30,590.67
                                                      2003     17.58        23.67      113,829.25
                                                      2004     23.67        27.16      178,336.28
                                                      2005     27.16        28.64      236,648.77

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.83        10.58            0.00
                                                      2002     10.58        10.57      108,830.52
                                                      2003     10.57        12.45      906,935.62
                                                      2004     12.45        13.31    1,418,152.43
                                                      2005     13.31        13.36    1,404,653.05

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.24         8.50       46,307.54
                                                      2003      8.50        11.68      213,981.76
                                                      2004     11.68        12.29      362,439.31
                                                      2005     12.29        13.16      348,954.53

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.44        10.34            0.00
                                                      2002     10.34         8.68      570,356.88
                                                      2003      8.68        11.55    2,466,067.51
                                                      2004     11.55        13.22    2,674,970.32
                                                      2005     13.22        14.64    2,583,753.41

MetLife Stock Index Division/(c)/.................... 2001     38.76        36.62            0.00
                                                      2002     36.62        28.06      444,695.20
                                                      2003     28.06        35.46    2,189,805.85
                                                      2004     35.46        38.66    4,375,880.34
                                                      2005     38.66        39.89    4,174,789.79

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MFS(R) Investors Trust Division/(c)/........ 2001    $ 8.75       $ 8.32            0.00
                                             2002      8.32         6.56       73,963.77
                                             2003      6.56         7.87      308,442.38
                                             2004      7.87         8.65      519,685.45
                                             2005      8.65         9.15      543,667.98

MFS(R) Research International Division/(c)/. 2001      9.02         8.38            0.00
                                             2002      8.38         7.31      128,885.57
                                             2003      7.31         9.54      378,131.36
                                             2004      9.54        11.28      529,237.61
                                             2005     11.28        12.98      577,046.26

MFS(R) Total Return Division/(c)/........... 2004     37.71        41.05      119,277.39
                                             2005     41.05        41.69      328,191.42

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.42         8.65            0.00
                                             2002      8.65         7.12      634,864.59
                                             2003      7.12         9.65    3,114,501.40
                                             2004      9.65        11.39    3,602,166.40
                                             2005     11.39        12.71    3,317,221.36

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.44        15.13            0.00
                                             2002     15.13        13.49      222,971.85
                                             2003     13.49        18.18      832,486.66
                                             2004     18.18        22.04    1,810,459.47
                                             2005     22.04        24.40    2,105,952.17

Oppenheimer Global Equity Division/(c)/..... 2001     13.02        12.28            0.00
                                             2002     12.28        10.17      112,537.60
                                             2003     10.17        13.10      406,709.15
                                             2004     13.10        15.03      550,723.24
                                             2005     15.03        17.23      651,568.46

PIMCO Total Return/(c)/..................... 2001     10.25        10.45            0.00
                                             2002     10.45        11.29    1,551,710.35
                                             2003     11.29        11.65    4,544,053.32
                                             2004     11.65        12.08    5,804,502.80
                                             2005     12.08        12.21    5,682,275.41

RCM Global Technology Division/(c)/......... 2001      7.05         6.10            0.00
                                             2002      6.10         2.97      203,039.18
                                             2003      2.97         4.62    1,637,949.51
                                             2004      4.62         4.37    2,443,480.52
                                             2005      4.37         4.80    2,087,513.19

Russell 2000(R) Index Division/(c)/......... 2001     12.07        12.02            0.00
                                             2002     12.02         9.43      325,845.30
                                             2003      9.43        13.60    1,535,666.47
                                             2004     13.60        15.78    1,766,547.81
                                             2005     15.78        16.27    1,664,179.07

T. Rowe Price Large Cap Growth Division/(c)/ 2001     11.70        11.57            0.00
                                             2002     11.57         8.76      192,844.11
                                             2003      8.76        11.30      794,026.43
                                             2004     11.30        12.25    1,219,617.60
                                             2005     12.25        12.88    1,225,277.14

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001    $ 8.64       $ 8.26            0.00
                                                      2002      8.26         4.56      160,883.93
                                                      2003      4.56         6.17      921,458.24
                                                      2004      6.17         7.19    1,640,762.91
                                                      2005      7.19         8.14    1,659,153.46

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.35        12.17            0.00
                                                      2002     12.17         8.80      104,912.42
                                                      2003      8.80        12.22      500,675.63
                                                      2004     12.22        13.40      771,778.83
                                                      2005     13.40        14.66      761,468.45

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.73        16.05            0.00
                                                      2002     16.05        17.34      206,607.47
                                                      2003     17.34        19.26    1,097,298.95
                                                      2004     19.26        20.26    1,832,959.07
                                                      2005     20.26        20.54    1,977,911.29

Western Asset Management U.S Government Division/(c)/ 2001     14.63        14.93            0.00
                                                      2002     14.93        15.87      884,065.72
                                                      2003     15.87        15.91    1,650,276.43
                                                      2004     15.91        16.16    1,751,365.92
                                                      2005     16.16        16.21    1,688,272.27

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.45 SEPARATE ACCOUNT CHARGE

                                                BEGINNING OF                           NUMBER OF
                                                    YEAR     END OF YEAR              ACCUMULATION
                                                ACCUMULATION ACCUMULATION # OF UNITS  UNITS END OF
FUND NAME                                  YEAR  UNIT VALUE   UNIT VALUE    (CALC)        YEAR
---------                                  ---- ------------ ------------ ----------- ------------
American Funds Global Small Capitalization
  Division................................ 2001   $ 13.77      $ 13.45              0        0.00
                                           2002     13.45        10.71              0        0.00
                                           2003     10.71        16.18     107784.552  107,784.55
                                           2004     16.18        19.13    140092.4488  140,092.44
                                           2005     19.13        23.57    422435.6097  422,435.60

American Funds Growth Division............ 2001    122.35       110.79              0        0.00
                                           2002    110.79        82.36              0        0.00
                                           2003     82.36       110.90     46696.3614   46,696.36
                                           2004    110.90       120.23    59830.80582   59,830.80
                                           2005    120.23       137.35    192657.0567  192,657.05

American Funds Growth-Income Division..... 2001     85.84        82.40              0        0.00
                                           2002     82.40        66.22              0        0.00
                                           2003     66.22        86.30     59813.8938   59,813.89
                                           2004     86.30        91.80    72778.03697   72,778.03
                                           2005     91.80        95.52    188347.3253  188,347.32

BlackRock Aggressive Growth Division/(c)/. 2001     36.92        34.81              0        0.00
                                           2002     34.81        24.43              0        0.00
                                           2003     24.43        33.85    24635.07908   24,635.07
                                           2004     33.85        37.63    47882.75612   47,882.75
                                           2005     37.63        41.00    45689.14042   45,689.14

BlackRock Bond Income Division/(a)/....... 2001     40.67        41.78              0        0.00
                                           2002     41.78        44.53              0        0.00
                                           2003     44.53        46.39    35414.49215   35,414.49
                                           2004     46.39        47.68    70112.32368   70,112.32
                                           2005     47.68        48.05    74904.06068   74,904.06

BlackRock Diversified Division/(c)/....... 2001     36.87        35.93              0        0.00
                                           2002     35.93        30.48              0        0.00
                                           2003     30.48        36.17    63226.55125   63,226.55
                                           2004     36.17        38.60    136889.7306  136,889.73
                                           2005     38.60        39.17    133601.4941  133,601.49

BlackRock Investment Trust Division/(c)/.. 2001     69.91        65.23              0        0.00
                                           2002     65.23        47.44              0        0.00
                                           2003     47.44        60.81     21946.1241   21,946.12
                                           2004     60.81        66.35     43113.6053   43,113.60
                                           2005     66.35        67.65    37748.49505   37,748.49

BlackRock Large Cap Value Division/(d)/... 2002     10.00         7.92              0        0.00
                                           2003      7.92        10.57    95061.21958   95,061.21
                                           2004     10.57        11.80    180805.0976  180,805.09
                                           2005     11.80        12.30    160449.5667  160,449.56

                                                BEGINNING OF                           NUMBER OF
                                                    YEAR     END OF YEAR              ACCUMULATION
                                                ACCUMULATION ACCUMULATION # OF UNITS  UNITS END OF
FUND NAME                                  YEAR  UNIT VALUE   UNIT VALUE    (CALC)        YEAR
---------                                  ---- ------------ ------------ ----------- ------------
BlackRock Money Market Division........... 2003    $22.39       $22.26    6556.584158    6,556.58
                                           2004     22.26        22.12    28818.00598   28,818.00
                                           2005     22.12        22.40    25847.59585   25,847.59

BlackRock Strategic Value Division/(c)/... 2001     14.21        13.96              0        0.00
                                           2002     13.96        10.80              0        0.00
                                           2003     10.80        15.97    251687.6532  251,687.65
                                           2004     15.97        18.12    499178.9857  499,178.98
                                           2005     18.12        18.57    449154.4484  449,154.44

Davis Venture Value Division/(c)/......... 2001     27.09        26.35              0        0.00
                                           2002     26.35        21.67              0        0.00
                                           2003     21.67        27.93    30312.18064   30,312.18
                                           2004     27.93        30.86      103247.88  103,247.87
                                           2005     30.86        33.51    107349.4436  107,349.44

FI International Stock Division/(c)/...... 2001     12.19        11.40              0        0.00
                                           2002     11.40         9.25              0        0.00
                                           2003      9.25        11.66    34399.88013   34,399.88
                                           2004     11.66        13.57    71716.66856   71,716.66
                                           2005     13.57        15.75    113878.4322  113,878.43

FI Mid Cap Opportunities Division/(h)/.... 2001     18.16        15.63              0        0.00
                                           2002     15.63        10.91              0        0.00
                                           2003     10.91        14.48    27218.83202   27,218.83
                                           2004     14.48        16.69    144473.1559  144,473.15
                                           2005     16.69        17.56    136671.2983  136,671.29

FI Value Leaders Division/(d)/............ 2002     22.63        18.62              0        0.00
                                           2003     18.62        23.26    7003.774064    7,003.77
                                           2004     23.26        26.04    28986.63115   28,986.63
                                           2005     26.04        28.37    40391.30416   40,391.30

Franklin Templeton Small Cap Growth
  Division/(c)/........................... 2001      9.17         8.79              0        0.00
                                           2002      8.79         6.25              0        0.00
                                           2003      6.25         8.91    63963.08465   63,963.08
                                           2004      8.91         9.77    106338.3143  106,338.31
                                           2005      9.77        10.06    78553.10854   78,553.10

Harris Oakmark Focused Value Division/(c)/ 2001     25.30        26.16              0        0.00
                                           2002     26.16        23.47              0        0.00
                                           2003     23.47        30.64    95044.25667   95,044.25
                                           2004     30.64        33.14    185134.8802  185,134.88
                                           2005     33.14        35.88    173787.7916  173,787.79

Harris Oakmark International Division/(d)/ 2002     10.59         8.83              0        0.00
                                           2003      8.83        11.76     23418.8002   23,418.80
                                           2004     11.76        13.99    157295.5142  157,295.51
                                           2005     13.99        15.76    151139.3106  151,139.31

Harris Oakmark Large Cap Value
  Division/(c)/........................... 2001     11.64        11.47              0        0.00
                                           2002     11.47         9.69              0        0.00
                                           2003      9.69        11.97    214996.5073  214,996.50
                                           2004     11.97        13.13    448372.1654  448,372.16
                                           2005     13.13        12.74      452608.06  452,608.05

                                               BEGINNING OF                           NUMBER OF
                                                   YEAR     END OF YEAR              ACCUMULATION
                                               ACCUMULATION ACCUMULATION # OF UNITS  UNITS END OF
FUND NAME                                 YEAR  UNIT VALUE   UNIT VALUE    (CALC)        YEAR
---------                                 ---- ------------ ------------ ----------- ------------
Janus Aggressive Growth Division/(e)/.... 2001    $ 8.86       $ 7.74              0        0.00
                                          2002      7.74         5.29              0        0.00
                                          2003      5.29         6.77     12502.9282   12,502.92
                                          2004      6.77         7.24    26758.73759   26,758.73
                                          2005      7.24         8.12    39423.38155   39,423.38

Jennison Growth Division................. 2001      5.39         4.91              0        0.00
                                          2002      4.91         3.44              0        0.00
                                          2003      3.44         4.26    32610.53054   32,610.53
                                          2004      4.26         4.40    57580.19949   57,580.19
                                          2005      4.40         4.88    52167.37474   52,167.37

Lazard Mid-Cap Division/(d)/............. 2002     11.39         9.67              0        0.00
                                          2003      9.67        12.04    58322.52466   58,322.52
                                          2004     12.04        13.58    98196.55135   98,196.55
                                          2005     13.58        14.49    94316.75118   94,316.75

Lehman Brothers(R) Aggregate Bond Index
  Division/(c)/.......................... 2001     11.17        11.38              0        0.00
                                          2002     11.38        12.35              0        0.00
                                          2003     12.35        12.59    337928.7223  337,928.72
                                          2004     12.59        12.90    909684.2482  909,684.24
                                          2005     12.90        12.97    875676.0784  875,676.07

Loomis Sayles Small Cap Division/(c)/.... 2001     22.87        22.38              0        0.00
                                          2002     22.38        17.28              0        0.00
                                          2003     17.28        23.21    9515.413744    9,515.41
                                          2004     23.21        26.59    23017.07444   23,017.07
                                          2005     26.59        27.98    25835.24948   25,835.24

Lord Abbett Bond Debenture Division/(b)/. 2001     10.74        10.47              0        0.00
                                          2002     10.47        10.44              0        0.00
                                          2003     10.44        12.29    109251.7022  109,251.70
                                          2004     12.29        13.11    186732.7633  186,732.76
                                          2005     13.11        13.13    175765.8046  175,765.80

Met/AIM Small Cap Growth Division/(d)/... 2002     11.22         8.48              0        0.00
                                          2003      8.48        11.62    28663.89679   28,663.89
                                          2004     11.62        12.21    62374.40561   62,374.40
                                          2005     12.21        13.05    55127.14982   55,127.14

MetLife Mid Cap Stock Index Division/(c)/ 2001     10.42        10.31              0        0.00
                                          2002     10.31         8.63              0        0.00
                                          2003      8.63        11.47    178510.9019  178,510.90
                                          2004     11.47        13.10    300664.6594  300,664.65
                                          2005     13.10        14.48    294439.0635  294,439.06

MetLife Stock Index Division/(c)/........ 2001     37.89        35.77              0        0.00
                                          2002     35.77        27.35              0        0.00
                                          2003     27.35        34.51    162077.3242  162,077.32
                                          2004     34.51        37.54    465903.2545  465,903.25
                                          2005     37.54        38.66     440477.423  440,477.42

                                                 BEGINNING OF                           NUMBER OF
                                                     YEAR     END OF YEAR              ACCUMULATION
                                                 ACCUMULATION ACCUMULATION # OF UNITS  UNITS END OF
FUND NAME                                   YEAR  UNIT VALUE   UNIT VALUE    (CALC)        YEAR
---------                                   ---- ------------ ------------ ----------- ------------
MFS(R) Investors Trust Division/(c)/....... 2001    $ 8.71       $ 8.28              0        0.00
                                            2002      8.28         6.51              0        0.00
                                            2003      6.51         7.79     14467.3141   14,467.31
                                            2004      7.79         8.55    47907.97392   47,907.97
                                            2005      8.55         9.02    86692.72772   86,692.72

MFS(R) Research International Division/(c)/ 2001      9.01         8.38              0        0.00
                                            2002      8.38         7.30              0        0.00
                                            2003      7.30         9.50    25599.55982   25,599.55
                                            2004      9.50        11.21    70828.12407   70,828.12
                                            2005     11.21        12.87    94222.73041   94,222.73

MFS(R) Total Return Division/(c)/.......... 2004     36.45        39.62    17149.94177   17,149.94
                                            2005     39.62        40.16    50509.77586   50,509.77

Morgan Stanley EAFE(R) Index Division/(c)/. 2001      9.37         8.59              0        0.00
                                            2002      8.59         7.06              0        0.00
                                            2003      7.06         9.55    213668.0424  213,668.04
                                            2004      9.55        11.25    429594.3689  429,594.36
                                            2005     11.25        12.53    414334.0035  414,334.00

Neuberger Berman Mid Cap Value
  Division/(c)/............................ 2001     15.35        15.04              0        0.00
                                            2002     15.04        13.38              0        0.00
                                            2003     13.38        17.99    76319.02245   76,319.02
                                            2004     17.99        21.77    251133.2851  251,133.28
                                            2005     21.77        24.05     281027.933  281,027.93

Oppenheimer Global Equity Division/(c)/.... 2001     12.90        12.16              0        0.00
                                            2002     12.16        10.06              0        0.00
                                            2003     10.06        12.92    32601.95779   32,601.95
                                            2004     12.92        14.79    59343.76124   59,343.76
                                            2005     14.79        16.93    65372.72386   65,372.72

PIMCO Total Return/(c)/.................... 2001     10.24        10.43              0        0.00
                                            2002     10.43        11.25              0        0.00
                                            2003     11.25        11.58    384622.0248  384,622.02
                                            2004     11.58        11.99    650652.4952  650,652.49
                                            2005     11.99        12.09    722177.3262  722,177.32

RCM Global Technology Division/(c)/........ 2001      7.05         6.09              0        0.00
                                            2002      6.09         2.96              0        0.00
                                            2003      2.96         4.60    222773.9714  222,773.97
                                            2004      4.60         4.34    334452.6274  334,452.62
                                            2005      4.34         4.75    289437.1532  289,437.15

Russell 2000(R) Index Division/(c)/........ 2001     12.01        11.95              0        0.00
                                            2002     11.95         9.35              0        0.00
                                            2003      9.35        13.46    119112.3471  119,112.34
                                            2004     13.46        15.59     225634.057  225,634.05
                                            2005     15.59        16.04    207349.6598  207,349.65

                                                BEGINNING OF                           NUMBER OF
                                                    YEAR     END OF YEAR              ACCUMULATION
                                                ACCUMULATION ACCUMULATION # OF UNITS  UNITS END OF
FUND NAME                                  YEAR  UNIT VALUE   UNIT VALUE    (CALC)        YEAR
---------                                  ---- ------------ ------------ ----------- ------------
T. Rowe Price Large Cap Growth
  Division/(c)/........................... 2001    $11.64       $11.50              0        0.00
                                           2002     11.50         8.69              0        0.00
                                           2003      8.69        11.19    69718.44376   69,718.44
                                           2004     11.19        12.11    127519.8423  127,519.84
                                           2005     12.11        12.70    128655.9115  128,655.91

T. Rowe Price Mid-Cap Growth Division/(c)/ 2001      8.64         8.25              0        0.00
                                           2002      8.25         4.55              0        0.00
                                           2003      4.55         6.13    47071.95008   47,071.95
                                           2004      6.13         7.14    192193.8706  192,193.87
                                           2005      7.14         8.06    243026.4277  243,026.42

T. Rowe Price Small Cap Growth
  Division/(c)/........................... 2001     12.24        12.05              0        0.00
                                           2002     12.05         8.69              0        0.00
                                           2003      8.69        12.05    37571.37672   37,571.37
                                           2004     12.05        13.19    72976.35019   72,976.35
                                           2005     13.19        14.41    82879.59691   82,879.59

Western Asset Management Strategic Bond
  Opportunities Division/(c)/............. 2001     15.52        15.83              0        0.00
                                           2002     15.83        17.06              0        0.00
                                           2003     17.06        18.91    88203.94922   88,203.94
                                           2004     18.91        19.85    253519.4381  253,519.43
                                           2005     19.85        20.09    288847.5462  288,847.54

Western Asset Management U.S Government
  Division/(c)/........................... 2001     14.43        14.72              0        0.00
                                           2002     14.72        15.61              0        0.00
                                           2003     15.61        15.63    57331.18435   57,331.18
                                           2004     15.63        15.83    142372.6595  142,372.65
                                           2005     15.83        15.85     165505.996  165,505.99

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.50 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.75      $ 13.42          0.00
                                                    2002     13.42        10.68     32,019.34
                                                    2003     10.68        16.14     85,398.57
                                                    2004     16.14        19.06     11,997.08
                                                    2005     19.06        23.48     31,614.64

American Funds Growth Division..................... 2001    121.23       109.75          0.00
                                                    2002    109.75        81.55     16,230.12
                                                    2003     81.55       109.74     58,503.83
                                                    2004    109.74       118.98      7,893.55
                                                    2005    118.98       135.85     22,647.91

American Funds Growth-Income Division.............. 2001     85.05        81.63          0.00
                                                    2002     81.63        65.56     26,270.23
                                                    2003     65.56        85.41     68,725.41
                                                    2004     85.41        90.85      7,525.57
                                                    2005     90.85        94.48     18,899.21

BlackRock Aggressive Growth Division/(c)/.......... 2001     36.68        34.57          0.00
                                                    2002     34.57        24.25      2,205.03
                                                    2003     24.25        33.59     13,521.08
                                                    2004     33.59        37.32     13,940.22
                                                    2005     37.32        40.64     13,270.58

BlackRock Bond Income Division/(a)/................ 2001     40.30        41.40          0.00
                                                    2002     41.40        44.10     49,047.68
                                                    2003     44.10        45.92     73,820.33
                                                    2004     45.92        47.17     75,491.45
                                                    2005     47.17        47.51     62,562.45

BlackRock Diversified Division/(c)/................ 2001     36.59        35.65          0.00
                                                    2002     35.65        30.23     22,516.66
                                                    2003     30.23        35.85     86,986.27
                                                    2004     35.85        38.25     81,027.13
                                                    2005     38.25        38.79     67,148.30

BlackRock Investment Trust Division/(c)/........... 2001     69.28        64.63          0.00
                                                    2002     64.63        46.98     17,213.09
                                                    2003     46.98        60.19     36,210.83
                                                    2004     60.19        65.64     37,496.53
                                                    2005     65.64        66.89     30,776.69

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.91      7,077.93
                                                    2003      7.91        10.56     38,323.74
                                                    2004     10.56        11.79     74,675.57
                                                    2005     11.79        12.27     63,527.67

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $22.17       $22.03           0.29
                                                  2004     22.03        21.88           0.00
                                                  2005     21.88        22.15           0.00

BlackRock Strategic Value Division/(c)/.......... 2001     14.20        13.95           0.00
                                                  2002     13.95        10.79     157,228.27
                                                  2003     10.79        15.94     281,458.32
                                                  2004     15.94        18.08     324,910.05
                                                  2005     18.08        18.52     276,821.58

Davis Venture Value Division/(c)/................ 2001     26.99        26.26           0.00
                                                  2002     26.26        21.58      20,393.14
                                                  2003     21.58        27.80      67,574.71
                                                  2004     27.80        30.71      88,324.73
                                                  2005     30.71        33.32      93,290.01

FI International Stock Division/(c)/............. 2001     12.13        11.34           0.00
                                                  2002     11.34         9.20      37,654.63
                                                  2003      9.20        11.59      83,923.39
                                                  2004     11.59        13.47      80,449.46
                                                  2005     13.47        15.64      74,019.49

FI Mid Cap Opportunities Division/(h)/........... 2001     18.12        15.59           0.00
                                                  2002     15.59        10.88      22,430.00
                                                  2003     10.88        14.43      52,317.71
                                                  2004     14.43        16.63     121,218.28
                                                  2005     16.63        17.48     104,969.16

FI Value Leaders Division/(d)/................... 2002     22.53        18.53         223.05
                                                  2003     18.53        23.14      13,791.50
                                                  2004     23.14        25.88      13,941.77
                                                  2005     25.88        28.18      20,535.34

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.17         8.79           0.00
                                                  2002      8.79         6.25      11,663.67
                                                  2003      6.25         8.90      40,149.06
                                                  2004      8.90         9.75      46,339.50
                                                  2005      9.75        10.04      35,241.03

Harris Oakmark Focused Value Division/(c)/....... 2001     25.19        26.05           0.00
                                                  2002     26.05        23.35      61,782.22
                                                  2003     23.35        30.47     126,748.23
                                                  2004     30.47        32.95     142,365.16
                                                  2005     32.95        35.65     132,410.14

Harris Oakmark International Division/(d)/....... 2002     10.59         8.82       1,624.24
                                                  2003      8.82        11.75      22,986.28
                                                  2004     11.75        13.97      64,678.33
                                                  2005     13.97        15.72      90,841.07

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.62        11.45           0.00
                                                  2002     11.45         9.67     157,233.62
                                                  2003      9.67        11.94     374,576.28
                                                  2004     11.94        13.09     381,446.78
                                                  2005     13.09        12.69     370,944.59

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Janus Aggressive Growth Division/(e)/................ 2001    $ 8.86       $ 7.74           0.00
                                                      2002      7.74         5.28      10,865.55
                                                      2003      5.28         6.76      13,831.86
                                                      2004      6.76         7.23      14,051.04
                                                      2005      7.23         8.10      11,590.10

Jennison Growth Division............................. 2001      5.38         4.91           0.00
                                                      2002      4.91         3.43      45,343.63
                                                      2003      3.43         4.25      79,960.85
                                                      2004      4.25         4.39      75,497.51
                                                      2005      4.39         4.87      66,299.15

Lazard Mid-Cap Division/(d)/......................... 2002     11.39         9.66       4,191.09
                                                      2003      9.66        12.03      33,152.01
                                                      2004     12.03        13.56      31,103.06
                                                      2005     13.56        14.46      22,140.83

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.15        11.37           0.00
                                                      2002     11.37        12.32     225,577.36
                                                      2003     12.32        12.56     489,599.55
                                                      2004     12.56        12.86     655,019.23
                                                      2005     12.86        12.92     602,654.35

Loomis Sayles Small Cap Division/(c)/................ 2001     22.78        22.29           0.00
                                                      2002     22.29        17.21       5,404.06
                                                      2003     17.21        23.10      13,258.14
                                                      2004     23.10        26.45      22,106.95
                                                      2005     26.45        27.82      22,775.37

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.71        10.45           0.00
                                                      2002     10.45        10.41      22,289.80
                                                      2003     10.41        12.24     162,905.90
                                                      2004     12.24        13.06     169,809.79
                                                      2005     13.06        13.07     145,143.27

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.22         8.48       5,135.49
                                                      2003      8.48        11.61      21,224.05
                                                      2004     11.61        12.19      25,847.06
                                                      2005     12.19        13.03      21,235.25

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.42        10.30           0.00
                                                      2002     10.30         8.62      78,973.23
                                                      2003      8.62        11.45     223,014.58
                                                      2004     11.45        13.07     190,838.70
                                                      2005     13.07        14.44     176,794.28

MetLife Stock Index Division/(c)/.................... 2001     37.68        35.56           0.00
                                                      2002     35.56        27.18      73,429.97
                                                      2003     27.18        34.27     232,487.84
                                                      2004     34.27        37.27     334,555.05
                                                      2005     37.27        38.36     301,810.28

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MFS(R) Investors Trust Division/(c)/........ 2001    $ 8.70       $ 8.27           0.00
                                             2002      8.27         6.50      45,626.76
                                             2003      6.50         7.78      49,778.26
                                             2004      7.78         8.52      63,412.17
                                             2005      8.52         8.99      48,904.31

MFS(R) Research International Division/(c)/. 2001      9.01         8.36           0.00
                                             2002      8.36         7.28      14,134.50
                                             2003      7.28         9.47      40,564.90
                                             2004      9.47        11.17      40,356.36
                                             2005     11.17        12.82      50,325.80

MFS(R) Total Return Division/(c)/........... 2004     36.14        39.27       3,841.22
                                             2005     39.27        39.79      19,800.66

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.35         8.58           0.00
                                             2002      8.58         7.04     103,380.86
                                             2003      7.04         9.53     300,308.08
                                             2004      9.53        11.21     279,646.40
                                             2005     11.21        12.49     240,656.92

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.33        15.01           0.00
                                             2002     15.01        13.35      39,868.38
                                             2003     13.35        17.94      98,355.96
                                             2004     17.94        21.70     139,529.27
                                             2005     21.70        23.96     162,780.19

Oppenheimer Global Equity Division/(c)/..... 2001     12.87        12.14           0.00
                                             2002     12.14        10.03      12,043.68
                                             2003     10.03        12.88      48,580.88
                                             2004     12.88        14.73      50,623.96
                                             2005     14.73        16.85      84,323.91

PIMCO Total Return/(c)/..................... 2001     10.24        10.43           0.00
                                             2002     10.43        11.24     192,230.30
                                             2003     11.24        11.56     457,793.39
                                             2004     11.56        11.97     448,711.92
                                             2005     11.97        12.06     437,621.91

RCM Global Technology Division/(c)/......... 2001      7.04         6.08           0.00
                                             2002      6.08         2.96      33,839.41
                                             2003      2.96         4.59     204,467.46
                                             2004      4.59         4.33     218,860.34
                                             2005      4.33         4.74     183,127.85

Russell 2000(R) Index Division/(c)/......... 2001     11.99        11.93           0.00
                                             2002     11.93         9.33      47,437.21
                                             2003      9.33        13.42     152,903.89
                                             2004     13.42        15.54     159,019.77
                                             2005     15.54        15.99     134,767.43

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/......... 2001    $11.62       $11.48           0.00
                                                      2002     11.48         8.67      46,957.26
                                                      2003      8.67        11.16     112,546.54
                                                      2004     11.16        12.07     145,216.04
                                                      2005     12.07        12.65     127,320.85

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.63         8.25           0.00
                                                      2002      8.25         4.54      49,683.45
                                                      2003      4.54         6.12      95,673.83
                                                      2004      6.12         7.12     149,231.13
                                                      2005      7.12         8.04     151,849.44

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.22        12.02           0.00
                                                      2002     12.02         8.67      22,446.79
                                                      2003      8.67        12.01      65,089.51
                                                      2004     12.01        13.14      90,183.89
                                                      2005     13.14        14.34      86,962.24

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.47        15.77           0.00
                                                      2002     15.77        16.99      47,849.94
                                                      2003     16.99        18.83     135,043.24
                                                      2004     18.83        19.75     134,643.80
                                                      2005     19.75        19.98     156,504.38

Western Asset Management U.S Government Division/(c)/ 2001     14.39        14.67           0.00
                                                      2002     14.67        15.55     142,366.92
                                                      2003     15.55        15.55     181,326.65
                                                      2004     15.55        15.75     166,629.20
                                                      2005     15.75        15.76     164,780.37

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.60 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.70      $ 13.37           0.00
                                                    2002     13.37        10.63      50,260.05
                                                    2003     10.63        16.05      33,583.22
                                                    2004     16.05        18.93      68,677.50
                                                    2005     18.93        23.30     237,611.10

American Funds Growth Division..................... 2001    119.13       107.80           0.00
                                                    2002    107.80        80.02      10,214.32
                                                    2003     80.02       107.58      39,810.16
                                                    2004    107.58       116.52      31,410.78
                                                    2005    116.52       132.91     109,541.48

American Funds Growth-Income Division.............. 2001     83.58        80.18           0.00
                                                    2002     80.18        64.34       4,959.21
                                                    2003     64.34        83.72      44,066.19
                                                    2004     83.72        88.97      32,405.93
                                                    2005     88.97        92.43      95,865.42

BlackRock Aggressive Growth Division/(c)/.......... 2001     36.19        34.10           0.00
                                                    2002     34.10        23.90       2,861.07
                                                    2003     23.90        33.07      14,524.85
                                                    2004     33.07        36.70      18,023.58
                                                    2005     36.70        39.93      16,332.73

BlackRock Bond Income Division/(a)/................ 2001     39.58        40.64           0.00
                                                    2002     40.64        43.25      19,652.89
                                                    2003     43.25        44.98      37,113.50
                                                    2004     44.98        46.16      42,622.53
                                                    2005     46.16        46.45      47,470.82

BlackRock Diversified Division/(c)/................ 2001     36.04        35.10         409.22
                                                    2002     35.10        29.73       5,960.15
                                                    2003     29.73        35.23      65,994.47
                                                    2004     35.23        37.55      72,695.82
                                                    2005     37.55        38.04      66,948.04

BlackRock Investment Trust Division/(c)/........... 2001     68.03        63.45           0.00
                                                    2002     63.45        46.07       3,991.94
                                                    2003     46.07        58.96      12,824.81
                                                    2004     58.96        64.24      24,089.72
                                                    2005     64.24        65.40      21,248.45

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.91         547.02
                                                    2003      7.91        10.54      21,598.96
                                                    2004     10.54        11.76      44,681.26
                                                    2005     11.76        12.23      47,804.22

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $21.73       $21.59         416.51
                                                  2004     21.59        21.42       4,802.10
                                                  2005     21.42        21.66       4,720.32

BlackRock Strategic Value Division/(c)/.......... 2001     14.18        13.93         689.38
                                                  2002     13.93        10.76      91,901.46
                                                  2003     10.76        15.88     205,124.95
                                                  2004     15.88        18.00     309,839.67
                                                  2005     18.00        18.42     284,193.77

Davis Venture Value Division/(c)/................ 2001     26.81        26.07         552.10
                                                  2002     26.07        21.41       2,228.67
                                                  2003     21.41        27.54      27,983.13
                                                  2004     27.54        30.40      63,371.98
                                                  2005     30.40        32.95      63,396.39

FI International Stock Division/(c)/............. 2001     12.01        11.21           0.00
                                                  2002     11.21         9.09       4,532.27
                                                  2003      9.09        11.44      11,902.93
                                                  2004     11.44        13.29      21,623.90
                                                  2005     13.29        15.41      35,957.35

FI Mid Cap Opportunities Division/(h)/........... 2001     18.04        15.52           0.00
                                                  2002     15.52        10.82      54,192.31
                                                  2003     10.82        14.33      72,345.81
                                                  2004     14.33        16.50      76,342.26
                                                  2005     16.50        17.33      60,450.88

FI Value Leaders Division/(d)/................... 2002     22.33        18.35         344.36
                                                  2003     18.35        22.89       4,734.87
                                                  2004     22.89        25.58       9,998.64
                                                  2005     25.58        27.83      13,005.67

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.17         8.78           0.00
                                                  2002      8.78         6.24      87,945.12
                                                  2003      6.24         8.88      78,729.98
                                                  2004      8.88         9.72      69,053.06
                                                  2005      9.72         9.99      69,997.35

Harris Oakmark Focused Value Division/(c)/....... 2001     24.99        25.82           0.00
                                                  2002     25.82        23.13      53,739.83
                                                  2003     23.13        30.15     101,690.43
                                                  2004     30.15        32.57     145,020.25
                                                  2005     32.57        35.20     144,749.46

Harris Oakmark International Division/(d)/....... 2002     10.58         8.81         257.86
                                                  2003      8.81        11.72      13,203.02
                                                  2004     11.72        13.92      59,358.39
                                                  2005     13.92        15.66      63,924.08

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.59        11.41         842.25
                                                  2002     11.41         9.63     101,695.49
                                                  2003      9.63        11.88     185,167.26
                                                  2004     11.88        13.01     256,273.56
                                                  2005     13.01        12.60     254,824.41

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Janus Aggressive Growth Division/(e)/................ 2001    $ 8.86       $ 7.73           0.00
                                                      2002      7.73         5.27      15,617.30
                                                      2003      5.27         6.74      34,626.57
                                                      2004      6.74         7.20      45,035.05
                                                      2005      7.20         8.06      39,699.03

Jennison Growth Division............................. 2001      5.38         4.90           0.00
                                                      2002      4.90         3.42       5,925.30
                                                      2003      3.42         4.24      40,814.30
                                                      2004      4.24         4.37      50,532.37
                                                      2005      4.37         4.84      48,296.42

Lazard Mid-Cap Division/(d)/......................... 2002     11.38         9.65       3,736.83
                                                      2003      9.65        12.00      17,487.67
                                                      2004     12.00        13.52      25,697.55
                                                      2005     13.52        14.40      23,666.59

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.12        11.33           0.00
                                                      2002     11.33        12.27      58,494.60
                                                      2003     12.27        12.50     210,344.65
                                                      2004     12.50        12.78     491,673.43
                                                      2005     12.78        12.83     460,530.48

Loomis Sayles Small Cap Division/(c)/................ 2001     22.62        22.12           0.00
                                                      2002     22.12        17.06         405.03
                                                      2003     17.06        22.88       3,696.18
                                                      2004     22.88        26.16       7,319.76
                                                      2005     26.16        27.49       7,781.13

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.67        10.40           0.00
                                                      2002     10.40        10.35       5,269.21
                                                      2003     10.35        12.16      61,536.62
                                                      2004     12.16        12.95      78,480.75
                                                      2005     12.95        12.95      95,558.26

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.21         8.47       2,943.67
                                                      2003      8.47        11.58      19,935.27
                                                      2004     11.58        12.15      30,221.45
                                                      2005     12.15        12.97      27,847.43

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.40        10.29           0.00
                                                      2002     10.29         8.60      25,550.08
                                                      2003      8.60        11.41     103,605.72
                                                      2004     11.41        13.01     225,411.46
                                                      2005     13.01        14.36     224,579.71

MetLife Stock Index Division/(c)/.................... 2001     37.26        35.15         271.19
                                                      2002     35.15        26.84      12,940.91
                                                      2003     26.84        33.81      92,140.62
                                                      2004     33.81        36.72     256,357.39
                                                      2005     36.72        37.76     241,434.67

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MFS(R) Investors Trust Division/(c)/........ 2001    $ 8.68       $ 8.25           0.00
                                             2002      8.25         6.47       7,238.41
                                             2003      6.47         7.74      14,117.05
                                             2004      7.74         8.48      31,628.18
                                             2005      8.48         8.93      30,737.30

MFS(R) Research International Division/(c)/. 2001      9.01         8.36           0.00
                                             2002      8.36         7.26       6,530.97
                                             2003      7.26         9.45      15,749.60
                                             2004      9.45        11.12      20,155.59
                                             2005     11.12        12.76      26,995.69

MFS(R) Total Return Division/(c)/........... 2004     35.53        38.58       2,372.87
                                             2005     38.58        39.05      24,860.40

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.33         8.55       1,134.44
                                             2002      8.55         7.01      25,760.25
                                             2003      7.01         9.48     133,476.39
                                             2004      9.48        11.14     287,065.06
                                             2005     11.14        12.40     272,867.19

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.29        14.97           0.00
                                             2002     14.97        13.30       6,269.48
                                             2003     13.30        17.85      31,952.13
                                             2004     17.85        21.57      89,084.49
                                             2005     21.57        23.79     111,909.44

Oppenheimer Global Equity Division/(c)/..... 2001     12.82        12.08         798.99
                                             2002     12.08         9.97      59,029.65
                                             2003      9.97        12.79      50,809.38
                                             2004     12.79        14.62      30,241.53
                                             2005     14.62        16.71      36,252.15

PIMCO Total Return/(c)/..................... 2001     10.24        10.42       1,850.40
                                             2002     10.42        11.22      60,604.80
                                             2003     11.22        11.53     169,677.41
                                             2004     11.53        11.92     280,191.91
                                             2005     11.92        12.01     273,415.16

RCM Global Technology Division/(c)/......... 2001      7.04         6.08           0.00
                                             2002      6.08         2.95       8,671.19
                                             2003      2.95         4.58     113,791.22
                                             2004      4.58         4.31     183,366.81
                                             2005      4.31         4.72     147,301.34

Russell 2000(R) Index Division/(c)/......... 2001     11.96        11.89           0.00
                                             2002     11.89         9.29      16,474.52
                                             2003      9.29        13.36      64,591.94
                                             2004     13.36        15.44     105,022.07
                                             2005     15.44        15.87      99,246.07

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/......... 2001    $11.59       $11.44           0.00
                                                      2002     11.44         8.64       3,940.27
                                                      2003      8.64        11.10      33,643.59
                                                      2004     11.10        11.99      69,107.79
                                                      2005     11.99        12.56      64,461.91

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.63         8.24           0.00
                                                      2002      8.24         4.53       5,929.63
                                                      2003      4.53         6.10      42,207.20
                                                      2004      6.10         7.09      80,945.59
                                                      2005      7.09         8.00      90,556.35

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.16        11.96           0.00
                                                      2002     11.96         8.62       1,569.75
                                                      2003      8.62        11.93      25,339.99
                                                      2004     11.93        13.03      43,390.83
                                                      2005     13.03        14.22      29,163.60

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.37        15.66           0.00
                                                      2002     15.66        16.85      38,992.83
                                                      2003     16.85        18.66      63,281.83
                                                      2004     18.66        19.55     137,096.33
                                                      2005     19.55        19.75     145,499.72

Western Asset Management U.S Government Division/(c)/ 2001     14.29        14.56           0.00
                                                      2002     14.56        15.42      40,568.39
                                                      2003     15.42        15.41      47,499.44
                                                      2004     15.41        15.59      58,788.42
                                                      2005     15.59        15.59      63,276.92

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.70 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.66      $ 13.32           0.00
                                                    2002     13.32        10.59      32,229.47
                                                    2003     10.59        15.96     171,695.10
                                                    2004     15.96        18.81     154,178.34
                                                    2005     18.81        23.12     388,885.90

American Funds Growth Division..................... 2001    117.06       105.89           0.00
                                                    2002    105.89        78.52      21,502.34
                                                    2003     78.52       105.46     124,946.44
                                                    2004    105.46       114.11      97,615.02
                                                    2005    114.11       130.03     234,076.91

American Funds Growth-Income Division.............. 2001     82.13        78.76           0.00
                                                    2002     78.76        63.13      26,184.96
                                                    2003     63.13        82.07     152,150.41
                                                    2004     82.07        87.13     102,191.11
                                                    2005     87.13        90.43     253,909.56

BlackRock Aggressive Growth Division/(c)/.......... 2001     35.71        33.64           0.00
                                                    2002     33.64        23.55       6,355.49
                                                    2003     23.55        32.55      49,584.72
                                                    2004     32.55        36.09      85,446.03
                                                    2005     36.09        39.23      75,755.67

BlackRock Bond Income Division/(a)/................ 2001     38.87        39.89           0.00
                                                    2002     39.89        42.41      32,642.61
                                                    2003     42.41        44.07      95,087.79
                                                    2004     44.07        45.18     159,875.35
                                                    2005     45.18        45.42     156,764.32

BlackRock Diversified Division/(c)/................ 2001     35.50        34.56           0.00
                                                    2002     34.56        29.25      33,839.50
                                                    2003     29.25        34.62     182,456.49
                                                    2004     34.62        36.86     328,679.57
                                                    2005     36.86        37.31     301,648.08

BlackRock Investment Trust Division/(c)/........... 2001     66.81        62.28           0.00
                                                    2002     62.28        45.18      17,311.12
                                                    2003     45.18        57.77      78,563.82
                                                    2004     57.77        62.87     113,317.00
                                                    2005     62.87        63.95      96,220.84

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.90      10,104.90
                                                    2003      7.90        10.52     105,281.63
                                                    2004     10.52        11.72     205,632.61
                                                    2005     11.72        12.18     193,829.73

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $21.31       $21.15      23,796.96
                                                  2004     21.15        20.97      77,164.49
                                                  2005     20.97        21.18      64,536.89

BlackRock Strategic Value Division/(c)/.......... 2001     14.17        13.91           0.00
                                                  2002     13.91        10.74     169,031.00
                                                  2003     10.74        15.83     605,282.33
                                                  2004     15.83        17.92     990,589.26
                                                  2005     17.92        18.32     884,650.92

Davis Venture Value Division/(c)/................ 2001     26.63        25.88           0.00
                                                  2002     25.88        21.23      11,981.23
                                                  2003     21.23        27.29      83,657.59
                                                  2004     27.29        30.09     213,727.47
                                                  2005     30.09        32.58     241,918.06

FI International Stock Division/(c)/............. 2001     11.89        11.10           0.00
                                                  2002     11.10         8.99      22,563.72
                                                  2003      8.99        11.30      98,396.94
                                                  2004     11.30        13.11     168,957.84
                                                  2005     13.11        15.19     185,306.41

FI Mid Cap Opportunities Division/(h)/........... 2001     17.96        15.44           0.00
                                                  2002     15.44        10.76      39,250.82
                                                  2003     10.76        14.23      95,625.78
                                                  2004     14.23        16.37     351,650.03
                                                  2005     16.37        17.18     315,807.06

FI Value Leaders Division/(d)/................... 2002     22.13        18.18       1,615.62
                                                  2003     18.18        22.65      41,670.14
                                                  2004     22.65        25.29      58,891.73
                                                  2005     25.29        27.48      74,892.27

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.16         8.77           0.00
                                                  2002      8.77         6.23      36,153.27
                                                  2003      6.23         8.85     152,007.81
                                                  2004      8.85         9.68     245,041.76
                                                  2005      9.68         9.94     227,942.71

Harris Oakmark Focused Value Division/(c)/....... 2001     24.78        25.60           0.00
                                                  2002     25.60        22.91      65,291.73
                                                  2003     22.91        29.83     224,402.29
                                                  2004     29.83        32.19     350,585.58
                                                  2005     32.19        34.76     353,511.57

Harris Oakmark International Division/(d)/....... 2002     10.57         8.80       4,400.67
                                                  2003      8.80        11.69      67,210.38
                                                  2004     11.69        13.88     205,407.95
                                                  2005     13.88        15.59     274,721.74

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.56        11.38           0.00
                                                  2002     11.38         9.59     172,192.29
                                                  2003      9.59        11.81     616,141.67
                                                  2004     11.81        12.93     941,616.59
                                                  2005     12.93        12.51     875,618.84

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Janus Aggressive Growth Division/(e)/................ 2001    $ 8.86       $ 7.73            0.00
                                                      2002      7.73         5.26       36,517.20
                                                      2003      5.26         6.72      107,992.73
                                                      2004      6.72         7.18      128,012.69
                                                      2005      7.18         8.02      125,711.91

Jennison Growth Division............................. 2001      5.37         4.89            0.00
                                                      2002      4.89         3.42       29,993.32
                                                      2003      3.42         4.22       99,124.54
                                                      2004      4.22         4.34      112,709.98
                                                      2005      4.34         4.81      171,031.23

Lazard Mid-Cap Division/(d)/......................... 2002     11.37         9.64        6,385.26
                                                      2003      9.64        11.97       96,476.49
                                                      2004     11.97        13.47      170,397.38
                                                      2005     13.47        14.34      159,693.72

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.09        11.29            0.00
                                                      2002     11.29        12.22      329,425.76
                                                      2003     12.22        12.43    1,133,217.06
                                                      2004     12.43        12.70    1,702,061.46
                                                      2005     12.70        12.74    1,629,973.65

Loomis Sayles Small Cap Division/(c)/................ 2001     22.45        21.95            0.00
                                                      2002     21.95        16.91        6,102.15
                                                      2003     16.91        22.66       27,978.35
                                                      2004     22.66        25.89       45,909.28
                                                      2005     25.89        27.18       44,148.06

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.62        10.35            0.00
                                                      2002     10.35        10.29       28,941.19
                                                      2003     10.29        12.08      226,434.99
                                                      2004     12.08        12.85      387,105.11
                                                      2005     12.85        12.84      421,415.83

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.21         8.46        8,483.00
                                                      2003      8.46        11.56       27,537.97
                                                      2004     11.56        12.11       45,662.56
                                                      2005     12.11        12.92       44,682.75

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.39        10.27            0.00
                                                      2002     10.27         8.58      103,252.38
                                                      2003      8.58        11.37      469,867.64
                                                      2004     11.37        12.95      557,458.64
                                                      2005     12.95        14.29      572,483.55

MetLife Stock Index Division/(c)/.................... 2001     36.84        34.74            0.00
                                                      2002     34.74        26.50      111,594.95
                                                      2003     26.50        33.35      559,552.89
                                                      2004     33.35        36.19    1,016,927.27
                                                      2005     36.19        37.18    1,018,080.88

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MFS(R) Investors Trust Division/(c)/........ 2001    $ 8.66       $ 8.22            0.00
                                             2002      8.22         6.45       45,099.73
                                             2003      6.45         7.70       92,835.82
                                             2004      7.70         8.43      131,592.98
                                             2005      8.43         8.88      144,007.46

MFS(R) Research International Division/(c)/. 2001      9.00         8.35            0.00
                                             2002      8.35         7.25       13,552.24
                                             2003      7.25         9.42       71,751.51
                                             2004      9.42        11.08      130,885.31
                                             2005     11.08        12.69      156,924.95

MFS(R) Total Return Division/(c)/........... 2004     34.93        37.91       57,702.72
                                             2005     37.91        38.33      124,020.75

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.30         8.53            0.00
                                             2002      8.53         6.99      165,362.08
                                             2003      6.99         9.43      650,933.67
                                             2004      9.43        11.08      720,329.01
                                             2005     11.08        12.31      704,046.82

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.25        14.92            0.00
                                             2002     14.92        13.24       45,135.94
                                             2003     13.24        17.76      191,491.56
                                             2004     17.76        21.44      453,847.33
                                             2005     21.44        23.62      530,789.61

Oppenheimer Global Equity Division/(c)/..... 2001     12.76        12.02            0.00
                                             2002     12.02         9.91       35,660.29
                                             2003      9.91        12.70       89,765.33
                                             2004     12.70        14.50      141,395.54
                                             2005     14.50        16.56      165,101.70

PIMCO Total Return/(c)/..................... 2001     10.23        10.41            0.00
                                             2002     10.41        11.20      160,869.03
                                             2003     11.20        11.50      862,426.47
                                             2004     11.50        11.87    1,312,202.22
                                             2005     11.87        11.95    1,222,076.13

RCM Global Technology Division/(c)/......... 2001      7.04         6.07            0.00
                                             2002      6.07         2.95       65,642.36
                                             2003      2.95         4.57      418,424.55
                                             2004      4.57         4.29      598,729.31
                                             2005      4.29         4.70      492,117.51

Russell 2000(R) Index Division/(c)/......... 2001     11.93        11.85            0.00
                                             2002     11.85         9.25       74,852.73
                                             2003      9.25        13.29      368,425.02
                                             2004     13.29        15.35      465,748.17
                                             2005     15.35        15.76      482,698.26

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/......... 2001    $11.56       $11.41           0.00
                                                      2002     11.41         8.60      30,641.29
                                                      2003      8.60        11.04     175,711.09
                                                      2004     11.04        11.92     293,450.40
                                                      2005     11.92        12.47     276,995.23

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.63         8.23           0.00
                                                      2002      8.23         4.53      46,325.36
                                                      2003      4.53         6.09     236,930.74
                                                      2004      6.09         7.07     425,938.60
                                                      2005      7.07         7.96     407,430.08

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.11        11.90           0.00
                                                      2002     11.90         8.57      12,440.89
                                                      2003      8.57        11.85     100,236.57
                                                      2004     11.85        12.93     166,959.06
                                                      2005     12.93        14.09     160,464.49

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.26        15.54           0.00
                                                      2002     15.54        16.71      32,880.60
                                                      2003     16.71        18.49     239,187.67
                                                      2004     18.49        19.35     527,932.02
                                                      2005     19.35        19.53     527,773.65

Western Asset Management U.S Government Division/(c)/ 2001     14.19        14.46           0.00
                                                      2002     14.46        15.30     108,090.83
                                                      2003     15.30        15.27     285,566.06
                                                      2004     15.27        15.43     350,140.83
                                                      2005     15.43        15.41     323,413.19

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.75 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.64      $ 13.30          0.00
                                                    2002     13.30        10.56      6,440.52
                                                    2003     10.56        15.91     26,264.88
                                                    2004     15.91        18.75          0.00
                                                    2005     18.75        23.04         42.87

American Funds Growth Division..................... 2001    116.04       104.94          0.00
                                                    2002    104.94        77.78      6,100.79
                                                    2003     77.78       104.42     15,014.89
                                                    2004    104.42       112.92          0.00
                                                    2005    112.92       128.61         30.26

American Funds Growth-Income Division.............. 2001     81.41        78.06          0.00
                                                    2002     78.06        62.54      7,458.73
                                                    2003     62.54        81.26     22,882.90
                                                    2004     81.26        86.22          0.00
                                                    2005     86.22        89.45         32.66

BlackRock Aggressive Growth Division/(c)/.......... 2001     35.48        33.41          0.00
                                                    2002     33.41        23.38        795.23
                                                    2003     23.38        32.30      8,668.62
                                                    2004     32.30        35.79      6,348.02
                                                    2005     35.79        38.88      4,678.86

BlackRock Bond Income Division/(a)/................ 2001     38.52        39.52          0.00
                                                    2002     39.52        42.00      6,322.07
                                                    2003     42.00        43.62     14,570.11
                                                    2004     43.62        44.69     15,440.31
                                                    2005     44.69        44.91     15,345.62

BlackRock Diversified Division/(c)/................ 2001     35.23        34.30          0.00
                                                    2002     34.30        29.01     14,236.48
                                                    2003     29.01        34.32     23,378.07
                                                    2004     34.32        36.52     17,533.44
                                                    2005     36.52        36.94     16,135.32

BlackRock Investment Trust Division/(c)/........... 2001     66.21        61.71          0.00
                                                    2002     61.71        44.74      2,941.32
                                                    2003     44.74        57.18     14,091.56
                                                    2004     57.18        62.20     12,268.95
                                                    2005     62.20        63.23      8,568.10

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.90      1,045.39
                                                    2003      7.90        10.51     48,663.04
                                                    2004     10.51        11.71     55,203.09
                                                    2005     11.71        12.16     45,218.23

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $21.10       $20.94           0.00
                                                  2004     20.94        20.75      14,397.06
                                                  2005     20.75        20.95       6,726.55

BlackRock Strategic Value Division/(c)/.......... 2001     14.16        13.90           0.00
                                                  2002     13.90        10.72      36,657.40
                                                  2003     10.72        15.80     133,125.92
                                                  2004     15.80        17.88     125,137.37
                                                  2005     17.88        18.27      82,075.51

Davis Venture Value Division/(c)/................ 2001     26.54        25.79           0.00
                                                  2002     25.79        21.15      14,097.12
                                                  2003     21.15        27.17      26,493.94
                                                  2004     27.17        29.94      32,146.17
                                                  2005     29.94        32.40      28,348.25

FI International Stock Division/(c)/............. 2001     11.82        11.04           0.00
                                                  2002     11.04         8.93      16,594.78
                                                  2003      8.93        11.23      26,664.14
                                                  2004     11.23        13.02      32,657.37
                                                  2005     13.02        15.07      37,830.08

FI Mid Cap Opportunities Division/(h)/........... 2001     17.93        15.41           0.00
                                                  2002     15.41        10.72      13,186.17
                                                  2003     10.72        14.18      18,417.63
                                                  2004     14.18        16.30      30,255.26
                                                  2005     16.30        17.10      29,161.06

FI Value Leaders Division/(d)/................... 2002     22.03        18.09          19.39
                                                  2003     18.09        22.53       1,116.03
                                                  2004     22.53        25.14       1,587.42
                                                  2005     25.14        27.31       6,548.25

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.16         8.77           0.00
                                                  2002      8.77         6.22       6,357.84
                                                  2003      6.22         8.84      23,716.37
                                                  2004      8.84         9.66      31,466.07
                                                  2005      9.66         9.92      82,657.70

Harris Oakmark Focused Value Division/(c)/....... 2001     24.68        25.49           0.00
                                                  2002     25.49        22.80      17,099.53
                                                  2003     22.80        29.67      36,613.61
                                                  2004     29.67        32.00      51,842.70
                                                  2005     32.00        34.54      49,013.95

Harris Oakmark International Division/(d)/....... 2002     10.57         8.79         150.24
                                                  2003      8.79        11.68       5,756.99
                                                  2004     11.68        13.85      34,650.85
                                                  2005     13.85        15.56      41,855.73

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Harris Oakmark Large Cap Value Division/(c)/......... 2001    $11.54       $11.36           0.00
                                                      2002     11.36         9.57      37,049.39
                                                      2003      9.57        11.78      83,937.88
                                                      2004     11.78        12.89      83,672.91
                                                      2005     12.89        12.47      77,760.42

Janus Aggressive Growth Division/(e)/................ 2001      8.85         7.72           0.00
                                                      2002      7.72         5.26       2,432.85
                                                      2003      5.26         6.71       3,673.77
                                                      2004      6.71         7.16      37,982.89
                                                      2005      7.16         8.00      37,355.96

Jennison Growth Division............................. 2001      5.37         4.89           0.00
                                                      2002      4.89         3.41      24,704.65
                                                      2003      3.41         4.21      37,202.23
                                                      2004      4.21         4.33      52,744.65
                                                      2005      4.33         4.80      52,607.91

Lazard Mid-Cap Division/(d)/......................... 2002     11.37         9.63       2,470.81
                                                      2003      9.63        11.96      30,292.08
                                                      2004     11.96        13.45       9,434.25
                                                      2005     13.45        14.31       6,722.56

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.08        11.28           0.00
                                                      2002     11.28        12.20     128,740.60
                                                      2003     12.20        12.40     198,429.22
                                                      2004     12.40        12.67     214,084.86
                                                      2005     12.67        12.70     214,835.07

Loomis Sayles Small Cap Division/(c)/................ 2001     22.37        21.87           0.00
                                                      2002     21.87        16.84       3,284.79
                                                      2003     16.84        22.55       7,404.12
                                                      2004     22.55        25.75       7,869.50
                                                      2005     25.75        27.02       5,428.42

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.60        10.32           0.00
                                                      2002     10.32        10.26      13,361.69
                                                      2003     10.26        12.04      28,790.84
                                                      2004     12.04        12.80      26,022.93
                                                      2005     12.80        12.78      25,118.04

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.20         8.45          46.45
                                                      2003      8.45        11.55       1,303.68
                                                      2004     11.55        12.09       3,924.92
                                                      2005     12.09        12.89       3,898.14

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.39        10.26           0.00
                                                      2002     10.26         8.57      69,423.06
                                                      2003      8.57        11.35     110,971.65
                                                      2004     11.35        12.93      67,646.38
                                                      2005     12.93        14.25      58,434.72

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division/(c)/........... 2001    $36.64       $34.54           0.00
                                             2002     34.54        26.33      55,462.75
                                             2003     26.33        33.12     109,787.51
                                             2004     33.12        35.92     103,328.81
                                             2005     35.92        36.89     101,768.38

MFS(R) Investors Trust Division/(c)/........ 2001      8.65         8.21           0.00
                                             2002      8.21         6.44       5,638.13
                                             2003      6.44         7.68      12,776.81
                                             2004      7.68         8.40      13,415.67
                                             2005      8.40         8.85      12,773.23

MFS(R) Research International Division/(c)/. 2001      9.00         8.35           0.00
                                             2002      8.35         7.24       6,182.46
                                             2003      7.24         9.41      11,285.02
                                             2004      9.41        11.06       9,595.61
                                             2005     11.06        12.66      10,216.81

MFS(R) Total Return Division/(c)/........... 2004     34.63        37.57         720.93
                                             2005     37.57        37.98       2,111.55

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.29         8.51           0.00
                                             2002      8.51         6.97     107,905.08
                                             2003      6.97         9.41     171,239.43
                                             2004      9.41        11.04      89,102.11
                                             2005     11.04        12.27      74,504.10

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.23        14.90           0.00
                                             2002     14.90        13.22       6,018.15
                                             2003     13.22        17.71      22,239.61
                                             2004     17.71        21.37      29,408.03
                                             2005     21.37        23.54      34,357.82

Oppenheimer Global Equity Division/(c)/..... 2001     12.73        11.99           0.00
                                             2002     11.99         9.88       7,044.98
                                             2003      9.88        12.66      15,909.39
                                             2004     12.66        14.45      14,135.84
                                             2005     14.45        16.49      13,459.92

PIMCO Total Return/(c)/..................... 2001     10.23        10.41           0.00
                                             2002     10.41        11.19      57,074.25
                                             2003     11.19        11.48     120,232.46
                                             2004     11.48        11.85     101,401.69
                                             2005     11.85        11.92      95,789.48

RCM Global Technology Division/(c)/......... 2001      7.04         6.07           0.00
                                             2002      6.07         2.95      18,208.18
                                             2003      2.95         4.56     110,059.90
                                             2004      4.56         4.29     126,854.19
                                             2005      4.29         4.68     108,475.16

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Russell 2000(R) Index Division/(c)/.................. 2001    $11.91       $11.84          0.00
                                                      2002     11.84         9.24     41,245.18
                                                      2003      9.24        13.25     71,358.34
                                                      2004     13.25        15.30     41,010.44
                                                      2005     15.30        15.70     35,330.02

T. Rowe Price Large Cap Growth Division/(c)/......... 2001     11.54        11.39          0.00
                                                      2002     11.39         8.58      6,864.43
                                                      2003      8.58        11.01     22,250.70
                                                      2004     11.01        11.88     46,365.22
                                                      2005     11.88        12.43     45,104.21

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.62         8.23          0.00
                                                      2002      8.23         4.52     11,666.87
                                                      2003      4.52         6.08     36,089.22
                                                      2004      6.08         7.05     35,783.95
                                                      2005      7.05         7.94     35,319.40

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.08        11.87          0.00
                                                      2002     11.87         8.54     12,713.95
                                                      2003      8.54        11.81     26,106.42
                                                      2004     11.81        12.88     28,700.52
                                                      2005     12.88        14.03     28,152.93

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.21        15.49          0.00
                                                      2002     15.49        16.65      6,548.67
                                                      2003     16.65        18.40     31,477.12
                                                      2004     18.40        19.25     34,624.63
                                                      2005     19.25        19.43     36,476.03

Western Asset Management U.S Government Division/(c)/ 2001     14.14        14.40          0.00
                                                      2002     14.40        15.23     46,463.29
                                                      2003     15.23        15.20     40,539.86
                                                      2004     15.20        15.36     41,984.65
                                                      2005     15.36        15.33     34,445.94

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.85 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.59      $ 13.25          0.00
                                                    2002     13.25        10.51          0.00
                                                    2003     10.51        15.82     16,276.78
                                                    2004     15.82        18.62     29,197.21
                                                    2005     18.62        22.86     65,064.34

American Funds Growth Division..................... 2001    114.03       103.08          0.00
                                                    2002    103.08        76.33          0.00
                                                    2003     76.33       102.36      9,687.49
                                                    2004    102.36       110.58     13,152.20
                                                    2005    110.58       125.83     29,151.88

American Funds Growth-Income Division.............. 2001     80.00        76.67          0.00
                                                    2002     76.67        61.37        595.67
                                                    2003     61.37        79.66     16,673.18
                                                    2004     79.66        84.44     10,297.47
                                                    2005     84.44        87.51     29,267.22

BlackRock Aggressive Growth Division/(c)/.......... 2001     35.01        32.96          0.00
                                                    2002     32.96        23.04          0.00
                                                    2003     23.04        31.79      5,474.13
                                                    2004     31.79        35.20      6,719.22
                                                    2005     35.20        38.20      4,043.86

BlackRock Bond Income Division/(a)/................ 2001     37.83        38.80          0.00
                                                    2002     38.80        41.19          0.00
                                                    2003     41.19        42.73      8,766.14
                                                    2004     42.73        43.74     25,563.56
                                                    2005     43.74        43.91     14,215.57

BlackRock Diversified Division/(c)/................ 2001     34.71        33.77          0.00
                                                    2002     33.77        28.53      2,247.60
                                                    2003     28.53        33.73     12,352.98
                                                    2004     33.73        35.85     25,735.63
                                                    2005     35.85        36.23     28,451.08

BlackRock Investment Trust Division/(c)/........... 2001     65.02        60.57          0.00
                                                    2002     60.57        43.88         18.28
                                                    2003     43.88        56.01      4,401.11
                                                    2004     56.01        60.87     10,013.36
                                                    2005     60.87        61.82      8,337.32

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.90          0.00
                                                    2003      7.90        10.50     19,011.38
                                                    2004     10.50        11.68     32,971.81
                                                    2005     11.68        12.12     32,531.60

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $20.69       $20.52     21,858.50
                                                  2004     20.52        20.31     17,399.33
                                                  2005     20.31        20.48     15,285.58

BlackRock Strategic Value Division/(c)/.......... 2001     14.15        13.88          0.00
                                                  2002     13.88        10.70      2,688.19
                                                  2003     10.70        15.75     51,317.85
                                                  2004     15.75        17.80     93,511.01
                                                  2005     17.80        18.17     86,008.75

Davis Venture Value Division/(c)/................ 2001     26.36        25.60          0.00
                                                  2002     25.60        20.97          0.00
                                                  2003     20.97        26.92      3,786.98
                                                  2004     26.92        29.63     15,500.44
                                                  2005     29.63        32.04     15,937.08

FI International Stock Division/(c)/............. 2001     11.70        10.92          0.00
                                                  2002     10.92         8.83          0.00
                                                  2003      8.83        11.09      2,710.92
                                                  2004     11.09        12.84      6,372.07
                                                  2005     12.84        14.85      9,346.37

FI Mid Cap Opportunities Division/(h)/........... 2001     17.85        15.33          0.00
                                                  2002     15.33        10.66          0.00
                                                  2003     10.66        14.09      4,921.87
                                                  2004     14.09        16.18     25,111.91
                                                  2005     16.18        16.95     23,907.92

FI Value Leaders Division/(d)/................... 2002     21.83        17.91          0.00
                                                  2003     17.91        22.29      2,266.10
                                                  2004     22.29        24.85      3,345.28
                                                  2005     24.85        26.96     22,313.31

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.16         8.77          0.00
                                                  2002      8.77         6.21          0.00
                                                  2003      6.21         8.82      3,269.14
                                                  2004      8.82         9.63     10,060.58
                                                  2005      9.63         9.87      9,320.83

Harris Oakmark Focused Value Division/(c)/....... 2001     24.48        25.27          0.00
                                                  2002     25.27        22.58      1,307.84
                                                  2003     22.58        29.36     34,839.96
                                                  2004     29.36        31.63     51,850.34
                                                  2005     31.63        34.10     54,715.60

Harris Oakmark International Division/(d)/....... 2002     10.56         8.78          0.00
                                                  2003      8.78        11.66        858.80
                                                  2004     11.66        13.81     18,761.62
                                                  2005     13.81        15.49     21,405.85
Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.51        11.32          0.00
                                                  2002     11.32         9.53         85.63
                                                  2003      9.53        11.72     47,626.01
                                                  2004     11.72        12.81     75,434.86
                                                  2005     12.81        12.38     67,934.93

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Janus Aggressive Growth Division/(e)/................ 2001    $ 8.85       $ 7.72           0.00
                                                      2002      7.72         5.25           0.00
                                                      2003      5.25         6.70       6,261.25
                                                      2004      6.70         7.14      10,008.87
                                                      2005      7.14         7.97      10,463.75

Jennison Growth Division............................. 2001      5.36         4.88           0.00
                                                      2002      4.88         3.40           0.00
                                                      2003      3.40         4.20       8,874.34
                                                      2004      4.20         4.31      17,382.06
                                                      2005      4.31         4.77      16,188.24

Lazard Mid-Cap Division/(d)/......................... 2002     11.36         9.62           0.00
                                                      2003      9.62        11.93      11,194.49
                                                      2004     11.93        13.41      12,591.01
                                                      2005     13.41        14.25      14,798.27

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.05        11.24           0.00
                                                      2002     11.24        12.14           0.00
                                                      2003     12.14        12.34      67,158.56
                                                      2004     12.34        12.59     171,181.28
                                                      2005     12.59        12.61     160,102.82

Loomis Sayles Small Cap Division/(c)/................ 2001     22.21        21.70           0.00
                                                      2002     21.70        16.69           0.00
                                                      2003     16.69        22.33       1,110.52
                                                      2004     22.33        25.48       3,460.40
                                                      2005     25.48        26.70       3,613.34

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.55        10.27           0.00
                                                      2002     10.27        10.20       1,191.86
                                                      2003     10.20        11.95      33,108.92
                                                      2004     11.95        12.70      27,217.40
                                                      2005     12.70        12.67      21,479.48

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.20         8.44           0.00
                                                      2003      8.44        11.52       1,199.21
                                                      2004     11.52        12.05       5,484.99
                                                      2005     12.05        12.83       5,359.32

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.38        10.25           0.00
                                                      2002     10.25         8.55          95.27
                                                      2003      8.55        11.31      64,927.67
                                                      2004     11.31        12.87      74,990.67
                                                      2005     12.87        14.17      80,435.87

MetLife Stock Index Division/(c)/.................... 2001     36.22        34.14           0.00
                                                      2002     34.14        26.00          30.99
                                                      2003     26.00        32.67      78,326.89
                                                      2004     32.67        35.40     113,355.91
                                                      2005     35.40        36.31     114,020.79

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MFS(R) Investors Trust Division/(c)/........ 2001    $ 8.63       $ 8.19           0.00
                                             2002      8.19         6.41           0.00
                                             2003      6.41         7.65         194.76
                                             2004      7.65         8.36       4,289.97
                                             2005      8.36         8.79       3,574.99

MFS(R) Research International Division/(c)/. 2001      9.00         8.34           0.00
                                             2002      8.34         7.23           0.00
                                             2003      7.23         9.38       5,245.98
                                             2004      9.38        11.02       9,084.93
                                             2005     11.02        12.60      10,534.66

MFS(R) Total Return Division/(c)/........... 2004     34.05        36.91       2,362.83
                                             2005     36.91        37.27      21,930.33

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.27         8.49           0.00
                                             2002      8.49         6.94           0.00
                                             2003      6.94         9.36      56,548.44
                                             2004      9.36        10.97      78,514.09
                                             2005     10.97        12.18      83,251.25

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.19        14.85           0.00
                                             2002     14.85        13.16           0.00
                                             2003     13.16        17.62      17,441.95
                                             2004     17.62        21.24      59,079.76
                                             2005     21.24        23.37      77,812.63

Oppenheimer Global Equity Division/(c)/..... 2001     12.68        11.93           0.00
                                             2002     11.93         9.82           0.00
                                             2003      9.82        12.57       5,569.13
                                             2004     12.57        14.33      11,169.65
                                             2005     14.33        16.34      13,658.21

PIMCO Total Return/(c)/..................... 2001     10.23        10.40           0.00
                                             2002     10.40        11.17       2,833.60
                                             2003     11.17        11.45      56,801.90
                                             2004     11.45        11.81     101,512.08
                                             2005     11.81        11.86      57,082.34

RCM Global Technology Division/(c)/......... 2001      7.03         6.06           0.00
                                             2002      6.06         2.94         395.85
                                             2003      2.94         4.55      47,359.68
                                             2004      4.55         4.27      51,989.76
                                             2005      4.27         4.66      51,768.53

Russell 2000(R) Index Division/(c)/......... 2001     11.88        11.80           0.00
                                             2002     11.80         9.20          87.99
                                             2003      9.20        13.18      24,197.78
                                             2004     13.18        15.21      29,525.34
                                             2005     15.21        15.59      27,898.11

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/......... 2001    $11.51       $11.35          0.00
                                                      2002     11.35         8.55         94.47
                                                      2003      8.55        10.96     12,347.63
                                                      2004     10.96        11.81     25,543.47
                                                      2005     11.81        12.34     28,663.46

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.62         8.22          0.00
                                                      2002      8.22         4.51          0.00
                                                      2003      4.51         6.06     12,580.19
                                                      2004      6.06         7.03     15,833.09
                                                      2005      7.03         7.90     22,194.00

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.03        11.82          0.00
                                                      2002     11.82         8.49          0.00
                                                      2003      8.49        11.73     11,939.27
                                                      2004     11.73        12.78     21,342.59
                                                      2005     12.78        13.90     20,272.55

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.11        15.38          0.00
                                                      2002     15.38        16.51        246.17
                                                      2003     16.51        18.23     17,349.99
                                                      2004     18.23        19.06     52,882.29
                                                      2005     19.06        19.21     52,995.05

Western Asset Management U.S Government Division/(c)/ 2001     14.05        14.30          0.00
                                                      2002     14.30        15.11        516.28
                                                      2003     15.11        15.06     10,000.40
                                                      2004     15.06        15.20     19,636.40
                                                      2005     15.20        15.16     15,547.01

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.95 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.55      $ 13.20          0.00
                                                    2002     13.20        10.46      6,770.73
                                                    2003     10.46        15.73     19,818.67
                                                    2004     15.73        18.50      1,548.37
                                                    2005     18.50        22.68      3,303.35

American Funds Growth Division..................... 2001    112.05       101.25          0.00
                                                    2002    101.25        74.90      2,729.99
                                                    2003     74.90       100.34      9,349.78
                                                    2004    100.34       108.29      1,538.99
                                                    2005    108.29       123.10      2,730.25

American Funds Growth-Income Division.............. 2001     78.61        75.31          0.00
                                                    2002     75.31        60.22      3,960.17
                                                    2003     60.22        78.09     20,009.43
                                                    2004     78.09        82.69      1,555.89
                                                    2005     82.69        85.61      3,032.38

BlackRock Aggressive Growth Division/(c)/.......... 2001     34.55        32.51          0.00
                                                    2002     32.51        22.70        594.07
                                                    2003     22.70        31.30      1,824.32
                                                    2004     31.30        34.62      3,245.89
                                                    2005     34.62        37.53      3,140.57

BlackRock Bond Income Division/(a)/................ 2001     37.15        38.08          0.00
                                                    2002     38.08        40.39      8,226.83
                                                    2003     40.39        41.86      8,479.83
                                                    2004     41.86        42.81      8,223.39
                                                    2005     42.81        42.93      9,694.81

BlackRock Diversified Division/(c)/................ 2001     34.19        33.25          0.00
                                                    2002     33.25        28.07      4,057.91
                                                    2003     28.07        33.14     14,130.18
                                                    2004     33.14        35.19     11,645.66
                                                    2005     35.19        35.53     11,758.61

BlackRock Investment Trust Division/(c)/........... 2001     63.85        59.46          0.00
                                                    2002     59.46        43.03      3,682.98
                                                    2003     43.03        54.88      6,585.98
                                                    2004     54.88        59.58      7,034.37
                                                    2005     59.58        60.44      7,261.42

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.89        477.34
                                                    2003      7.89        10.48      9,377.85
                                                    2004     10.48        11.65      9,436.09
                                                    2005     11.65        12.07      9,210.78

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $20.29       $20.10          0.00
                                                  2004     20.10        19.88          0.00
                                                  2005     19.88        20.03          0.00

BlackRock Strategic Value Division/(c)/.......... 2001     14.13        13.86          0.00
                                                  2002     13.86        10.67     45,836.72
                                                  2003     10.67        15.69     55,838.46
                                                  2004     15.69        17.72     77,153.87
                                                  2005     17.72        18.07     70,668.67

Davis Venture Value Division/(c)/................ 2001     26.19        25.42          0.00
                                                  2002     25.42        20.80      4,173.04
                                                  2003     20.80        26.67     12,986.92
                                                  2004     26.67        29.33     16,350.50
                                                  2005     29.33        31.69     14,462.41

FI International Stock Division/(c)/............. 2001     11.58        10.80          0.00
                                                  2002     10.80         8.73      4,289.94
                                                  2003      8.73        10.95     10,133.66
                                                  2004     10.95        12.67      8,229.47
                                                  2005     12.67        14.64      5,687.67

FI Mid Cap Opportunities Division/(h)/........... 2001     17.77        15.26          0.00
                                                  2002     15.26        10.60      3,885.54
                                                  2003     10.60        13.99      7,446.88
                                                  2004     13.99        16.05     19,045.42
                                                  2005     16.05        16.80     17,985.10

FI Value Leaders Division/(d)/................... 2002     21.63        17.74          0.00
                                                  2003     17.74        22.05      1,166.59
                                                  2004     22.05        24.56      5,242.21
                                                  2005     24.56        26.62      7,862.59

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.16         8.76          0.00
                                                  2002      8.76         6.20     13,248.07
                                                  2003      6.20         8.79     15,372.26
                                                  2004      8.79         9.59     15,871.81
                                                  2005      9.59         9.83     15,368.29

Harris Oakmark Focused Value Division/(c)/....... 2001     24.27        25.05          0.00
                                                  2002     25.05        22.36     17,966.44
                                                  2003     22.36        29.04     24,903.78
                                                  2004     29.04        31.26     32,921.43
                                                  2005     31.26        33.67     33,023.25

Harris Oakmark International Division/(d)/....... 2002     10.56         8.77        249.64
                                                  2003      8.77        11.63     16,902.36
                                                  2004     11.63        13.76     35,058.24
                                                  2005     13.76        15.43     38,676.82

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Harris Oakmark Large Cap Value Division/(c)/......... 2001    $11.48       $11.29           0.00
                                                      2002     11.29         9.49      52,800.59
                                                      2003      9.49        11.66      68,038.59
                                                      2004     11.66        12.73      67,289.86
                                                      2005     12.73        12.29      62,456.59

Janus Aggressive Growth Division/(e)/................ 2001      8.85         7.71           0.00
                                                      2002      7.71         5.24       7,458.10
                                                      2003      5.24         6.68       6,879.18
                                                      2004      6.68         7.11       6,273.61
                                                      2005      7.11         7.93       5,488.26

Jennison Growth Division............................. 2001      5.35         4.87           0.00
                                                      2002      4.87         3.39      12,319.02
                                                      2003      3.39         4.18      18,669.32
                                                      2004      4.18         4.29      17,612.61
                                                      2005      4.29         4.74      16,008.68

Lazard Mid-Cap Division/(d)/......................... 2002     11.36         9.61          69.89
                                                      2003      9.61        11.91      12,770.05
                                                      2004     11.91        13.36       9,935.82
                                                      2005     13.36        14.19       8,696.22

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.02        11.21           0.00
                                                      2002     11.21        12.09      58,400.34
                                                      2003     12.09        12.27      79,022.18
                                                      2004     12.27        12.51     121,799.63
                                                      2005     12.51        12.52     112,600.59

Loomis Sayles Small Cap Division/(c)/................ 2001     22.05        21.54           0.00
                                                      2002     21.54        16.55       1,676.09
                                                      2003     16.55        22.12       4,146.38
                                                      2004     22.12        25.21       5,628.28
                                                      2005     25.21        26.39       4,754.63

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.50        10.22           0.00
                                                      2002     10.22        10.14       4,888.16
                                                      2003     10.14        11.87      26,926.45
                                                      2004     11.87        12.60      38,285.38
                                                      2005     12.60        12.56      31,566.35

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.19         8.43         323.40
                                                      2003      8.43        11.49       1,226.43
                                                      2004     11.49        12.01       1,678.49
                                                      2005     12.01        12.78       1,742.83

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.37        10.23           0.00
                                                      2002     10.23         8.53      15,540.54
                                                      2003      8.53        11.27      25,373.69
                                                      2004     11.27        12.81      22,986.81
                                                      2005     12.81        14.09      18,766.32

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division/(c)/........... 2001    $35.82       $33.74          0.00
                                             2002     33.74        25.67     17,492.15
                                             2003     25.67        32.23     31,968.99
                                             2004     32.23        34.88     58,929.48
                                             2005     34.88        35.75     53,478.98

MFS(R) Investors Trust Division/(c)/........ 2001      8.61         8.17          0.00
                                             2002      8.17         6.39      4,389.51
                                             2003      6.39         7.61      3,579.58
                                             2004      7.61         8.31     15,052.67
                                             2005      8.31         8.73     15,629.23

MFS(R) Research International Division/(c)/. 2001      8.99         8.33          0.00
                                             2002      8.33         7.22      1,282.29
                                             2003      7.22         9.35      3,561.59
                                             2004      9.35        10.97      5,435.30
                                             2005     10.97        12.54      4,840.19

MFS(R) Total Return Division/(c)/........... 2004     33.48        36.27        646.66
                                             2005     36.27        36.58      1,203.01

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.24         8.46          0.00
                                             2002      8.46         6.91     19,127.95
                                             2003      6.91         9.31     43,523.07
                                             2004      9.31        10.91     46,098.93
                                             2005     10.91        12.09     36,008.12

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.14        14.80          0.00
                                             2002     14.80        13.11      8,500.57
                                             2003     13.11        17.53     21,064.27
                                             2004     17.53        21.11     28,083.59
                                             2005     21.11        23.21     30,508.33

Oppenheimer Global Equity Division/(c)/..... 2001     12.62        11.87          0.00
                                             2002     11.87         9.77     11,930.27
                                             2003      9.77        12.49     14,622.39
                                             2004     12.49        14.22     21,811.17
                                             2005     14.22        16.20     16,832.32

PIMCO Total Return/(c)/..................... 2001     10.22        10.39          0.00
                                             2002     10.39        11.15     33,719.11
                                             2003     11.15        11.41     82,993.61
                                             2004     11.41        11.76     93,168.41
                                             2005     11.76        11.80     76,792.21

RCM Global Technology Division/(c)/......... 2001      7.03         6.06          0.00
                                             2002      6.06         2.93     17,669.77
                                             2003      2.93         4.53     58,809.62
                                             2004      4.53         4.25     67,918.14
                                             2005      4.25         4.64     57,877.70

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Russell 2000(R) Index Division/(c)/.................. 2001    $11.84       $11.76          0.00
                                                      2002     11.76         9.16      8,241.82
                                                      2003      9.16        13.12     15,600.66
                                                      2004     13.12        15.11     22,910.79
                                                      2005     15.11        15.48     21,394.44

T. Rowe Price Large Cap Growth Division/(c)/......... 2001     11.48        11.32          0.00
                                                      2002     11.32         8.51        661.16
                                                      2003      8.51        10.90      9,314.88
                                                      2004     10.90        11.74     13,503.43
                                                      2005     11.74        12.25     12,718.47

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.62         8.21          0.00
                                                      2002      8.21         4.50     23,974.10
                                                      2003      4.50         6.04     28,660.07
                                                      2004      6.04         7.00     48,665.58
                                                      2005      7.00         7.86     47,518.75

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     11.98        11.76          0.00
                                                      2002     11.76         8.44      3,071.10
                                                      2003      8.44        11.65      7,849.46
                                                      2004     11.65        12.68      9,355.46
                                                      2005     12.68        13.78      7,628.18

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.01        15.27          0.00
                                                      2002     15.27        16.38     12,628.58
                                                      2003     16.38        18.07     44,182.76
                                                      2004     18.07        18.86     35,112.90
                                                      2005     18.86        19.00     38,553.13

Western Asset Management U.S Government Division/(c)/ 2001     13.95        14.20          0.00
                                                      2002     14.20        14.99     91,770.36
                                                      2003     14.99        14.93     52,239.43
                                                      2004     14.93        15.05     31,829.09
                                                      2005     15.05        14.99     32,306.49

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.35 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.82      $ 13.49           0.00
                                                    2002     13.49        10.76      42,895.22
                                                    2003     10.76        16.28     112,324.42
                                                    2004     16.28        19.38     150,999.66
                                                    2005     19.38        23.94     176,130.69

American Funds Growth Division..................... 2001    124.45       112.74          49.73
                                                    2002    112.74        83.90      24,968.30
                                                    2003     83.90       113.07      76,886.54
                                                    2004    113.07       125.30      84,117.51
                                                    2005    125.30       143.43      81,958.32

American Funds Growth-Income Division.............. 2001     87.31        83.85          67.94
                                                    2002     83.85        67.45      34,473.47
                                                    2003     67.45        87.99      98,731.01
                                                    2004     87.99        95.67     103,829.96
                                                    2005     95.67        99.75     100,353.40

BlackRock Aggressive Growth Division/(c)/.......... 2001     37.41        35.29           0.00
                                                    2002     35.29        24.79       7,386.06
                                                    2003     24.79        34.39      24,452.47
                                                    2004     34.39        38.26      22,934.30
                                                    2005     38.26        41.73      17,352.17

BlackRock Bond Income Division/(a)/................ 2001     41.41        42.56       1,904.42
                                                    2002     42.56        45.41      48,510.98
                                                    2003     45.41        47.35      80,135.60
                                                    2004     47.35        48.71      77,023.59
                                                    2005     48.71        49.14      71,138.99

BlackRock Diversified Division/(c)/................ 2001     37.43        36.49           0.00
                                                    2002     36.49        30.98      52,924.09
                                                    2003     30.98        36.81     126,613.75
                                                    2004     36.81        39.32     110,693.31
                                                    2005     39.32        39.94     102,872.09

BlackRock Investment Trust Division/(c)/........... 2001     71.19        66.45           0.00
                                                    2002     66.45        48.38      22,126.54
                                                    2003     48.38        62.07      54,067.88
                                                    2004     62.07        67.79      44,561.24
                                                    2005     67.79        69.19      37,120.79

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.92      26,007.00
                                                    2003      7.92        10.58     114,758.59
                                                    2004     10.58        11.83     124,616.77
                                                    2005     11.83        12.34     132,351.74

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $22.83       $22.72           0.00
                                                  2004     22.72        22.60      24,745.68
                                                  2005     22.60        22.91      15,864.88

BlackRock Strategic Value Division/(c)/.......... 2001     14.22        13.99         417.61
                                                  2002     13.99        10.83     238,452.23
                                                  2003     10.83        16.02     505,050.18
                                                  2004     16.02        18.21     506,824.52
                                                  2005     18.21        18.67     467,174.61

Davis Venture Value Division/(c)/................ 2001     27.27        26.54           0.00
                                                  2002     26.54        21.85      26,063.03
                                                  2003     21.85        28.18      79,580.31
                                                  2004     28.18        31.18      86,014.48
                                                  2005     31.18        33.88     100,194.76

FI International Stock Division/(c)/............. 2001     12.32        11.52           0.00
                                                  2002     11.52         9.36      43,634.50
                                                  2003      9.36        11.81     106,128.64
                                                  2004     11.81        13.75     105,876.06
                                                  2005     13.75        15.99     129,756.72

FI Mid Cap Opportunities Division/(h)/........... 2001     18.25        15.71           0.00
                                                  2002     15.71        10.98      28,007.26
                                                  2003     10.98        14.58      79,667.48
                                                  2004     14.58        16.82     117,857.25
                                                  2005     16.82        17.72      99,136.78

FI Value Leaders Division/(d)/................... 2002     22.83        18.80       1,227.76
                                                  2003     18.80        23.51      19,216.51
                                                  2004     23.51        26.34      18,013.62
                                                  2005     26.34        28.73      25,281.89

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.17         8.79         641.28
                                                  2002      8.79         6.26      42,198.43
                                                  2003      6.26         8.94     129,883.22
                                                  2004      8.94         9.81     110,100.66
                                                  2005      9.81        10.11     100,061.07

Harris Oakmark Focused Value Division/(c)/....... 2001     25.51        26.39       3,000.25
                                                  2002     26.39        23.69     100,372.64
                                                  2003     23.69        30.96     197,310.42
                                                  2004     30.96        33.53     187,826.49
                                                  2005     33.53        36.33     173,904.88

Harris Oakmark International Division/(d)/....... 2002     10.59         8.84       1,376.82
                                                  2003      8.84        11.79      23,574.96
                                                  2004     11.79        14.03      50,647.63
                                                  2005     14.03        15.82      63,311.72

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.67        11.50       6,886.22
                                                  2002     11.50         9.73     250,318.17
                                                  2003      9.73        12.03     531,019.92
                                                  2004     12.03        13.21     500,901.37
                                                  2005     13.21        12.83     471,804.15

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Janus Aggressive Growth Division/(e)/................ 2001    $ 8.86       $ 7.74          742.89
                                                      2002      7.74         5.29       35,295.70
                                                      2003      5.29         6.79       53,677.30
                                                      2004      6.79         7.27       49,505.32
                                                      2005      7.27         8.15       40,695.65

Jennison Growth Division............................. 2001      5.39         4.92            0.00
                                                      2002      4.92         3.45       45,545.26
                                                      2003      3.45         4.28      117,550.11
                                                      2004      4.28         4.42      106,948.60
                                                      2005      4.42         4.91      102,688.22

Lazard Mid-Cap Division/(d)/......................... 2002     11.40         9.68       27,389.10
                                                      2003      9.68        12.07      101,179.91
                                                      2004     12.07        13.63      103,651.12
                                                      2005     13.63        14.55      105,505.48

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.20        11.42        6,261.19
                                                      2002     11.42        12.40      312,736.82
                                                      2003     12.40        12.66      874,135.59
                                                      2004     12.66        12.98    1,032,562.73
                                                      2005     12.98        13.06      920,216.74

Loomis Sayles Small Cap Division/(c)/................ 2001     23.03        22.55            0.00
                                                      2002     22.55        17.43        8,854.74
                                                      2003     17.43        23.44       14,865.07
                                                      2004     23.44        26.87       15,772.24
                                                      2005     26.87        28.31       15,889.83

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.79        10.52            0.00
                                                      2002     10.52        10.50       25,553.69
                                                      2003     10.50        12.37      135,998.74
                                                      2004     12.37        13.21      144,063.98
                                                      2005     13.21        13.24      145,272.09

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.23         8.49       12,002.23
                                                      2003      8.49        11.65       47,269.92
                                                      2004     11.65        12.25       55,942.48
                                                      2005     12.25        13.11       46,250.06

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.43        10.33            0.00
                                                      2002     10.33         8.66      172,378.33
                                                      2003      8.66        11.51      419,021.80
                                                      2004     11.51        13.16      327,734.49
                                                      2005     13.16        14.56      295,468.66

MetLife Stock Index Division/(c)/.................... 2001     38.32        36.19            0.00
                                                      2002     36.19        27.70      119,578.50
                                                      2003     27.70        34.98      344,851.84
                                                      2004     34.98        38.10      429,636.65
                                                      2005     38.10        39.27      376,059.33

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MFS(R) Investors Trust Division/(c)/........ 2001    $ 8.73       $ 8.30           0.00
                                             2002      8.30         6.53      21,527.40
                                             2003      6.53         7.83      58,898.39
                                             2004      7.83         8.60      71,228.93
                                             2005      8.60         9.09      79,832.46

MFS(R) Research International Division/(c)/. 2001      9.02         8.37         685.38
                                             2002      8.37         7.30      43,753.69
                                             2003      7.30         9.51     106,300.23
                                             2004      9.51        11.23      93,438.81
                                             2005     11.23        12.91     118,584.13

MFS(R) Total Return Division/(c)/........... 2004     37.07        40.33       5,015.22
                                             2005     40.33        40.92      12,188.95

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.39         8.62           0.00
                                             2002      8.62         7.09     185,161.47
                                             2003      7.09         9.60     490,202.46
                                             2004      9.60        11.32     400,427.76
                                             2005     11.32        12.62     340,743.12

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.40        15.09           0.00
                                             2002     15.09        13.44      61,842.64
                                             2003     13.44        18.08     153,070.93
                                             2004     18.08        21.90     192,494.69
                                             2005     21.90        24.22     185,948.75

Oppenheimer Global Equity Division/(c)/..... 2001     12.96        12.22           0.00
                                             2002     12.22        10.11      25,723.07
                                             2003     10.11        13.01      87,598.04
                                             2004     13.01        14.91      88,437.03
                                             2005     14.91        17.08     104,706.65

PIMCO Total Return/(c)/..................... 2001     10.25        10.44         893.80
                                             2002     10.44        11.27     348,728.42
                                             2003     11.27        11.61     785,206.99
                                             2004     11.61        12.04     736,011.39
                                             2005     12.04        12.15     770,230.72

RCM Global Technology Division/(c)/......... 2001      7.05         6.09           0.00
                                             2002      6.09         2.97      26,937.79
                                             2003      2.97         4.61     282,985.19
                                             2004      4.61         4.35     254,320.32
                                             2005      4.35         4.78     215,482.65

Russell 2000(R) Index Division/(c)/......... 2001     12.04        11.99           0.00
                                             2002     11.99         9.39      88,447.10
                                             2003      9.39        13.53     283,477.35
                                             2004     13.53        15.68     231,061.72
                                             2005     15.68        16.16     188,559.84

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/......... 2001    $11.67       $11.53           0.00
                                                      2002     11.53         8.73      31,319.69
                                                      2003      8.73        11.24     134,850.44
                                                      2004     11.24        12.18     140,086.68
                                                      2005     12.18        12.79     150,140.67

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.64         8.26         703.88
                                                      2002      8.26         4.56      82,736.61
                                                      2003      4.56         6.15     157,205.97
                                                      2004      6.15         7.16     167,613.18
                                                      2005      7.16         8.10     198,655.45

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.30        12.11           0.00
                                                      2002     12.11         8.74      20,287.57
                                                      2003      8.74        12.13      69,711.26
                                                      2004     12.13        13.29      76,684.45
                                                      2005     13.29        14.53      89,028.74

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.63        15.94           0.00
                                                      2002     15.94        17.20      63,409.50
                                                      2003     17.20        19.09     196,359.24
                                                      2004     19.09        20.05     189,299.59
                                                      2005     20.05        20.31     196,410.28

Western Asset Management U.S Government Division/(c)/ 2001     14.53        14.82           0.00
                                                      2002     14.82        15.74     188,005.10
                                                      2003     15.74        15.77     313,395.25
                                                      2004     15.77        15.99     264,335.59
                                                      2005     15.99        16.03     242,161.56

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.60 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.70      $ 13.37           0.00
                                                    2002     13.37        10.63      50,260.05
                                                    2003     10.63        16.05      33,583.22
                                                    2004     16.05        19.06     196,758.18
                                                    2005     19.06        23.48     142,590.73

American Funds Growth Division..................... 2001    119.13       107.80           0.00
                                                    2002    107.80        80.02      10,214.32
                                                    2003     80.02       107.58      39,810.16
                                                    2004    107.58       118.92      94,829.19
                                                    2005    118.92       135.79      63,053.30

American Funds Growth-Income Division.............. 2001     83.58        80.18           0.00
                                                    2002     80.18        64.34       4,959.21
                                                    2003     64.34        83.72      44,066.19
                                                    2004     83.72        90.80     106,600.75
                                                    2005     90.80        94.43      74,211.75

BlackRock Aggressive Growth Division/(c)/.......... 2001     36.19        34.10           0.00
                                                    2002     34.10        23.90       2,861.07
                                                    2003     23.90        33.07      14,524.85
                                                    2004     33.07        36.70      18,023.58
                                                    2005     36.70        39.93      16,332.73

BlackRock Bond Income Division/(a)/................ 2001     39.58        40.64           0.00
                                                    2002     40.64        43.25      19,652.89
                                                    2003     43.25        44.98      37,113.50
                                                    2004     44.98        46.16      42,622.53
                                                    2005     46.16        46.45      47,470.82

BlackRock Diversified Division/(c)/................ 2001     36.04        35.10         409.22
                                                    2002     35.10        29.73       5,960.15
                                                    2003     29.73        35.23      65,994.47
                                                    2004     35.23        37.55      72,695.82
                                                    2005     37.55        38.04      66,948.04

BlackRock Investment Trust Division/(c)/........... 2001     68.03        63.45           0.00
                                                    2002     63.45        46.07       3,991.94
                                                    2003     46.07        58.96      12,824.81
                                                    2004     58.96        64.24      24,089.72
                                                    2005     64.24        65.40      21,248.45

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.91         547.02
                                                    2003      7.91        10.54      21,598.96
                                                    2004     10.54        11.76      44,681.26
                                                    2005     11.76        12.23      47,804.22

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $21.73       $21.59         416.51
                                                  2004     21.59        21.42       4,802.10
                                                  2005     21.42        21.66       4,720.32

BlackRock Strategic Value Division/(c)/.......... 2001     14.18        13.93         689.38
                                                  2002     13.93        10.76      91,901.46
                                                  2003     10.76        15.88     205,124.95
                                                  2004     15.88        18.00     309,839.67
                                                  2005     18.00        18.42     284,193.77

Davis Venture Value Division/(c)/................ 2001     26.81        26.07         552.10
                                                  2002     26.07        21.41       2,228.67
                                                  2003     21.41        27.54      27,983.13
                                                  2004     27.54        30.40      63,371.98
                                                  2005     30.40        32.95      63,396.39

FI International Stock Division/(c)/............. 2001     12.01        11.21           0.00
                                                  2002     11.21         9.09       4,532.27
                                                  2003      9.09        11.44      11,902.93
                                                  2004     11.44        13.29      21,623.90
                                                  2005     13.29        15.41      35,957.35

FI Mid Cap Opportunities Division/(h)/........... 2001     18.04        15.52           0.00
                                                  2002     15.52        10.82      54,192.31
                                                  2003     10.82        14.33      72,345.81
                                                  2004     14.33        16.50      76,342.26
                                                  2005     16.50        17.33      60,450.88

FI Value Leaders Division/(d)/................... 2002     22.33        18.35         344.36
                                                  2003     18.35        22.89       4,734.87
                                                  2004     22.89        25.58       9,998.64
                                                  2005     25.58        27.83      13,005.67

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.17         8.78           0.00
                                                  2002      8.78         6.24      87,945.12
                                                  2003      6.24         8.88      78,729.98
                                                  2004      8.88         9.72      69,053.06
                                                  2005      9.72         9.99      69,997.35

Harris Oakmark Focused Value Division/(c)/....... 2001     24.99        25.82           0.00
                                                  2002     25.82        23.13      53,739.83
                                                  2003     23.13        30.15     101,690.43
                                                  2004     30.15        32.57     145,020.25
                                                  2005     32.57        35.20     144,749.46

Harris Oakmark International Division/(d)/....... 2002     10.58         8.81         257.86
                                                  2003      8.81        11.72      13,203.02
                                                  2004     11.72        13.92      59,358.39
                                                  2005     13.92        15.66      63,924.08

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Harris Oakmark Large Cap Value Division/(c)/......... 2001    $11.59       $11.41         842.25
                                                      2002     11.41         9.63     101,695.49
                                                      2003      9.63        11.88     185,167.26
                                                      2004     11.88        13.01     256,273.56
                                                      2005     13.01        12.60     254,824.41

Janus Aggressive Growth Division/(e)/................ 2001      8.86         7.73           0.00
                                                      2002      7.73         5.27      15,617.30
                                                      2003      5.27         6.74      34,626.57
                                                      2004      6.74         7.20      45,035.05
                                                      2005      7.20         8.06      39,699.03

Jennison Growth Division............................. 2001      5.38         4.90           0.00
                                                      2002      4.90         3.42       5,925.30
                                                      2003      3.42         4.24      40,814.30
                                                      2004      4.24         4.37      50,532.37
                                                      2005      4.37         4.84      48,296.42

Lazard Mid-Cap Division/(d)/......................... 2002     11.38         9.65       3,736.83
                                                      2003      9.65        12.00      17,487.67
                                                      2004     12.00        13.52      25,697.55
                                                      2005     13.52        14.40      23,666.59

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.12        11.33           0.00
                                                      2002     11.33        12.27      58,494.60
                                                      2003     12.27        12.50     210,344.65
                                                      2004     12.50        12.78     491,673.43
                                                      2005     12.78        12.83     460,530.48

Loomis Sayles Small Cap Division/(c)/................ 2001     22.62        22.12           0.00
                                                      2002     22.12        17.06         405.03
                                                      2003     17.06        22.88       3,696.18
                                                      2004     22.88        26.16       7,319.76
                                                      2005     26.16        27.49       7,781.13

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.67        10.40           0.00
                                                      2002     10.40        10.35       5,269.21
                                                      2003     10.35        12.16      61,536.62
                                                      2004     12.16        12.95      78,480.75
                                                      2005     12.95        12.95      95,558.26

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.21         8.47       2,943.67
                                                      2003      8.47        11.58      19,935.27
                                                      2004     11.58        12.15      30,221.45
                                                      2005     12.15        12.97      27,847.43

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.40        10.29           0.00
                                                      2002     10.29         8.60      25,550.08
                                                      2003      8.60        11.41     103,605.72
                                                      2004     11.41        13.01     225,411.46
                                                      2005     13.01        14.36     224,579.71

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division/(c)/........... 2001    $37.26       $35.15         271.19
                                             2002     35.15        26.84      12,940.91
                                             2003     26.84        33.81      92,140.62
                                             2004     33.81        36.72     256,357.39
                                             2005     36.72        37.76     241,434.67

MFS(R) Investors Trust Division/(c)/........ 2001      8.68         8.25           0.00
                                             2002      8.25         6.47       7,238.41
                                             2003      6.47         7.74      14,117.05
                                             2004      7.74         8.48      31,628.18
                                             2005      8.48         8.93      30,737.30

MFS(R) Research International Division/(c)/. 2001      9.01         8.36           0.00
                                             2002      8.36         7.26       6,530.97
                                             2003      7.26         9.45      15,749.60
                                             2004      9.45        11.12      20,155.59
                                             2005     11.12        12.76      26,995.69

MFS(R) Total Return Division/(c)/........... 2004     35.53        38.58       2,372.87
                                             2005     38.58        39.05      24,860.40

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.33         8.55       1,134.44
                                             2002      8.55         7.01      25,760.25
                                             2003      7.01         9.48     133,476.39
                                             2004      9.48        11.14     287,065.06
                                             2005     11.14        12.40     272,867.19

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.29        14.97           0.00
                                             2002     14.97        13.30       6,269.48
                                             2003     13.30        17.85      31,952.13
                                             2004     17.85        21.57      89,084.49
                                             2005     21.57        23.79     111,909.44

Oppenheimer Global Equity Division/(c)/..... 2001     12.82        12.08         798.99
                                             2002     12.08         9.97      59,029.65
                                             2003      9.97        12.79      50,809.38
                                             2004     12.79        14.62      30,241.53
                                             2005     14.62        16.71      36,252.15

PIMCO Total Return/(c)/..................... 2001     10.24        10.42       1,850.40
                                             2002     10.42        11.22      60,604.80
                                             2003     11.22        11.53     169,677.41
                                             2004     11.53        11.92     280,191.91
                                             2005     11.92        12.01     273,415.16

RCM Global Technology Division/(c)/......... 2001      7.04         6.08           0.00
                                             2002      6.08         2.95       8,671.19
                                             2003      2.95         4.58     113,791.22
                                             2004      4.58         4.31     183,366.81
                                             2005      4.31         4.72     147,301.34

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Russell 2000(R) Index Division/(c)/.................. 2001    $11.96       $11.89           0.00
                                                      2002     11.89         9.29      16,474.52
                                                      2003      9.29        13.36      64,591.94
                                                      2004     13.36        15.44     105,022.07
                                                      2005     15.44        15.87      99,246.07

T. Rowe Price Large Cap Growth Division/(c)/......... 2001     11.59        11.44           0.00
                                                      2002     11.44         8.64       3,940.27
                                                      2003      8.64        11.10      33,643.59
                                                      2004     11.10        11.99      69,107.79
                                                      2005     11.99        12.56      64,461.91

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.63         8.24           0.00
                                                      2002      8.24         4.53       5,929.63
                                                      2003      4.53         6.10      42,207.20
                                                      2004      6.10         7.09      80,945.59
                                                      2005      7.09         8.00      90,556.35

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.16        11.96           0.00
                                                      2002     11.96         8.62       1,569.75
                                                      2003      8.62        11.93      25,339.99
                                                      2004     11.93        13.03      43,390.83
                                                      2005     13.03        14.22      29,163.60

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.37        15.66           0.00
                                                      2002     15.66        16.85      38,992.83
                                                      2003     16.85        18.66      63,281.83
                                                      2004     18.66        19.55     137,096.33
                                                      2005     19.55        19.75     145,499.72

Western Asset Management U.S Government Division/(c)/ 2001     14.29        14.56           0.00
                                                      2002     14.56        15.42      40,568.39
                                                      2003     15.42        15.41      47,499.44
                                                      2004     15.41        15.59      58,788.42
                                                      2005     15.59        15.59      63,276.92

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.75 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.64      $ 13.30          0.00
                                                    2002     13.30        10.56      6,440.52
                                                    2003     10.56        15.91     26,264.88
                                                    2004     15.91        18.87     32,210.40
                                                    2005     18.87        23.21     34,001.23

American Funds Growth Division..................... 2001    116.04       104.94          0.00
                                                    2002    104.94        77.78      6,100.79
                                                    2003     77.78       104.42     15,014.89
                                                    2004    104.42       115.25     20,010.20
                                                    2005    115.25       131.40     21,095.03

American Funds Growth-Income Division.............. 2001     81.41        78.06          0.00
                                                    2002     78.06        62.54      7,458.73
                                                    2003     62.54        81.26     22,882.90
                                                    2004     81.26        88.00     19,915.47
                                                    2005     88.00        91.38     18,399.97

BlackRock Aggressive Growth Division/(c)/.......... 2001     35.48        33.41          0.00
                                                    2002     33.41        23.38        795.23
                                                    2003     23.38        32.30      8,668.62
                                                    2004     32.30        35.79      6,348.02
                                                    2005     35.79        38.88      4,678.86

BlackRock Bond Income Division/(a)/................ 2001     38.52        39.52          0.00
                                                    2002     39.52        42.00      6,322.07
                                                    2003     42.00        43.62     14,570.11
                                                    2004     43.62        44.69     15,440.31
                                                    2005     44.69        44.91     15,345.62

BlackRock Diversified Division/(c)/................ 2001     35.23        34.30          0.00
                                                    2002     34.30        29.01     14,236.48
                                                    2003     29.01        34.32     23,378.07
                                                    2004     34.32        36.52     17,533.44
                                                    2005     36.52        36.94     16,135.32

BlackRock Investment Trust Division/(c)/........... 2001     66.21        61.71          0.00
                                                    2002     61.71        44.74      2,941.32
                                                    2003     44.74        57.18     14,091.56
                                                    2004     57.18        62.20     12,268.95
                                                    2005     62.20        63.23      8,568.10

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.90      1,045.39
                                                    2003      7.90        10.51     48,663.04
                                                    2004     10.51        11.71     55,203.09
                                                    2005     11.71        12.16     45,218.23

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $21.10       $20.94           0.00
                                                  2004     20.94        20.75      14,397.06
                                                  2005     20.75        20.95       6,726.55

BlackRock Strategic Value Division/(c)/.......... 2001     14.16        13.90           0.00
                                                  2002     13.90        10.72      36,657.40
                                                  2003     10.72        15.80     133,125.92
                                                  2004     15.80        17.88     125,137.37
                                                  2005     17.88        18.27      82,075.51

Davis Venture Value Division/(c)/................ 2001     26.54        25.79           0.00
                                                  2002     25.79        21.15      14,097.12
                                                  2003     21.15        27.17      26,493.94
                                                  2004     27.17        29.94      32,146.17
                                                  2005     29.94        32.40      28,348.25

FI International Stock Division/(c)/............. 2001     11.82        11.04           0.00
                                                  2002     11.04         8.93      16,594.78
                                                  2003      8.93        11.23      26,664.14
                                                  2004     11.23        13.02      32,657.37
                                                  2005     13.02        15.07      37,830.08

FI Mid Cap Opportunities Division/(h)/........... 2001     17.93        15.41           0.00
                                                  2002     15.41        10.72      13,186.17
                                                  2003     10.72        14.18      18,417.63
                                                  2004     14.18        16.30      30,255.26
                                                  2005     16.30        17.10      29,161.06

FI Value Leaders Division/(d)/................... 2002     22.03        18.09          19.39
                                                  2003     18.09        22.53       1,116.03
                                                  2004     22.53        25.14       1,587.42
                                                  2005     25.14        27.31       6,548.25

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.16         8.77           0.00
                                                  2002      8.77         6.22       6,357.84
                                                  2003      6.22         8.84      23,716.37
                                                  2004      8.84         9.66      31,466.07
                                                  2005      9.66         9.92      82,657.70

Harris Oakmark Focused Value Division/(c)/....... 2001     24.68        25.49           0.00
                                                  2002     25.49        22.80      17,099.53
                                                  2003     22.80        29.67      36,613.61
                                                  2004     29.67        32.00      51,842.70
                                                  2005     32.00        34.54      49,013.95

Harris Oakmark International Division/(d)/....... 2002     10.57         8.79         150.24
                                                  2003      8.79        11.68       5,756.99
                                                  2004     11.68        13.85      34,650.85
                                                  2005     13.85        15.56      41,855.73

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.54        11.36           0.00
                                                  2002     11.36         9.57      37,049.39
                                                  2003      9.57        11.78      83,937.88
                                                  2004     11.78        12.89      83,672.91
                                                  2005     12.89        12.47      77,760.42

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Janus Aggressive Growth Division/(e)/................ 2001    $ 8.85       $ 7.72           0.00
                                                      2002      7.72         5.26       2,432.85
                                                      2003      5.26         6.71       3,673.77
                                                      2004      6.71         7.16      37,982.89
                                                      2005      7.16         8.00      37,355.96

Jennison Growth Division............................. 2001      5.37         4.89           0.00
                                                      2002      4.89         3.41      24,704.65
                                                      2003      3.41         4.21      37,202.23
                                                      2004      4.21         4.33      52,744.65
                                                      2005      4.33         4.80      52,607.91

Lazard Mid-Cap Division/(d)/......................... 2002     11.37         9.63       2,470.81
                                                      2003      9.63        11.96      30,292.08
                                                      2004     11.96        13.45       9,434.25
                                                      2005     13.45        14.31       6,722.56

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.08        11.28           0.00
                                                      2002     11.28        12.20     128,740.60
                                                      2003     12.20        12.40     198,429.22
                                                      2004     12.40        12.67     214,084.86
                                                      2005     12.67        12.70     214,835.07

Loomis Sayles Small Cap Division/(c)/................ 2001     22.37        21.87           0.00
                                                      2002     21.87        16.84       3,284.79
                                                      2003     16.84        22.55       7,404.12
                                                      2004     22.55        25.75       7,869.50
                                                      2005     25.75        27.02       5,428.42

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.60        10.32           0.00
                                                      2002     10.32        10.26      13,361.69
                                                      2003     10.26        12.04      28,790.84
                                                      2004     12.04        12.80      26,022.93
                                                      2005     12.80        12.78      25,118.04

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.20         8.45          46.45
                                                      2003      8.45        11.55       1,303.68
                                                      2004     11.55        12.09       3,924.92
                                                      2005     12.09        12.89       3,898.14

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.39        10.26           0.00
                                                      2002     10.26         8.57      69,423.06
                                                      2003      8.57        11.35     110,971.65
                                                      2004     11.35        12.93      67,646.38
                                                      2005     12.93        14.25      58,434.72

MetLife Stock Index Division/(c)/.................... 2001     36.64        34.54           0.00
                                                      2002     34.54        26.33      55,462.75
                                                      2003     26.33        33.12     109,787.51
                                                      2004     33.12        35.92     103,328.81
                                                      2005     35.92        36.89     101,768.38

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MFS(R) Investors Trust Division/(c)/........ 2001    $ 8.65       $ 8.21           0.00
                                             2002      8.21         6.44       5,638.13
                                             2003      6.44         7.68      12,776.81
                                             2004      7.68         8.40      13,415.67
                                             2005      8.40         8.85      12,773.23

MFS(R) Research International Division/(c)/. 2001      9.00         8.35           0.00
                                             2002      8.35         7.24       6,182.46
                                             2003      7.24         9.41      11,285.02
                                             2004      9.41        11.06       9,595.61
                                             2005     11.06        12.66      10,216.81

MFS(R) Total Return Division/(c)/........... 2004     34.63        37.57         720.93
                                             2005     37.57        37.98       2,111.55

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.29         8.51           0.00
                                             2002      8.51         6.97     107,905.08
                                             2003      6.97         9.41     171,239.43
                                             2004      9.41        11.04      89,102.11
                                             2005     11.04        12.27      74,504.10

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.23        14.90           0.00
                                             2002     14.90        13.22       6,018.15
                                             2003     13.22        17.71      22,239.61
                                             2004     17.71        21.37      29,408.03
                                             2005     21.37        23.54      34,357.82

Oppenheimer Global Equity Division/(c)/..... 2001     12.73        11.99           0.00
                                             2002     11.99         9.88       7,044.98
                                             2003      9.88        12.66      15,909.39
                                             2004     12.66        14.45      14,135.84
                                             2005     14.45        16.49      13,459.92

PIMCO Total Return/(c)/..................... 2001     10.23        10.41           0.00
                                             2002     10.41        11.19      57,074.25
                                             2003     11.19        11.48     120,232.46
                                             2004     11.48        11.85     101,401.69
                                             2005     11.85        11.92      95,789.48

RCM Global Technology Division/(c)/......... 2001      7.04         6.07           0.00
                                             2002      6.07         2.95      18,208.18
                                             2003      2.95         4.56     110,059.90
                                             2004      4.56         4.29     126,854.19
                                             2005      4.29         4.68     108,475.16

Russell 2000(R) Index Division/(c)/......... 2001     11.91        11.84           0.00
                                             2002     11.84         9.24      41,245.18
                                             2003      9.24        13.25      71,358.34
                                             2004     13.25        15.30      41,010.44
                                             2005     15.30        15.70      35,330.02

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/......... 2001    $11.54       $11.39          0.00
                                                      2002     11.39         8.58      6,864.43
                                                      2003      8.58        11.01     22,250.70
                                                      2004     11.01        11.88     46,365.22
                                                      2005     11.88        12.43     45,104.21

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.62         8.23          0.00
                                                      2002      8.23         4.52     11,666.87
                                                      2003      4.52         6.08     36,089.22
                                                      2004      6.08         7.05     35,783.95
                                                      2005      7.05         7.94     35,319.40

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.08        11.87          0.00
                                                      2002     11.87         8.54     12,713.95
                                                      2003      8.54        11.81     26,106.42
                                                      2004     11.81        12.88     28,700.52
                                                      2005     12.88        14.03     28,152.93

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.21        15.49          0.00
                                                      2002     15.49        16.65      6,548.67
                                                      2003     16.65        18.40     31,477.12
                                                      2004     18.40        19.25     34,624.63
                                                      2005     19.25        19.43     36,476.03

Western Asset Management U.S Government Division/(c)/ 2001     14.14        14.40          0.00
                                                      2002     14.40        15.23     46,463.29
                                                      2003     15.23        15.20     40,539.86
                                                      2004     15.20        15.36     41,984.65
                                                      2005     15.36        15.33     34,445.94

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.80 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.61      $ 13.27          0.00
                                                    2002     13.27        10.54     21,913.48
                                                    2003     10.54        15.87     33,168.46
                                                    2004     15.87        18.81     40,704.54
                                                    2005     18.81        23.12     50,476.12

American Funds Growth Division..................... 2001    115.03       104.01          0.00
                                                    2002    104.01        77.05     11,908.66
                                                    2003     77.05       103.38     29,210.57
                                                    2004    103.38       114.05     35,355.19
                                                    2005    114.05       129.97     37,762.93

American Funds Growth-Income Division.............. 2001     80.70        77.36          0.00
                                                    2002     77.36        61.95     11,856.25
                                                    2003     61.95        80.45     33,120.08
                                                    2004     80.45        87.08     44,353.72
                                                    2005     87.08        90.39     36,847.22

BlackRock Aggressive Growth Division/(c)/.......... 2001     35.24        33.18          0.00
                                                    2002     33.18        23.21      5,538.93
                                                    2003     23.21        32.05     10,857.62
                                                    2004     32.05        35.50     12,059.65
                                                    2005     35.50        38.54     10,541.44

BlackRock Bond Income Division/(a)/................ 2001     38.17        39.16          0.00
                                                    2002     39.16        41.59     18,136.56
                                                    2003     41.59        43.17     27,575.46
                                                    2004     43.17        44.22     27,352.41
                                                    2005     44.22        44.41     28,920.53

BlackRock Diversified Division/(c)/................ 2001     34.97        34.03        216.77
                                                    2002     34.03        28.77      9,100.33
                                                    2003     28.77        34.02     21,987.52
                                                    2004     34.02        36.18     29,583.42
                                                    2005     36.18        36.59     23,569.26

BlackRock Investment Trust Division/(c)/........... 2001     65.61        61.14        182.54
                                                    2002     61.14        44.31      5,944.65
                                                    2003     44.31        56.59     12,254.04
                                                    2004     56.59        61.53     12,114.36
                                                    2005     61.53        62.52      9,781.28

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.90      1,314.47
                                                    2003      7.90        10.51     15,353.02
                                                    2004     10.51        11.69     28,767.25
                                                    2005     11.69        12.14     28,964.83

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $20.89       $20.73           0.00
                                                  2004     20.73        20.53           0.00
                                                  2005     20.53        20.71           0.00

BlackRock Strategic Value Division/(c)/.......... 2001     14.15        13.89       1,913.57
                                                  2002     13.89        10.71      69,276.42
                                                  2003     10.71        15.77     125,325.24
                                                  2004     15.77        17.84     131,251.05
                                                  2005     17.84        18.22     107,057.96

Davis Venture Value Division/(c)/................ 2001     26.45        25.70       1,042.82
                                                  2002     25.70        21.06       8,348.55
                                                  2003     21.06        27.04      27,361.56
                                                  2004     27.04        29.78      43,083.43
                                                  2005     29.78        32.22      50,363.72

FI International Stock Division/(c)/............. 2001     11.76        10.98       1,298.28
                                                  2002     10.98         8.88      17,137.21
                                                  2003      8.88        11.16      28,017.90
                                                  2004     11.16        12.93      28,339.03
                                                  2005     12.93        14.96      25,342.92

FI Mid Cap Opportunities Division/(h)/........... 2001     17.89        15.37         502.39
                                                  2002     15.37        10.69       5,714.40
                                                  2003     10.69        14.13       8,156.23
                                                  2004     14.13        16.24      21,466.02
                                                  2005     16.24        17.02      19,312.77

FI Value Leaders Division/(d)/................... 2002     21.93        18.00         332.24
                                                  2003     18.00        22.41       3,308.58
                                                  2004     22.41        24.99       3,475.82
                                                  2005     24.99        27.13       4,709.99

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.16         8.77           0.00
                                                  2002      8.77         6.21      15,804.88
                                                  2003      6.21         8.83      40,793.11
                                                  2004      8.83         9.65      32,953.14
                                                  2005      9.65         9.90      26,405.22

Harris Oakmark Focused Value Division/(c)/....... 2001     24.58        25.38       1,263.87
                                                  2002     25.38        22.69      27,595.16
                                                  2003     22.69        29.51      59,946.84
                                                  2004     29.51        31.82      72,274.83
                                                  2005     31.82        34.32      65,042.36

Harris Oakmark International Division/(d)/....... 2002     10.57         8.79       8,347.86
                                                  2003      8.79        11.67      12,877.02
                                                  2004     11.67        13.83      17,894.61
                                                  2005     13.83        15.53      27,126.37

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.53        11.34       3,046.37
                                                  2002     11.34         9.55      81,665.64
                                                  2003      9.55        11.75     187,898.97
                                                  2004     11.75        12.85     191,141.96
                                                  2005     12.85        12.42     179,104.51

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Janus Aggressive Growth Division/(e)/................ 2001    $ 8.85       $ 7.72           0.00
                                                      2002      7.72         5.25      22,482.17
                                                      2003      5.25         6.70       9,963.30
                                                      2004      6.70         7.15       6,085.33
                                                      2005      7.15         7.98       5,227.80

Jennison Growth Division............................. 2001      5.36         4.89           0.00
                                                      2002      4.89         3.41      35,397.61
                                                      2003      3.41         4.21      39,728.83
                                                      2004      4.21         4.32      40,694.70
                                                      2005      4.32         4.78      45,372.85

Lazard Mid-Cap Division/(d)/......................... 2002     11.37         9.63       1,007.93
                                                      2003      9.63        11.95      20,956.54
                                                      2004     11.95        13.43      10,054.92
                                                      2005     13.43        14.28       9,683.75

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.06        11.26       1,381.45
                                                      2002     11.26        12.17     101,636.24
                                                      2003     12.17        12.37     146,566.00
                                                      2004     12.37        12.63     160,937.89
                                                      2005     12.63        12.65     145,025.41

Loomis Sayles Small Cap Division/(c)/................ 2001     22.29        21.79           0.00
                                                      2002     21.79        16.76       1,484.27
                                                      2003     16.76        22.44       2,345.86
                                                      2004     22.44        25.61       2,256.23
                                                      2005     25.61        26.86       1,844.68

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.57        10.30           0.00
                                                      2002     10.30        10.23      13,746.63
                                                      2003     10.23        12.00      39,415.43
                                                      2004     12.00        12.75      33,886.01
                                                      2005     12.75        12.73      31,329.92

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.20         8.45           0.00
                                                      2003      8.45        11.53      22,282.93
                                                      2004     11.53        12.07      20,763.27
                                                      2005     12.07        12.86      20,416.74

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.38        10.26           0.00
                                                      2002     10.26         8.56      44,477.82
                                                      2003      8.56        11.33      67,406.81
                                                      2004     11.33        12.90      68,381.95
                                                      2005     12.90        14.21      58,401.15

MetLife Stock Index Division/(c)/.................... 2001     36.43        34.34         671.77
                                                      2002     34.34        26.17      41,120.31
                                                      2003     26.17        32.89      79,268.86
                                                      2004     32.89        35.66     118,801.55
                                                      2005     35.66        36.60      89,671.46

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MFS(R) Investors Trust Division/(c)/........ 2001    $ 8.64       $ 8.20           0.00
                                             2002      8.20         6.42       2,412.78
                                             2003      6.42         7.67      69,949.34
                                             2004      7.67         8.38     117,348.74
                                             2005      8.38         8.82     108,896.99

MFS(R) Research International Division/(c)/. 2001      9.00         8.34           0.00
                                             2002      8.34         7.24      25,190.05
                                             2003      7.24         9.39      33,498.87
                                             2004      9.39        11.04      41,768.42
                                             2005     11.04        12.63      27,894.46

MFS(R) Total Return Division/(c)/........... 2004     34.34        37.24           0.00
                                             2005     37.24        37.62       1,263.35

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.28         8.50       1,841.72
                                             2002      8.50         6.96      72,511.97
                                             2003      6.96         9.38     112,355.06
                                             2004      9.38        11.01     115,802.07
                                             2005     11.01        12.22      84,285.99

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.21        14.87           0.00
                                             2002     14.87        13.19      21,689.33
                                             2003     13.19        17.67      66,851.01
                                             2004     17.67        21.31      98,462.11
                                             2005     21.31        23.46     107,470.16

Oppenheimer Global Equity Division/(c)/..... 2001     12.71        11.96       3,103.32
                                             2002     11.96         9.85      10,581.89
                                             2003      9.85        12.62      20,427.99
                                             2004     12.62        14.39      20,725.47
                                             2005     14.39        16.41      16,532.53

PIMCO Total Return/(c)/..................... 2001     10.23        10.40       1,386.44
                                             2002     10.40        11.18      82,660.48
                                             2003     11.18        11.46     166,141.39
                                             2004     11.46        11.83     121,208.87
                                             2005     11.83        11.89     132,290.87

RCM Global Technology Division/(c)/......... 2001      7.03         6.07           0.00
                                             2002      6.07         2.94      14,254.00
                                             2003      2.94         4.55      47,156.95
                                             2004      4.55         4.28      45,287.82
                                             2005      4.28         4.67      42,402.55

Russell 2000(R) Index Division/(c)/......... 2001     11.89        11.82         717.97
                                             2002     11.82         9.22      32,103.24
                                             2003      9.22        13.22      57,338.41
                                             2004     13.22        15.26      57,531.84
                                             2005     15.26        15.65      63,815.41

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/......... 2001    $11.52       $11.37         988.35
                                                      2002     11.37         8.56      30,756.22
                                                      2003      8.56        10.99      55,519.83
                                                      2004     10.99        11.85      52,958.89
                                                      2005     11.85        12.39      49,905.75

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.62         8.22       1,378.37
                                                      2002      8.22         4.52      58,881.91
                                                      2003      4.52         6.07      89,716.97
                                                      2004      6.07         7.04      94,743.41
                                                      2005      7.04         7.92     106,030.37

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.06        11.85           0.00
                                                      2002     11.85         8.52      15,594.55
                                                      2003      8.52        11.77      26,823.97
                                                      2004     11.77        12.83      27,130.09
                                                      2005     12.83        13.97      26,757.08

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     15.16        15.43       1,007.68
                                                      2002     15.43        16.58       5,941.77
                                                      2003     16.58        18.32      26,730.46
                                                      2004     18.32        19.15      31,916.01
                                                      2005     19.15        19.32      48,019.14

Western Asset Management U.S Government Division/(c)/ 2001     14.10        14.35           0.00
                                                      2002     14.35        15.17      25,521.35
                                                      2003     15.17        15.13      41,839.55
                                                      2004     15.13        15.28      39,518.29
                                                      2005     15.28        15.24      38,078.20

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         2.00 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.53      $ 13.18          0.00
                                                    2002     13.18        10.44      1,924.46
                                                    2003     10.44        15.69      2,413.26
                                                    2004     15.69        18.56      4,253.14
                                                    2005     18.56        22.77      3,720.80

American Funds Growth Division..................... 2001    111.07       100.35          0.00
                                                    2002    100.35        74.19        775.60
                                                    2003     74.19        99.35      1,311.12
                                                    2004     99.35       109.38      1,989.57
                                                    2005    109.38       124.40      1,814.05

American Funds Growth-Income Division.............. 2001     77.93        74.64          0.00
                                                    2002     74.64        59.65         56.63
                                                    2003     59.65        77.32        453.38
                                                    2004     77.32        83.52      1,818.81
                                                    2005     83.52        86.51      2,396.81

BlackRock Aggressive Growth Division/(c)/.......... 2001     34.32        32.29          0.00
                                                    2002     32.29        22.53          0.00
                                                    2003     22.53        31.06        454.93
                                                    2004     31.06        34.33        609.77
                                                    2005     34.33        37.20        168.68

BlackRock Bond Income Division/(a)/................ 2001     36.81        37.73          0.00
                                                    2002     37.73        40.00        845.31
                                                    2003     40.00        41.44      2,036.79
                                                    2004     41.44        42.35      2,439.73
                                                    2005     42.35        42.45      2,435.95

BlackRock Diversified Division/(c)/................ 2001     33.93        32.99          0.00
                                                    2002     32.99        27.83        110.91
                                                    2003     27.83        32.85      2,511.68
                                                    2004     32.85        34.87      3,197.98
                                                    2005     34.87        35.19      3,169.34

BlackRock Investment Trust Division/(c)/........... 2001     63.28        58.91          0.00
                                                    2002     58.91        42.61        172.39
                                                    2003     42.61        54.32        439.64
                                                    2004     54.32        58.94        440.30
                                                    2005     58.94        59.77        438.56

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.89          0.00
                                                    2003      7.89        10.47          0.00
                                                    2004     10.47        11.63      3,355.84
                                                    2005     11.63        12.05      3,253.53

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $20.09       $19.90          0.00
                                                  2004     19.90        19.67          0.00
                                                  2005     19.67        19.81          0.00

BlackRock Strategic Value Division/(c)/.......... 2001     14.12        13.85          0.00
                                                  2002     13.85        10.66      6,524.30
                                                  2003     10.66        15.66      9,114.63
                                                  2004     15.66        17.68     10,966.08
                                                  2005     17.68        18.02      9,004.66

Davis Venture Value Division/(c)/................ 2001     26.10        25.33          0.00
                                                  2002     25.33        20.72      2,606.09
                                                  2003     20.72        26.55      2,989.29
                                                  2004     26.55        29.18      3,062.57
                                                  2005     29.18        31.51      3,023.48

FI International Stock Division/(c)/............. 2001     11.52        10.75          0.00
                                                  2002     10.75         8.68      5,786.60
                                                  2003      8.68        10.88      6,601.98
                                                  2004     10.88        12.58      6,573.98
                                                  2005     12.58        14.53      7,616.03

FI Mid Cap Opportunities Division/(h)/........... 2001     17.73        15.22          0.00
                                                  2002     15.22        10.57      6,002.79
                                                  2003     10.57        13.94      6,760.48
                                                  2004     13.94        15.99      6,680.92
                                                  2005     15.99        16.73      6,442.97

FI Value Leaders Division/(d)/................... 2002     21.54        17.65          0.00
                                                  2003     17.65        21.93          0.00
                                                  2004     21.93        24.42          0.00
                                                  2005     24.42        26.45          0.00

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.16         8.76          0.00
                                                  2002      8.76         6.19          0.00
                                                  2003      6.19         8.78      1,775.24
                                                  2004      8.78         9.57      2,836.43
                                                  2005      9.57         9.81        222.62

Harris Oakmark Focused Value Division/(c)/....... 2001     24.17        24.94          0.00
                                                  2002     24.94        22.25      2,762.36
                                                  2003     22.25        28.89      4,464.34
                                                  2004     28.89        31.08      5,088.39
                                                  2005     31.08        33.46      4,099.48

Harris Oakmark International Division/(d)/....... 2002     10.56         8.77          0.00
                                                  2003      8.77        11.62          0.00
                                                  2004     11.62        13.74      2,210.94
                                                  2005     13.74        15.39      1,658.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Harris Oakmark Large Cap Value Division/(c)/......... 2001    $11.46       $11.27          0.00
                                                      2002     11.27         9.47      2,408.09
                                                      2003      9.47        11.63      4,948.30
                                                      2004     11.63        12.69      6,244.20
                                                      2005     12.69        12.25      8,161.31

Janus Aggressive Growth Division/(e)/................ 2001      8.85         7.71          0.00
                                                      2002      7.71         5.24          0.00
                                                      2003      5.24         6.67        320.69
                                                      2004      6.67         7.10        284.39
                                                      2005      7.10         7.91        250.21

Jennison Growth Division............................. 2001      5.35         4.87          0.00
                                                      2002      4.87         3.39          0.00
                                                      2003      3.39         4.18          0.00
                                                      2004      4.18         4.28          0.53
                                                      2005      4.28         4.73          0.00

Lazard Mid-Cap Division/(d)/......................... 2002     11.35         9.60          0.00
                                                      2003      9.60        11.89          0.00
                                                      2004     11.89        13.34        267.45
                                                      2005     13.34        14.16        266.14

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.00        11.19          0.00
                                                      2002     11.19        12.07      5,472.32
                                                      2003     12.07        12.24     16,394.16
                                                      2004     12.24        12.47     41,555.07
                                                      2005     12.47        12.47     54,822.25

Loomis Sayles Small Cap Division/(c)/................ 2001     21.97        21.45          0.00
                                                      2002     21.45        16.48          0.00
                                                      2003     16.48        22.01        214.38
                                                      2004     22.01        25.07        214.24
                                                      2005     25.07        26.24        214.00

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.48        10.20          0.00
                                                      2002     10.20        10.11          0.00
                                                      2003     10.11        11.83      1,134.38
                                                      2004     11.83        12.55      1,509.40
                                                      2005     12.55        12.50      1,755.64

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.19         8.43          0.00
                                                      2003      8.43        11.48        413.02
                                                      2004     11.48        11.99        412.75
                                                      2005     11.99        12.75        412.27

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.36        10.23          0.00
                                                      2002     10.23         8.52        992.19
                                                      2003      8.52        11.25      3,230.22
                                                      2004     11.25        12.78      6,267.43
                                                      2005     12.78        14.05      6,188.02

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division/(c)/........... 2001    $35.62       $33.55          0.00
                                             2002     33.55        25.51      1,060.52
                                             2003     25.51        32.01      2,923.26
                                             2004     32.01        34.63     13,535.30
                                             2005     34.63        35.47     16,936.73

MFS(R) Investors Trust Division/(c)/........ 2001      8.60         8.16          0.00
                                             2002      8.16         6.38          0.00
                                             2003      6.38         7.60          0.00
                                             2004      7.60         8.28          0.00
                                             2005      8.28         8.70          0.00

MFS(R) Research International Division/(c)/. 2001      8.99         8.33          0.00
                                             2002      8.33         7.21          0.00
                                             2003      7.21         9.34          0.00
                                             2004      9.34        10.95          0.00
                                             2005     10.95        12.51      1,850.40

MFS(R) Total Return Division/(c)/........... 2004     33.19        35.95          0.00
                                             2005     35.95        36.24      1,335.09

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.23         8.45          0.00
                                             2002      8.45         6.90          0.00
                                             2003      6.90         9.29      4,323.55
                                             2004      9.29        10.87      8,964.83
                                             2005     10.87        12.05     12,782.49

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.12        14.78          0.00
                                             2002     14.78        13.08        177.81
                                             2003     13.08        17.49      1,230.14
                                             2004     17.49        21.05      1,765.76
                                             2005     21.05        23.12      3,214.66

Oppenheimer Global Equity Division/(c)/..... 2001     12.59        11.85          0.00
                                             2002     11.85         9.74          0.00
                                             2003      9.74        12.44        547.20
                                             2004     12.44        14.17        479.01
                                             2005     14.17        16.13      1,697.51

PIMCO Total Return/(c)/..................... 2001     10.22        10.38          0.00
                                             2002     10.38        11.13      3,936.79
                                             2003     11.13        11.40     11,880.53
                                             2004     11.40        11.74     13,066.53
                                             2005     11.74        11.77     13,723.33

RCM Global Technology Division/(c)/......... 2001      7.03         6.06          0.00
                                             2002      6.06         2.93          0.00
                                             2003      2.93         4.53      4,806.36
                                             2004      4.53         4.24          0.00
                                             2005      4.24         4.63          0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Russell 2000(R) Index Division/(c)/.................. 2001    $11.83       $11.74          0.00
                                                      2002     11.74         9.14      2,798.90
                                                      2003      9.14        13.08      5,896.70
                                                      2004     13.08        15.07      6,033.56
                                                      2005     15.07        15.42      4,282.04

T. Rowe Price Large Cap Growth Division/(c)/......... 2001     11.46        11.30          0.00
                                                      2002     11.30         8.49      5,921.78
                                                      2003      8.49        10.87      5,922.19
                                                      2004     10.87        11.70      5,976.83
                                                      2005     11.70        12.21      6,377.58

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.61         8.21          0.00
                                                      2002      8.21         4.50      1,547.88
                                                      2003      4.50         6.03      1,406.53
                                                      2004      6.03         6.98      3,021.87
                                                      2005      6.98         7.84      5,052.18

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     11.95        11.73          0.00
                                                      2002     11.73         8.42      6,141.65
                                                      2003      8.42        11.61      7,404.75
                                                      2004     11.61        12.63      6,865.52
                                                      2005     12.63        13.72      6,132.62

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     14.96        15.21          0.00
                                                      2002     15.21        16.31        985.57
                                                      2003     16.31        17.98      2,048.81
                                                      2004     17.98        18.77      2,763.31
                                                      2005     18.77        18.89      2,903.70

Western Asset Management U.S Government Division/(c)/ 2001     13.91        14.15          0.00
                                                      2002     14.15        14.93      3,587.44
                                                      2003     14.93        14.86     12,134.35
                                                      2004     14.86        14.97     10,947.76
                                                      2005     14.97        14.91      9,359.71

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         2.15 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.46      $ 13.10          0.00
                                                    2002     13.10        10.36        240.07
                                                    2003     10.36        15.55      2,826.25
                                                    2004     15.55        18.37     12,740.58
                                                    2005     18.37        22.51     10,408.87

American Funds Growth Division..................... 2001    108.20        97.69          0.00
                                                    2002     97.69        72.12        296.99
                                                    2003     72.12        96.42      1,763.09
                                                    2004     96.42       106.00      7,449.49
                                                    2005    106.00       120.37      4,184.29

American Funds Growth-Income Division.............. 2001     75.91        72.66          0.00
                                                    2002     72.66        57.98          0.00
                                                    2003     57.98        75.04      1,645.67
                                                    2004     75.04        80.94      6,746.42
                                                    2005     80.94        83.72      5,156.55

BlackRock Aggressive Growth Division/(c)/.......... 2001     33.64        31.63          0.00
                                                    2002     31.63        22.04          0.00
                                                    2003     22.04        30.33        425.58
                                                    2004     30.33        33.48        850.72
                                                    2005     33.48        36.23        858.28

BlackRock Bond Income Division/(a)/................ 2001     35.82        36.70          0.00
                                                    2002     36.70        38.84         35.75
                                                    2003     38.84        40.18      2,822.79
                                                    2004     40.18        41.01      3,346.62
                                                    2005     41.01        41.04      3,149.42

BlackRock Diversified Division/(c)/................ 2001     33.17        32.24          0.00
                                                    2002     32.24        27.15        184.32
                                                    2003     27.15        32.00        495.06
                                                    2004     32.00        33.91      2,899.19
                                                    2005     33.91        34.17      2,785.83

BlackRock Investment Trust Division/(c)/........... 2001     61.58        57.30          0.00
                                                    2002     57.30        41.38          0.00
                                                    2003     41.38        52.67        434.96
                                                    2004     52.67        57.06      1,002.21
                                                    2005     57.06        57.78        922.91

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.88         24.24
                                                    2003      7.88        10.44      1,990.50
                                                    2004     10.44        11.58      4,304.63
                                                    2005     11.58        11.98      3,251.04

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $19.50       $19.30          0.00
                                                  2004     19.30        19.05          0.00
                                                  2005     19.05        19.15          0.00

BlackRock Strategic Value Division/(c)/.......... 2001     14.10        13.82          0.00
                                                  2002     13.82        10.62      2,143.21
                                                  2003     10.62        15.58      9,447.33
                                                  2004     15.58        17.56     27,095.80
                                                  2005     17.56        17.87     22,089.70

Davis Venture Value Division/(c)/................ 2001     25.83        25.06          0.00
                                                  2002     25.06        20.47      1,028.09
                                                  2003     20.47        26.19        576.86
                                                  2004     26.19        28.74      3,927.86
                                                  2005     28.74        30.99      5,199.63

FI International Stock Division/(c)/............. 2001     11.35        10.57          0.00
                                                  2002     10.57         8.52      2,244.22
                                                  2003      8.52        10.67         27.97
                                                  2004     10.67        12.33        617.87
                                                  2005     12.33        14.21        658.04

FI Mid Cap Opportunities Division/(h)/........... 2001     17.61        15.11          0.00
                                                  2002     15.11        10.48      1,692.97
                                                  2003     10.48        13.80        296.55
                                                  2004     13.80        15.80      3,813.48
                                                  2005     15.80        16.51      4,062.73

FI Value Leaders Division/(d)/................... 2002     21.25        17.40          0.00
                                                  2003     17.40        21.59          0.00
                                                  2004     21.59        23.99      1,202.31
                                                  2005     23.99        25.96      1,145.45

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.15         8.75          0.00
                                                  2002      8.75         6.18          0.00
                                                  2003      6.18         8.75      1,312.41
                                                  2004      8.75         9.52      1,147.74
                                                  2005      9.52         9.74      1,355.21

Harris Oakmark Focused Value Division/(c)/....... 2001     23.88        24.62          0.00
                                                  2002     24.62        21.93      1,132.57
                                                  2003     21.93        28.43      1,495.33
                                                  2004     28.43        30.54     12,861.04
                                                  2005     30.54        32.83      5,019.92

Harris Oakmark International Division/(d)/....... 2002     10.55         8.75          0.00
                                                  2003      8.75        11.58      1,287.17
                                                  2004     11.58        13.68      3,382.58
                                                  2005     13.68        15.30      5,903.70

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.42        11.22          0.00
                                                  2002     11.22         9.41        452.22
                                                  2003      9.41        11.54      3,728.72
                                                  2004     11.54        12.57     12,975.29
                                                  2005     12.57        12.12     18,178.87

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Janus Aggressive Growth Division/(e)/................ 2001    $ 8.85       $ 7.70          0.00
                                                      2002      7.70         5.22          0.00
                                                      2003      5.22         6.64        402.51
                                                      2004      6.64         7.06        194.20
                                                      2005      7.06         7.86        185.19

Jennison Growth Division............................. 2001      5.34         4.86          0.00
                                                      2002      4.86         3.37          0.00
                                                      2003      3.37         4.15        630.84
                                                      2004      4.15         4.25        635.91
                                                      2005      4.25         4.69        613.27

Lazard Mid-Cap Division/(d)/......................... 2002     11.34         9.58          0.00
                                                      2003      9.58        11.85        493.67
                                                      2004     11.85        13.28      1,730.31
                                                      2005     13.28        14.07      2,180.30

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     10.96        11.14          0.00
                                                      2002     11.14        11.99      1,056.41
                                                      2003     11.99        12.15      6,167.36
                                                      2004     12.15        12.36     11,393.30
                                                      2005     12.36        12.34      9,533.73

Loomis Sayles Small Cap Division/(c)/................ 2001     21.73        21.21          0.00
                                                      2002     21.21        16.26          0.00
                                                      2003     16.26        21.69        505.85
                                                      2004     21.69        24.67        676.53
                                                      2005     24.67        25.78        178.26

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.41        10.12          0.00
                                                      2002     10.12        10.02          0.00
                                                      2003     10.02        11.71        859.65
                                                      2004     11.71        12.41      4,690.20
                                                      2005     12.41        12.34      5,496.81

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.18         8.41          0.00
                                                      2003      8.41        11.44        232.04
                                                      2004     11.44        11.94        619.11
                                                      2005     11.94        12.67        463.28

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.34        10.20          0.00
                                                      2002     10.20         8.48        328.42
                                                      2003      8.48        11.19      8,534.44
                                                      2004     11.19        12.70      9,894.38
                                                      2005     12.70        13.94      8,547.95

MetLife Stock Index Division/(c)/.................... 2001     35.02        32.96          0.00
                                                      2002     32.96        25.03        128.39
                                                      2003     25.03        31.36      4,508.64
                                                      2004     31.36        33.88      9,215.95
                                                      2005     33.88        34.65      9,114.63

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MFS(R) Investors Trust Division/(c)/........ 2001    $ 8.57       $ 8.13          0.00
                                             2002      8.13         6.34          0.00
                                             2003      6.34         7.54        207.67
                                             2004      7.54         8.21      1,207.29
                                             2005      8.21         8.61      1,358.85

MFS(R) Research International Division/(c)/. 2001      8.98         8.32          0.00
                                             2002      8.32         7.19          0.00
                                             2003      7.19         9.30          0.00
                                             2004      9.30        10.89      1,890.90
                                             2005     10.89        12.42      2,132.40

MFS(R) Total Return Division/(c)/........... 2004     32.35        35.01        882.32
                                             2005     35.01        35.24      3,087.82

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.19         8.41          0.00
                                             2002      8.41         6.86          0.00
                                             2003      6.86         9.22      4,989.68
                                             2004      9.22        10.77      6,126.00
                                             2005     10.77        11.92      6,323.60

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.06        14.71          0.00
                                             2002     14.71        13.00         15.10
                                             2003     13.00        17.35      2,461.55
                                             2004     17.35        20.85      6,286.78
                                             2005     20.85        22.88     11,425.30

Oppenheimer Global Equity Division/(c)/..... 2001     12.51        11.76          0.00
                                             2002     11.76         9.65        510.64
                                             2003      9.65        12.32      4,353.82
                                             2004     12.32        14.00      2,880.34
                                             2005     14.00        15.91      1,804.42

PIMCO Total Return/(c)/..................... 2001     10.21        10.37          0.00
                                             2002     10.37        11.10      5,560.30
                                             2003     11.10        11.35     13,991.48
                                             2004     11.35        11.67     19,241.45
                                             2005     11.67        11.69     21,778.69

RCM Global Technology Division/(c)/......... 2001      7.02         6.05          0.00
                                             2002      6.05         2.92          0.00
                                             2003      2.92         4.51      2,525.77
                                             2004      4.51         4.22     10,928.51
                                             2005      4.22         4.59     15,970.17

Russell 2000(R) Index Division/(c)/......... 2001     11.78        11.69          0.00
                                             2002     11.69         9.08          0.00
                                             2003      9.08        12.98      3,159.74
                                             2004     12.98        14.93      8,039.99
                                             2005     14.93        15.26      7,340.29

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/......... 2001    $11.41       $11.25          0.00
                                                      2002     11.25         8.44          0.00
                                                      2003      8.44        10.79      4,857.53
                                                      2004     10.79        11.59      7,296.27
                                                      2005     11.59        12.08      2,894.32

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.61         8.20          0.00
                                                      2002      8.20         4.49          0.00
                                                      2003      4.49         6.01      2,791.91
                                                      2004      6.01         6.94      4,347.21
                                                      2005      6.94         7.79      7,750.61

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     11.87        11.65          0.00
                                                      2002     11.65         8.34      2,647.73
                                                      2003      8.34        11.49      3,662.29
                                                      2004     11.49        12.48      7,272.47
                                                      2005     12.48        13.54      7,167.74

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     14.81        15.05          0.00
                                                      2002     15.05        16.11      1,370.65
                                                      2003     16.11        17.74      4,368.70
                                                      2004     17.74        18.48     15,634.08
                                                      2005     18.48        18.58     27,090.19

Western Asset Management U.S Government Division/(c)/ 2001     13.77        14.00          0.00
                                                      2002     14.00        14.74      3,214.41
                                                      2003     14.74        14.65      1,396.86
                                                      2004     14.65        14.74      3,657.61
                                                      2005     14.74        14.66      5,346.73

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         2.20 SEPARATE ACCOUNT CHARGE

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division 2001   $ 13.44      $ 13.08          0.00
                                                    2002     13.08        10.34      6,017.75
                                                    2003     10.34        15.51      8,364.02
                                                    2004     15.51        18.31     11,056.73
                                                    2005     18.31        22.42     14,287.71

American Funds Growth Division..................... 2001    107.26        96.82          0.00
                                                    2002     96.82        71.44      2,150.86
                                                    2003     71.44        95.47      4,971.32
                                                    2004     95.47       104.90      5,135.10
                                                    2005    104.90       119.06      5,197.63

American Funds Growth-Income Division.............. 2001     75.25        72.01          0.00
                                                    2002     72.01        57.44      3,220.38
                                                    2003     57.44        74.30      5,358.01
                                                    2004     74.30        80.10      6,566.13
                                                    2005     80.10        82.80      6,733.74

BlackRock Aggressive Growth Division/(c)/.......... 2001     33.42        31.42          0.00
                                                    2002     31.42        21.88      1,855.91
                                                    2003     21.88        30.10      2,253.24
                                                    2004     30.10        33.20      1,610.53
                                                    2005     33.20        35.91      1,275.09

BlackRock Bond Income Division/(a)/................ 2001     35.50        36.36          0.00
                                                    2002     36.36        38.47      3,111.33
                                                    2003     38.47        39.77      6,381.98
                                                    2004     39.77        40.57      4,739.42
                                                    2005     40.57        40.58      3,844.39

BlackRock Diversified Division/(c)/................ 2001     32.92        31.99          0.00
                                                    2002     31.99        26.93      2,010.35
                                                    2003     26.93        31.72      6,110.02
                                                    2004     31.72        33.60      9,242.23
                                                    2005     33.60        33.84      7,562.23

BlackRock Investment Trust Division/(c)/........... 2001     61.03        56.77          0.00
                                                    2002     56.77        40.98      1,479.10
                                                    2003     40.98        52.13      3,887.90
                                                    2004     52.13        56.45      2,986.47
                                                    2005     56.45        57.13      2,793.92

BlackRock Large Cap Value Division/(d)/............ 2002     10.00         7.88          0.00
                                                    2003      7.88        10.44      2,991.69
                                                    2004     10.44        11.57      2,375.07
                                                    2005     11.57        11.96      2,491.95

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Money Market Division.................. 2003    $19.31       $19.11          0.00
                                                  2004     19.11        18.84          0.00
                                                  2005     18.84        18.94          0.00

BlackRock Strategic Value Division/(c)/.......... 2001     14.09        13.81          0.00
                                                  2002     13.81        10.60     22,554.06
                                                  2003     10.60        15.55     42,084.70
                                                  2004     15.55        17.52     38,252.34
                                                  2005     17.52        17.82     34,201.05

Davis Venture Value Division/(c)/................ 2001     25.75        24.97          0.00
                                                  2002     24.97        20.38      3,703.42
                                                  2003     20.38        26.07      5,496.37
                                                  2004     26.07        28.60      4,415.95
                                                  2005     28.60        30.81      4,184.02

FI International Stock Division/(c)/............. 2001     11.29        10.52          0.00
                                                  2002     10.52         8.48      4,166.94
                                                  2003      8.48        10.60      5,892.03
                                                  2004     10.60        12.24      5,831.75
                                                  2005     12.24        14.11      6,998.46

FI Mid Cap Opportunities Division/(h)/........... 2001     17.57        15.08          0.00
                                                  2002     15.08        10.45        402.13
                                                  2003     10.45        13.75      1,344.02
                                                  2004     13.75        15.74      5,351.17
                                                  2005     15.74        16.43      6,944.69

FI Value Leaders Division/(d)/................... 2002     21.15        17.32          0.00
                                                  2003     17.32        21.47        161.31
                                                  2004     21.47        23.85        107.46
                                                  2005     23.85        25.79        155.91

Franklin Templeton Small Cap Growth Division/(c)/ 2001      9.15         8.74          0.00
                                                  2002      8.74         6.17          0.00
                                                  2003      6.17         8.74      3,807.57
                                                  2004      8.74         9.50      2,792.68
                                                  2005      9.50         9.71      2,264.89

Harris Oakmark Focused Value Division/(c)/....... 2001     23.78        24.51          0.00
                                                  2002     24.51        21.82      8,486.56
                                                  2003     21.82        28.28      9,934.08
                                                  2004     28.28        30.37     10,655.30
                                                  2005     30.37        32.62     11,623.48

Harris Oakmark International Division/(d)/....... 2002     10.54         8.75      1,214.74
                                                  2003      8.75        11.56      3,729.27
                                                  2004     11.56        13.65      4,545.10
                                                  2005     13.65        15.27      5,027.55

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Harris Oakmark Large Cap Value Division/(c)/......... 2001    $11.40       $11.20          0.00
                                                      2002     11.20         9.39     14,718.96
                                                      2003      9.39        11.51     24,514.92
                                                      2004     11.51        12.54     21,300.79
                                                      2005     12.54        12.07     16,456.08

Janus Aggressive Growth Division/(e)/................ 2001      8.84         7.70          0.00
                                                      2002      7.70         5.22      7,371.34
                                                      2003      5.22         6.63      8,195.17
                                                      2004      6.63         7.05      7,495.14
                                                      2005      7.05         7.84      6,267.96

Jennison Growth Division............................. 2001      5.33         4.85          0.00
                                                      2002      4.85         3.37      5,281.47
                                                      2003      3.37         4.15      6,769.50
                                                      2004      4.15         4.24      6,901.45
                                                      2005      4.24         4.68      6,326.30

Lazard Mid-Cap Division/(d)/......................... 2002     11.34         9.58          0.00
                                                      2003      9.58        11.84      2,804.64
                                                      2004     11.84        13.26      2,127.48
                                                      2005     13.26        14.04      2,161.09

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     10.94        11.12          0.00
                                                      2002     11.12        11.97     17,151.54
                                                      2003     11.97        12.12     28,736.67
                                                      2004     12.12        12.32     35,371.12
                                                      2005     12.32        12.29     35,569.45

Loomis Sayles Small Cap Division/(c)/................ 2001     21.65        21.13          0.00
                                                      2002     21.13        16.19        508.53
                                                      2003     16.19        21.59        538.84
                                                      2004     21.59        24.54        475.57
                                                      2005     24.54        25.63        353.93

Lord Abbett Bond Debenture Division/(b)/............. 2001     10.39        10.10          0.00
                                                      2002     10.10        10.00      6,533.47
                                                      2003     10.00        11.67      8,956.29
                                                      2004     11.67        12.36      7,789.76
                                                      2005     12.36        12.28      7,845.59

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.18         8.40         20.25
                                                      2003      8.40        11.43        191.63
                                                      2004     11.43        11.92        645.80
                                                      2005     11.92        12.65        706.69

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.34        10.20          0.00
                                                      2002     10.20         8.47      9,926.19
                                                      2003      8.47        11.17     16,315.81
                                                      2004     11.17        12.67     13,786.33
                                                      2005     12.67        13.90     12,756.91

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division/(c)/........... 2001    $34.82       $32.77          0.00
                                             2002     32.77        24.87      6,758.16
                                             2003     24.87        31.14     15,955.01
                                             2004     31.14        33.63     20,967.77
                                             2005     33.63        34.38     26,625.93

MFS(R) Investors Trust Division/(c)/........ 2001      8.56         8.11          0.00
                                             2002      8.11         6.33          0.00
                                             2003      6.33         7.52          0.00
                                             2004      7.52         8.19      2,025.85
                                             2005      8.19         8.58      2,100.49

MFS(R) Research International Division/(c)/. 2001      8.98         8.31          0.00
                                             2002      8.31         7.18      3,596.07
                                             2003      7.18         9.28      8,062.95
                                             2004      9.28        10.87      7,188.80
                                             2005     10.87        12.39      6,999.89

MFS(R) Total Return Division/(c)/........... 2004     32.08        34.70         28.24
                                             2005     34.70        34.91        775.56

Morgan Stanley EAFE(R) Index Division/(c)/.. 2001      9.18         8.39          0.00
                                             2002      8.39         6.84     13,188.48
                                             2003      6.84         9.19     20,222.04
                                             2004      9.19        10.74     11,997.31
                                             2005     10.74        11.88     17,771.03

Neuberger Berman Mid Cap Value Division/(c)/ 2001     15.04        14.69          0.00
                                             2002     14.69        12.97        663.30
                                             2003     12.97        17.31      5,687.88
                                             2004     17.31        20.79      5,466.33
                                             2005     20.79        22.79      7,226.74

Oppenheimer Global Equity Division/(c)/..... 2001     12.48        11.73          0.00
                                             2002     11.73         9.62      7,140.87
                                             2003      9.62        12.28      8,734.24
                                             2004     12.28        13.95      6,007.99
                                             2005     13.95        15.84      5,967.34

PIMCO Total Return/(c)/..................... 2001     10.21        10.37          0.00
                                             2002     10.37        11.09     12,766.34
                                             2003     11.09        11.33     37,892.75
                                             2004     11.33        11.65     24,908.18
                                             2005     11.65        11.66     26,177.95

RCM Global Technology Division/(c)/......... 2001      7.02         6.05          0.00
                                             2002      6.05         2.92     11,803.14
                                             2003      2.92         4.50     14,996.40
                                             2004      4.50         4.21     16,099.39
                                             2005      4.21         4.58     15,790.78

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Russell 2000(R) Index Division/(c)/.................. 2001    $11.76       $11.67          0.00
                                                      2002     11.67         9.06      4,782.86
                                                      2003      9.06        12.95      7,467.05
                                                      2004     12.95        14.88      5,583.21
                                                      2005     14.88        15.20      6,267.58

T. Rowe Price Large Cap Growth Division/(c)/......... 2001     11.40        11.23          0.00
                                                      2002     11.23         8.42        721.00
                                                      2003      8.42        10.76      7,788.87
                                                      2004     10.76        11.56      8,626.86
                                                      2005     11.56        12.04      9,561.01

T. Rowe Price Mid-Cap Growth Division/(c)/........... 2001      8.61         8.19          0.00
                                                      2002      8.19         4.48      7,050.36
                                                      2003      4.48         6.00      9,772.60
                                                      2004      6.00         6.93      9,534.74
                                                      2005      6.93         7.77     10,596.73

T. Rowe Price Small Cap Growth Division/(c)/......... 2001     11.84        11.62          0.00
                                                      2002     11.62         8.32        490.73
                                                      2003      8.32        11.45        833.30
                                                      2004     11.45        12.43        924.10
                                                      2005     12.43        13.48      1,439.23

Western Asset Management Strategic Bond Opportunities
  Division/(c)/...................................... 2001     14.76        15.00          0.00
                                                      2002     15.00        16.04      1,815.51
                                                      2003     16.04        17.66      1,795.85
                                                      2004     17.66        18.39      2,875.95
                                                      2005     18.39        18.47      4,725.75

Western Asset Management U.S Government Division/(c)/ 2001     13.72        13.95          0.00
                                                      2002     13.95        14.68      8,190.62
                                                      2003     14.68        14.59     12,119.18
                                                      2004     14.59        14.67     10,341.75
                                                      2005     14.67        14.58      9,992.89

--------
/(a)/ The assets of the State Street Research Income Division merged into this
      Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.

/(b)/ The assets of the Loomis Sayles High Yield Bond Division merged into the
      Lord Abbett Bond Debenture Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.

/(c)/ Inception date: August 3, 2001.

/(d)/ Inception date: May 1, 2002.

/(e)/ The assets of the Janus Growth Division merged into the Janus Aggressive
      Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of the Janus Growth Division.

/(f)/ Inception date: May 1, 2003

/(g)/ The assets in this investment division merged into the Jennison Growth
      Division prior to the opening of business on May 2, 2005. This investment division is no longer available under the Deferred Annuity.

/(h)/ This division merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit value history presented here is of the Janus Mid Cap Division.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.50 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.75      $ 13.42          0.00
                                                                        2002     13.42        10.68     32,019.34
                                                                        2003     10.68        16.14     85,398.57
                                                                        2004     16.14        19.06     11,997.08
                                                                        2005     19.06        23.48     31,614.64

American Funds Growth Division/(c)/.................................... 2001    121.23       109.75          0.00
                                                                        2002    109.75        81.55     16,230.12
                                                                        2003     81.55       109.74     58,503.83
                                                                        2004    109.74       118.98      7,893.55
                                                                        2005    118.98       135.85     22,647.91

American Funds Growth-Income Division/(c)/............................. 2001     85.05        81.63          0.00
                                                                        2002     81.63        65.56     26,270.23
                                                                        2003     65.56        85.41     68,725.41
                                                                        2004     85.41        90.85      7,525.57
                                                                        2005     90.85        94.48     18,899.21

BlackRock Aggressive Growth Division/(c)/.............................. 2004     33.03        36.59      1,258.67
                                                                        2005     36.59        39.81      5,095.42

BlackRock Bond Income Division/(a)/.................................... 2004     42.41        43.90      8,121.98
                                                                        2005     43.90        44.18     23,976.02

BlackRock Diversified Division......................................... 2004     34.70        37.42      6,708.35
                                                                        2005     37.42        37.90     16,192.39

BlackRock Investment Trust Division/(c)/............................... 2004     58.27        64.26        660.74
                                                                        2005     64.26        65.41      3,196.09

BlackRock Large Cap Value Division..................................... 2004     10.66        11.76     10,184.66
                                                                        2005     11.76        12.23     20,457.74

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     22.97        25.15      4,013.61
                                                                        2005     25.15        26.45      5,817.98

BlackRock Money Market Division/(f)/................................... 2004     21.51        21.42        259.09
                                                                        2005     21.42        21.66      1,104.62

BlackRock Strategic Value Division/(c)/................................ 2004     16.04        18.04     23,890.52
                                                                        2005     18.04        18.47     71,096.64

Davis Venture Value Division/(c)/...................................... 2004     28.30        30.43     12,812.49
                                                                        2005     30.43        32.98     54,854.72

FI International Stock Division/(c)/................................... 2004     11.66        13.31        898.96
                                                                        2005     13.31        15.42     10,412.08

FI Mid Cap Opportunities Division/(h)/................................. 2004     14.55        16.36      5,537.49
                                                                        2005     16.36        17.20     16,619.16

FI Value Leaders Division/(d)/......................................... 2004     22.76        25.65      3,147.34
                                                                        2005     25.65        27.91     12,286.58

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.78       $ 9.71       5,973.74
                                                                       2005      9.71         9.99       8,500.33

Harris Oakmark Focused Value Division/(c)/............................ 2004     29.79        32.30       7,707.84
                                                                       2005     32.30        34.91      24,317.59

Harris Oakmark International Division/(d)/............................ 2004     12.00        13.92      15,034.47
                                                                       2005     13.92        15.67      43,941.33

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     12.06        13.01      32,051.72
                                                                       2005     13.01        12.60     145,094.99

Janus Aggressive Growth Division/(e)/................................. 2004      6.58         7.15         783.37
                                                                       2005      7.15         8.00      12,890.50

Jennison Growth Division/(c) (g)/..................................... 2004      4.20         4.39       2,823.50
                                                                       2005      4.39         4.86      14,933.88

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.53        13.52       3,170.67
                                                                       2005     13.52        14.39       5,764.34

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.34        12.69      75,066.78
                                                                       2005     12.69        12.74     247,085.26

Loomis Sayles Small Cap Division/(c)/................................. 2004     23.18        26.25       1,486.70
                                                                       2005     26.25        27.59       5,538.88

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.82        16.85       8,869.63
                                                                       2005     16.85        16.84      38,509.50

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.33        12.13       1,186.65
                                                                       2005     12.13        12.94       3,900.30

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.60        12.99      14,530.92
                                                                       2005     12.99        14.33      35,277.12

MetLife Stock Index Division/(c)/..................................... 2004     33.44        36.21      38,878.99
                                                                       2005     36.21        37.23      84,563.02

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.65         8.47           0.00
                                                                       2005      8.47         8.92       3,340.19

MFS(R) Research International Division/(c)/........................... 2004      9.71        11.14       2,483.65
                                                                       2005     11.14        12.78      14,559.35

MFS(R) Total Return Division/(i)/..................................... 2004     36.14        39.27       3,841.22
                                                                       2005     39.27        39.79      19,800.66

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.51        11.05      35,817.84
                                                                       2005     11.05        12.29      70,820.80

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     18.45        21.51      17,264.02
                                                                       2005     21.51        23.72      75,324.93

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.82      68,869.17
                                                                       2005     12.82        14.31     153,352.09

Oppenheimer Capital Appreciation Division............................. 2005      7.91         8.58       1,109.96

Oppenheimer Global Equity Division/(c)/............................... 2004     12.66        14.59       4,876.59
                                                                       2005     14.59        16.67      16,102.42

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.62       $12.04      60,186.41
                                                                       2005     12.04        12.13     164,114.54

RCM Global Technology Division/(c)/................................... 2004      4.15         4.32       6,953.90
                                                                       2005      4.32         4.72      30,683.81

Russell 2000(R) Index Division/(c)/................................... 2004     13.39        15.32      10,365.69
                                                                       2005     15.32        15.75      26,872.17

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     11.10        12.02      12,504.37
                                                                       2005     12.02        12.59      26,904.11

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.25         7.08       9,681.38
                                                                       2005      7.08         8.00      27,613.87

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     12.29        13.09       3,764.64
                                                                       2005     13.09        14.28       9,555.84

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     18.48        19.57      13,950.16
                                                                       2005     19.57        19.78      76,972.68

Western Asset Management U.S Government Division/(c)/................. 2004     15.27        15.62      26,011.02
                                                                       2005     15.62        15.61      78,034.48

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.14      15,856.40

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.29      20,259.36

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.51      52,342.64

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.74     110,034.54

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.96      65,033.37

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.45 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.77      $ 13.45           0.00
                                                                        2002     13.45        10.71           0.00
                                                                        2003     10.71        16.18     107,784.55
                                                                        2004     16.18        19.13     140,092.44
                                                                        2005     19.13        23.57     422,435.60

American Funds Growth Division/(c)/.................................... 2001    122.35       110.79           0.00
                                                                        2002    110.79        82.36           0.00
                                                                        2003     82.36       110.90      46,696.36
                                                                        2004    110.90       120.23      59,830.80
                                                                        2005    120.23       137.35     192,657.05

American Funds Growth-Income Division/(c)/............................. 2001     85.84        82.40           0.00
                                                                        2002     82.40        66.22           0.00
                                                                        2003     66.22        86.30      59,813.89
                                                                        2004     86.30        91.80      72,778.03
                                                                        2005     91.80        95.52     188,347.32

BlackRock Aggressive Growth Division/(c)/.............................. 2004     33.29        36.90       9,171.65
                                                                        2005     36.90        40.17      29,020.24

BlackRock Bond Income Division/(a)/.................................... 2004     42.85        44.37      63,346.17
                                                                        2005     44.37        44.68     168,613.16

BlackRock Diversified Division......................................... 2004     35.01        37.76      48,978.29
                                                                        2005     37.76        38.27     107,556.94

BlackRock Investment Trust Division/(c)/............................... 2004     58.88        64.96      17,500.19
                                                                        2005     64.96        66.15      26,981.97

BlackRock Large Cap Value Division..................................... 2004     10.68        11.77     140,182.82
                                                                        2005     11.77        12.25     298,809.48

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     23.08        25.28      19,084.11
                                                                        2005     25.28        26.60      58,013.48

BlackRock Money Market Division/(f)/................................... 2004     21.74        21.65      29,117.65
                                                                        2005     21.65        21.91      44,768.30

BlackRock Strategic Value Division/(c)/................................ 2004     16.08        18.08     208,151.38
                                                                        2005     18.08        18.52     484,579.16

Davis Venture Value Division/(c)/...................................... 2004     28.43        30.59      83,443.97
                                                                        2005     30.59        33.16     329,730.90

FI International Stock Division/(c)/................................... 2004     11.74        13.41      31,071.51
                                                                        2005     13.41        15.54     194,302.45

FI Mid Cap Opportunities Division/(h)/................................. 2004     14.60        16.43      44,594.04
                                                                        2005     16.43        17.27     129,617.44

FI Value Leaders Division/(d)/......................................... 2004     22.88        25.80      12,616.37
                                                                        2005     25.80        28.08      78,749.95

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.79       $ 9.73       35,889.71
                                                                       2005      9.73        10.01       67,082.71

Harris Oakmark Focused Value Division/(c)/............................ 2004     29.95        32.49       61,962.42
                                                                       2005     32.49        35.13      219,124.92

Harris Oakmark International Division/(d)/............................ 2004     12.01        13.94       90,474.92
                                                                       2005     13.94        15.70      363,737.05

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     12.10        13.05      259,038.50
                                                                       2005     13.05        12.65      657,582.62

Janus Aggressive Growth Division/(e)/................................. 2004      6.59         7.16        8,682.60
                                                                       2005      7.16         8.02       40,889.72

Jennison Growth Division/(c) (g)/..................................... 2004      4.21         4.40       23,883.88
                                                                       2005      4.40         4.87       83,621.23

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.54        13.54       52,137.74
                                                                       2005     13.54        14.42      106,924.83

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.37        12.73      668,226.09
                                                                       2005     12.73        12.78    1,896,429.33

Loomis Sayles Small Cap Division/(c)/................................. 2004     23.30        26.39       14,801.09
                                                                       2005     26.39        27.75       55,997.97

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.88        16.92       99,018.73
                                                                       2005     16.92        16.92      302,636.36

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.34        12.15       13,753.87
                                                                       2005     12.15        12.97       63,998.93

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.63        13.02      153,800.52
                                                                       2005     13.02        14.37      379,788.64

MetLife Stock Index Division/(c)/..................................... 2004     33.67        36.47      338,133.17
                                                                       2005     36.47        37.52      904,449.90

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.67         8.50        7,108.64
                                                                       2005      8.50         8.95       54,221.16

MFS(R) Research International Division/(c)/........................... 2004      9.73        11.16       34,584.24
                                                                       2005     11.16        12.81      204,951.18

MFS(R) Total Return Division/(i)/..................................... 2004     36.45        39.62       17,149.94
                                                                       2005     39.62        40.16       50,509.77

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.53        11.08      281,853.78
                                                                       2005     11.08        12.34      794,801.97

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     18.50        21.58      159,176.32
                                                                       2005     21.58        23.81      515,610.17

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.82      390,438.35
                                                                       2005     12.82        14.32      802,856.22

Oppenheimer Capital Appreciation Division............................. 2005      7.93         8.60       24,431.42

Oppenheimer Global Equity Division/(c)/............................... 2004     12.70        14.65       22,843.94
                                                                       2005     14.65        16.75       82,074.43

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.64       $12.06      377,842.08
                                                                       2005     12.06        12.16    1,189,276.56

RCM Global Technology Division/(c)/................................... 2004      4.16         4.33       57,701.30
                                                                       2005      4.33         4.74      193,600.64

Russell 2000(R) Index Division/(c)/................................... 2004     13.43        15.37       95,167.37
                                                                       2005     15.37        15.80      287,348.53

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     11.13        12.06       93,880.57
                                                                       2005     12.06        12.64      243,137.56

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.26         7.10      115,308.81
                                                                       2005      7.10         8.02      340,515.41

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     12.33        13.14       31,368.21
                                                                       2005     13.14        14.34      104,136.74

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     18.56        19.67      107,910.05
                                                                       2005     19.67        19.89      449,329.55

Western Asset Management U.S Government Division/(c)/................. 2004     15.34        15.70      148,473.17
                                                                       2005     15.70        15.69      460,917.02

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.14       64,461.87

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.29       30,351.09

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.51      390,314.31

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.74      685,019.49

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.97      350,604.48

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.60 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.70      $ 13.37           0.00
                                                                        2002     13.37        10.63      50,260.05
                                                                        2003     10.63        16.05      33,583.22
                                                                        2004     16.05        18.93      68,677.50
                                                                        2005     18.93        23.30     237,611.10

American Funds Growth Division/(c)/.................................... 2001    119.13       107.80           0.00
                                                                        2002    107.80        80.02      10,214.32
                                                                        2003     80.02       107.58      39,810.16
                                                                        2004    107.58       116.52      31,410.78
                                                                        2005    116.52       132.91     109,541.48

American Funds Growth-Income Division/(c)/............................. 2001     83.58        80.18           0.00
                                                                        2002     80.18        64.34       4,959.21
                                                                        2003     64.34        83.72      44,066.19
                                                                        2004     83.72        88.97      32,405.93
                                                                        2005     88.97        92.43      95,865.42

BlackRock Aggressive Growth Division/(c)/.............................. 2004     32.50        35.99       6,125.69
                                                                        2005     35.99        39.11      12,498.66

BlackRock Bond Income Division/(a)/.................................... 2004     41.54        42.98      28,685.98
                                                                        2005     42.98        43.21     115,911.30

BlackRock Diversified Division......................................... 2004     34.09        36.73      15,453.64
                                                                        2005     36.73        37.17      31,003.98

BlackRock Investment Trust Division/(c)/............................... 2004     57.07        62.89       4,157.45
                                                                        2005     62.89        63.95      11,867.31

BlackRock Large Cap Value Division..................................... 2004     10.64        11.73      72,889.51
                                                                        2005     11.73        12.18     129,930.61

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     22.75        24.90      10,780.74
                                                                        2005     24.90        26.16      17,048.36

BlackRock Money Market Division/(f)/................................... 2004     21.07        20.97           0.00
                                                                        2005     20.97        21.18           0.00

BlackRock Strategic Value Division/(c)/................................ 2004     15.98        17.96      74,073.36
                                                                        2005     17.96        18.37     223,532.64

Davis Venture Value Division/(c)/...................................... 2004     28.03        30.13      44,855.88
                                                                        2005     30.13        32.61     170,894.10

FI International Stock Division/(c)/................................... 2004     11.51        13.13      22,878.39
                                                                        2005     13.13        15.20      68,105.57

FI Mid Cap Opportunities Division/(h)/................................. 2004     14.44        16.24      13,577.22
                                                                        2005     16.24        17.04      54,056.40

FI Value Leaders Division/(d)/......................................... 2004     22.51        25.35       6,139.92
                                                                        2005     25.35        27.56      40,725.01

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.75       $ 9.68       11,076.07
                                                                       2005      9.68         9.94       35,691.52

Harris Oakmark Focused Value Division/(c)/............................ 2004     29.46        31.93       48,425.47
                                                                       2005     31.93        34.47      114,332.89

Harris Oakmark International Division/(d)/............................ 2004     11.97        13.87       40,003.30
                                                                       2005     13.87        15.60      283,467.88

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     12.00        12.93      108,290.64
                                                                       2005     12.93        12.51      300,285.56

Janus Aggressive Growth Division/(e)/................................. 2004      6.56         7.12        2,214.52
                                                                       2005      7.12         7.96       32,539.17

Jennison Growth Division/(c) (g)/..................................... 2004      4.19         4.37        3,071.60
                                                                       2005      4.37         4.83       13,165.94

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.49        13.47        7,419.28
                                                                       2005     13.47        14.33       15,908.90

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.27        12.61      334,407.74
                                                                       2005     12.61        12.64    1,057,217.01

Loomis Sayles Small Cap Division/(c)/................................. 2004     22.95        25.97        7,873.17
                                                                       2005     25.97        27.27       28,495.45

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.69        16.70       41,437.91
                                                                       2005     16.70        16.68      131,610.71

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.30        12.09        4,211.35
                                                                       2005     12.09        12.89       22,178.17

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.56        12.93       62,507.21
                                                                       2005     12.93        14.26      164,022.42

MetLife Stock Index Division/(c)/..................................... 2004     32.97        35.68      156,814.22
                                                                       2005     35.68        36.65      508,917.52

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.61         8.42        1,275.31
                                                                       2005      8.42         8.86        8,313.82

MFS(R) Research International Division/(c)/........................... 2004      9.68        11.10        9,587.47
                                                                       2005     11.10        12.72       52,928.34

MFS(R) Total Return Division/(i)/..................................... 2004     35.53        38.58        2,372.87
                                                                       2005     38.58        39.05       24,860.40

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.45        10.98      126,152.13
                                                                       2005     10.98        12.21      339,025.45

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     18.35        21.38       65,404.67
                                                                       2005     21.38        23.55      264,533.71

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.81      143,462.81
                                                                       2005     12.81        14.28      424,019.39

Oppenheimer Capital Appreciation Division............................. 2005      7.88         8.54       13,129.16

Oppenheimer Global Equity Division/(c)/............................... 2004     12.57        14.48        9,526.43
                                                                       2005     14.48        16.53       41,647.66

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.59       $11.99     175,654.13
                                                                       2005     11.99        12.07     553,686.34

RCM Global Technology Division/(c)/................................... 2004      4.14         4.30      54,690.49
                                                                       2005      4.30         4.70     116,180.49

Russell 2000(R) Index Division/(c)/................................... 2004     13.32        15.23      43,993.41
                                                                       2005     15.23        15.63     125,097.16

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     11.04        11.95      37,785.95
                                                                       2005     11.95        12.50     105,911.34

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.23         7.06      37,130.45
                                                                       2005      7.06         7.96     124,056.64

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     12.20        12.99      11,525.19
                                                                       2005     12.99        14.15      87,611.08

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     18.30        19.38      41,564.54
                                                                       2005     19.38        19.56     221,755.12

Western Asset Management U.S Government Division/(c)/................. 2004     15.13        15.47      82,723.50
                                                                       2005     15.47        15.43     242,323.34

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.13      29,348.44

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.28      34,049.10

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.50     167,681.07

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.73     384,317.09

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.95     299,456.61

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.70 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.66      $ 13.32           0.00
                                                                        2002     13.32        10.59      32,229.47
                                                                        2003     10.59        15.96     171,695.10
                                                                        2004     15.96        18.81     154,178.34
                                                                        2005     18.81        23.12     388,885.90

American Funds Growth Division/(c)/.................................... 2001    117.06       105.89           0.00
                                                                        2002    105.89        78.52      21,502.34
                                                                        2003     78.52       105.46     124,946.44
                                                                        2004    105.46       114.11      97,615.02
                                                                        2005    114.11       130.03     234,076.91

American Funds Growth-Income Division/(c)/............................. 2001     82.13        78.76           0.00
                                                                        2002     78.76        63.13      26,184.96
                                                                        2003     63.13        82.07     152,150.41
                                                                        2004     82.07        87.13     102,191.11
                                                                        2005     87.13        90.43     253,909.56

BlackRock Aggressive Growth Division/(c)/.............................. 2004     31.99        35.39      14,507.99
                                                                        2005     35.39        38.43      33,286.34

BlackRock Bond Income Division/(a)/.................................... 2004     40.69        42.07      99,262.50
                                                                        2005     42.07        42.25     244,663.60

BlackRock Diversified Division......................................... 2004     33.49        36.06      80,214.35
                                                                        2005     36.06        36.45     170,523.14

BlackRock Investment Trust Division/(c)/............................... 2004     55.89        61.55      16,467.79
                                                                        2005     61.55        62.52      29,159.47

BlackRock Large Cap Value Division..................................... 2004     10.62        11.70      97,499.59
                                                                        2005     11.70        12.14     281,289.27

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     22.54        24.65      17,058.19
                                                                        2005     24.65        25.87      55,172.58

BlackRock Money Market Division/(f)/................................... 2004     20.64        20.53      33,612.06
                                                                        2005     20.53        20.72      96,921.47

BlackRock Strategic Value Division/(c)/................................ 2004     15.92        17.88     319,423.19
                                                                        2005     17.88        18.26     519,681.12

Davis Venture Value Division/(c)/...................................... 2004     27.76        29.82     141,982.73
                                                                        2005     29.82        32.25     388,337.72

FI International Stock Division/(c)/................................... 2004     11.36        12.95      66,514.52
                                                                        2005     12.95        14.98     189,007.22

FI Mid Cap Opportunities Division/(h)/................................. 2004     14.34        16.11      87,053.78
                                                                        2005     16.11        16.89     144,414.87

FI Value Leaders Division/(d)/......................................... 2004     22.26        25.06      19,437.68
                                                                        2005     25.06        27.21      93,322.20

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.73       $ 9.64       57,281.24
                                                                       2005      9.64         9.90      154,552.24

Harris Oakmark Focused Value Division/(c)/............................ 2004     29.14        31.56      117,721.46
                                                                       2005     31.56        34.04      298,396.49

Harris Oakmark International Division/(d)/............................ 2004     11.94        13.83      151,127.30
                                                                       2005     13.83        15.53      405,603.51

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.93        12.85      374,626.53
                                                                       2005     12.85        12.43      724,619.90

Janus Aggressive Growth Division/(e)/................................. 2004      6.54         7.09       37,453.78
                                                                       2005      7.09         7.92      107,721.48

Jennison Growth Division/(c) (g)/..................................... 2004      4.17         4.35       17,007.14
                                                                       2005      4.35         4.80       61,967.11

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.46        13.43       36,281.76
                                                                       2005     13.43        14.27       72,907.38

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.20        12.54      912,875.40
                                                                       2005     12.54        12.55    2,487,168.01

Loomis Sayles Small Cap Division/(c)/................................. 2004     22.72        25.69       12,143.39
                                                                       2005     25.69        26.95       40,829.47

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.57        16.56      124,851.59
                                                                       2005     16.56        16.52      328,720.38

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.27        12.05       26,294.95
                                                                       2005     12.05        12.83       50,215.73

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.52        12.87      208,061.30
                                                                       2005     12.87        14.18      554,103.04

MetLife Stock Index Division/(c)/..................................... 2004     32.51        35.16      454,627.96
                                                                       2005     35.16        36.08    1,199,871.15

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.57         8.38       12,559.46
                                                                       2005      8.38         8.80       26,386.07

MFS(R) Research International Division/(c)/........................... 2004      9.65        11.06       50,747.06
                                                                       2005     11.06        12.66      136,987.82

MFS(R) Total Return Division/(i)/..................................... 2004     34.93        37.91       57,702.72
                                                                       2005     37.91        38.33      124,020.75

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.40        10.91      332,349.68
                                                                       2005     10.91        12.12      858,238.92

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     18.25        21.25      245,824.45
                                                                       2005     21.25        23.39      630,927.75

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.80      500,548.88
                                                                       2005     12.80        14.26    1,035,388.32

Oppenheimer Capital Appreciation Division............................. 2005      7.84         8.50       40,222.67

Oppenheimer Global Equity Division/(c)/............................... 2004     12.48        14.36       27,956.80
                                                                       2005     14.36        16.38      117,941.26

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.55       $11.95      498,836.31
                                                                       2005     11.95        12.01    1,136,842.07

RCM Global Technology Division/(c)/................................... 2004      4.12         4.29       73,802.78
                                                                       2005      4.29         4.68      148,140.40

Russell 2000(R) Index Division/(c)/................................... 2004     13.25        15.14      141,755.55
                                                                       2005     15.14        15.52      350,011.64

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     10.98        11.87      110,295.64
                                                                       2005     11.87        12.41      294,698.78

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.21         7.03      107,430.42
                                                                       2005      7.03         7.92      343,464.54

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     12.11        12.89       69,587.07
                                                                       2005     12.89        14.03      124,476.65

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     18.13        19.18      172,124.52
                                                                       2005     19.18        19.34      576,153.07

Western Asset Management U.S Government Division/(c)/................. 2004     14.98        15.31      179,014.21
                                                                       2005     15.31        15.26      589,407.46

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.12       28,913.27

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.27      265,930.71

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.49      455,839.07

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.72    1,208,419.41

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.95      600,426.63

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.85 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.59      $ 13.25          0.00
                                                                        2002     13.25        10.51          0.00
                                                                        2003     10.51        15.82     16,276.78
                                                                        2004     15.82        18.62     29,197.21
                                                                        2005     18.62        22.86     65,064.34

American Funds Growth Division/(c)/.................................... 2001    114.03       103.08          0.00
                                                                        2002    103.08        76.33          0.00
                                                                        2003     76.33       102.36      9,687.49
                                                                        2004    102.36       110.58     13,152.20
                                                                        2005    110.58       125.83     29,151.88

American Funds Growth-Income Division/(c)/............................. 2001     80.00        76.67          0.00
                                                                        2002     76.67        61.37        595.67
                                                                        2003     61.37        79.66     16,673.18
                                                                        2004     79.66        84.44     10,297.47
                                                                        2005     84.44        87.51     29,267.22

BlackRock Aggressive Growth Division/(c)/.............................. 2004     31.23        34.52      1,936.92
                                                                        2005     34.52        37.42      2,919.02

BlackRock Bond Income Division/(a)/.................................... 2004     39.44        40.74     12,203.33
                                                                        2005     40.74        40.86     25,429.41

BlackRock Diversified Division......................................... 2004     32.60        35.07     10,496.05
                                                                        2005     35.07        35.40     18,982.49

BlackRock Investment Trust Division/(c)/............................... 2004     54.17        59.59      1,881.76
                                                                        2005     59.59        60.45      3,756.59

BlackRock Large Cap Value Division..................................... 2004     10.59        11.65      7,999.04
                                                                        2005     11.65        12.07     24,302.59

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     22.22        24.27      9,423.14
                                                                        2005     24.27        25.44      4,568.51

BlackRock Money Market Division/(f)/................................... 2004     20.01        19.88     20,934.55
                                                                        2005     19.88        20.03      8,434.82

BlackRock Strategic Value Division/(c)/................................ 2004     15.83        17.76     40,690.20
                                                                        2005     17.76        18.12     81,971.87

Davis Venture Value Division/(c)/...................................... 2004     27.37        29.37     31,161.37
                                                                        2005     29.37        31.71     60,892.62

FI International Stock Division/(c)/................................... 2004     11.14        12.69      2,465.13
                                                                        2005     12.69        14.65     10,628.57

FI Mid Cap Opportunities Division/(h)/................................. 2004     14.19        15.92      8,203.79
                                                                        2005     15.92        16.67     14,255.47

FI Value Leaders Division/(d)/......................................... 2004     21.89        24.62      3,119.82
                                                                        2005     24.62        26.70     17,700.78

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.69       $ 9.59       2,837.37
                                                                       2005      9.59         9.83       4,382.34

Harris Oakmark Focused Value Division/(c)/............................ 2004     28.66        31.01      10,938.90
                                                                       2005     31.01        33.40      39,037.45

Harris Oakmark International Division/(d)/............................ 2004     11.89        13.76      21,852.43
                                                                       2005     13.76        15.44      51,829.46

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.83        12.73      24,712.03
                                                                       2005     12.73        12.29      94,008.85

Janus Aggressive Growth Division/(e)/................................. 2004      6.51         7.05       1,971.14
                                                                       2005      7.05         7.86       7,035.25

Jennison Growth Division/(c) (g)/..................................... 2004      4.15         4.31         166.62
                                                                       2005      4.31         4.76       2,883.67

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.41        13.37       1,884.05
                                                                       2005     13.37        14.18       8,881.48

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.10        12.42     112,089.24
                                                                       2005     12.42        12.42     259,575.03

Loomis Sayles Small Cap Division/(c)/................................. 2004     22.38        25.29       2,706.09
                                                                       2005     25.29        26.48       8,531.22

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.38        16.34       8,309.78
                                                                       2005     16.34        16.28      22,220.05

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.23        12.00       1,548.23
                                                                       2005     12.00        12.75       6,758.71

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.45        12.79      36,438.48
                                                                       2005     12.79        14.06      79,289.13

MetLife Stock Index Division/(c)/..................................... 2004     31.84        34.39      66,514.00
                                                                       2005     34.39        35.24     137,284.94

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.51         8.31         881.90
                                                                       2005      8.31         8.72       3,593.59

MFS(R) Research International Division/(c)/........................... 2004      9.60        10.99       9,588.22
                                                                       2005     10.99        12.56      31,239.40

MFS(R) Total Return Division/(i)/..................................... 2004     34.05        36.91       2,362.83
                                                                       2005     36.91        37.27      21,930.33

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.33        10.81      50,755.18
                                                                       2005     10.81        11.99     109,187.10

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     18.10        21.06      21,081.97
                                                                       2005     21.06        23.14      86,924.58

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.79      46,331.32
                                                                       2005     12.79        14.23     123,861.73

Oppenheimer Capital Appreciation Division............................. 2005      7.79         8.44       7,145.14

Oppenheimer Global Equity Division/(c)/............................... 2004     12.34        14.20       6,130.20
                                                                       2005     14.20        16.16      11,094.06

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.49       $11.88      44,470.27
                                                                       2005     11.88        11.92     118,147.15

RCM Global Technology Division/(c)/................................... 2004      4.10         4.26      41,703.19
                                                                       2005      4.26         4.64       7,809.11

Russell 2000(R) Index Division/(c)/................................... 2004     13.14        15.00      24,091.71
                                                                       2005     15.00        15.36      54,386.94

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     10.89        11.77      11,706.79
                                                                       2005     11.77        12.28      31,767.70

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.18         6.99       5,792.84
                                                                       2005      6.99         7.86      30,236.23

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     11.98        12.74       4,888.49
                                                                       2005     12.74        13.85      14,095.69

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     17.87        18.89      10,385.34
                                                                       2005     18.89        19.02      75,416.95

Western Asset Management U.S Government Division/(c)/................. 2004     14.77        15.08      30,454.36
                                                                       2005     15.08        15.01      83,256.83

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.11         225.18

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.26       3,874.57

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.48      70,714.08

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.71      85,846.97

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.94     122,891.77

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.95 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.55      $ 13.20          0.00
                                                                        2002     13.20        10.46      6,770.73
                                                                        2003     10.46        15.73     19,818.67
                                                                        2004     15.73        18.50      1,548.37
                                                                        2005     18.50        22.68      3,303.35

American Funds Growth Division/(c)/.................................... 2001    112.05       101.25          0.00
                                                                        2002    101.25        74.90      2,729.99
                                                                        2003     74.90       100.34      9,349.78
                                                                        2004    100.34       108.29      1,538.99
                                                                        2005    108.29       123.10      2,730.25

American Funds Growth-Income Division/(c)/............................. 2001     78.61        75.31          0.00
                                                                        2002     75.31        60.22      3,960.17
                                                                        2003     60.22        78.09     20,009.43
                                                                        2004     78.09        82.69      1,555.89
                                                                        2005     82.69        85.61      3,032.38

BlackRock Aggressive Growth Division/(c)/.............................. 2004     30.73        33.95          0.00
                                                                        2005     33.95        36.77          0.00

BlackRock Bond Income Division/(a)/.................................... 2004     38.63        39.88        528.75
                                                                        2005     39.88        39.95      2,908.64

BlackRock Diversified Division......................................... 2004     32.03        34.43      1,286.48
                                                                        2005     34.43        34.72      1,417.92

BlackRock Investment Trust Division/(c)/............................... 2004     53.05        58.32          0.00
                                                                        2005     58.32        59.10         64.81

BlackRock Large Cap Value Division..................................... 2004     10.57        11.62          0.00
                                                                        2005     11.62        12.03      3,132.73

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     22.01        24.03      1,115.87
                                                                        2005     24.03        25.16      1,111.80

BlackRock Money Market Division/(f)/................................... 2004     19.60        19.46          0.00
                                                                        2005     19.46        19.59          0.00

BlackRock Strategic Value Division/(c)/................................ 2004     15.77        17.68      3,999.70
                                                                        2005     17.68        18.02      6,163.03

Davis Venture Value Division/(c)/...................................... 2004     27.11        29.07        345.72
                                                                        2005     29.07        31.36      4,729.71

FI International Stock Division/(c)/................................... 2004     11.00        12.52         47.63
                                                                        2005     12.52        14.44      2,963.92

FI Mid Cap Opportunities Division/(h)/................................. 2004     14.08        15.80      1,081.56
                                                                        2005     15.80        16.52      2,267.62

FI Value Leaders Division/(d)/......................................... 2004     21.65        24.34        233.65
                                                                        2005     24.34        26.36      4,359.90

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.66       $ 9.56          0.00
                                                                       2005      9.56         9.78        252.79

Harris Oakmark Focused Value Division/(c)/............................ 2004     28.35        30.65        953.24
                                                                       2005     30.65        32.98      4,369.76

Harris Oakmark International Division/(d)/............................ 2004     11.86        13.72        949.47
                                                                       2005     13.72        15.37      4,360.22

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.77        12.65      1,123.06
                                                                       2005     12.65        12.21      4,829.93

Janus Aggressive Growth Division/(e)/................................. 2004      6.48         7.02        363.43
                                                                       2005      7.02         7.82      2,208.93

Jennison Growth Division/(c) (g)/..................................... 2004      4.13         4.29        931.60
                                                                       2005      4.29         4.73      3,161.78

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.38        13.32        744.36
                                                                       2005     13.32        14.12        379.82

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.03        12.35     31,888.21
                                                                       2005     12.35        12.33     58,362.22

Loomis Sayles Small Cap Division/(c)/................................. 2004     22.16        25.02        957.25
                                                                       2005     25.02        26.17      1,914.50

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.26        16.20        993.97
                                                                       2005     16.20        16.13      2,941.48

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.20        11.96      1,999.50
                                                                       2005     11.96        12.70      4,087.05

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.41        12.73      3,071.40
                                                                       2005     12.73        13.98      4,379.18

MetLife Stock Index Division/(c)/..................................... 2004     31.39        33.89     13,176.55
                                                                       2005     33.89        34.69     20,802.11

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.48         8.26          0.00
                                                                       2005      8.26         8.66        511.00

MFS(R) Research International Division/(c)/........................... 2004      9.57        10.95        476.58
                                                                       2005     10.95        12.50      1,637.50

MFS(R) Total Return Division/(i)/..................................... 2004     33.48        36.27        646.66
                                                                       2005     36.27        36.58      1,203.01

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.27        10.75      9,314.05
                                                                       2005     10.75        11.90     13,763.63

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     18.00        20.93      2,574.08
                                                                       2005     20.93        22.97      7,229.51

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.78      7,319.82
                                                                       2005     12.78        14.20     19,686.55

Oppenheimer Capital Appreciation Division............................. 2005      7.76         8.40      1,552.74

Oppenheimer Global Equity Division/(c)/............................... 2004     12.25        14.09      2,591.07
                                                                       2005     14.09        16.02      4,150.28

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.46       $11.83      4,757.70
                                                                       2005     11.83        11.86     14,606.50

RCM Global Technology Division/(c)/................................... 2004      4.09         4.24        213.88
                                                                       2005      4.24         4.62        212.24

Russell 2000(R) Index Division/(c)/................................... 2004     13.07        14.91      2,868.80
                                                                       2005     14.91        15.25      3,573.72

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     10.83        11.69        356.94
                                                                       2005     11.69        12.19      1,171.46

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.16         6.96        559.85
                                                                       2005      6.96         7.83      4,916.77

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     11.90        12.64        602.29
                                                                       2005     12.64        13.72      1,137.94

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     17.70        18.70      2,689.93
                                                                       2005     18.70        18.81      8,012.26

Western Asset Management U.S Government Division/(c)/................. 2004     14.63        14.92      2,108.37
                                                                       2005     14.92        14.84      6,283.23

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.10          0.00

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.26          0.00

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.47      7,354.91

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.70     46,491.36

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.93     11,458.42

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.90 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.57      $ 13.22          0.00
                                                                        2002     13.22        10.49      3,013.91
                                                                        2003     10.49        15.78     24,019.52
                                                                        2004     15.78        18.56     22,855.68
                                                                        2005     18.56        22.77     65,511.64

American Funds Growth Division/(c)/.................................... 2001    113.04       102.16          0.00
                                                                        2002    102.16        75.61      1,405.54
                                                                        2003     75.61       101.34     18,951.53
                                                                        2004    101.34       109.43     14,058.69
                                                                        2005    109.43       124.46     31,533.74

American Funds Growth-Income Division/(c)/............................. 2001     79.30        75.99          0.00
                                                                        2002     75.99        60.79        738.38
                                                                        2003     60.79        78.87     24,558.88
                                                                        2004     78.87        83.56     19,344.03
                                                                        2005     83.56        86.56     42,140.74

BlackRock Aggressive Growth Division/(c)/.............................. 2004     30.98        34.23      2,563.08
                                                                        2005     34.23        37.09      4,192.86

BlackRock Bond Income Division/(a)/.................................... 2004     39.04        40.31      8,496.88
                                                                        2005     40.31        40.40     23,822.60

BlackRock Diversified Division......................................... 2004     32.31        34.75     13,155.22
                                                                        2005     34.75        35.06     27,231.71

BlackRock Investment Trust Division/(c)/............................... 2004     53.61        58.96      1,909.74
                                                                        2005     58.96        59.77      2,660.67

BlackRock Large Cap Value Division..................................... 2004     10.58        11.63     22,322.20
                                                                        2005     11.63        12.05     41,594.87

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     22.11        24.15      4,428.47
                                                                        2005     24.15        25.30     10,411.55

BlackRock Money Market Division/(f)/................................... 2004     19.80        19.67      1,072.38
                                                                        2005     19.67        19.81      7,603.00

BlackRock Strategic Value Division/(c)/................................ 2004     15.80        17.72     55,979.61
                                                                        2005     17.72        18.07     98,736.12

Davis Venture Value Division/(c)/...................................... 2004     27.24        29.22     18,162.55
                                                                        2005     29.22        31.54     52,269.42

FI International Stock Division/(c)/................................... 2004     11.07        12.60      7,892.03
                                                                        2005     12.60        14.54     22,696.08

FI Mid Cap Opportunities Division/(h)/................................. 2004     14.13        15.86      6,514.49
                                                                        2005     15.86        16.60     27,484.79

FI Value Leaders Division/(d)/......................................... 2004     21.77        24.48      5,620.49
                                                                        2005     24.48        26.53     24,352.49

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.67       $ 9.57       6,866.00
                                                                       2005      9.57         9.81      14,892.87

Harris Oakmark Focused Value Division/(c)/............................ 2004     28.50        30.83      18,953.73
                                                                       2005     30.83        33.19      44,310.59

Harris Oakmark International Division/(d)/............................ 2004     11.88        13.74      19,839.38
                                                                       2005     13.74        15.40      46,534.14

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.80        12.69      89,526.94
                                                                       2005     12.69        12.25     140,906.69

Janus Aggressive Growth Division/(e)/................................. 2004      6.49         7.04       2,152.57
                                                                       2005      7.04         7.84      11,420.66

Jennison Growth Division/(c) (g)/..................................... 2004      4.14         4.30       8,461.18
                                                                       2005      4.30         4.75      17,649.05

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.40        13.34       8,860.83
                                                                       2005     13.34        14.15      13,904.65

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.07        12.38     187,078.15
                                                                       2005     12.38        12.38     551,933.01

Loomis Sayles Small Cap Division/(c)/................................. 2004     22.27        25.15       1,928.19
                                                                       2005     25.15        26.33       7,199.13

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.32        16.27      30,495.71
                                                                       2005     16.27        16.20      73,264.68

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.21        11.98       3,867.30
                                                                       2005     11.98        12.72      15,395.42

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.43        12.76      56,261.03
                                                                       2005     12.76        14.02     124,981.68

MetLife Stock Index Division/(c)/..................................... 2004     31.61        34.14     113,413.87
                                                                       2005     34.14        34.97     305,157.46

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.49         8.28       6,409.53
                                                                       2005      8.28         8.69      14,609.30

MFS(R) Research International Division/(c)/........................... 2004      9.59        10.97      15,145.00
                                                                       2005     10.97        12.53      25,743.00

MFS(R) Total Return Division/(i)/..................................... 2004     33.76        36.59       3,816.14
                                                                       2005     36.59        36.93      15,082.43

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.30        10.78      93,488.74
                                                                       2005     10.78        11.95     227,873.64

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     18.05        20.99      36,734.21
                                                                       2005     20.99        23.05      91,597.80

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.79      60,311.53
                                                                       2005     12.79        14.21     159,522.75

Oppenheimer Capital Appreciation Division............................. 2005      7.78         8.42      11,045.82

Oppenheimer Global Equity Division/(c)/............................... 2004     12.30        14.14       7,687.26
                                                                       2005     14.14        16.09      18,561.69

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.47       $11.85      91,450.71
                                                                       2005     11.85        11.89     211,423.65

RCM Global Technology Division/(c)/................................... 2004      4.10         4.25      20,294.24
                                                                       2005      4.25         4.63      22,047.22

Russell 2000(R) Index Division/(c)/................................... 2004     13.10        14.95      29,954.58
                                                                       2005     14.95        15.30      65,152.20

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     10.86        11.73      39,975.81
                                                                       2005     11.73        12.24      61,086.27

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.17         6.97      26,082.30
                                                                       2005      6.97         7.85      47,602.89

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     11.94        12.69      10,681.68
                                                                       2005     12.69        13.78      23,051.77

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     17.79        18.79      14,023.91
                                                                       2005     18.79        18.91      62,081.03

Western Asset Management U.S Government Division/(c)/................. 2004     14.70        15.00      56,301.68
                                                                       2005     15.00        14.92     105,648.46

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.11      24,202.61

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.26      10,574.32

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.48      26,727.72

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.71     172,472.23

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.93     161,123.95

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.15 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.46      $ 13.10          0.00
                                                                        2002     13.10        10.36        240.07
                                                                        2003     10.36        15.55      2,826.25
                                                                        2004     15.55        18.25      4,536.96
                                                                        2005     18.25        22.34      6,321.99

American Funds Growth Division/(c)/.................................... 2001    108.20        97.69          0.00
                                                                        2002     97.69        72.12        296.99
                                                                        2003     72.12        96.42      1,763.09
                                                                        2004     96.42       103.86      1,088.90
                                                                        2005    103.86       117.82      2,232.58

American Funds Growth-Income Division/(c)/............................. 2001     75.91        72.66          0.00
                                                                        2002     72.66        57.98          0.00
                                                                        2003     57.98        75.04      1,645.67
                                                                        2004     75.04        79.30      2,841.92
                                                                        2005     79.30        81.94      4,981.05

BlackRock Aggressive Growth Division/(c)/.............................. 2004     29.76        32.83          0.00
                                                                        2005     32.83        35.49          0.00

BlackRock Bond Income Division/(a)/.................................... 2004     37.07        38.21      2,768.23
                                                                        2005     38.21        38.21      1,917.22

BlackRock Diversified Division......................................... 2004     30.90        33.18          0.00
                                                                        2005     33.18        33.39          0.00

BlackRock Investment Trust Division/(c)/............................... 2004     50.88        55.87         31.72
                                                                        2005     55.87        56.49         31.52

BlackRock Large Cap Value Division..................................... 2004     10.53        11.56          0.00
                                                                        2005     11.56        11.94          0.00

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     21.59        23.54          0.00
                                                                        2005     23.54        24.60          0.00

BlackRock Money Market Division/(f)/................................... 2004     18.81        18.65          0.00
                                                                        2005     18.65        18.73          0.00

BlackRock Strategic Value Division/(c)/................................ 2004     15.65        17.52      4,359.43
                                                                        2005     17.52        17.82     12,692.69

Davis Venture Value Division/(c)/...................................... 2004     26.60        28.49        629.82
                                                                        2005     28.49        30.67      3,898.38

FI International Stock Division/(c)/................................... 2004     10.72        12.18      1,185.09
                                                                        2005     12.18        14.02      6,521.01

FI Mid Cap Opportunities Division/(h)/................................. 2004     13.88        15.55      2,350.77
                                                                        2005     15.55        16.24      5,857.29

FI Value Leaders Division/(d)/......................................... 2004     21.18        23.78        753.43
                                                                        2005     23.78        25.70      2,653.54

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.61       $ 9.49      2,009.35
                                                                       2005      9.49         9.69      2,072.58

Harris Oakmark Focused Value Division/(c)/............................ 2004     27.73        29.94      1,714.93
                                                                       2005     29.94        32.15      6,004.94

Harris Oakmark International Division/(d)/............................ 2004     11.80        13.63      2,368.65
                                                                       2005     13.63        15.24      2,653.09

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.64        12.50      3,329.01
                                                                       2005     12.50        12.03      3,250.72

Janus Aggressive Growth Division/(e)/................................. 2004      6.44         6.97        897.70
                                                                       2005      6.97         7.75        668.32

Jennison Growth Division/(c) (g)/..................................... 2004      4.10         4.25      1,445.15
                                                                       2005      4.25         4.68      1,088.48

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.32        13.24        288.66
                                                                       2005     13.24        14.00        466.97

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     11.90        12.19      7,253.18
                                                                       2005     12.19        12.16      8,368.75

Loomis Sayles Small Cap Division/(c)/................................. 2004     21.72        24.49          0.00
                                                                       2005     24.49        25.57         22.83

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.02        15.92        892.85
                                                                       2005     15.92        15.82      1,493.79

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.14        11.88      2,324.91
                                                                       2005     11.88        12.59      1,686.31

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.32        12.61      1,546.17
                                                                       2005     12.61        13.83      1,808.87

MetLife Stock Index Division/(c)/..................................... 2004     30.52        32.91      3,799.27
                                                                       2005     32.91        33.62      7,968.09

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.40         8.16          0.00
                                                                       2005      8.16         8.54      5,906.22

MFS(R) Research International Division/(c)/........................... 2004      9.51        10.86      3,570.06
                                                                       2005     10.86        12.38      3,564.79

MFS(R) Total Return Division/(i)/..................................... 2004     32.35        35.01        882.32
                                                                       2005     35.01        35.24      3,087.82

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.17        10.62      3,153.72
                                                                       2005     10.62        11.73      5,763.70

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     17.81        20.67        756.21
                                                                       2005     20.67        22.65      3,021.80

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.76      6,313.11
                                                                       2005     12.76        14.15     15,657.67

Oppenheimer Capital Appreciation Division............................. 2005      7.70         8.31          0.00

Oppenheimer Global Equity Division/(c)/............................... 2004     12.08        13.87        423.49
                                                                       2005     13.87        15.74        422.97

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.38       $11.74      7,647.29
                                                                       2005     11.74        11.75     11,741.69

RCM Global Technology Division/(c)/................................... 2004      4.06         4.21          0.00
                                                                       2005      4.21         4.58          0.00

Russell 2000(R) Index Division/(c)/................................... 2004     12.92        14.72        982.17
                                                                       2005     14.72        15.03      1,835.32

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     10.71        11.55      3,366.81
                                                                       2005     11.55        12.02      3,614.98

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.12         6.91      5,362.07
                                                                       2005      6.91         7.75      5,262.26

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     11.73        12.44      1,004.51
                                                                       2005     12.44        13.48      9,411.02

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     17.37        18.32     17,504.30
                                                                       2005     18.32        18.39     12,141.99

Western Asset Management U.S Government Division/(c)/................. 2004     14.35        14.62      2,319.32
                                                                       2005     14.62        14.51      1,648.13

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.09          0.00

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.24          0.00

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.46          0.00

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.69     24,549.58

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.91          0.00

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.05 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.50      $ 13.15        438.91
                                                                        2002     13.15        10.41        996.94
                                                                        2003     10.41        15.64     16,775.79
                                                                        2004     15.64        18.37     11,675.66
                                                                        2005     18.37        22.51     67,533.92

American Funds Growth Division/(c)/.................................... 2001    110.11        99.46        314.16
                                                                        2002     99.46        73.50        444.84
                                                                        2003     73.50        98.36      6,389.17
                                                                        2004     98.36       106.05      8,870.53
                                                                        2005    106.05       120.43     26,258.30

American Funds Growth-Income Division/(c)/............................. 2001     77.25        73.98          0.00
                                                                        2002     73.98        59.09        654.55
                                                                        2003     59.09        76.55      9,674.26
                                                                        2004     76.55        80.98     12,705.18
                                                                        2005     80.98        83.76     28,987.83

BlackRock Aggressive Growth Division/(c)/.............................. 2004     30.24        33.39      1,392.47
                                                                        2005     33.39        36.12      5,283.30

BlackRock Bond Income Division/(a)/.................................... 2004     37.84        39.04      7,792.97
                                                                        2005     39.04        39.07     30,493.05

BlackRock Diversified Division......................................... 2004     31.46        33.80      8,678.74
                                                                        2005     33.80        34.05     17,006.57

BlackRock Investment Trust Division/(c)/............................... 2004     51.95        57.08        754.26
                                                                        2005     57.08        57.78      1,948.68

BlackRock Large Cap Value Division..................................... 2004     10.55        11.59     12,305.61
                                                                        2005     11.59        11.98     34,390.13

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     21.80        23.78      5,189.12
                                                                        2005     23.78        24.88      9,718.86

BlackRock Money Market Division/(f)/................................... 2004     19.20        19.05          0.00
                                                                        2005     19.05        19.16          0.00

BlackRock Strategic Value Division/(c)/................................ 2004     15.71        17.60     22,485.39
                                                                        2005     17.60        17.92     39,961.36

Davis Venture Value Division/(c)/...................................... 2004     26.85        28.78      5,625.69
                                                                        2005     28.78        31.01     36,415.93

FI International Stock Division/(c)/................................... 2004     10.86        12.35      5,512.51
                                                                        2005     12.35        14.23     21,842.17

FI Mid Cap Opportunities Division/(h)/................................. 2004     13.98        15.67      7,685.86
                                                                        2005     15.67        16.38     28,226.20

FI Value Leaders Division/(d)/......................................... 2004     21.42        24.05          0.00
                                                                        2005     24.05        26.03     15,277.09

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.64       $ 9.52       9,214.36
                                                                       2005      9.52         9.74      12,457.12

Harris Oakmark Focused Value Division/(c)/............................ 2004     28.04        30.29       9,739.96
                                                                       2005     30.29        32.56      30,910.94

Harris Oakmark International Division/(d)/............................ 2004     11.83        13.67       8,502.62
                                                                       2005     13.67        15.31      49,213.15

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.70        12.58      33,650.64
                                                                       2005     12.58        12.12      52,694.28

Janus Aggressive Growth Division/(e)/................................. 2004      6.46         6.99       2,082.05
                                                                       2005      6.99         7.78       4,809.33

Jennison Growth Division/(c) (g)/..................................... 2004      4.11         4.27           0.00
                                                                       2005      4.27         4.71      22,374.77

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.35        13.28       1,554.45
                                                                       2005     13.28        14.06       5,043.25

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     11.97        12.27     109,181.83
                                                                       2005     12.27        12.24     352,065.05

Loomis Sayles Small Cap Division/(c)/................................. 2004     21.94        24.75       3,975.53
                                                                       2005     24.75        25.87       9,845.11

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.14        16.06      14,480.98
                                                                       2005     16.06        15.97      40,166.81

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.17        11.92       2,841.34
                                                                       2005     11.92        12.64      32,396.74

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.36        12.67      25,139.84
                                                                       2005     12.67        13.91      66,915.42

MetLife Stock Index Division/(c)/..................................... 2004     30.96        33.40      48,821.94
                                                                       2005     33.40        34.16     158,429.74

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.44         8.21       4,465.59
                                                                       2005      8.21         8.60       6,506.72

MFS(R) Research International Division/(c)/........................... 2004      9.54        10.91       5,125.90
                                                                       2005     10.91        12.44      34,818.55

MFS(R) Total Return Division/(i)/..................................... 2004     32.91        35.63       7,136.84
                                                                       2005     35.63        35.91      15,395.59

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.22        10.68      42,088.86
                                                                       2005     10.68        11.82     115,824.71

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     17.91        20.80      18,280.94
                                                                       2005     20.80        22.81      69,809.03

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.78      36,292.62
                                                                       2005     12.78        14.19     119,237.10

Oppenheimer Capital Appreciation Division............................. 2005      7.73         8.36       2,919.63

Oppenheimer Global Equity Division/(c)/............................... 2004     12.17        13.98       2,963.55
                                                                       2005     13.98        15.88      19,528.45

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.42       $11.79      45,456.03
                                                                       2005     11.79        11.81     135,902.74

RCM Global Technology Division/(c)/................................... 2004      4.08         4.23      11,832.40
                                                                       2005      4.23         4.60      45,030.73

Russell 2000(R) Index Division/(c)/................................... 2004     12.99        14.81      15,022.63
                                                                       2005     14.81        15.14      45,530.68

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     10.77        11.62      13,151.70
                                                                       2005     11.62        12.11      59,451.27

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.14         6.93      11,805.24
                                                                       2005      6.93         7.79      57,596.89

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     11.81        12.54       3,787.84
                                                                       2005     12.54        13.60       8,539.46

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     17.53        18.51       9,507.96
                                                                       2005     18.51        18.60      40,716.61

Western Asset Management U.S Government Division/(c)/................. 2004     14.49        14.77      22,509.91
                                                                       2005     14.77        14.68      65,572.52

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.10       2,419.58

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.25      10,277.76

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.47      25,198.90

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.70      44,284.85

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.92      82,413.41

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.65 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.68      $ 13.35           0.00
                                                                        2002     13.35        10.61       5,433.81
                                                                        2003     10.61        16.00      21,510.49
                                                                        2004     16.00        18.87       4,289.64
                                                                        2005     18.87        23.21      27,075.11

American Funds Growth Division/(c)/.................................... 2001    118.09       106.84           0.00
                                                                        2002    106.84        79.27       4,653.65
                                                                        2003     79.27       106.52      13,948.66
                                                                        2004    106.52       115.31       3,649.80
                                                                        2005    115.31       131.46       8,989.65

American Funds Growth-Income Division/(c)/............................. 2001     82.85        79.47           0.00
                                                                        2002     79.47        63.73       6,550.73
                                                                        2003     63.73        82.89      22,621.15
                                                                        2004     82.89        88.04       5,115.63
                                                                        2005     88.04        91.43      12,031.87

BlackRock Aggressive Growth Division/(c)/.............................. 2004     32.24        35.69          45.05
                                                                        2005     35.69        38.77         238.65

BlackRock Bond Income Division/(a)/.................................... 2004     41.11        42.52      11,211.29
                                                                        2005     42.52        42.73      14,994.74

BlackRock Diversified Division......................................... 2004     33.79        36.39       2,669.97
                                                                        2005     36.39        36.81       4,448.29

BlackRock Investment Trust Division/(c)/............................... 2004     56.48        62.22       3,112.55
                                                                        2005     62.22        63.23       4,861.53

BlackRock Large Cap Value Division..................................... 2004     10.63        11.71       1,728.59
                                                                        2005     11.71        12.16       5,434.38

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     22.64        24.77         462.28
                                                                        2005     24.77        26.01       1,423.51

BlackRock Money Market Division/(f)/................................... 2004     20.86        20.75     104,013.73
                                                                        2005     20.75        20.95     324,513.79

BlackRock Strategic Value Division/(c)/................................ 2004     15.95        17.92      11,753.30
                                                                        2005     17.92        18.32      21,628.30

Davis Venture Value Division/(c)/...................................... 2004     27.89        29.97       6,468.34
                                                                        2005     29.97        32.43      17,463.16

FI International Stock Division/(c)/................................... 2004     11.44        13.04       4,087.34
                                                                        2005     13.04        15.09      10,887.21

FI Mid Cap Opportunities Division/(h)/................................. 2004     14.39        16.17       1,644.30
                                                                        2005     16.17        16.97       5,360.57

FI Value Leaders Division/(d)/......................................... 2004     22.38        25.21         371.96
                                                                        2005     25.21        27.38       4,289.70

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.74       $ 9.66       1,105.28
                                                                       2005      9.66         9.92       3,414.63

Harris Oakmark Focused Value Division/(c)/............................ 2004     29.30        31.74       6,059.03
                                                                       2005     31.74        34.26      10,284.09

Harris Oakmark International Division/(d)/............................ 2004     11.95        13.85       7,541.78
                                                                       2005     13.85        15.57      14,013.75

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.96        12.89      10,020.95
                                                                       2005     12.89        12.47      19,981.09

Janus Aggressive Growth Division/(e)/................................. 2004      6.55         7.10         717.63
                                                                       2005      7.10         7.94       2,248.76

Jennison Growth Division/(c) (g)/..................................... 2004      4.18         4.36           0.00
                                                                       2005      4.36         4.81       8,946.99

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.48        13.45       1,004.90
                                                                       2005     13.45        14.30       2,031.80

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.23        12.58      92,544.61
                                                                       2005     12.58        12.60     181,365.97

Loomis Sayles Small Cap Division/(c)/................................. 2004     22.83        25.83         210.62
                                                                       2005     25.83        27.11       2,490.63

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.63        16.63       9,960.03
                                                                       2005     16.63        16.60      20,983.88

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.29        12.07       3,525.98
                                                                       2005     12.07        12.86         708.70

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.54        12.90       8,190.75
                                                                       2005     12.90        14.22      20,046.68

MetLife Stock Index Division/(c)/..................................... 2004     32.74        35.42      44,091.65
                                                                       2005     35.42        36.37      59,871.73

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.59         8.40           0.00
                                                                       2005      8.40         8.83           0.00

MFS(R) Research International Division/(c)/........................... 2004      9.66        11.08       1,039.50
                                                                       2005     11.08        12.69       8,054.13

MFS(R) Total Return Division/(i)/..................................... 2004     35.23        38.24       4,251.94
                                                                       2005     38.24        38.69       7,910.43

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.43        10.95      22,629.26
                                                                       2005     10.95        12.16      36,330.89

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     18.30        21.32      12,681.85
                                                                       2005     21.32        23.47      30,464.03

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.81      64,876.69
                                                                       2005     12.81        14.27      80,823.38

Oppenheimer Capital Appreciation Division............................. 2005      7.86         8.52       2,379.05

Oppenheimer Global Equity Division/(c)/............................... 2004     12.52        14.42         627.40
                                                                       2005     14.42        16.45      13,096.47

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.57       $11.97      75,764.44
                                                                       2005     11.97        12.04     124,281.92

RCM Global Technology Division/(c)/................................... 2004      4.13         4.29       3,524.62
                                                                       2005      4.29         4.69      13,740.54

Russell 2000(R) Index Division/(c)/................................... 2004     13.28        15.18       9,859.86
                                                                       2005     15.18        15.58      18,345.93

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     11.01        11.91      18,675.83
                                                                       2005     11.91        12.46      24,525.87

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.22         7.04      16,291.17
                                                                       2005      7.04         7.94      26,125.77

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     12.16        12.94       3,454.17
                                                                       2005     12.94        14.09       5,424.51

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     18.21        19.28      12,615.56
                                                                       2005     19.28        19.45      34,252.48

Western Asset Management U.S Government Division/(c)/................. 2004     15.05        15.39      47,113.92
                                                                       2005     15.39        15.35      38,050.25

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.13           0.00

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.28      48,694.26

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.50      26,136.99

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.73      41,876.81

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.95       1,384.24

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.10 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.48      $ 13.13          0.00
                                                                        2002     13.13        10.39          0.00
                                                                        2003     10.39        15.60          0.00
                                                                        2004     15.60        18.31        462.94
                                                                        2005     18.31        22.42      4,532.06

American Funds Growth Division/(c)/.................................... 2001    109.20        98.62          0.00
                                                                        2002     98.62        72.84          0.00
                                                                        2003     72.84        97.44          0.00
                                                                        2004     97.44       104.95          0.00
                                                                        2005    104.95       119.12      1,325.80

American Funds Growth-Income Division/(c)/............................. 2001     76.61        73.35          0.00
                                                                        2002     73.35        58.56          0.00
                                                                        2003     58.56        75.83          0.00
                                                                        2004     75.83        80.14         87.74
                                                                        2005     80.14        82.85        817.58

BlackRock Aggressive Growth Division/(c)/.............................. 2004     30.00        33.11          0.00
                                                                        2005     33.11        35.80        906.63

BlackRock Bond Income Division/(a)/.................................... 2004     37.45        38.62          0.00
                                                                        2005     38.62        38.64      1,707.29

BlackRock Diversified Division......................................... 2004     31.18        33.49         37.90
                                                                        2005     33.49        33.72        115.93

BlackRock Investment Trust Division/(c)/............................... 2004     51.41        56.47      1,206.19
                                                                        2005     56.47        57.13      1,641.74

BlackRock Large Cap Value Division..................................... 2004     10.54        11.57         73.77
                                                                        2005     11.57        11.96     10,342.95

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     21.70        23.66          0.00
                                                                        2005     23.66        24.74          0.00

BlackRock Money Market Division/(f)/................................... 2004     19.00        18.85          0.00
                                                                        2005     18.85        18.94          0.00

BlackRock Strategic Value Division/(c)/................................ 2004     15.68        17.56          0.00
                                                                        2005     17.56        17.87      2,783.89

Davis Venture Value Division/(c)/...................................... 2004     26.73        28.63         29.67
                                                                        2005     28.63        30.84         89.81

FI International Stock Division/(c)/................................... 2004     10.79        12.26        139.27
                                                                        2005     12.26        14.12        138.95

FI Mid Cap Opportunities Division/(h)/................................. 2004     13.93        15.61          0.00
                                                                        2005     15.61        16.31          0.00

FI Value Leaders Division/(d)/......................................... 2004     21.30        23.91         35.71
                                                                        2005     23.91        25.86        107.77

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.62       $ 9.50          0.00
                                                                       2005      9.50         9.71          0.00

Harris Oakmark Focused Value Division/(c)/............................ 2004     27.88        30.12         19.81
                                                                       2005     30.12        32.36        614.35

Harris Oakmark International Division/(d)/............................ 2004     11.82        13.65        713.03
                                                                       2005     13.65        15.27      1,221.19

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.67        12.54         67.76
                                                                       2005     12.54        12.08      1,589.42

Janus Aggressive Growth Division/(e)/................................. 2004      6.45         6.98          0.00
                                                                       2005      6.98         7.77        314.00

Jennison Growth Division/(c) (g)/..................................... 2004      4.10         4.26          0.00
                                                                       2005      4.26         4.69          0.00

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.33        13.26          0.00
                                                                       2005     13.26        14.03          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     11.94        12.23          0.00
                                                                       2005     12.23        12.20     17,152.87

Loomis Sayles Small Cap Division/(c)/................................. 2004     21.83        24.62          0.00
                                                                       2005     24.62        25.72          0.00

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.08        15.99        194.15
                                                                       2005     15.99        15.89      1,569.35

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.16        11.90          0.00
                                                                       2005     11.90        12.62          0.00

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.34        12.64          0.00
                                                                       2005     12.64        13.87      3,578.62

MetLife Stock Index Division/(c)/..................................... 2004     30.74        33.15      2,033.50
                                                                       2005     33.15        33.89     17,800.73

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.42         8.19          0.00
                                                                       2005      8.19         8.57          0.00

MFS(R) Research International Division/(c)/........................... 2004      9.52        10.89          0.00
                                                                       2005     10.89        12.41          0.00

MFS(R) Total Return Division/(i)/..................................... 2004     32.63        35.32         35.99
                                                                       2005     35.32        35.57        109.42

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.20        10.65          0.00
                                                                       2005     10.65        11.78     12,256.93

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     17.86        20.73        644.70
                                                                       2005     20.73        22.73      3,617.66

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.77      3,857.04
                                                                       2005     12.77        14.17      4,683.16

Oppenheimer Capital Appreciation Division............................. 2005      7.71         8.33          0.00

Oppenheimer Global Equity Division/(c)/............................... 2004     12.12        13.92          0.00
                                                                       2005     13.92        15.81          0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.40       $11.76        256.18
                                                                       2005     11.76        11.78      5,554.35

RCM Global Technology Division/(c)/................................... 2004      4.07         4.22          0.00
                                                                       2005      4.22         4.59          0.00

Russell 2000(R) Index Division/(c)/................................... 2004     12.96        14.77          0.00
                                                                       2005     14.77        15.08      3,116.67

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     10.74        11.59        433.80
                                                                       2005     11.59        12.06        432.81

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.13         6.92          0.00
                                                                       2005      6.92         7.77          0.00

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     11.77        12.49          0.00
                                                                       2005     12.49        13.54          0.00

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     17.45        18.41         68.17
                                                                       2005     18.41        18.50      2,314.70

Western Asset Management U.S Government Division/(c)/................. 2004     14.42        14.70      2,762.32
                                                                       2005     14.70        14.59      3,891.01

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.09      2,742.80

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.25          0.00

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.46          0.00

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.69          0.00

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.92          0.00

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.00 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.53      $ 13.18          0.00
                                                                        2002     13.18        10.44      1,924.46
                                                                        2003     10.44        15.69      2,413.26
                                                                        2004     15.69        18.44          0.00
                                                                        2005     18.44        22.60          0.00

American Funds Growth Division/(c)/.................................... 2001    111.07       100.35          0.00
                                                                        2002    100.35        74.19        775.60
                                                                        2003     74.19        99.35      1,311.12
                                                                        2004     99.35       107.17         37.63
                                                                        2005    107.17       121.76        640.42

American Funds Growth-Income Division/(c)/............................. 2001     77.93        74.64          0.00
                                                                        2002     74.64        59.65         56.63
                                                                        2003     59.65        77.32        453.38
                                                                        2004     77.32        81.83         65.02
                                                                        2005     81.83        84.68         64.95

BlackRock Aggressive Growth Division/(c)/.............................. 2004     30.49        33.66          0.00
                                                                        2005     33.66        36.44          0.00

BlackRock Bond Income Division/(a)/.................................... 2004     38.24        39.46        754.00
                                                                        2005     39.46        39.51      1,489.48

BlackRock Diversified Division......................................... 2004     31.74        34.11          0.00
                                                                        2005     34.11        34.38         78.47

BlackRock Investment Trust Division/(c)/............................... 2004     52.50        57.70          0.00
                                                                        2005     57.70        58.44          0.00

BlackRock Large Cap Value Division..................................... 2004     10.56        11.60          0.00
                                                                        2005     11.60        12.01          0.00

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     21.90        23.91          0.00
                                                                        2005     23.91        25.02          0.00

BlackRock Money Market Division/(f)/................................... 2004     19.40        19.25      9,129.91
                                                                        2005     19.25        19.37      3,185.85

BlackRock Strategic Value Division/(c)/................................ 2004     15.74        17.64          0.00
                                                                        2005     17.64        17.97      2,780.30

Davis Venture Value Division/(c)/...................................... 2004     26.98        28.92          0.00
                                                                        2005     28.92        31.19         24.37

FI International Stock Division/(c)/................................... 2004     10.93        12.43          0.00
                                                                        2005     12.43        14.33          0.00

FI Mid Cap Opportunities Division/(h)/................................. 2004     14.03        15.73          0.00
                                                                        2005     15.73        16.45          0.00

FI Value Leaders Division/(d)/......................................... 2004     21.54        24.20          0.00
                                                                        2005     24.20        26.19          0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.65       $ 9.54          0.00
                                                                       2005      9.54         9.76          0.00

Harris Oakmark Focused Value Division/(c)/............................ 2004     28.19        30.47          0.00
                                                                       2005     30.47        32.77        516.30

Harris Oakmark International Division/(d)/............................ 2004     11.85        13.70        210.15
                                                                       2005     13.70        15.34        209.68

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.74        12.62        948.46
                                                                       2005     12.62        12.16      2,385.88

Janus Aggressive Growth Division/(e)/................................. 2004      6.47         7.01          0.00
                                                                       2005      7.01         7.80          0.00

Jennison Growth Division/(c) (g)/..................................... 2004      4.12         4.28          0.00
                                                                       2005      4.28         4.72          0.00

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.37        13.30          0.00
                                                                       2005     13.30        14.09          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.00        12.31      3,542.00
                                                                       2005     12.31        12.29     15,667.64

Loomis Sayles Small Cap Division/(c)/................................. 2004     22.05        24.88          0.00
                                                                       2005     24.88        26.02          0.00

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.20        16.13          0.00
                                                                       2005     16.13        16.05      2,036.19

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.19        11.94          0.00
                                                                       2005     11.94        12.67          0.00

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.38        12.70        220.68
                                                                       2005     12.70        13.95      1,550.66

MetLife Stock Index Division/(c)/..................................... 2004     31.17        33.64        932.51
                                                                       2005     33.64        34.42      4,653.75

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.46         8.23          0.00
                                                                       2005      8.23         8.63          0.00

MFS(R) Research International Division/(c)/........................... 2004      9.55        10.93          0.00
                                                                       2005     10.93        12.47          0.00

MFS(R) Total Return Division/(i)/..................................... 2004     33.19        35.95          0.00
                                                                       2005     35.95        36.24      1,335.09

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.25        10.71        519.78
                                                                       2005     10.71        11.86      2,555.02

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     17.95        20.86          0.00
                                                                       2005     20.86        22.89      2,335.47

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.78      1,252.41
                                                                       2005     12.78        14.19      4,036.10

Oppenheimer Capital Appreciation Division............................. 2005      7.74         8.38          0.00

Oppenheimer Global Equity Division/(c)/............................... 2004     12.21        14.03          0.00
                                                                       2005     14.03        15.95         47.74

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.44       $11.81        440.45
                                                                       2005     11.81        11.84      8,179.04

RCM Global Technology Division/(c)/................................... 2004      4.08         4.24          0.00
                                                                       2005      4.24         4.61          0.00

Russell 2000(R) Index Division/(c)/................................... 2004     13.03        14.86         96.62
                                                                       2005     14.86        15.19         94.04

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     10.80        11.66          0.00
                                                                       2005     11.66        12.15          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.15         6.95          0.00
                                                                       2005      6.95         7.81          0.00

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     11.85        12.59          0.00
                                                                       2005     12.59        13.66          0.00

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     17.62        18.60          0.00
                                                                       2005     18.60        18.70      2,194.07

Western Asset Management U.S Government Division/(c)/................. 2004     14.56        14.85          0.00
                                                                       2005     14.85        14.76          0.00

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.10          0.00

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.25          0.00

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.47          0.00

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.70          0.00

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.93          0.00

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.25 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.42      $ 13.06          0.00
                                                                        2002     13.06        10.32          0.00
                                                                        2003     10.32        15.47      7,432.78
                                                                        2004     15.47        18.13          0.00
                                                                        2005     18.13        22.17          0.00

American Funds Growth Division/(c)/.................................... 2001    106.37        96.00          0.00
                                                                        2002     96.00        70.80          0.00
                                                                        2003     70.80        94.57      6,362.14
                                                                        2004     94.57       101.71          0.00
                                                                        2005    101.71       115.27          0.00

American Funds Growth-Income Division/(c)/............................. 2001     74.63        71.41          0.00
                                                                        2002     71.41        56.92          0.00
                                                                        2003     56.92        73.60      4,976.20
                                                                        2004     73.60        77.66          0.00
                                                                        2005     77.66        80.17          0.00

BlackRock Aggressive Growth Division/(c)/.............................. 2004     29.29        32.29          0.00
                                                                        2005     32.29        34.87          0.00

BlackRock Bond Income Division/(a)/.................................... 2004     36.31        37.40          0.00
                                                                        2005     37.40        37.36          0.00

BlackRock Diversified Division......................................... 2004     30.36        32.57          0.00
                                                                        2005     32.57        32.75          0.00

BlackRock Investment Trust Division/(c)/............................... 2004     49.83        54.68          0.00
                                                                        2005     54.68        55.24          0.00

BlackRock Large Cap Value Division..................................... 2004     10.51        11.52          0.00
                                                                        2005     11.52        11.90          0.00

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     21.39        23.30        607.12
                                                                        2005     23.30        24.33          0.00

BlackRock Money Market Division/(f)/................................... 2004     18.42        18.25        283.74
                                                                        2005     18.25        18.32          0.00

BlackRock Strategic Value Division/(c)/................................ 2004     15.59        17.44          0.00
                                                                        2005     17.44        17.72          0.00

Davis Venture Value Division/(c)/...................................... 2004     26.35        28.20          0.00
                                                                        2005     28.20        30.33          0.00

FI International Stock Division/(c)/................................... 2004     10.58        12.01          0.00
                                                                        2005     12.01        13.82          0.00

FI Mid Cap Opportunities Division/(h)/................................. 2004     13.78        15.43          0.00
                                                                        2005     15.43        16.09          0.00

FI Value Leaders Division/(d)/......................................... 2004     20.95        23.50          0.00
                                                                        2005     23.50        25.38          0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.58       $ 9.45          0.00
                                                                       2005      9.45         9.65          0.00

Harris Oakmark Focused Value Division/(c)/............................ 2004     27.43        29.59          0.00
                                                                       2005     29.59        31.75          0.00

Harris Oakmark International Division/(d)/............................ 2004     11.77        13.59          0.00
                                                                       2005     13.59        15.18          0.00

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.58        12.42          0.00
                                                                       2005     12.42        11.95          0.00

Janus Aggressive Growth Division/(e)/................................. 2004      6.42         6.94          0.00
                                                                       2005      6.94         7.71          0.00

Jennison Growth Division/(c) (g)/..................................... 2004      4.08         4.23          0.00
                                                                       2005      4.23         4.65          0.00

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.29        13.19          0.00
                                                                       2005     13.19        13.94          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     11.84        12.12      1,283.14
                                                                       2005     12.12        12.07      1,330.12

Loomis Sayles Small Cap Division/(c)/................................. 2004     21.50        24.23          0.00
                                                                       2005     24.23        25.27          0.00

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     14.90        15.78          0.00
                                                                       2005     15.78        15.66          0.00

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.11        11.84          0.00
                                                                       2005     11.84        12.54          0.00

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.28        12.56          0.00
                                                                       2005     12.56        13.76        223.42

MetLife Stock Index Division/(c)/..................................... 2004     30.10        32.43        163.69
                                                                       2005     32.43        33.10        955.25

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.36         8.12          0.00
                                                                       2005      8.12         8.49          0.00

MFS(R) Research International Division/(c)/........................... 2004      9.48        10.82          0.00
                                                                       2005     10.82        12.32          0.00

MFS(R) Total Return Division/(i)/..................................... 2004     31.81        34.39          0.00
                                                                       2005     34.39        34.59          0.00

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.12        10.55          0.00
                                                                       2005     10.55        11.65        721.69

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     17.71        20.54          0.00
                                                                       2005     20.54        22.48          0.00

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.76          0.00
                                                                       2005     12.76        14.13          0.00

Oppenheimer Capital Appreciation Division............................. 2005      7.66         8.27          0.00

Oppenheimer Global Equity Division/(c)/............................... 2004     11.99        13.76          0.00
                                                                       2005     13.76        15.60          0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.35       $11.69          0.00
                                                                       2005     11.69        11.69          0.00

RCM Global Technology Division/(c)/................................... 2004      4.05         4.19          0.00
                                                                       2005      4.19         4.55          0.00

Russell 2000(R) Index Division/(c)/................................... 2004     12.85        14.63          0.00
                                                                       2005     14.63        14.92        138.96

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     10.65        11.48          0.00
                                                                       2005     11.48        11.94          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.10         6.88          0.00
                                                                       2005      6.88         7.71          0.00

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     11.64        12.34          0.00
                                                                       2005     12.34        13.36          0.00

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     17.20        18.14          0.00
                                                                       2005     18.14        18.19          0.00

Western Asset Management U.S Government Division/(c)/................. 2004     14.22        14.48          0.00
                                                                       2005     14.48        14.35          0.00

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.08          0.00

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.24          0.00

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.45     10,357.79

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.68          0.00

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.91          0.00

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.75 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/............... 2001   $ 13.64      $ 13.30          0.00
                                                                        2002     13.30        10.56      6,440.52
                                                                        2003     10.56        15.91     26,264.88
                                                                        2004     15.91        18.75          0.00
                                                                        2005     18.75        23.04         42.87

American Funds Growth Division/(c)/.................................... 2001    116.04       104.94          0.00
                                                                        2002    104.94        77.78      6,100.79
                                                                        2003     77.78       104.42     15,014.89
                                                                        2004    104.42       112.92          0.00
                                                                        2005    112.92       128.61         30.26

American Funds Growth-Income Division/(c)/............................. 2001     81.41        78.06          0.00
                                                                        2002     78.06        62.54      7,458.73
                                                                        2003     62.54        81.26     22,882.90
                                                                        2004     81.26        86.22          0.00
                                                                        2005     86.22        89.45         32.66

BlackRock Aggressive Growth Division/(c)/.............................. 2004     31.73        35.10         22.87
                                                                        2005     35.10        38.09         20.44

BlackRock Bond Income Division/(a)/.................................... 2004     40.27        41.62          0.00
                                                                        2005     41.62        41.78          0.00

BlackRock Diversified Division......................................... 2004     33.19        35.73        597.48
                                                                        2005     35.73        36.10        533.89

BlackRock Investment Trust Division/(c)/............................... 2004     55.31        60.89          0.00
                                                                        2005     60.89        61.82          0.00

BlackRock Large Cap Value Division..................................... 2004     10.61        11.68          0.00
                                                                        2005     11.68        12.12          0.00

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     22.43        24.52        594.47
                                                                        2005     24.52        25.72          8.05

BlackRock Money Market Division/(f)/................................... 2004     20.43        20.31          0.00
                                                                        2005     20.31        20.48          0.00

BlackRock Strategic Value Division/(c)/................................ 2004     15.89        17.84          0.00
                                                                        2005     17.84        18.21          0.00

Davis Venture Value Division/(c)/...................................... 2004     27.63        29.67          0.00
                                                                        2005     29.67        32.07         30.21

FI International Stock Division/(c)/................................... 2004     11.29        12.87          0.00
                                                                        2005     12.87        14.87          0.00

FI Mid Cap Opportunities Division/(h)/................................. 2004     14.29        16.05          0.00
                                                                        2005     16.05        16.82          0.00

FI Value Leaders Division/(d)/......................................... 2004     22.14        24.91          0.00
                                                                        2005     24.91        27.04          0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/..................... 2004    $ 8.71       $ 9.63          0.00
                                                                       2005      9.63         9.87          0.00

Harris Oakmark Focused Value Division/(c)/............................ 2004     28.98        31.37          0.00
                                                                       2005     31.37        33.82         28.78

Harris Oakmark International Division/(d)/............................ 2004     11.92        13.81          0.00
                                                                       2005     13.81        15.50          0.00

Harris Oakmark Large Cap Value Division/(c)/.......................... 2004     11.90        12.81          0.00
                                                                       2005     12.81        12.38          0.00

Janus Aggressive Growth Division/(e)/................................. 2004      6.53         7.08          0.00
                                                                       2005      7.08         7.90          0.00

Jennison Growth Division/(c) (g)/..................................... 2004      4.16         4.33          0.00
                                                                       2005      4.33         4.79          0.00

Lazard Mid-Cap Division/(d) (k)/...................................... 2004     12.45        13.41          0.00
                                                                       2005     13.41        14.24          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/................. 2004     12.17        12.50         58.64
                                                                       2005     12.50        12.51        855.95

Loomis Sayles Small Cap Division/(c)/................................. 2004     22.61        25.56          0.00
                                                                       2005     25.56        26.79          0.00

Lord Abbett Bond Debenture Division/(b)/.............................. 2004     15.51        16.48         92.03
                                                                       2005     16.48        16.44        201.19

Met/AIM Small Cap Growth Division/(d)/................................ 2004     11.26        12.03          0.00
                                                                       2005     12.03        12.80          0.00

MetLife Mid Cap Stock Index Division/(d)/............................. 2004     11.49        12.84          0.00
                                                                       2005     12.84        14.14        176.38

MetLife Stock Index Division/(c)/..................................... 2004     32.28        34.90          0.00
                                                                       2005     34.90        35.80        761.21

MFS(R) Investors Trust Division/(c)/.................................. 2004      7.55         8.35          0.00
                                                                       2005      8.35         8.77          0.00

MFS(R) Research International Division/(c)/........................... 2004      9.63        11.03          0.00
                                                                       2005     11.03        12.63         78.01

MFS(R) Total Return Division/(i)/..................................... 2004     34.63        37.57        720.93
                                                                       2005     37.57        37.98      2,111.55

Morgan Stanley EAFE(R) Index Division/(c)/............................ 2004      9.38        10.88        151.41
                                                                       2005     10.88        12.08        784.62

Neuberger Berman Mid Cap Value Division/(c)/.......................... 2004     18.20        21.19          0.00
                                                                       2005     21.19        23.30          0.00

Neuberger Berman Real Estate Division/(i)/............................ 2004      9.99        12.80     12,631.57
                                                                       2005     12.80        14.25     20,958.59

Oppenheimer Capital Appreciation Division............................. 2005      7.83         8.48          0.00

Oppenheimer Global Equity Division/(c)/............................... 2004     12.43        14.31          0.00
                                                                       2005     14.31        16.31          0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                              ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/...................................... 2004    $11.53       $11.92          0.00
                                                                       2005     11.92        11.98          0.00

RCM Global Technology Division/(c)/................................... 2004      4.12         4.28          0.00
                                                                       2005      4.28         4.67     12,268.88

Russell 2000(R) Index Division/(c)/................................... 2004     13.21        15.09          0.00
                                                                       2005     15.09        15.47        159.60

T. Rowe Price Large Cap Growth Division/(c)/.......................... 2004     10.95        11.84          0.00
                                                                       2005     11.84        12.37          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............................ 2004      6.20         7.02          0.00
                                                                       2005      7.02         7.90          0.00

T. Rowe Price Small Cap Growth Division/(c)/.......................... 2004     12.07        12.84          0.00
                                                                       2005     12.84        13.97          0.00

Western Asset Management Strategic Bond Opportunities Division/(c)/... 2004     18.04        19.08          0.00
                                                                       2005     19.08        19.23        366.89

Western Asset Management U.S Government Division/(c)/................. 2004     14.91        15.23        239.72
                                                                       2005     15.23        15.18        933.66

MetLife Aggressive Allocation Division/(j)/........................... 2005      9.99        11.12          0.00

MetLife Conservative Allocation Division/(j)/......................... 2005      9.99        10.27          0.00

MetLife Conservative to Moderate Allocation Division/(j)/............. 2005      9.99        10.49          0.00

MetLife Moderate Allocation Division/(j)/............................. 2005      9.99        10.72      2,546.27

MetLife Moderate to Aggressive Allocation Division/(j)/............... 2005      9.99        10.94          0.00

--------
(a)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(b)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(c)Inception date: August 3, 2001.
(d)Inception date: May 1, 2002.
(e)The assets of the Janus Growth Division were merged into this division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(f)Inception date: May 1, 2003.
(g)The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
(h)The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
(i)Inception date: May 1, 2004.
(j)Inception date: May 1, 2005.

                                 ANNUAL REPORT

                                      OF

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY
                                      AT
                               DECEMBER 31, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
Metropolitan Life Separate Account E
and the Board of Directors of
Metropolitan Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the investment divisions (as disclosed in Note 1 to the financial statements) comprising Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company ("Metropolitan Life") as of December 31, 2005, and the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions comprising the Separate Account of Metropolitan Life as of December 31, 2005, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2006

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                          BLACKROCK
                                                      INVESTMENT TRUST       VARIABLE B          VARIABLE C
                                                     INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Investment Trust Portfolio
 (45,619,015 shares; cost $1,514,091,823)...........  $  1,267,668,753    $              --  $               --
BlackRock Investment Trust Portfolio
 (1,238,523 shares; cost $41,482,132)...............                --           34,430,948                  --
BlackRock Investment Trust Portfolio
 (91,039 shares; cost $2,483,670)...................                --                   --           2,530,897
BlackRock Diversified Portfolio
 (83,548,742 shares; cost $1,419,044,349)...........                --                   --                  --
BlackRock Aggressive Growth Portfolio
 (31,817,068 shares; cost $782,950,897).............                --                   --                  --
MetLife Stock Index Portfolio
 (97,203,809 shares; cost $2,949,797,956)...........                --                   --                  --
FI International Stock Portfolio
 (18,308,544 cost $175,882,209).....................                --                   --                  --
FI Mid Cap Opportunities Portfolio
 (38,511,229 shares; cost $821,419,787).............                --                   --                  --
T. Rowe Price Small Cap Growth Portfolio
 (16,580,197 shares; cost $183,965,588).............                --                   --                  --
Oppenheimer Global Equity Portfolio
 (13,935,248 shares; cost $175,379,964).............                --                   --                  --
Harris Oakmark Large Cap Value Portfolio
 (31,241,209 shares; cost $362,332,189).............                --                   --                  --
Neuberger Berman Mid Cap Value Portfolio
 (24,725,807 shares; cost $425,794,649).............                --                   --                  --
T. Rowe Price Large Cap Growth Portfolio
 (14,404,535 shares; cost $173,298,918).............                --                   --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 (71,478,114 shares; cost $766,192,369).............                --                   --                  --
Morgan Stanley EAFE Index Portfolio
 (24,418,967 shares; cost $233,706,910).............                --                   --                  --
Russell 2000 Index Portfolio
 (18,694,087 shares; cost $211,839,970).............                --                   --                  --
Jennison Growth Portfolio
 (2,999,887 shares; cost $31,516,661)...............                --                   --                  --
BlackRock Strategic Value Portfolio
 (29,107,670 shares; cost $441,640,014).............                --                   --                  --
MetLife Mid Cap Stock Index Portfolio
 (19,683,544 shares; cost $229,242,749).............                --                   --                  --
Franklin Templeton Small Cap Growth Portfolio
 (4,144,824 shares; cost $38,167,162)...............                --                   --                  --
BlackRock Large Cap Value Portfolio
 (5,287,555 shares; cost $59,674,816)...............                --                   --                  --
BlackRock Bond Income Portfolio
 (4,537,716 shares; cost $491,425,791)..............                --                   --                  --
BlackRock Money Market Portfolio
 (264,410 shares; cost $26,440,991).................                --                   --                  --
Davis Venture Value Portfolio
 (10,641,449 shares; cost $278,727,377).............                --                   --                  --
Loomis Sayles Small Cap Portfolio
 (231,235 shares; cost $44,624,190).................                --                   --                  --
MFS Investors Trust Portfolio
 (2,511,928 shares; cost $20,747,812)...............                --                   --                  --
                                                      ----------------    -----------------  ------------------
Total investments...................................     1,267,668,753           34,430,948           2,530,897
Cash and Accounts Receivable........................                22                   --                  --
                                                      ----------------    -----------------  ------------------
Total Assets........................................     1,267,668,775           34,430,948           2,530,897
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (156)                  --                  --
                                                      ----------------    -----------------  ------------------
NET ASSETS..........................................  $  1,267,668,619    $      34,430,948  $        2,530,897
                                                      ================    =================  ==================
Outstanding Units (In Thousands)....................            35,963                  256                  16
Unit Fair Values....................................  $12.20 to $72.68    $39.84 to $149.63  $149.63 to $181.74

                                                          BLACKROCK
                                                         DIVERSIFIED
                                                     INVESTMENT DIVISION
                                                     -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Investment Trust Portfolio
 (45,619,015 shares; cost $1,514,091,823)...........  $             --
BlackRock Investment Trust Portfolio
 (1,238,523 shares; cost $41,482,132)...............                --
BlackRock Investment Trust Portfolio
 (91,039 shares; cost $2,483,670)...................                --
BlackRock Diversified Portfolio
 (83,548,742 shares; cost $1,419,044,349)...........     1,364,024,143
BlackRock Aggressive Growth Portfolio
 (31,817,068 shares; cost $782,950,897).............                --
MetLife Stock Index Portfolio
 (97,203,809 shares; cost $2,949,797,956)...........                --
FI International Stock Portfolio
 (18,308,544 cost $175,882,209).....................                --
FI Mid Cap Opportunities Portfolio
 (38,511,229 shares; cost $821,419,787).............                --
T. Rowe Price Small Cap Growth Portfolio
 (16,580,197 shares; cost $183,965,588).............                --
Oppenheimer Global Equity Portfolio
 (13,935,248 shares; cost $175,379,964).............                --
Harris Oakmark Large Cap Value Portfolio
 (31,241,209 shares; cost $362,332,189).............                --
Neuberger Berman Mid Cap Value Portfolio
 (24,725,807 shares; cost $425,794,649).............                --
T. Rowe Price Large Cap Growth Portfolio
 (14,404,535 shares; cost $173,298,918).............                --
Lehman Brothers Aggregate Bond Index Portfolio
 (71,478,114 shares; cost $766,192,369).............                --
Morgan Stanley EAFE Index Portfolio
 (24,418,967 shares; cost $233,706,910).............                --
Russell 2000 Index Portfolio
 (18,694,087 shares; cost $211,839,970).............                --
Jennison Growth Portfolio
 (2,999,887 shares; cost $31,516,661)...............                --
BlackRock Strategic Value Portfolio
 (29,107,670 shares; cost $441,640,014).............                --
MetLife Mid Cap Stock Index Portfolio
 (19,683,544 shares; cost $229,242,749).............                --
Franklin Templeton Small Cap Growth Portfolio
 (4,144,824 shares; cost $38,167,162)...............                --
BlackRock Large Cap Value Portfolio
 (5,287,555 shares; cost $59,674,816)...............                --
BlackRock Bond Income Portfolio
 (4,537,716 shares; cost $491,425,791)..............                --
BlackRock Money Market Portfolio
 (264,410 shares; cost $26,440,991).................                --
Davis Venture Value Portfolio
 (10,641,449 shares; cost $278,727,377).............                --
Loomis Sayles Small Cap Portfolio
 (231,235 shares; cost $44,624,190).................                --
MFS Investors Trust Portfolio
 (2,511,928 shares; cost $20,747,812)...............                --
                                                      ----------------
Total investments...................................     1,364,024,143
Cash and Accounts Receivable........................                --
                                                      ----------------
Total Assets........................................     1,364,024,143
LIABILITIES:
Due to Metropolitan Life Insurance Company..........                (1)
                                                      ----------------
NET ASSETS..........................................  $  1,364,024,142
                                                      ================
Outstanding Units (In Thousands)....................            43,701
Unit Fair Values....................................  $12.04 to $44.49

                      See Notes to Financial Statements.

     BLACKROCK            METLIFE               FI              FI MID CAP         T. ROWE PRICE
 AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK    OPPORTUNITIES     SMALL CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- -------------------
 $             --    $             --    $             --    $             --    $             --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
      713,801,046                  --                  --                  --                  --
               --       3,217,216,124                  --                  --                  --
               --                  --         246,270,129                  --                  --
               --                  --                  --         672,026,076                  --
               --                  --                  --                  --         250,348,926
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
 ----------------    ----------------    ----------------    ----------------    ----------------
      713,801,046       3,217,216,124         246,270,129         672,026,076         250,348,926
               --                   1                  --                  --                 287
 ----------------    ----------------    ----------------    ----------------    ----------------
      713,801,046       3,217,216,125         246,270,129         672,026,076         250,349,213
             (288)                (55)                 --                (154)               (117)
 ----------------    ----------------    ----------------    ----------------    ----------------
 $    713,800,758    $  3,217,216,070    $    246,270,129    $    672,025,922    $    250,349,096
 ================    ================    ================    ================    ================
           22,315              84,618              13,965              37,066              16,882
 $13.88 to $47.19    $11.56 to $43.55    $13.72 to $18.84    $12.04 to $18.61    $13.31 to $15.24

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005

                                                         OPPENHEIMER       HARRIS OAKMARK     NEUBERGER BERMAN
                                                        GLOBAL EQUITY      LARGE CAP VALUE      MID CAP VALUE
                                                     INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Investment Trust Portfolio
 (45,619,015 shares; cost $1,514,091,823)...........  $             --    $             --    $             --
BlackRock Investment Trust Portfolio
 (1,238,523 shares; cost $41,482,132)...............                --                  --                  --
BlackRock Investment Trust Portfolio
 (91,039 shares; cost $2,483,670)...................                --                  --                  --
BlackRock Diversified Portfolio
 (83,548,742 shares; cost $1,419,044,349)...........                --                  --                  --
BlackRock Aggressive Growth Portfolio
 (31,817,068 shares; cost $782,950,897).............                --                  --                  --
MetLife Stock Index Portfolio
 (97,203,809 shares; cost $2,949,797,956)...........                --                  --                  --
FI International Stock Portfolio
 (18,308,544 cost $175,882,209).....................                --                  --                  --
FI Mid Cap Opportunities Portfolio
 (38,511,229 shares; cost $821,419,787).............                --                  --                  --
T. Rowe Price Small Cap Growth Portfolio
 (16,580,197 shares; cost $183,965,588).............                --                  --                  --
Oppenheimer Global Equity Portfolio
 (13,935,248 shares; cost $175,379,964).............       210,571,507                  --                  --
Harris Oakmark Large Cap Value Portfolio
 (31,241,209 shares; cost $362,332,189).............                --         408,151,740                  --
Neuberger Berman Mid Cap Value Portfolio
 (24,725,807 shares; cost $425,794,649).............                --                  --         517,299,387
T. Rowe Price Large Cap Growth Portfolio
 (14,404,535 shares; cost $173,298,918).............                --                  --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 (71,478,114 shares; cost $766,192,369).............                --                  --                  --
Morgan Stanley EAFE Index Portfolio
 (24,418,967 shares; cost $233,706,910).............                --                  --                  --
Russell 2000 Index Portfolio
 (18,694,087 shares; cost $211,839,970).............                --                  --                  --
Jennison Growth Portfolio
 (2,999,887 shares; cost $31,516,661)...............                --                  --                  --
BlackRock Strategic Value Portfolio
 (29,107,670 shares; cost $441,640,014).............                --                  --                  --
MetLife Mid Cap Stock Index Portfolio
 (19,683,544 shares; cost $229,242,749).............                --                  --                  --
Franklin Templeton Small Cap Growth Portfolio
 (4,144,824 shares; cost $38,167,162)...............                --                  --                  --
BlackRock Large Cap Value Portfolio
 (5,287,555 shares; cost $59,674,816)...............                --                  --                  --
BlackRock Bond Income Portfolio
 (4,537,716 shares; cost $491,425,791)..............                --                  --                  --
BlackRock Money Market Portfolio
 (264,410 shares; cost $26,440,991).................                --                  --                  --
Davis Venture Value Portfolio
 (10,641,449 shares; cost $278,727,377).............                --                  --                  --
Loomis Sayles Small Cap Portfolio
 (231,235 shares; cost $44,624,190).................                --                  --                  --
MFS Investors Trust Portfolio
 (2,511,928 shares; cost $20,747,812)...............                --                  --                  --
                                                      ----------------    ----------------    ----------------
Total investments...................................       210,571,507         408,151,740         517,299,387
Cash and Accounts Receivable........................                 1                  --                   1
                                                      ----------------    ----------------    ----------------
Total Assets........................................       210,571,508         408,151,740         517,299,388
LIABILITIES:
Due to Metropolitan Life Insurance Company..........                --                (144)                (49)
                                                      ----------------    ----------------    ----------------
NET ASSETS..........................................  $    210,571,508    $    408,151,596    $    517,299,339
                                                      ================    ================    ================
Outstanding Units (In Thousands)....................            12,089              31,545              21,232
Unit Fair Values....................................  $14.88 to $17.91    $11.58 to $13.45    $12.86 to $25.48

                                                        T. ROWE PRICE
                                                      LARGE CAP GROWTH
                                                     INVESTMENT DIVISION
                                                     -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Investment Trust Portfolio
 (45,619,015 shares; cost $1,514,091,823)...........  $             --
BlackRock Investment Trust Portfolio
 (1,238,523 shares; cost $41,482,132)...............                --
BlackRock Investment Trust Portfolio
 (91,039 shares; cost $2,483,670)...................                --
BlackRock Diversified Portfolio
 (83,548,742 shares; cost $1,419,044,349)...........                --
BlackRock Aggressive Growth Portfolio
 (31,817,068 shares; cost $782,950,897).............                --
MetLife Stock Index Portfolio
 (97,203,809 shares; cost $2,949,797,956)...........                --
FI International Stock Portfolio
 (18,308,544 cost $175,882,209).....................                --
FI Mid Cap Opportunities Portfolio
 (38,511,229 shares; cost $821,419,787).............                --
T. Rowe Price Small Cap Growth Portfolio
 (16,580,197 shares; cost $183,965,588).............                --
Oppenheimer Global Equity Portfolio
 (13,935,248 shares; cost $175,379,964).............                --
Harris Oakmark Large Cap Value Portfolio
 (31,241,209 shares; cost $362,332,189).............                --
Neuberger Berman Mid Cap Value Portfolio
 (24,725,807 shares; cost $425,794,649).............                --
T. Rowe Price Large Cap Growth Portfolio
 (14,404,535 shares; cost $173,298,918).............       194,650,582
Lehman Brothers Aggregate Bond Index Portfolio
 (71,478,114 shares; cost $766,192,369).............                --
Morgan Stanley EAFE Index Portfolio
 (24,418,967 shares; cost $233,706,910).............                --
Russell 2000 Index Portfolio
 (18,694,087 shares; cost $211,839,970).............                --
Jennison Growth Portfolio
 (2,999,887 shares; cost $31,516,661)...............                --
BlackRock Strategic Value Portfolio
 (29,107,670 shares; cost $441,640,014).............                --
MetLife Mid Cap Stock Index Portfolio
 (19,683,544 shares; cost $229,242,749).............                --
Franklin Templeton Small Cap Growth Portfolio
 (4,144,824 shares; cost $38,167,162)...............                --
BlackRock Large Cap Value Portfolio
 (5,287,555 shares; cost $59,674,816)...............                --
BlackRock Bond Income Portfolio
 (4,537,716 shares; cost $491,425,791)..............                --
BlackRock Money Market Portfolio
 (264,410 shares; cost $26,440,991).................                --
Davis Venture Value Portfolio
 (10,641,449 shares; cost $278,727,377).............                --
Loomis Sayles Small Cap Portfolio
 (231,235 shares; cost $44,624,190).................                --
MFS Investors Trust Portfolio
 (2,511,928 shares; cost $20,747,812)...............                --
                                                      ----------------
Total investments...................................       194,650,582
Cash and Accounts Receivable........................                 1
                                                      ----------------
Total Assets........................................       194,650,583
LIABILITIES:
Due to Metropolitan Life Insurance Company..........               (68)
                                                      ----------------
NET ASSETS..........................................  $    194,650,515
                                                      ================
Outstanding Units (In Thousands)....................            15,057
Unit Fair Values....................................  $11.90 to $13.29

                      See Notes to Financial Statements.

  LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL            JENNISON            BLACKROCK
AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX            GROWTH          STRATEGIC VALUE
INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
-------------------- ------------------- ------------------- ------------------- -------------------
  $             --    $             --    $             --     $            --    $             --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
       768,286,233                  --                  --                  --                  --
                --         314,544,349                  --                  --                  --
                --                  --         259,430,598                  --                  --
                --                  --                  --          37,115,016                  --
                --                  --                  --                  --         538,301,607
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
  ----------------    ----------------    ----------------     ---------------    ----------------
       768,286,233         314,544,349         259,430,598          37,115,016         538,301,607
                 2                  --                  --                  --                   1
  ----------------    ----------------    ----------------     ---------------    ----------------
       768,286,235         314,544,349         259,430,598          37,115,016         538,301,608
              (170)               (125)               (132)                (42)                (82)
  ----------------    ----------------    ----------------     ---------------    ----------------
  $    768,286,065    $    314,544,224    $    259,430,466     $    37,114,974    $    538,301,526
  ================    ================    ================     ===============    ================
            58,770              24,828              15,925               7,463              28,604
  $10.42 to $13.68    $11.61 to $15.64    $14.26 to $16.92     $4.64 to $12.25    $13.65 to $19.26

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005

                                                       METLIFE MID CAP   FRANKLIN TEMPLETON       BLACKROCK
                                                         STOCK INDEX      SMALL CAP GROWTH     LARGE CAP VALUE
                                                     INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Investment Trust Portfolio
 (45,619,015 shares; cost $1,514,091,823)...........  $             --     $            --    $             --
BlackRock Investment Trust Portfolio
 (1,238,523 shares; cost $41,482,132)...............                --                  --                  --
BlackRock Investment Trust Portfolio
 (91,039 shares; cost $2,483,670)...................                --                  --                  --
BlackRock Diversified Portfolio
 (83,548,742 shares; cost $1,419,044,349)...........                --                  --                  --
BlackRock Aggressive Growth Portfolio
 (31,817,068 shares; cost $782,950,897).............                --                  --                  --
MetLife Stock Index Portfolio
 (97,203,809 shares; cost $2,949,797,956)...........                --                  --                  --
FI International Stock Portfolio
 (18,308,544 cost $175,882,209).....................                --                  --                  --
FI Mid Cap Opportunities Portfolio
 (38,511,229 shares; cost $821,419,787).............                --                  --                  --
T. Rowe Price Small Cap Growth Portfolio
 (16,580,197 shares; cost $183,965,588).............                --                  --                  --
Oppenheimer Global Equity Portfolio
 (13,935,248 shares; cost $175,379,964).............                --                  --                  --
Harris Oakmark Large Cap Value Portfolio
 (31,241,209 shares; cost $362,332,189).............                --                  --                  --
Neuberger Berman Mid Cap Value Portfolio
 (24,725,807 shares; cost $425,794,649).............                --                  --                  --
T. Rowe Price Large Cap Growth Portfolio
 (14,404,535 shares; cost $173,298,918).............                --                  --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 (71,478,114 shares; cost $766,192,369).............                --                  --                  --
Morgan Stanley EAFE Index Portfolio
 (24,418,967 shares; cost $233,706,910).............                --                  --                  --
Russell 2000 Index Portfolio
 (18,694,087 shares; cost $211,839,970).............                --                  --                  --
Jennison Growth Portfolio
 (2,999,887 shares; cost $31,516,661)...............                --                  --                  --
BlackRock Strategic Value Portfolio
 (29,107,670 shares; cost $441,640,014).............                --                  --                  --
MetLife Mid Cap Stock Index Portfolio
 (19,683,544 shares; cost $229,242,749).............       283,308,974                  --                  --
Franklin Templeton Small Cap Growth Portfolio
 ( 4,144,824 shares; cost $38,167,162)..............                --          43,058,012                  --
BlackRock Large Cap Value Portfolio
 (5,287,555 shares; cost $59,674,816)...............                --                  --          66,157,497
BlackRock Bond Income Portfolio
 (4,537,716 shares; cost $491,425,791)..............                --                  --                  --
BlackRock Money Market Portfolio
 (264,410 shares; cost $26,440,991).................                --                  --                  --
Davis Venture Value Portfolio
 (10,641,449 shares; cost $278,727,377).............                --                  --                  --
Loomis Sayles Small Cap Portfolio
 (231,235 shares; cost $44,624,190).................                --                  --                  --
MFS Investors Trust Portfolio
 (2,511,928 shares; cost $20,747,812)...............                --                  --                  --
                                                      ----------------     ---------------    ----------------
Total investments...................................       283,308,974          43,058,012          66,157,497
Cash and Accounts Receivable........................                 1                  --                  --
                                                      ----------------     ---------------    ----------------
Total Assets........................................       283,308,975          43,058,012          66,157,497
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (138)                (83)               (222)
                                                      ----------------     ---------------    ----------------
NET ASSETS..........................................  $    283,308,837     $    43,057,929    $     66,157,275
                                                      ================     ===============    ================
Outstanding Units (In Thousands)....................            19,347               4,245               5,369
Unit Fair Values....................................  $13.72 to $15.07     $9.63 to $11.60    $11.74 to $12.53

                      See Notes to Financial Statements.

     BLACKROCK           BLACKROCK             DAVIS           LOOMIS SAYLES            MFS
    BOND INCOME        MONEY MARKET        VENTURE VALUE         SMALL CAP        INVESTORS TRUST
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- -------------------
 $             --    $             --    $             --    $             --     $           --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
      499,970,408                  --                  --                  --                 --
               --          26,441,007                  --                  --                 --
               --                  --         327,836,762                  --                 --
               --                  --                  --          53,640,804                 --
               --                  --                  --                  --         24,530,658
 ----------------    ----------------    ----------------    ----------------     --------------
      499,970,408          26,441,007         327,836,762          53,640,804         24,530,658
               --                  --                   1                  --                  1
 ----------------    ----------------    ----------------    ----------------     --------------
      499,970,408          26,441,007         327,836,763          53,640,804         24,530,659
             (111)                 --                (217)               (148)                --
 ----------------    ----------------    ----------------    ----------------     --------------
 $    499,970,297    $     26,441,007    $    327,836,546    $     53,640,656     $   24,530,659
 ================    ================    ================    ================     ==============
           16,263               1,241               9,617               1,880              2,689
 $11.51 to $54.04    $18.53 to $23.43    $11.80 to $36.05    $11.90 to $30.17     $8.53 to $9.41

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                        HARRIS OAKMARK          SALOMON BROTHERS        SALOMON BROTHERS
                                                         FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES   U.S. GOVERNMENT
                                                      INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION
                                                      ------------------- ---------------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
 (1,569,561 shares; cost $329,110,183)...............  $    413,672,553         $             --        $             --
Salomon Brothers Strategic Bond Opportunities
 Portfolio (18,049,311 shares; cost $225,327,889)....                --              228,960,537                      --
Salomon Brothers U.S. Government Portfolio
 (14,472,124 shares; cost $177,248,215)..............                --                       --             176,330,007
FI Values Leaders Portfolio
 (284,086 shares; cost $49,103,790)..................                --                       --                      --
MFS Total Return Portfolio
 (670,820 shares; cost $93,466,914)..................                --                       --                      --
BlackRock Legacy Large Cap Growth Portfolio
 (611,858 shares; cost $11,979,751)..................                --                       --                      --
MetLife Conservative Allocation Portfolio
 (1,225,714 shares; cost $12,603,176)................                --                       --                      --
MetLife Conservative to Moderate Allocation Portfolio
 (4,500,229 shares; cost $46,994,048)................                --                       --                      --
MetLife Moderate Allocation Portfolio
 (8,092,437 shares; cost $85,827,742)................                --                       --                      --
MetLife Moderate to Aggressive Allocation Portfolio
 (5,447,033 shares; cost $58,689,118)................                --                       --                      --
MetLife Aggressive Allocation Portfolio
 (656,584 shares; cost $7,175,671)...................                --                       --                      --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (6,200,922 shares; cost $6,200,922).................                --                       --                      --
Fidelity VIP Equity-Income Portfolio
 (4,871,443 shares; cost $111,604,911)...............                --                       --                      --
Fidelity VIP Growth Portfolio
 (4,194,656 shares; cost $169,301,756)...............                --                       --                      --
Fidelity VIP Overseas Portfolio
 (1,651,930 shares; cost $23,552,724)................                --                       --                      --
Fidelity VIP Investment Grade Bond Portfolio
 (1,630,392 shares; cost $21,334,809)................                --                       --                      --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,040,394 shares; cost $60,033,534)...............                --                       --                      --
Calvert Social Mid Cap Growth Portfolio
 (474,664 shares; cost $11,679,296)..................                --                       --                      --
                                                       ----------------         ----------------        ----------------
Total investments....................................       413,672,553              228,960,537             176,330,007
Cash and Accounts Receivable.........................                --                       --                      --
                                                       ----------------         ----------------        ----------------
Total Assets.........................................       413,672,553              228,960,537             176,330,007
LIABILITIES:
Due to Metropolitan Life Insurance Company...........              (132)                     (97)                   (214)
                                                       ----------------         ----------------        ----------------
NET ASSETS...........................................  $    413,672,421         $    228,960,440        $    176,329,793
                                                       ================         ================        ================
Outstanding Units (In Thousands).....................            11,283                   11,263                  10,976
Unit Fair Values.....................................  $11.97 to $39.14         $10.79 to $21.59        $10.30 to $17.46

                                                              FI
                                                         VALUE LEADERS
                                                      INVESTMENT DIVISION
                                                      -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
 (1,569,561 shares; cost $329,110,183)...............  $             --
Salomon Brothers Strategic Bond Opportunities
 Portfolio (18,049,311 shares; cost $225,327,889)....                --
Salomon Brothers U.S. Government Portfolio
 (14,472,124 shares; cost $177,248,215)..............                --
FI Values Leaders Portfolio
 (284,086 shares; cost $49,103,790)..................        54,642,483
MFS Total Return Portfolio
 (670,820 shares; cost $93,466,914)..................                --
BlackRock Legacy Large Cap Growth Portfolio
 (611,858 shares; cost $11,979,751)..................                --
MetLife Conservative Allocation Portfolio
 (1,225,714 shares; cost $12,603,176)................                --
MetLife Conservative to Moderate Allocation Portfolio
 (4,500,229 shares; cost $46,994,048)................                --
MetLife Moderate Allocation Portfolio
 (8,092,437 shares; cost $85,827,742)................                --
MetLife Moderate to Aggressive Allocation Portfolio
 (5,447,033 shares; cost $58,689,118)................                --
MetLife Aggressive Allocation Portfolio
 (656,584 shares; cost $7,175,671)...................                --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (6,200,922 shares; cost $6,200,922).................                --
Fidelity VIP Equity-Income Portfolio
 (4,871,443 shares; cost $111,604,911)...............                --
Fidelity VIP Growth Portfolio
 (4,194,656 shares; cost $169,301,756)...............                --
Fidelity VIP Overseas Portfolio
 (1,651,930 shares; cost $23,552,724)................                --
Fidelity VIP Investment Grade Bond Portfolio
 (1,630,392 shares; cost $21,334,809)................                --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,040,394 shares; cost $60,033,534)...............                --
Calvert Social Mid Cap Growth Portfolio
 (474,664 shares; cost $11,679,296)..................                --
                                                       ----------------
Total investments....................................        54,642,483
Cash and Accounts Receivable.........................                 1
                                                       ----------------
Total Assets.........................................        54,642,484
LIABILITIES:
Due to Metropolitan Life Insurance Company...........               (90)
                                                       ----------------
NET ASSETS...........................................  $     54,642,394
                                                       ================
Outstanding Units (In Thousands).....................             1,912
Unit Fair Values.....................................  $12.53 to $30.30

                      See Notes to Financial Statements.

        MFS                BLACKROCK                METLIFE          METLIFE CONSERVATIVE        METLIFE
   TOTAL RETURN     LEGACY LARGE CAP GROWTH CONSERVATIVE ALLOCATION TO MODERATE ALLOCATION MODERATE ALLOCATION
INVESTMENT DIVISION   INVESTMENT DIVISION     INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
------------------- ----------------------- ----------------------- ---------------------- -------------------
 $             --      $             --        $             --        $             --     $             --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
       98,990,610                    --                      --                      --                   --
               --            13,091,078                      --                      --                   --
               --                    --              12,700,447                      --                   --
               --                    --                      --              47,630,062                   --
               --                    --                      --                      --           87,493,586
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
 ----------------      ----------------        ----------------        ----------------     ----------------
       98,990,610            13,091,078              12,700,447              47,630,062           87,493,586
                2                    --                      --                      --                   --
 ----------------      ----------------        ----------------        ----------------     ----------------
       98,990,612            13,091,078              12,700,447              47,630,062           87,493,586
             (182)                 (125)                    (81)                   (238)                (162)
 ----------------      ----------------        ----------------        ----------------     ----------------
 $     98,990,430      $     13,090,953        $     12,700,366        $     47,629,824     $     87,493,424
 ================      ================        ================        ================     ================
            3,605                   641                   1,233                   4,525                8,137
 $11.12 to $47.08      $11.67 to $27.51        $10.24 to $10.35        $10.45 to $10.58     $10.68 to $10.80

 METLIFE MODERATE TO
AGGRESSIVE ALLOCATION
 INVESTMENT DIVISION
---------------------
  $             --
                --
                --
                --
                --
                --
                --
                --
                --
        60,142,412
                --
                --
                --
                --
                --
                --
                --
                --
  ----------------
        60,142,412
                --
  ----------------
        60,142,412
              (104)
  ----------------
  $     60,142,308
  ================
             5,478
  $10.91 to $11.02

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                    METLIFE AGGRESSIVE       FIDELITY            FIDELITY
                                                        ALLOCATION         MONEY MARKET        EQUITY-INCOME
                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                    ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
 (1,569,561 shares; cost $329,110,183).............  $             --       $       --         $         --
Salomon Brothers Strategic Bond Opportunities
 Portfolio (18,049,311 shares; cost $225,327,889)..                --               --                   --
Salomon Brothers U.S. Government Portfolio
 (14,472,124 shares; cost $177,248,215)............                --               --                   --
FI Values Leaders Portfolio
 (284,086 shares; cost $49,103,790)................                --               --                   --
MFS Total Return Portfolio
 (670,820 shares; cost $93,466,914)................                --               --                   --
BlackRock Legacy Large Cap Growth Portfolio
 (611,858 shares; cost $11,979,751)................                --               --                   --
MetLife Conservative Allocation Portfolio
 (1,225,714 shares; cost $12,603,176)..............                --               --                   --
MetLife Conservative to Moderate Allocation
 Portfolio (4,500,229 shares; cost $46,994,048)....                --               --                   --
MetLife Moderate Allocation Portfolio
 (8,092,437 shares; cost $85,827,742)..............                --               --                   --
MetLife Moderate to Aggressive Allocation Portfolio
 (5,447,033 shares; cost $58,689,118)..............                --               --                   --
MetLife Aggressive Allocation Portfolio
 (656,584 shares; cost $7,175,671).................         7,348,802               --                   --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (6,200,922 shares; cost $6,200,922)...............                --        6,200,922                   --
Fidelity VIP Equity-Income Portfolio
 (4,871,443 shares; cost $111,604,911).............                --               --          124,173,090
Fidelity VIP Growth Portfolio
 (4,194,656 shares; cost $169,301,756).............                --               --                   --
Fidelity VIP Overseas Portfolio
 (1,651,930 shares; cost $23,552,724)..............                --               --                   --
Fidelity VIP Investment Grade Bond Portfolio
 (1,630,392 shares; cost $21,334,809)..............                --               --                   --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,040,394 shares; cost $60,033,534).............                --               --                   --
Calvert Social Mid Cap Growth Portfolio
 (474,664 shares; cost $11,679,296)................                --               --                   --
                                                     ----------------       ----------         ------------
Total investments..................................         7,348,802        6,200,922          124,173,090
Cash and Accounts Receivable.......................                --               --                    1
                                                     ----------------       ----------         ------------
Total Assets.......................................         7,348,802        6,200,922          124,173,091
LIABILITIES:
Due to Metropolitan Life Insurance Company.........               (84)              --                   --
                                                     ----------------       ----------         ------------
NET ASSETS.........................................  $      7,348,718       $6,200,922         $124,173,091
                                                     ================       ==========         ============
Outstanding Units (In Thousands)...................               659              399                2,815
Unit Fair Values...................................  $11.08 to $11.20       $    15.53         $      44.12

                      See Notes to Financial Statements.

     FIDELITY            FIDELITY             FIDELITY              CALVERT         CALVERT SOCIAL
      GROWTH             OVERSEAS       INVESTMENT GRADE BOND   SOCIAL BALANCED     MID CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- --------------------- ------------------- -------------------

   $         --         $        --          $        --       $             --       $        --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --
                                                                             --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

    141,359,910                  --                   --                     --                --

             --          34,046,278                   --                     --                --

             --                  --           20,803,805                     --                --

             --                  --                   --             60,311,486                --

             --                  --                   --                     --        12,565,056
   ------------         -----------          -----------       ----------------       -----------
    141,359,910          34,046,278           20,803,805             60,311,486        12,565,056
              1                  --                   --                     --                --
   ------------         -----------          -----------       ----------------       -----------
    141,359,911          34,046,278           20,803,805             60,311,486        12,565,056
             --                  --                   --                   (158)               (1)
   ------------         -----------          -----------       ----------------       -----------
   $141,359,911         $34,046,278          $20,803,805       $     60,311,328        12,565,055
   ============         ===========          ===========       ================       ===========
          3,646               1,303                  896                  2,181               467
   $      38.77         $     26.12          $     23.22       $21.77 to $28.29       $     26.93

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                         LORD ABBETT        MFS RESEARCH        T. ROWE PRICE
                                                       BOND DEBENTURE       INTERNATIONAL      MID-CAP GROWTH
                                                     INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (13,059,670 shares; cost $154,796,716).............  $    159,819,053    $             --     $            --
MFS Research International Portfolio
 (4,183,919 shares; cost $47,115,242)...............                --          54,271,886                  --
T. Rowe Price Mid-Cap Growth Portfolio
 (11,212,283 shares; cost $77,620,195)..............                --                  --          94,663,169
PIMCO Total Return Portfolio
 (35,189,265 shares; cost $403,858,398).............                --                  --                  --
RCM Global Technology Portfolio
 (10,200,969 shares; cost $47,989,798)..............                --                  --                  --
Lazard Mid-Cap Portfolio
 (3,078,396 shares; cost $40,560,927)...............                --                  --                  --
Met/AIM Small Cap Growth Portfolio
 (1,421,902 shares; cost $17,553,967)...............                --                  --                  --
Harris Oakmark International Portfolio
 (9,798,365 shares; cost $139,153,874)..............                --                  --                  --
Oppenheimer Capital Appreciation Portfolio
 (468,466 shares; cost $3,942,757)..................                --                  --                  --
Janus Aggressive Growth Portfolio
 (3,242,830 shares; cost $22,977,022)...............                --                  --                  --
Third Avenue Small Cap Value Portfolio
 (137,558 shares; cost $2,082,121)..................                --                  --                  --
Neuberger Berman Real Estate Portfolio
 (11,333,768 shares; cost $142,793,018).............                --                  --                  --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (14,293,050 shares; cost $654,184,433).............                --                  --                  --
American Funds Growth--Income Portfolio
 (17,015,922 shares; cost $555,638,286).............                --                  --                  --
American Funds Global Small Capitalization Portfolio
 (14,405,684 shares; cost $229,926,016).............                --                  --                  --
                                                      ----------------    ----------------     ---------------
Total investments...................................       159,819,053          54,271,886          94,663,169
Cash and Accounts Receivable........................                --                   1                  --
                                                      ----------------    ----------------     ---------------
Total assets........................................       159,819,053          54,271,887          94,663,169
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (113)               (187)               (125)
                                                      ----------------    ----------------     ---------------
NET ASSETS..........................................  $    159,818,940    $     54,271,700     $    94,663,044
                                                      ================    ================     ===============
Outstanding Units (In Thousands)....................            11,143               4,119              11,533
Unit Fair Values....................................  $10.79 to $17.43    $12.30 to $13.77     $7.70 to $13.09

                      See Notes to Financial Statements.

       PIMCO            RCM GLOBAL            LAZARD              MET/AIM         HARRIS OAKMARK
   TOTAL RETURN         TECHNOLOGY            MID-CAP        SMALL CAP GROWTH      INTERNATIONAL
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- -------------------

 $             --     $           --     $             --    $             --    $             --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

      406,269,017                 --                   --                  --                  --

               --         51,898,863                   --                  --                  --

               --                 --           41,868,580                  --                  --

               --                 --                   --          19,296,461                  --

               --                 --                   --                  --         158,028,398

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --
 ----------------     --------------     ----------------    ----------------    ----------------
      406,269,017         51,898,863           41,868,580          19,296,461         158,028,398
               --                  2                   --                  --                  --
 ----------------     --------------     ----------------    ----------------    ----------------
      406,269,017         51,898,865           41,868,580          19,296,461         158,028,398
             (151)              (180)                (162)               (138)                (83)
 ----------------     --------------     ----------------    ----------------    ----------------
 $    406,268,866     $   51,898,685     $     41,868,418    $     19,296,323    $    158,028,315
 ================     ==============     ================    ================    ================
           33,144              9,834                2,877               1,475               9,990
 $10.57 to $12.74     $4.55 to $5.97     $11.76 to $14.81    $11.68 to $13.45    $12.90 to $16.11

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005

                                                         OPPENHEIMER             JANUS           THIRD AVENUE
                                                     CAPITAL APPRECIATION  AGGRESSIVE GROWTH    SMALL CAP VALUE
                                                     INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                     -------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (13,059,670 shares; cost $154,796,716).............   $            --      $            --    $             --
MFS Research International Portfolio
 (4,183,919 shares; cost $47,115,242)...............                --                   --                  --
T. Rowe Price Mid-Cap Growth Portfolio
 (11,212,283 shares; cost $77,620,195)..............                --                   --                  --
PIMCO Total Return Portfolio
 (35,189,265 shares; cost $403,858,398).............                --                   --                  --
RCM Global Technology Portfolio
 (10,200,969 shares; cost $47,989,798)..............                --                   --                  --
Lazard Mid-Cap Portfolio
 (3,078,396 shares; cost $40,560,927)...............                --                   --                  --
Met/AIM Small Cap Growth Portfolio
 (1,421,902 shares; cost $17,553,967)...............                --                   --                  --
Harris Oakmark International Portfolio
 (9,798,365 shares; cost $139,153,874)..............                --                   --                  --
Oppenheimer Capital Appreciation Portfolio
 (468,466 shares; cost $3,942,757)..................         4,043,748                   --                  --
Janus Aggressive Growth Portfolio
 (3,242,830 shares; cost $22,977,022)...............                --           28,090,437                  --
Third Avenue Small Cap Value Portfolio
 (137,558 shares; cost $2,082,121)..................                --                   --           2,276,584
Neuberger Berman Real Estate Portfolio
 (11,333,768 shares; cost $142,793,018).............                --                   --                  --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (14,293,050 shares; cost $654,184,433).............                --                   --                  --
American Funds Growth--Income Portfolio
 (17,015,922 shares; cost $555,638,286).............                --                   --                  --
American Funds Global Small Capitalization Portfolio
 (14,405,684 shares; cost $229,926,016).............                --                   --                  --
                                                       ---------------      ---------------    ----------------
Total investments...................................         4,043,748           28,090,437           2,276,584
Cash and Accounts Receivable .......................                --                   --                  --
                                                       ---------------      ---------------    ----------------
Total assets........................................         4,043,748           28,090,437           2,276,584
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (101)                  --                (151)
                                                       ---------------      ---------------    ----------------
NET ASSETS..........................................   $     4,043,647      $    28,090,437    $      2,276,433
                                                       ===============      ===============    ================
Outstanding Units (In Thousands)....................               448                3,429                 138
Unit Fair Values....................................   $8.36 to $10.93      $7.69 to $12.41    $16.22 to $16.46

                      See Notes to Financial Statements.

 NEUBERGER BERMAN     AMERICAN FUNDS      AMERICAN FUNDS          AMERICAN FUNDS
    REAL ESTATE           GROWTH           GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION     INVESTMENT DIVISION
------------------- ------------------- ------------------- ---------------------------

  $            --    $              --   $              --       $             --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

      159,988,943                   --                  --                     --

               --          843,004,082                  --                     --

               --                   --         648,646,946                     --

               --                   --                  --            304,248,051
  ---------------    -----------------   -----------------       ----------------
      159,988,943          843,004,082         648,646,946            304,248,051
               --                   --                  --                      2
  ---------------    -----------------   -----------------       ----------------
      159,988,943          843,004,082         648,646,946            304,248,053
              (67)                 (76)               (145)                  (100)
  ---------------    -----------------   -----------------       ----------------
  $   159,988,876    $     843,004,006   $     648,646,801       $    304,247,953
  ===============    =================   =================       ================
           11,157                5,818               6,417                 12,643
  $2.39 to $14.51    $12.65 to $165.46   $11.36 to $115.07       $14.09 to $25.17

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                                 BLACKROCK
                                                                             INVESTMENT TRUST       VARIABLE B
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................    $ 14,863,312         $  403,872
  Expenses.................................................................      16,474,885            347,851
                                                                               ------------         ----------
Net investment income (loss)...............................................      (1,611,573)            56,021
                                                                               ------------         ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................     (39,298,584)          (987,083)
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      68,346,971          1,788,703
                                                                               ------------         ----------
Net realized and unrealized gains (losses) on investments..................      29,048,387            801,620
                                                                               ------------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................    $ 27,436,814         $  857,641
                                                                               ============         ==========

                                                                                VARIABLE C
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................      $ 31,105
  Expenses.................................................................        14,520
                                                                                 --------
Net investment income (loss)...............................................        16,585
                                                                                 --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................       (79,462)
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................       136,566
                                                                                 --------
Net realized and unrealized gains (losses) on investments..................        57,104
                                                                                 --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................      $ 73,689
                                                                                 ========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

     BLACKROCK           BLACKROCK            METLIFE               FI                   FI              T. ROWE PRICE
    DIVERSIFIED      AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK MID CAP OPPORTUNITIES  SMALL CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- --------------------- -------------------
    $22,872,353        $         --        $ 49,811,242         $ 1,306,890         $         --          $        --
     17,921,329           8,613,160          39,155,094           2,643,178            8,151,770            2,912,535
    -----------        ------------        ------------         -----------         ------------          -----------
      4,951,024          (8,613,160)         10,656,148          (1,336,288)          (8,151,770)          (2,912,535)
    -----------        ------------        ------------         -----------         ------------          -----------
     (7,976,947)        (68,050,584)          1,420,997           6,451,261          (78,218,630)           9,560,832

     26,194,695         138,949,377          92,252,646          29,273,691          121,074,896           15,268,897
    -----------        ------------        ------------         -----------         ------------          -----------
     18,217,748          70,898,793          93,673,643          35,724,952           42,856,266           24,829,729
    -----------        ------------        ------------         -----------         ------------          -----------
    $23,168,772        $ 62,285,633        $104,329,791         $34,388,664         $ 34,704,496          $21,917,194
    ===========        ============        ============         ===========         ============          ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                                OPPENHEIMER       HARRIS OAKMARK
                                                                               GLOBAL EQUITY      LARGE CAP VALUE
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $ 1,034,390        $  2,586,030
  Expenses.................................................................       2,270,874           5,187,146
                                                                                -----------        ------------
Net investment income (loss)...............................................      (1,236,484)         (2,601,116)
                                                                                -----------        ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................       1,818,749           7,641,683
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      25,605,072         (15,864,023)
                                                                                -----------        ------------
Net realized and unrealized gains (losses) on investments..................      27,423,821          (8,222,340)
                                                                                -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $26,187,337        $(10,823,456)
                                                                                ===========        ============

                                                                             NEUBERGER BERMAN
                                                                               MID CAP VALUE
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $36,997,119
  Expenses.................................................................       5,556,914
                                                                                -----------
Net investment income (loss)...............................................      31,440,205
                                                                                -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................      10,588,654
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................       5,286,823
                                                                                -----------
Net realized and unrealized gains (losses) on investments..................      15,875,477
                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $47,315,682
                                                                                ===========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

   T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL             MET/PUTNAM               JENNISON
 LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX              VOYAGER                 GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (A) INVESTMENT DIVISION (B)
------------------- -------------------- ------------------- ------------------- ----------------------- -----------------------
    $   924,186         $ 25,233,026         $ 4,237,709         $11,134,977           $   139,857             $       --
      2,291,762            9,105,393           3,532,970           3,137,317               129,120                290,646
    -----------         ------------         -----------         -----------           -----------             ----------
     (1,367,576)          16,127,633             704,739           7,997,660                10,737               (290,646)
    -----------         ------------         -----------         -----------           -----------             ----------
     (2,051,147)           1,757,274          10,030,049           9,012,930               385,738                966,967

     13,286,058          (13,468,805)         22,293,331          (8,363,689)           (2,980,401)             5,598,355
    -----------         ------------         -----------         -----------           -----------             ----------
     11,234,911          (11,711,531)         32,323,380             649,241            (2,594,663)             6,565,322
    -----------         ------------         -----------         -----------           -----------             ----------
    $ 9,867,335         $  4,416,102         $33,028,119         $ 8,646,901           $(2,583,926)            $6,274,676
    ===========         ============         ===========         ===========           ===========             ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                 BLACKROCK        METLIFE MID CAP
                                                                              STRATEGIC VALUE       STOCK INDEX
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................    $ 35,857,891         $13,961,662
  Expenses.................................................................       6,850,298           3,200,910
                                                                               ------------         -----------
Net investment income (loss)...............................................      29,007,593          10,760,752
                                                                               ------------         -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................      20,538,376           7,399,616
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................     (34,906,982)          8,391,642
                                                                               ------------         -----------
Net realized and unrealized gains (losses) on investments..................     (14,368,606)         15,791,258
                                                                               ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................    $ 14,638,987         $26,552,010
                                                                               ============         ===========

                                                                            FRANKLIN TEMPLETON
                                                                             SMALL CAP GROWTH
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $ 1,378,558
  Expenses.................................................................         533,049
                                                                                -----------
Net investment income (loss)...............................................         845,509
                                                                                -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................       2,710,083
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      (2,024,097)
                                                                                -----------
Net realized and unrealized gains (losses) on investments..................         685,986
                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $ 1,531,495
                                                                                ===========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

     BLACKROCK           BLACKROCK           BLACKROCK             DAVIS           LOOMIS SAYLES            MFS
  LARGE CAP VALUE       BOND INCOME        MONEY MARKET        VENTURE VALUE         SMALL CAP        INVESTORS TRUST
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
    $1,065,768         $ 24,567,566          $613,227           $ 1,426,435         $  530,693          $   76,093
       793,582            6,224,862           338,135             3,261,129            575,589             292,600
    ----------         ------------          --------           -----------         ----------          ----------
       272,186           18,342,704           275,092            (1,834,694)           (44,896)           (216,507)
    ----------         ------------          --------           -----------         ----------          ----------
     2,178,189            2,248,984                --             1,502,572          1,996,619             721,480
       218,549          (15,445,189)               --            23,743,397            876,668             817,021
    ----------         ------------          --------           -----------         ----------          ----------
     2,396,738          (13,196,205)               --            25,245,969          2,873,287           1,538,501
    ----------         ------------          --------           -----------         ----------          ----------
    $2,668,924         $  5,146,499          $275,092           $23,411,275         $2,828,391          $1,321,994
    ==========         ============          ========           ===========         ==========          ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                              HARRIS OAKMARK          SALOMON BROTHERS
                                                                               FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES
                                                                            INVESTMENT DIVISION     INVESTMENT DIVISION
                                                                            ------------------- ----------------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $ 3,796,481             $ 8,246,652
  Expenses.................................................................       4,770,429               2,467,174
                                                                                -----------             -----------
Net investment income (loss)...............................................        (973,948)              5,779,478
                                                                                -----------             -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses) from security transactions.....................       9,314,139               1,166,009
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      21,366,130              (4,387,279)
                                                                                -----------             -----------
Net realized and unrealized gains (losses) on investments..................      30,680,269              (3,221,270)
                                                                                -----------             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $29,706,321             $ 2,558,208
                                                                                ===========             ===========

                                                                             SALOMON BROTHERS
                                                                              U.S. GOVERNMENT
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $ 4,512,382
  Expenses.................................................................       2,012,134
                                                                                -----------
Net investment income (loss)...............................................       2,500,248
                                                                                -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses) from security transactions.....................         (58,374)
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      (2,105,055)
                                                                                -----------
Net realized and unrealized gains (losses) on investments..................      (2,163,429)
                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $   336,819
                                                                                ===========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

                                                                                                METLIFE
        FI                  MFS                BLACKROCK                METLIFE             CONSERVATIVE TO
   VALUE LEADERS       TOTAL RETURN     LEGACY LARGE CAP GROWTH CONSERVATIVE ALLOCATION   MODERATE ALLOCATION
INVESTMENT DIVISION INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)
------------------- ------------------- ----------------------- ----------------------- -----------------------
    $  379,819          $2,557,107             $  14,024               $ 47,584                $170,006
       537,227           1,017,851               121,279                 47,689                 164,321
    ----------          ----------             ---------               --------                --------
      (157,408)          1,539,256              (107,255)                  (105)                  5,685
    ----------          ----------             ---------               --------                --------
     1,715,633           1,059,769               184,292                 12,468                  57,075

     2,647,155            (521,531)              683,008                 97,271                 636,014
    ----------          ----------             ---------               --------                --------
     4,362,788             538,238               867,300                109,739                 693,089
    ----------          ----------             ---------               --------                --------

    $4,205,380          $2,077,494             $ 760,045               $109,634                $698,774
    ==========          ==========             =========               ========                ========

        METLIFE
  MODERATE ALLOCATION
INVESTMENT DIVISION (B)
-----------------------
      $  325,302
         294,781
      ----------
          30,521
      ----------
         105,306

       1,665,844
      ----------
       1,771,150
      ----------

      $1,801,671
      ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                    METLIFE
                                                                                  MODERATE TO               METLIFE
                                                                             AGGRESSIVE ALLOCATION   AGGRESSIVE ALLOCATION
                                                                            INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)
                                                                            ----------------------- -----------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................       $  209,821               $ 43,826
  Expenses.................................................................          204,696                 22,011
                                                                                  ----------               --------
Net investment income (loss)...............................................            5,125                 21,815
                                                                                  ----------               --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................           41,932                 34,023
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................        1,453,294                173,131
                                                                                  ----------               --------
Net realized and unrealized gains (losses) on investments..................        1,495,226                207,154
                                                                                  ----------               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................       $1,500,351               $228,969
                                                                                  ==========               ========

                                                                                 FIDELITY
                                                                               MONEY MARKET
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................      $219,962
  Expenses.................................................................        69,261
                                                                                 --------
Net investment income (loss)...............................................       150,701
                                                                                 --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................            --
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................            --
                                                                                 --------
Net realized and unrealized gains (losses) on investments..................            --
                                                                                 --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................      $150,701
                                                                                 ========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.


     FIDELITY            FIDELITY            FIDELITY             FIDELITY          CALVERT SOCIAL      CALVERT SOCIAL
   EQUITY-INCOME          GROWTH             OVERSEAS       INVESTMENT GRADE BOND      BALANCED         MID CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- --------------------- ------------------- -------------------
    $6,761,955          $   745,959         $  360,136           $1,255,204           $1,063,806           $      --
     1,189,549            1,360,157            290,605              201,087              680,249             124,547
    ----------          -----------         ----------           ----------           ----------           ---------
     5,572,406             (614,198)            69,531            1,054,117              383,557            (124,547)
    ----------          -----------         ----------           ----------           ----------           ---------
       636,799           (2,593,520)         1,130,250               (8,618)             464,408            (737,962)
      (483,290)           9,442,722          3,985,942             (776,961)           1,723,358             791,771
    ----------          -----------         ----------           ----------           ----------           ---------
       153,509            6,849,202          5,116,192             (785,579)           2,187,766              53,809
    ----------          -----------         ----------           ----------           ----------           ---------
    $5,725,915          $ 6,235,004         $5,185,723           $  268,538           $2,571,323           $ (70,738)
    ==========          ===========         ==========           ==========           ==========           =========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                LORD ABBETT        MFS RESEARCH
                                                                              BOND DEBENTURE       INTERNATIONAL
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $ 6,993,927         $2,683,899
  Expenses.................................................................       1,861,998            545,053
                                                                                -----------         ----------
Net investment income (loss)...............................................       5,131,929          2,138,846
                                                                                -----------         ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................       2,182,129          3,089,694
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      (6,441,840)         1,345,305
                                                                                -----------         ----------
Net realized and unrealized gains (losses) on investments..................      (4,259,711)         4,434,999
                                                                                -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $   872,218         $6,573,845
                                                                                ===========         ==========

                                                                               T. ROWE PRICE
                                                                              MID-CAP GROWTH
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $2,014,409
  Expenses.................................................................        941,218
                                                                                ----------
Net investment income (loss)...............................................      1,073,191
                                                                                ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................      3,292,259
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      5,448,667
                                                                                ----------
Net realized and unrealized gains (losses) on investments..................      8,740,926
                                                                                ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $9,814,117
                                                                                ==========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

       PIMCO            RCM GLOBAL            LAZARD              MET/AIM         HARRIS OAKMARK        OPPENHEIMER
   TOTAL RETURN         TECHNOLOGY            MID-CAP        SMALL CAP GROWTH      INTERNATIONAL    CAPITAL APPRECIATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- --------------------
    $ 2,675,269         $  354,653          $ 4,526,960         $  397,593          $ 1,918,108           $ 37,587
      4,654,294            633,688              502,588            224,681            1,425,080             18,681
    -----------         ----------          -----------         ----------          -----------           --------
     (1,979,025)          (279,035)           4,024,372            172,912              493,028             18,906
    -----------         ----------          -----------         ----------          -----------           --------
      1,298,876           (655,341)           1,930,916            802,027            2,918,691             10,067

      4,112,147          5,000,978           (3,372,554)           232,220           10,805,618             94,410
    -----------         ----------          -----------         ----------          -----------           --------
      5,411,023          4,345,637           (1,441,638)         1,034,247           13,724,309            104,477
    -----------         ----------          -----------         ----------          -----------           --------

    $ 3,431,998         $4,066,602          $ 2,582,734         $1,207,159          $14,217,337           $123,383
    ===========         ==========          ===========         ==========          ===========           ========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                   JANUS           THIRD AVENUE
                                                                             AGGRESSIVE GROWTH    SMALL CAP VALUE
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $   29,528           $  5,852
  Expenses.................................................................        289,867             13,775
                                                                                ----------           --------
Net investment income (loss)...............................................       (260,339)            (7,923)
                                                                                ----------           --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................      1,577,626             46,491
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      1,528,359            141,813
                                                                                ----------           --------
Net realized and unrealized gains (losses) on investments..................      3,105,985            188,304
                                                                                ----------           --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $2,845,646           $180,381
                                                                                ==========           ========

                                                                             NEUBERGER BERMAN
                                                                                REAL ESTATE
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $   189,622
  Expenses.................................................................       1,411,056
                                                                                -----------
Net investment income (loss)...............................................      (1,221,434)
                                                                                -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................       3,602,421
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      11,809,478
                                                                                -----------
Net realized and unrealized gains (losses) on investments..................      15,411,899
                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $14,190,465
                                                                                ===========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

        AMERICAN FUNDS      AMERICAN FUNDS          AMERICAN FUNDS
            GROWTH           GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
      INVESTMENT DIVISION INVESTMENT DIVISION     INVESTMENT DIVISION
      ------------------- ------------------- ---------------------------
         $  5,109,563         $10,556,110             $ 2,035,149
            9,438,546           8,092,600               3,046,093
         ------------         -----------             -----------
           (4,328,983)          2,463,510              (1,010,944)
         ------------         -----------             -----------
            4,556,577           3,967,075               7,027,014

           99,079,089          21,411,282              43,129,018
         ------------         -----------             -----------
          103,635,666          25,378,357              50,156,032
         ------------         -----------             -----------

         $ 99,306,683         $27,841,867             $49,145,088
         ============         ===========             ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        BLACKROCK
                                                                                    INVESTMENT TRUST
                                                                                   INVESTMENT DIVISION
                                                                             ------------------------------
                                                                                FOR THE         FOR THE
                                                                               YEAR ENDED      YEAR ENDED
                                                                              DECEMBER 31,    DECEMBER 31,
                                                                                  2005            2004
                                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   (1,611,573) $   (7,140,896)
  Net realized gains (losses) from security transactions....................    (39,298,584)    (44,962,786)
  Change in net unrealized appreciation (deprecation) of investments........     68,346,971     176,732,096
                                                                             --------------  --------------
  Net increase (decrease) in net assets resulting from operations...........     27,436,814     124,628,414
                                                                             --------------  --------------
From capital transactions:
  Net premiums..............................................................     40,930,417      59,827,094
  Redemptions...............................................................   (138,446,157)   (126,463,041)
                                                                             --------------  --------------
  Total net premiums (redemptions)..........................................    (97,515,740)    (66,635,947)
  Net investment division transfers.........................................    (85,256,124)    (65,144,021)
  Net other transfers.......................................................       (517,748)     (5,882,892)
                                                                             --------------  --------------
  Net increase (decrease) in net assets resulting from capital transactions.   (183,289,612)   (137,662,860)
                                                                             --------------  --------------
NET CHANGE IN NET ASSETS....................................................   (155,852,798)    (13,034,446)
NET ASSETS-BEGINNING OF PERIOD..............................................  1,423,521,417   1,436,555,863
                                                                             --------------  --------------
NET ASSETS-END OF PERIOD.................................................... $1,267,668,619  $1,423,521,417
                                                                             ==============  ==============

                                                                                    VARIABLE B
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $    56,021  $   (75,842)
  Net realized gains (losses) from security transactions....................    (987,083)  (1,899,235)
  Change in net unrealized appreciation (deprecation) of investments........   1,788,703    5,491,417
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     857,641    3,516,340
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................      76,535       60,228
  Redemptions...............................................................  (4,702,676)  (4,454,805)
                                                                             -----------  -----------
  Total net premiums (redemptions)..........................................  (4,626,141)  (4,394,577)
  Net investment division transfers.........................................      37,401        2,626
  Net other transfers.......................................................     (94,954)  (3,607,812)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (4,683,694)  (7,999,763)
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (3,826,053)  (4,483,423)
NET ASSETS-BEGINNING OF PERIOD..............................................  38,257,001   42,740,424
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $34,430,948  $38,257,001
                                                                             ===========  ===========

                      See Notes to Financial Statements.

                                     BLACKROCK                     BLACKROCK                      METLIFE
       VARIABLE C                   DIVERSIFIED                AGGRESSIVE GROWTH                STOCK INDEX
   INVESTMENT DIVISION          INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
------------------------  ------------------------------  --------------------------  ------------------------------
  FOR THE      FOR THE       FOR THE         FOR THE        FOR THE       FOR THE        FOR THE         FOR THE
 YEAR ENDED   YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
DECEMBER 31, DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
    2005         2004          2005            2004           2005          2004           2005            2004
------------ ------------ --------------  --------------  ------------  ------------  --------------  --------------
 $   16,585   $    8,452  $    4,951,024  $    9,559,664  $ (8,613,160) $ (8,715,515) $   10,656,148  $  (11,430,932)
    (79,462)     (22,790)     (7,976,947)    (25,985,770)  (68,050,584)  (52,857,172)      1,420,997     (28,356,853)
    136,566      261,738      26,194,695     117,956,645   138,949,377   138,645,041      92,252,646     302,459,985
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
     73,689      247,400      23,168,772     101,530,539    62,285,633    77,072,354     104,329,791     262,672,200
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
    262,213        5,000      49,320,130      75,678,753    23,467,028    30,149,651     292,297,982     266,044,198
   (359,845)     (86,530)   (153,844,033)   (144,227,251)  (68,631,765)  (61,310,580)   (290,555,575)   (243,823,569)
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
    (97,632)     (81,530)   (104,523,903)    (68,548,498)  (45,164,737)  (31,160,929)      1,742,407      22,220,629
    (25,686)   1,244,322     (62,879,398)    (41,122,479)  (38,816,106)  (27,843,622)    (43,923,599)    147,806,715
      8,928      (15,425)       (889,804)     (4,065,997)     (178,113)     (636,876)       (815,561)     (1,385,373)
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
   (114,390)   1,147,367    (168,293,105)   (113,736,974)  (84,158,956)  (59,641,427)    (42,996,753)    168,641,971
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
    (40,701)   1,394,767    (145,124,333)    (12,206,435)  (21,873,323)   17,430,927      61,333,038     431,314,171
  2,571,598    1,176,831   1,509,148,475   1,521,354,910   735,674,081   718,243,154   3,155,883,032   2,724,568,861
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
 $2,530,897   $2,571,598  $1,364,024,142  $1,509,148,475  $713,800,758  $735,674,081  $3,217,216,070  $3,155,883,032
 ==========   ==========  ==============  ==============  ============  ============  ==============  ==============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         FI
                                                                                 INTERNATIONAL STOCK
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (1,336,288) $    173,954
  Net realized gains (losses) from security transactions....................    6,451,261     2,409,577
  Change in net unrealized appreciation (deprecation) of investments........   29,273,691    26,889,569
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   34,388,664    29,473,100
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   16,900,649    13,165,683
  Redemptions...............................................................  (19,204,142)  (14,525,685)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   (2,303,493)   (1,360,002)
  Net investment division transfers.........................................   10,398,241    (5,316,894)
  Net other transfers.......................................................      (33,915)     (170,037)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.    8,060,833    (6,846,933)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   42,449,497    22,626,167
NET ASSETS-BEGINNING OF PERIOD..............................................  203,820,632   181,194,465
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $246,270,129  $203,820,632
                                                                             ============  ============

                                                                                      FI MID CAP
                                                                                    OPPORTUNITIES
                                                                                 INVESTMENT DIVISION
                                                                             ---------------------------
                                                                               FOR THE        FOR THE
                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 2005           2004
                                                                             ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (8,151,770) $  (4,632,447)
  Net realized gains (losses) from security transactions....................  (78,218,630)  (102,085,595)
  Change in net unrealized appreciation (deprecation) of investments........  121,074,896    205,109,137
                                                                             ------------  -------------
  Net increase (decrease) in net assets resulting from operations...........   34,704,496     98,391,095
                                                                             ------------  -------------
From capital transactions:
  Net premiums..............................................................   37,769,482     44,670,180
  Redemptions...............................................................  (65,046,043)   (54,743,591)
                                                                             ------------  -------------
  Total net premiums (redemptions)..........................................  (27,276,561)   (10,073,411)
  Net investment division transfers.........................................  (50,987,306)   (19,247,839)
  Net other transfers.......................................................     (131,789)      (512,635)
                                                                             ------------  -------------
  Net increase (decrease) in net assets resulting from capital transactions.  (78,395,656)   (29,833,885)
                                                                             ------------  -------------
NET CHANGE IN NET ASSETS....................................................  (43,691,160)    68,557,210
NET ASSETS-BEGINNING OF PERIOD..............................................  715,717,082    647,159,872
                                                                             ------------  -------------
NET ASSETS-END OF PERIOD.................................................... $672,025,922  $ 715,717,082
                                                                             ============  =============

                      See Notes to Financial Statements.

       T. ROWE PRICE                                          HARRIS OAKMARK             NEUBERGER BERMAN
     SMALL CAP GROWTH        OPPENHEIMER GLOBAL EQUITY        LARGE CAP VALUE              MID CAP VALUE
    INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
--------------------------  --------------------------  --------------------------  --------------------------
  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
    2005          2004          2005          2004          2005          2004          2005          2004
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (2,912,535) $ (2,886,757) $ (1,236,484) $    609,944  $ (2,601,116) $ (2,804,182) $ 31,440,205  $  4,146,840
   9,560,832     7,563,645     1,818,749    (1,697,535)    7,641,683     3,097,584    10,588,654     3,180,947
  15,268,897    16,778,755    25,605,072    23,648,969   (15,864,023)   33,885,461     5,286,823    48,343,689
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  21,917,194    21,455,643    26,187,337    22,561,378   (10,823,456)   34,178,863    47,315,682    55,671,476
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  16,831,899    19,971,152    15,506,023    13,708,095    51,307,981    59,037,436    64,666,722    48,228,588
 (23,314,998)  (20,622,550)  (15,895,719)  (12,622,942)  (30,367,255)  (24,364,935)  (33,555,791)  (18,649,172)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  (6,483,099)     (651,398)     (389,696)    1,085,153    20,940,726    34,672,501    31,110,931    29,579,416
  (8,452,821)   (8,814,720)   12,101,542    (6,183,144)    3,175,576    20,318,911    80,908,710    66,518,352
    (100,428)     (165,745)      (78,487)     (114,414)     (256,133)     (392,711)      (68,619)     (197,708)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
 (15,036,348)   (9,631,863)   11,633,359    (5,212,405)   23,860,169    54,598,701   111,951,022    95,900,060
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   6,880,846    11,823,780    37,820,696    17,348,973    13,036,713    88,777,564   159,266,704   151,571,536
 243,468,250   231,644,470   172,750,812   155,401,839   395,114,883   306,337,319   358,032,635   206,461,099
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$250,349,096  $243,468,250  $210,571,508  $172,750,812  $408,151,596  $395,114,883  $517,299,339  $358,032,635
============  ============  ============  ============  ============  ============  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    T. ROWE PRICE
                                                                                  LARGE CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (1,367,576) $ (1,680,167)
  Net realized gains (losses) from security transactions....................   (2,051,147)   (4,389,614)
  Change in net unrealized appreciation (deprecation) of investments........   13,286,058    19,581,116
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........    9,867,335    13,511,335
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   22,099,396    22,185,902
  Redemptions...............................................................  (14,023,405)  (10,685,360)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................    8,075,991    11,500,542
  Net investment division transfers.........................................    2,160,340     2,063,909
  Net other transfers.......................................................      (88,018)     (200,258)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.   10,148,313    13,364,193
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   20,015,648    26,875,528
NET ASSETS-BEGINNING OF PERIOD..............................................  174,634,867   147,759,339
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $194,650,515  $174,634,867
                                                                             ============  ============

                                                                                   LEHMAN BROTHERS
                                                                                AGGREGATE BOND INDEX
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 16,127,633  $  6,740,862
  Net realized gains (losses) from security transactions....................    1,757,274     3,589,529
  Change in net unrealized appreciation (deprecation) of investments........  (13,468,805)    4,595,110
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........    4,416,102    14,925,501
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................  175,732,093   140,944,197
  Redemptions...............................................................  (51,455,472)  (39,523,128)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................  124,276,621   101,421,069
  Net investment division transfers.........................................   32,166,878   101,939,522
  Net other transfers.......................................................     (136,656)     (424,009)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  156,306,843   202,936,582
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  160,722,945   217,862,083
NET ASSETS-BEGINNING OF PERIOD..............................................  607,563,120   389,701,037
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $768,286,065  $607,563,120
                                                                             ============  ============

                      See Notes to Financial Statements.

      MORGAN STANLEY                  RUSSELL                     MET/PUTNAM                 JENNISON
        EAFE INDEX                  2000 INDEX                      VOYAGER                   GROWTH
    INVESTMENT DIVISION         INVESTMENT DIVISION           INVESTMENT DIVISION       INVESTMENT DIVISION
--------------------------  --------------------------  ------------------------------  -------------------
  FOR THE       FOR THE       FOR THE       FOR THE                          FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     FOR THE PERIOD    YEAR ENDED    FOR THE PERIOD
DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  JANUARY 1, 2005 TO DECEMBER 31,   MAY 1, 2005 TO
    2005          2004          2005          2004        APRIL 30, 2005       2004      DECEMBER 31, 2005
------------  ------------  ------------  ------------  ------------------ ------------ -------------------
$    704,739  $ (1,170,741) $  7,997,660  $ (1,730,299)    $     10,737    $  (376,935)     $  (290,646)
  10,030,049    10,359,786     9,012,930     7,021,907          385,738     (1,264,904)         966,967
  22,293,331    26,986,318    (8,363,689)   27,429,087       (2,980,401)     2,765,224        5,598,355
------------  ------------  ------------  ------------     ------------    -----------      -----------
  33,028,119    36,175,363     8,646,901    32,720,695       (2,583,926)     1,123,385        6,274,676
------------  ------------  ------------  ------------     ------------    -----------      -----------
  60,968,023    57,233,975    32,109,644    37,958,839        1,073,598      3,797,693        2,367,162
 (20,559,724)  (14,645,027)  (22,354,990)  (14,579,636)        (902,033)    (2,721,521)      (2,098,108)
------------  ------------  ------------  ------------     ------------    -----------      -----------
  40,408,299    42,588,948     9,754,654    23,379,203          171,565      1,076,172          269,054
    (368,645)  (26,479,475)   (1,045,682)  (14,878,786)     (30,435,318)    (2,367,126)      30,576,435
    (100,389)       96,618       (56,551)      (87,297)         (16,975)           352           (5,191)
------------  ------------  ------------  ------------     ------------    -----------      -----------
  39,939,265    16,206,091     8,652,421     8,413,120      (30,280,728)    (1,290,602)      30,840,298
------------  ------------  ------------  ------------     ------------    -----------      -----------
  72,967,384    52,381,454    17,299,322    41,133,815      (32,864,654)      (167,217)      37,114,974
 241,576,840   189,195,386   242,131,144   200,997,329       32,864,654     33,031,871               --
------------  ------------  ------------  ------------     ------------    -----------      -----------
$314,544,224  $241,576,840  $259,430,466  $242,131,144     $         --    $32,864,654      $37,114,974
============  ============  ============  ============     ============    ===========      ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      BLACKROCK
                                                                                   STRATEGIC VALUE
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 29,007,593  $ (5,984,230)
  Net realized gains (losses) from security transactions....................   20,538,376     6,130,655
  Change in net unrealized appreciation (deprecation) of investments........  (34,906,982)   62,861,204
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   14,638,987    63,007,629
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   51,661,184    81,959,946
  Redemptions...............................................................  (43,113,569)  (32,863,058)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................    8,547,615    49,096,888
  Net investment division transfers.........................................  (26,462,830)   32,248,065
  Net other transfers.......................................................     (811,812)       (1,221)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (18,727,027)   81,343,732
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   (4,088,040)  144,351,361
NET ASSETS-BEGINNING OF PERIOD..............................................  542,389,566   398,038,205
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $538,301,526  $542,389,566
                                                                             ============  ============

                                                                                   METLIFE MID CAP
                                                                                     STOCK INDEX
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 10,760,752  $ (1,007,809)
  Net realized gains (losses) from security transactions....................    7,399,616    12,079,529
  Change in net unrealized appreciation (deprecation) of investments........    8,391,642    16,882,194
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   26,552,010    27,953,914
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   39,602,445    45,930,000
  Redemptions...............................................................  (17,902,812)  (13,192,285)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   21,699,633    32,737,715
  Net investment division transfers.........................................   11,831,439   (30,180,319)
  Net other transfers.......................................................      (40,886)     (215,398)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.   33,490,186     2,341,998
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   60,042,196    30,295,912
NET ASSETS-BEGINNING OF PERIOD..............................................  223,266,641   192,970,729
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $283,308,837  $223,266,641
                                                                             ============  ============

                      See Notes to Financial Statements.

   FRANKLIN TEMPLETON             BLACKROCK                  BLACKROCK                  BLACKROCK
    SMALL CAP GROWTH           LARGE CAP VALUE              BOND INCOME               MONEY MARKET
   INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
------------------------  ------------------------  --------------------------  ------------------------
  FOR THE      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2005         2004         2005         2004         2005          2004          2005         2004
------------ ------------ ------------ ------------ ------------  ------------  ------------ ------------
$   845,509  $  (458,387) $   272,186  $  (442,057) $ 18,342,704  $ 21,096,085  $   275,092  $  (108,573)
  2,710,083    2,377,340    2,178,189    1,384,652     2,248,984     3,787,224           --           --
 (2,024,097)   1,384,591      218,549    3,494,201   (15,445,189)  (10,708,680)          --           --
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  1,531,495    3,303,544    2,668,924    4,436,796     5,146,499    14,174,629      275,092     (108,573)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  5,692,970    7,327,486   12,211,448   14,613,294    49,588,861    47,995,908    8,406,946   14,061,842
 (3,438,389)  (2,697,860)  (3,845,521)  (1,998,672)  (45,752,825)  (43,709,213)  (5,350,120)  (5,819,350)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  2,254,581    4,629,626    8,365,927   12,614,622     3,836,036     4,286,695    3,056,826    8,242,492
    336,182    1,854,875    4,144,484   14,217,921    11,749,493    (8,548,592)     117,783      512,134
     (7,668)        (403)      (3,379)    (105,463)     (291,458)     (792,434)         580       (1,515)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  2,583,095    6,484,098   12,507,032   26,727,080    15,294,071    (5,054,331)   3,175,189    8,753,111
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  4,114,590    9,787,642   15,175,956   31,163,876    20,440,570     9,120,298    3,450,281    8,644,538
 38,943,339   29,155,697   50,981,319   19,817,443   479,529,727   470,409,429   22,990,726   14,346,188
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
$43,057,929  $38,943,339  $66,157,275  $50,981,319  $499,970,297  $479,529,727  $26,441,007  $22,990,726
===========  ===========  ===========  ===========  ============  ============  ===========  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        DAVIS
                                                                                    VENTURE VALUE
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (1,834,694) $ (1,080,454)
  Net realized gains (losses) from security transactions....................    1,502,572      (332,122)
  Change in net unrealized appreciation (deprecation) of investments........   23,743,397    17,314,337
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   23,411,275    15,901,761
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   62,315,737    37,544,591
  Redemptions...............................................................  (17,025,051)   (9,614,619)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   45,290,686    27,929,972
  Net investment division transfers.........................................   68,267,356    43,688,641
  Net other transfers.......................................................     (145,859)     (153,737)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  113,412,183    71,464,876
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  136,823,458    87,366,637
NET ASSETS-BEGINNING OF PERIOD..............................................  191,013,088   103,646,451
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $327,836,546  $191,013,088
                                                                             ============  ============

                                                                                   LOOMIS SAYLES
                                                                                     SMALL CAP
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   (44,896) $  (398,843)
  Net realized gains (losses) from security transactions....................   1,996,619      858,524
  Change in net unrealized appreciation (deprecation) of investments........     876,668    4,270,848
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   2,828,391    4,730,529
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................   8,366,730    6,171,683
  Redemptions...............................................................  (3,446,945)  (1,838,371)
                                                                             -----------  -----------
  Total net premiums (redemptions)..........................................   4,919,785    4,333,312
  Net investment division transfers.........................................   7,296,191    2,499,326
  Net other transfers.......................................................     (39,239)     (22,992)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  12,176,737    6,809,646
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  15,005,128   11,540,175
NET ASSETS-BEGINNING OF PERIOD..............................................  38,635,528   27,095,353
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $53,640,656  $38,635,528
                                                                             ===========  ===========

                      See Notes to Financial Statements.

           MFS                  HARRIS OAKMARK             SALOMON BROTHERS             SALOMON BROTHERS
     INVESTORS TRUST             FOCUSED VALUE        STRATEGIC BOND OPPORTUNITIES       U.S. GOVERNMENT
   INVESTMENT DIVISION        INVESTMENT DIVISION         INVESTMENT DIVISION          INVESTMENT DIVISION
------------------------  --------------------------  --------------------------   --------------------------
  FOR THE      FOR THE      FOR THE       FOR THE       FOR THE        FOR THE       FOR THE       FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
    2005         2004         2005          2004          2005           2004          2005          2004
------------ ------------ ------------  ------------  ------------   ------------  ------------  ------------
$  (216,507) $  (157,049) $   (973,948) $   (672,623) $  5,779,478   $  1,665,120  $  2,500,248  $    843,354
    721,480      222,457     9,314,139     5,382,111     1,166,009      1,546,510       (58,374)      208,641
    817,021    1,836,424    21,366,130    19,999,547    (4,387,279)     2,945,911    (2,105,055)      612,479
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
  1,321,994    1,901,832    29,706,321    24,709,035     2,558,208      6,157,541       336,819     1,664,474
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
  2,401,461    2,380,110    48,857,152    56,173,470    43,589,308     36,671,156    38,805,080    27,855,303
 (1,880,933)  (1,428,693)  (28,195,864)  (19,437,431)  (12,489,500)    (8,426,285)  (13,436,004)   (8,913,847)
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
    520,528      951,417    20,661,288    36,736,039    31,099,808     28,244,871    25,369,076    18,941,456
  2,385,517    5,418,448    35,862,086    22,500,708    53,890,284     24,149,899    26,362,982     4,422,581
     (4,851)      17,489      (173,889)     (141,234)      (65,294)       (47,020)      (45,994)      (95,091)
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
  2,901,194    6,387,354    56,349,485    59,095,513    84,924,798     52,347,750    51,686,064    23,268,946
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
  4,223,188    8,289,186    86,055,806    83,804,548    87,483,006     58,505,291    52,022,883    24,933,420
 20,307,471   12,018,285   327,616,615   243,812,067   141,477,434     82,972,143   124,306,910    99,373,490
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
$24,530,659  $20,307,471  $413,672,421  $327,616,615  $228,960,440   $141,477,434  $176,329,793  $124,306,910
===========  ===========  ============  ============  ============   ============  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        FI                        MFS
                                                                                   VALUE LEADERS              TOTAL RETURN
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  -------------------------
                                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004         2005         2004
                                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (157,408) $   (32,333) $ 1,539,256  $    858,624
  Net realized gains (losses) from security transactions....................   1,715,633      404,323    1,059,769    (5,108,663)
  Change in net unrealized appreciation (deprecation) of investments........   2,647,155    1,741,944     (521,531)   10,110,705
                                                                             -----------  -----------  -----------  ------------
  Net increase (decrease) in net assets resulting from operations...........   4,205,380    2,113,934    2,077,494     5,860,666
                                                                             -----------  -----------  -----------  ------------
From capital transactions:
  Net premiums..............................................................  12,535,818    5,817,050   15,108,736     8,983,793
  Redemptions...............................................................  (2,522,813)    (844,740)  (8,708,232)   (6,361,232)
                                                                             -----------  -----------  -----------  ------------
  Total net premiums (redemptions)..........................................  10,013,005    4,972,310    6,400,504     2,622,561
  Net investment division transfers.........................................  17,837,481    5,616,365   19,240,330    23,404,805
  Net other transfers.......................................................     (10,889)        (473)     (25,970)  (13,705,381)
                                                                             -----------  -----------  -----------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  27,839,597   10,588,202   25,614,864    12,321,985
                                                                             -----------  -----------  -----------  ------------
NET CHANGE IN NET ASSETS....................................................  32,044,977   12,702,136   27,692,358    18,182,651
NET ASSETS-BEGINNING OF PERIOD..............................................  22,597,417    9,895,281   71,298,072    53,115,421
                                                                             -----------  -----------  -----------  ------------
NET ASSETS-END OF PERIOD.................................................... $54,642,394  $22,597,417  $98,990,430  $ 71,298,072
                                                                             ===========  ===========  ===========  ============

                      See Notes to Financial Statements.

        BLACKROCK                 METLIFE          METLIFE CONSERVATIVE        METLIFE        METLIFE MODERATE TO
 LEGACY LARGE CAP GROWTH  CONSERVATIVE ALLOCATION TO MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION
   INVESTMENT DIVISION      INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
------------------------  ----------------------- ---------------------- ------------------- ---------------------
  FOR THE      FOR THE
 YEAR ENDED   YEAR ENDED      FOR THE PERIOD          FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
DECEMBER 31, DECEMBER 31,     MAY 1, 2005 TO          MAY 1, 2005 TO       MAY 1, 2005 TO       MAY 1, 2005 TO
    2005         2004        DECEMBER 31, 2005      DECEMBER 31, 2005     DECEMBER 31, 2005    DECEMBER 31, 2005
------------ ------------ ----------------------- ---------------------- ------------------- ---------------------
$  (107,255)  $  (22,467)       $      (105)           $     5,685           $    30,521          $     5,125
    184,292       20,664             12,468                 57,075               105,306               41,932
    683,008      422,639             97,271                636,014             1,665,844            1,453,294
-----------   ----------        -----------            -----------           -----------          -----------
    760,045      420,836            109,634                698,774             1,801,671            1,500,351
-----------   ----------        -----------            -----------           -----------          -----------
  3,849,789    2,182,639          5,109,349             26,244,514            50,958,994           35,896,977
   (477,392)     (92,344)          (368,939)            (1,021,699)             (774,552)            (399,995)
-----------   ----------        -----------            -----------           -----------          -----------
  3,372,397    2,090,295          4,740,410             25,222,815            50,184,442           35,496,982
  3,349,368    3,021,620          7,847,626             21,710,230            35,508,298           23,145,157
     (1,073)     (11,302)             2,696                 (1,995)                 (987)                (182)
-----------   ----------        -----------            -----------           -----------          -----------
  6,720,692    5,100,613         12,590,732             46,931,050            85,691,753           58,641,957
-----------   ----------        -----------            -----------           -----------          -----------
  7,480,737    5,521,449         12,700,366             47,629,824            87,493,424           60,142,308
  5,610,216       88,767                 --                     --                    --                   --
-----------   ----------        -----------            -----------           -----------          -----------
$13,090,953   $5,610,216        $12,700,366            $47,629,824           $87,493,424          $60,142,308
===========   ==========        ===========            ===========           ===========          ===========

       METLIFE
AGGRESSIVE ALLOCATION
 INVESTMENT DIVISION
---------------------

   FOR THE PERIOD
   MAY 1, 2005 TO
  DECEMBER 31, 2005
---------------------
     $   21,815
         34,023
        173,131
     ----------
        228,969
     ----------
      4,120,526
       (122,189)
     ----------
      3,998,337
      3,121,840
           (428)
     ----------
      7,119,749
     ----------
      7,348,718
             --
     ----------
     $7,348,718
     ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     FIDELITY
                                                                                   MONEY MARKET
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   150,701  $    18,766
  Net realized gains (losses) from security transactions....................          --           --
  Change in net unrealized appreciation (deprecation) of investments........          --           --
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     150,701       18,766
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................   2,569,045    3,072,835
  Redemptions...............................................................  (3,824,967)  (2,632,212)
                                                                             -----------  -----------
  Total net premiums (redemptions)..........................................  (1,255,922)     440,623
  Net investment division transfers.........................................    (432,032)  (1,692,625)
  Net other transfers.......................................................        (982)        (281)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (1,688,936)  (1,252,283)
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (1,538,235)  (1,233,517)
NET ASSETS-BEGINNING OF PERIOD..............................................   7,739,157    8,972,674
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $ 6,200,922  $ 7,739,157
                                                                             ===========  ===========

                                                                                      FIDELITY
                                                                                    EQUITY-INCOME
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  5,572,406  $  1,244,859
  Net realized gains (losses) from security transactions....................      636,799     2,598,754
  Change in net unrealized appreciation (deprecation) of investments........     (483,290)    9,102,225
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........    5,725,915    12,945,838
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................    7,499,907     8,462,993
  Redemptions...............................................................  (17,228,090)  (16,716,260)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   (9,728,183)   (8,253,267)
  Net investment division transfers.........................................   (5,668,032)   (5,052,545)
  Net other transfers.......................................................      (22,179)       (4,304)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (15,418,394)  (13,310,116)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   (9,692,479)     (364,278)
NET ASSETS-BEGINNING OF PERIOD..............................................  133,865,570   134,229,848
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $124,173,091  $133,865,570
                                                                             ============  ============

                      See Notes to Financial Statements.

         FIDELITY                   FIDELITY                  FIDELITY               CALVERT SOCIAL
          GROWTH                    OVERSEAS            INVESTMENT GRADE BOND           BALANCED
    INVESTMENT DIVISION        INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
--------------------------  ------------------------  ------------------------  ------------------------
  FOR THE       FOR THE       FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2005          2004          2005         2004         2005         2004         2005         2004
------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------
$   (614,198) $ (1,157,909) $    69,531  $    35,421  $ 1,054,117  $ 1,376,419  $   383,557  $   305,615
  (2,593,520)   (1,034,139)   1,130,250      358,850       (8,618)     250,624      464,408      114,758
   9,442,722     5,682,518    3,985,942    3,068,346     (776,961)    (900,086)   1,723,358    3,350,274
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
   6,235,004     3,490,470    5,185,723    3,462,617      268,538      726,957    2,571,323    3,770,647
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
   8,881,884    12,117,109    2,536,836    2,807,441    3,076,796    2,757,530    5,019,996    5,190,647
 (18,136,394)  (15,760,659)  (4,986,118)  (2,843,715)  (3,376,246)  (3,553,900)  (4,993,181)  (2,894,509)
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
  (9,254,510)   (3,643,550)  (2,449,282)     (36,274)    (299,450)    (796,370)      26,815    2,296,138
 (12,732,941)   (8,490,878)     253,657      363,387     (774,101)  (1,303,605)    (577,644)    (955,588)
      10,819        (6,456)      (4,673)      (3,303)      (2,991)     (52,131)      (3,884)    (153,071)
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
 (21,976,632)  (12,140,884)  (2,200,298)     323,810   (1,076,542)  (2,152,106)    (554,713)   1,187,479
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
 (15,741,628)   (8,650,414)   2,985,425    3,786,427     (808,004)  (1,425,149)   2,016,610    4,958,126
 157,101,539   165,751,953   31,060,853   27,274,426   21,611,809   23,036,958   58,294,718   53,336,592
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
$141,359,911  $157,101,539  $34,046,278  $31,060,853  $20,803,805  $21,611,809  $60,311,328  $58,294,718
============  ============  ===========  ===========  ===========  ===========  ===========  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  CALVERT SOCIAL
                                                                                  MID CAP GROWTH
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (124,547) $  (128,066)
  Net realized gains (losses) from security transactions....................    (737,962)    (300,748)
  Change in net unrealized appreciation (deprecation) of investments........     791,771    1,474,813
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     (70,738)   1,045,999
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................   1,338,690    1,640,326
  Redemptions...............................................................  (1,774,809)    (846,891)
                                                                             -----------  -----------
  Total net premiums (redemptions)..........................................    (436,119)     793,435
  Net investment division transfers.........................................    (618,035)    (508,974)
  Net other transfers.......................................................       1,014       (1,827)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (1,033,140)     282,634
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (1,123,878)   1,328,633
NET ASSETS-BEGINNING OF PERIOD..............................................  13,688,933   12,360,300
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $12,565,055  $13,688,933
                                                                             ===========  ===========

                                                                                     LORD ABBETT
                                                                                   BOND DEBENTURE
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  5,131,929  $  2,656,841
  Net realized gains (losses) from security transactions....................    2,182,129     2,179,729
  Change in net unrealized appreciation (deprecation) of investments........   (6,441,840)    2,665,360
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........      872,218     7,501,930
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   27,146,739    22,025,628
  Redemptions...............................................................  (11,887,367)   (9,124,996)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   15,259,372    12,900,632
  Net investment division transfers.........................................   17,983,892    11,378,352
  Net other transfers.......................................................      (32,846)     (302,763)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.   33,210,418    23,976,221
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   34,082,636    31,478,151
NET ASSETS-BEGINNING OF PERIOD..............................................  125,736,304    94,258,153
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $159,818,940  $125,736,304
                                                                             ============  ============

                      See Notes to Financial Statements.

      MFS RESEARCH              T. ROWE PRICE                  PIMCO                   RCM GLOBAL
      INTERNATIONAL            MID-CAP GROWTH              TOTAL RETURN                TECHNOLOGY
   INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
------------------------  ------------------------  --------------------------  ------------------------
  FOR THE      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2005         2004         2005         2004         2005          2004          2005         2004
------------ ------------ ------------ ------------ ------------  ------------  ------------ ------------
$ 2,138,846  $  (230,629) $ 1,073,191  $  (619,252) $ (1,979,025) $ 15,382,935  $  (279,035) $  (683,461)
  3,089,694    1,788,312    3,292,259      304,968     1,298,876     2,455,287     (655,341)   3,020,599
  1,345,305    2,695,583    5,448,667    8,336,804     4,112,147    (8,630,533)   5,000,978   (6,843,564)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  6,573,845    4,253,266    9,814,117    8,022,520     3,431,998     9,207,689    4,066,602   (4,506,426)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  7,780,322    5,262,574   12,818,016   12,604,936    73,427,657    69,675,625    3,967,764   10,790,180
 (3,155,197)  (1,320,747)  (5,121,916)  (3,147,804)  (25,750,957)  (19,235,265)  (3,958,753)  (4,045,935)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  4,625,125    3,941,827    7,696,100    9,457,132    47,676,700    50,440,360        9,011    6,744,245
 11,361,343    6,023,141   14,171,794   10,677,705    57,029,334    21,647,228   (6,386,968)  (1,711,181)
     (7,322)        (848)     (20,184)     (21,566)     (255,691)     (128,404)     (62,185)     (71,495)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
 15,979,146    9,964,120   21,847,710   20,113,271   104,450,343    71,959,184   (6,440,142)   4,961,569
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
 22,552,991   14,217,386   31,661,827   28,135,791   107,882,341    81,166,873   (2,373,540)     455,143
 31,718,709   17,501,323   63,001,217   34,865,426   298,386,525   217,219,652   54,272,225   53,817,082
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
$54,271,700  $31,718,709  $94,663,044  $63,001,217  $406,268,866  $298,386,525  $51,898,685  $54,272,225
===========  ===========  ===========  ===========  ============  ============  ===========  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      LAZARD                    MET/AIM
                                                                                      MID CAP              SMALL CAP GROWTH
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  ------------------------
                                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004         2005         2004
                                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 4,024,372  $  (374,199) $   172,912  $  (146,620)
  Net realized gains (losses) from security transactions....................   1,930,916    1,535,292      802,027      497,811
  Change in net unrealized appreciation (deprecation) of investments........  (3,372,554)   2,286,153      232,220      363,802
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   2,582,734    3,447,246    1,207,159      714,993
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Net premiums..............................................................   5,368,971    7,752,790    2,950,087    3,053,355
  Redemptions...............................................................  (2,336,914)  (1,652,148)    (844,495)    (609,634)
                                                                             -----------  -----------  -----------  -----------
  Total net premiums (redemptions)..........................................   3,032,057    6,100,642    2,105,592    2,443,721
  Net investment division transfers.........................................   2,105,055    4,799,905    1,855,183    2,370,462
  Net other transfers.......................................................      (5,234)     (12,846)      (1,020)     (17,653)
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.   5,131,878   10,887,701    3,959,755    4,796,530
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................   7,714,612   14,334,947    5,166,914    5,511,523
NET ASSETS-BEGINNING OF PERIOD..............................................  34,153,806   19,818,859   14,129,409    8,617,886
                                                                             -----------  -----------  -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $41,868,418  $34,153,806  $19,296,323  $14,129,409
                                                                             ===========  ===========  ===========  ===========

                      See Notes to Financial Statements.

      HARRIS OAKMARK              OPPENHEIMER                  JANUS                 THIRD AVENUE
      INTERNATIONAL          CAPITAL APPRECIATION        AGGRESSIVE GROWTH          SMALL CAP VALUE
   INVESTMENT DIVISION        INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
-------------------------  ------------------------  ------------------------  ------------------------
  FOR THE       FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2005          2004         2005         2004         2005         2004         2005         2004
------------  ------------ ------------ ------------ ------------ ------------ ------------ ------------
$    493,028  $  (442,810)  $   18,906    $ 15,346   $  (260,339) $  (232,795)  $   (7,923)   $  6,049
   2,918,691    1,091,842       10,067       5,647     1,577,626      900,838       46,491      25,508
  10,805,618    6,827,093       94,410      (3,066)    1,528,359      712,002      141,813      27,654
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
  14,217,337    7,476,125      123,383      17,927     2,845,646    1,380,045      180,381      59,211
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
  30,902,629   15,912,541    1,893,057     228,779     3,776,771    3,761,755    1,294,932     217,931
  (5,868,095)  (1,525,036)     (54,496)       (347)   (1,784,524)  (1,282,821)     (12,865)     (1,498)
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
  25,034,534   14,387,505    1,838,561     228,432     1,992,247    2,478,934    1,282,067     216,433
  53,072,017   29,891,281    1,724,734       9,684     2,543,204      143,777      410,287      (5,800)
     (51,017)     (31,068)        (144)       (142)       (8,636)      (3,906)         108        (397)
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
  78,055,534   44,247,718    3,563,151     237,974     4,526,815    2,618,805    1,692,462     210,236
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
  92,272,871   51,723,843    3,686,534     255,901     7,372,461    3,998,850    1,872,843     269,447
  65,755,444   14,031,601      357,113     101,212    20,717,976   16,719,126      403,590     134,143
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
$158,028,315  $65,755,444   $4,043,647    $357,113   $28,090,437  $20,717,976   $2,276,433    $403,590
============  ===========   ==========    ========   ===========  ===========   ==========    ========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    NEUBERGER BERMAN
                                                                                       REAL ESTATE
                                                                                   INVESTMENT DIVISION
                                                                             ------------------------------
                                                                               FOR THE
                                                                              YEAR ENDED    FOR THE PERIOD
                                                                             DECEMBER 31,   MAY 3, 2004 TO
                                                                                 2005      DECEMBER 31, 2004
                                                                             ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (1,221,434)    $ 1,954,170
  Net realized gains (losses) from security transactions....................    3,602,421         135,475
  Change in net unrealized appreciation (deprecation) of investments........   11,809,478       5,386,448
                                                                             ------------     -----------
  Net increase (decrease) in net assets resulting from operations...........   14,190,465       7,476,093
                                                                             ------------     -----------
From capital transactions:
  Net premiums..............................................................   39,480,037      14,214,643
  Redemptions...............................................................   (5,378,821)       (782,825)
                                                                             ------------     -----------
  Total net premiums (redemptions)..........................................   34,101,216      13,431,818
  Net investment division transfers.........................................   53,988,430      37,082,969
  Net other transfers.......................................................     (188,221)        (93,894)
                                                                             ------------     -----------
  Net increase (decrease) in net assets resulting from capital transactions.   87,901,425      50,420,893
                                                                             ------------     -----------
NET CHANGE IN NET ASSETS....................................................  102,091,890      57,896,986
NET ASSETS-BEGINNING OF PERIOD..............................................   57,896,986              --
                                                                             ------------     -----------
NET ASSETS-END OF PERIOD.................................................... $159,988,876     $57,896,986
                                                                             ============     ===========

                                                                                   AMERICAN FUNDS
                                                                                       GROWTH
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (4,328,983) $ (4,864,588)
  Net realized gains (losses) from security transactions....................    4,556,577     1,453,966
  Change in net unrealized appreciation (deprecation) of investments........   99,079,089    51,327,471
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   99,306,683    47,916,849
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................  138,333,004   127,096,734
  Redemptions...............................................................  (45,046,505)  (26,300,213)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   93,286,499   100,796,521
  Net investment division transfers.........................................  108,667,378    94,699,466
  Net other transfers.......................................................     (339,215)     (209,492)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  201,614,662   195,286,495
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  300,921,345   243,203,344
NET ASSETS-BEGINNING OF PERIOD..............................................  542,082,661   298,879,317
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $843,004,006  $542,082,661
                                                                             ============  ============

                      See Notes to Financial Statements.

                  AMERICAN FUNDS              AMERICAN FUNDS
                   GROWTH-INCOME        GLOBAL SMALL CAPITALIZATION
                INVESTMENT DIVISION         INVESTMENT DIVISION
            --------------------------  --------------------------
              FOR THE       FOR THE       FOR THE       FOR THE
             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                2005          2004          2005          2004
            ------------  ------------  ------------  ------------
            $  2,463,510  $ (1,418,772) $ (1,010,944) $ (1,547,458)
               3,967,075       880,993     7,027,014     2,309,497
              21,411,282    37,319,953    43,129,018    20,334,044
            ------------  ------------  ------------  ------------
              27,841,867    36,782,174    49,145,088    21,096,083
            ------------  ------------  ------------  ------------
             105,404,652   112,371,227    39,382,502    34,321,628
             (40,718,752)  (26,846,516)  (15,942,067)   (7,225,620)
            ------------  ------------  ------------  ------------
              64,685,900    85,524,711    23,440,435    27,096,008
              50,258,038    97,835,877    75,179,349    42,584,790
                (102,301)     (191,880)     (306,031)      (25,581)
            ------------  ------------  ------------  ------------
             114,841,637   183,168,708    98,313,753    69,655,217
            ------------  ------------  ------------  ------------
             142,683,504   219,950,882   147,458,841    90,751,300
             505,963,297   286,012,415   156,789,112    66,037,812
            ------------  ------------  ------------  ------------
            $648,646,801  $505,963,297  $304,247,953  $156,789,112
            ============  ============  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005

1.  BUSINESS

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established by the board of directors of Metropolitan Life on September 27, 1983 to support Metropolitan Life's operations with respect to certain variable annuity contracts ("Contracts"). Metropolitan Life is a wholly owned subsidiary of MetLife Inc. ("MetLife"). The Separate Account was registered as a unit investment trust on April 6, 1984 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Insurance Department. The Separate Account supports various Contracts (VestMet, Preference Plus Account, Preference Plus Account for Enhanced Contracts, Preference Plus Select, Personal IncomPlus, Preference Plus Income Advantage, Enhanced Preference Plus Account, Financial Freedom Account, MetLife Asset Builder, MetLife Income Security Plan, MetLife Settlement Plus, and MetLife Financial Freedom Select).

The Separate Account is divided into sixty investment divisions. When the contractholder allocates or transfers money to an investment division, the investment division purchases shares of a portfolio, series or fund (with the same name) within the Metropolitan Fund, Fidelity VIP Funds, Calvert Fund, Met Investors Fund or the American Funds (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

The table below presents the investment divisions within the Separate Account:

             BlackRock Investment       FI Value Leaders
              Trust Investment Division Investment Division
             Variable B Investment      MFS Total Return
              Division (c)              Investment Division
             Variable C Investment      BlackRock Legacy Large
              Division (c)              Cap Growth Investment
                                        Division
             Variable D Investment      MetLife Conservative
              Division*                 Allocation Investment
                                        Division (b)
             BlackRock Diversified      MetLife Conservative to
              Investment Division       Moderate Allocation
                                        Investment Division (b)
             BlackRock Aggressive       MetLife Moderate
              Growth Investment         Allocation Investment
              Division                  Division (b)
             MetLife Stock Index        MetLife Moderate to
              Investment Division       Aggressive Allocation
                                        Investment Division (b)
             FI International Stock     MetLife Aggressive
              Investment Division       Allocation Investment
                                        Division (b)
             FI Mid Cap Opportunities   Fidelity Money Market
              Investment Division       Investment Division
             T. Rowe Price Small Cap
              Growth Investment         Fidelity Equity-Income
              Division                  Investment Division
             Oppenheimer Global Equity  Fidelity Growth
              Investment Division       Investment Division
             Harris Oakmark Large Cap   Fidelity Overseas
              Value Investment Division Investment Division
             Neuberger Berman Mid Cap   Fidelity Investment Grade
              Value Investment Division Bond Investment Division
             T. Rowe Price Large Cap
              Growth Investment         Calvert Social Balanced
              Division                  Investment Division
             Lehman Brothers Aggregate
              Bond Index Investment     Calvert Social Mid Cap
              Division                  Growth Investment Division
             Morgan Stanley EAFE Index  Lord Abbett Bond
              Investment Division       Debenture Investment
                                        Division
             Russell 2000 Index         MFS Research
              Investment Division       International Investment
                                        Division
             Met/Putnam Voyager         T. Rowe Price Mid-Cap
              Investment Division**     Growth Investment Division
             Jennison Growth            PIMCO Total Return
              Investment Division (b)   Investment Division
             BlackRock Strategic Value  RCM Global Technology
              Investment Division       Investment Division
             MetLife Mid Cap Stock      Lazard Mid-Cap Investment
              Index Investment Division Division
             Franklin Templeton Small
              Cap Growth Investment     Met/AIM Small Cap Growth
              Division                  Investment Division
             BlackRock Large Cap Value  Harris Oakmark
              Investment Division       International Investment
                                        Division
             BlackRock Bond Income      Oppenheimer Capital
              Investment Division       Appreciation Investment
                                        Division
             BlackRock Money Market     Janus Aggressive Growth
              Investment Division       Investment Division
             Davis Venture Value        Third Avenue Small Cap
              Investment Division       Value Investment Division
             Loomis Sayles Small Cap    Neuberger Berman Real
              Investment Division       Estate Investment
                                        Division (a)
             MFS Investors Trust        American Funds Growth
              Investment Division       Investment Division
             Harris Oakmark Focused     American Funds
              Value Investment Division Growth-Income Investment
                                        Division
             Salomon Brothers
              Strategic Bond            American Funds Global
              Opportunities Investment  Small Capitalization
              Division                  Investment Division
             Salomon Brothers U.S.
              Government Investment
              Division

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


1.  BUSINESS-(CONTINUED)

   (a) Operations commenced on May 3, 2004, for one new investment division added to the Separate Account on that date.

   (b) Operations commenced on May 1, 2005, for five new investment divisions added to the Separate Account on that date.

   (c) Variable B Investment Division and Variable C Investment Division have contracts that only invest in the BlackRock Investment Trust Portfolio.

   * This Division had no net assets at December 31, 2005

   ** These investment divisions will no longer be an available option within the separate account.

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments in the Funds are valued utilizing the amortized cost method of valuation.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

    D. USE OF ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    E. PURCHASE PAYMENTS

       Purchase payments received by Metropolitan Life are credited as Accumulation or Annuity Units as of the end of the valuation period in which received, as provided in the prospectus. In the case of certain contracts, Metropolitan Life deducts a sales load and a state premium tax charge from purchase payments before amounts are allocated to the Separate Account.

    F. NET INVESTMENT DIVISION AND NET OTHER TRANSFERS

       Transfers among investment divisions and the fixed fund of the general account are presented under the caption net investment division are presented under the caption net division transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfer.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


3.  EXPENSES

With respect to assets in the Separate Account that support certain contracts, Metropolitan Life deducts a charge from the net assets of the Separate Account for the assumption of general administrative expenses and mortality and expense risks. This charge is equivalent to an effective annual rate of 1.5% of the average daily values of the net assets in the Separate Account for VestMet contracts and 1.25% for Preference Plus contracts. Of this charge, Metropolitan Life estimates 0.75% is for general administrative expenses for VestMet contracts and 0.50% is for Preference Plus contracts and 0.75% is for the mortality and expense risk on both contracts. However, for the Enhanced Preference Plus Account, Preference Plus Account for Enhanced contracts and Financial Freedom Account contracts, the charge is equivalent to an effective annual rate of 0.95% of the average daily value of the assets for these contracts. Of this charge, Metropolitan Life estimates 0.20% is for general administrative expenses and 0.75% is for mortality and expense risk.

The Variable B Investment Division and Variable C Investment Division contracts are charged for administrative expenses, mortality and expense risk of 1.00% for their respective contracts. The Separate Account charges for Preference Plus Select contracts, except for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions, with the basic death benefit are as follows: 1.25% for the B class; 1.50% for the L class; 1.65% for the C class; and 1.70% for the first seven years of the Bonus Class (after which this reverts to the B class charge).

The Separate Account charge for the Preference Plus Select Contracts with the basic death benefit for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions are as follows: 1.50% for the B Class; 1.75% for the L class; 1.90% for the C class and 1.95% for the first seven years of the Bonus Class (after which this reverts to the B class charge).

There are additional Separate Account charges associated with available optional riders. These are as follows: 0.20% for the Annual Step-Up Death Benefit; 0.35% for the Greater of Annual Step-Up 5% Annual Increase Benefit, and 0.25% for the Earnings Preservation Benefit. The charge for the Guaranteed Minimum Income Benefit Version I and Version II is 0.50% of the "guaranteed minimum income base" as defined in the contract. The charge for the Guaranteed Minimum Income Benefit Version III is 0.75% of the "guaranteed minimum income base" as defined in the contract. The charge for the Guaranteed Withdrawal Benefit is 0.50% of the "guaranteed withdrawal amount" as defined in the contract. The charge for the Optional Enhanced Guaranteed withdrawal benefit is ..50% of the "guaranteed withdrawal amount" as defined in the contract.The charge for the Guaranteed Minimum Accumulation Benefit is 0.75% of the 'guaranteed accumulation amount" as defined in the contract.

For MetLife Settlement Plus and MetLife Income Security Plan contracts, the charge is equivalent to an effective annual rate of 1.25% of the average daily value of the assets for these contracts.

The Separate Account charge for the MetLife Financial Freedom Select contracts with the standard death benefit, except for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Cap Investment Divisions, are as follows: 1.15% for the B class; 1.30% for the L class; 1.45% for the C class; 0.50% for the e class; and 0.95% for the e Bonus Class. The Separate Account Charge for the MetLife Financial Freedom Select contracts with the standard death benefit for the American Funds Growth-Income, American Funds Growth, and American Funds Global Small Cap Investment Divisions, are as follows: 1.40% for the B class; 1.55% for the L class; 1.70% for the C class; 0.75% for the e class; and 1.20% for the e Bonus class. The additional Separate Account charge associated with the available optional Annual Step-Up Death Benefit is 0.10%. The charge for the Guaranteed Minimum Income Benefit is 0.35% of the guaranteed minimum "income base" as defined in the contract.

The Separate Account charge for the Personal IncomePlus contracts cannot be greater than 0.95%. The Separate Account charge for the Preference Plus Income Advantage is 1.25%. The charge for MetLife Asset Builder is a minimum of 0.45% but can not be greater than 0.95% during the pay in phase and during the pay-out phase.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from the sales of investments for the year ended December 31, 2005 were as follows:

                                                                    PURCHASES    SALES
                                                                    ---------- ----------
                                                                       (IN THOUSANDS)
BlackRock Investment Trust Investment Division..................... $   24,450 $  207,766
Variable B Investment Division.....................................      1,457      7,784
Variable C Investment Division.....................................        293        406
BlackRock Diversified Investment Division..........................     44,911    208,336
BlackRock Aggressive Growth Investment Division....................     12,334    105,123
MetLife Stock Index Investment Division............................    322,125    354,803
FI International Stock Investment Division.........................     34,870     28,164
FI Mid Cap Opportunities Investment Division.......................     18,282    104,867
T. Rowe Price Small Cap Growth Investment Division.................     16,968     34,936
Oppenheimer Global Equity Investment Division......................     32,756     22,374
Harris Oakmark Large Cap Value Investment Division.................     68,096     46,947
Neuberger Berman Mid Cap Value Investment Division.................    178,168     34,852
T. Rowe Price Large Cap Growth Investment Division.................     31,111     22,362
Lehman Brothers Aggregate Bond Index Investment Division...........    224,648     52,443
Morgan Stanley EAFE Index Investment Division......................     72,713     32,152
Russell 2000 Index Investment Division.............................     55,950     39,354
Met/Putnam Voyager Investment Division (a).........................      1,361     31,636
Jennison Growth Investment Division (b)............................     39,430     39,156
BlackRock Strategic Value Investment Division......................     86,622     76,480
MetLife Mid Cap Stock Index Investment Division....................     70,164     25,979
Franklin Templeton SmallCap Growth Investment Division.............     12,596      9,182
BlackRock Large Cap Value Investment Division......................     22,400      9,646
BlackRock Bond Income Investment Division..........................     89,733     56,173
BlackRock Money Market Investment Division.........................     17,792     14,357
Davis Venture Value Investment Division............................    122,786     11,272
Loomis Sayles SmallCap Investment Division.........................     18,280      6,158
MFS Investors Trust Investment Division............................      5,904      3,225
Harris Oakmark Focused Value Investment Division...................     85,484     30,209
Salomon Brothers Strategic Bond Opportunities Investment Division..    100,358      9,725
Salomon Brothers U.S. Government Investment Division...............     69,889     15,759
FI Value Leaders Investment Division...............................     35,256      7,585
MFS Total Return Investment Division...............................     44,351     17,210
BlackRock Legacy Large Cap Growth Investment Division..............      8,806      2,195
MetLife Conservative Allocation Investment Division (b)............     14,353      1,762
MetLife Conservative to Moderate Allocation Investment Division (b)     49,079      2,142
MetLife Moderate Allocation Investment Division (b)................     88,021      2,298
MetLife Moderate to Aggressive Allocation Investment Division (b)..     59,545        898
MetLife Aggressive Allocation Investment Division (b)..............      7,873        731
Fidelity Money Market Investment Division..........................      6,572      8,110
Fidelity Equity-Income Investment Division.........................      9,666     19,511
Fidelity Growth Investment Division................................      2,814     25,405
Fidelity Overseas Investment Division..............................      3,031      5,162
Fidelity Investment Grade Bond Investment Division.................      3,512      3,544
Calvert Social Balanced Investment Division........................      3,904      4,076
Calvert Social Mid Cap Growth Investment Division..................        918      2,095
Lord Abbett Bond Debenture Investment Division.....................     52,972     14,668
MFS Research International Investment Division.....................     30,138     12,032
T. Rowe Price Mid-Cap Growth Investment Division...................     33,549     10,651
PIMCO Total Return Investment Division.............................    128,567     26,227
RCM Global Technology Investment Division..........................     14,167     20,906
Lazard Mid-Cap Investment Division.................................     17,096      7,955
Met/AIM Small Cap Growth Investment Division.......................      7,993      3,888
Harris Oakmark International Investment Division...................     90,828     12,310
Oppenheimer Capital Appreciation Investment Division...............      3,849        267
Janus Aggressive Growth Investment Division........................     10,458      6,197
Third Avenue Small Cap Value Investment Division...................      1,831        146
Neuberger Berman Real Estate Investment Division...................    105,635     19,062
American Funds Growth Investment Division..........................    219,175     22,128
American Funds Growth-Income Investment Division...................    136,965     20,012
American Funds Global Small Capitalization Investment Division.....    113,900     16,669
                                                                    ---------- ----------
TOTAL.............................................................. $3,186,755 $1,937,468
                                                                    ========== ==========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 were as follows:


                                      BLACK ROCK                                                  BLACK ROCK
                                   INVESTMENT TRUST       VARIABLE B          VARIABLE C          DIVERSIFIED
                                  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                  ------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.        41,534               280                  16                49,415
Activity during 2005:
  Issued.........................         1,917                 3                   2                 2,730
  Redeemed.......................        (7,488)              (27)                 (2)               (8,444)
                                        -------              ----                 ---               -------
Outstanding at December 31, 2005.        35,963               256                  16                43,701
                                        =======              ====                 ===               =======

Outstanding at December 31, 2003.        46,132               282                  17                53,723
Activity during 2004:
  Issued.........................         3,091                34                  --                 5,223
  Redeemed.......................        (7,689)              (36)                 (1)               (9,531)
                                        -------              ----                 ---               -------
Outstanding at December 31, 2004.        41,534               280                  16                49,415
                                        =======              ====                 ===               =======

Outstanding at December 31, 2002.        49,890               314                  21                58,215
Activity during 2003:
  Issued.........................         3,728                --                  --                 4,493
  Redeemed.......................        (7,486)              (32)                 (4)               (8,985)
                                        -------              ----                 ---               -------
Outstanding at December 31, 2003.        46,132               282                  17                53,723
                                        =======              ====                 ===               =======

Outstanding at December 31, 2001.        59,681               508                  24                70,653
Activity during 2002:
  Issued.........................         5,080                 1                  14                 5,373
  Redeemed.......................       (14,871)             (195)                (17)              (17,811)
                                        -------              ----                 ---               -------
Outstanding at December 31, 2002.        49,890               314                  21                58,215
                                        =======              ====                 ===               =======

Outstanding at December 31, 2000.        66,973               374                  19                78,707
Activity during 2001:
  Issued.........................         6,835               306                   8                 7,708
  Redeemed.......................       (14,127)             (172)                 (3)              (15,762)
                                        -------              ----                 ---               -------
Outstanding at December 31, 2001.        59,681               508                  24                70,653
                                        =======              ====                 ===               =======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

     BLACKROCK            METLIFE               FI                   FI              T. ROWE PRICE        OPPENHEIMER
 AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK MID CAP OPPORTUNITIES  SMALL CAP GROWTH      GLOBAL EQUITY
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- --------------------- ------------------- -------------------
      25,212               85,759              13,333               41,657               17,980             11,373
       2,025               14,771               3,486                4,163                2,810              3,260
      (4,922)             (15,912)             (2,854)              (8,754)              (3,908)            (2,544)
      ------              -------             -------              -------              -------             ------
      22,315               84,618              13,965               37,066               16,882             12,089
      ======              =======             =======              =======              =======             ======

      27,593               80,944              13,733               43,573               18,784             11,753
       2,762               18,434               1,963                7,883                3,984              1,690
      (5,143)             (13,619)             (2,363)              (9,799)              (4,788)            (2,070)
      ------              -------             -------              -------              -------             ------
      25,212               85,759              13,333               41,657               17,980             11,373
      ======              =======             =======              =======              =======             ======

      28,889               80,966              14,131               46,925               18,480             11,877
       4,005               15,793               3,143                6,433                4,852              1,945
      (5,301)             (15,815)             (3,541)              (9,785)              (4,548)            (2,069)
      ------              -------             -------              -------              -------             ------
      27,593               80,944              13,733               43,573               18,784             11,753
      ======              =======             =======              =======              =======             ======

      32,803               86,714              14,761               55,394               19,896             12,720
       3,975               26,012              36,939               16,874               34,420              2,831
      (7,889)             (31,760)            (37,569)             (25,343)             (35,836)            (3,674)
      ------              -------             -------              -------              -------             ------
      28,889               80,966              14,131               46,925               18,480             11,877
      ======              =======             =======              =======              =======             ======

      35,680               90,483              15,094               61,499               20,924             12,438
       5,786               25,206              83,745               24,018               25,897              3,259
      (8,663)             (28,975)            (84,078)             (30,123)             (26,925)            (2,977)
      ------              -------             -------              -------              -------             ------
      32,803               86,714              14,761               55,394               19,896             12,720
      ======              =======             =======              =======              =======             ======

  HARRIS OAKMARK
  LARGE CAP VALUE
INVESTMENT DIVISION
-------------------
      29,630
       8,288
      (6,373)
      ------
      31,545
      ======

      25,186
      12,647
      (8,203)
      ------
      29,630
      ======

      22,099
       8,733
      (5,646)
      ------
      25,186
      ======

      16,996
      14,637
      (9,534)
      ------
      22,099
      ======

       5,122
      19,069
      (7,195)
      ------
      16,996
      ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 were as follows:

                                   NEUBERGER BERMAN      T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY
                                     MID CAP VALUE     LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX
                                  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                  ------------------- ------------------- -------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.       16,215              14,179               46,561              21,203
Activity during 2005:
  Issued.........................        9,429               3,974               20,882               8,402
  Redeemed.......................       (4,412)             (3,096)              (8,673)             (4,777)
                                        ------              ------              -------              ------
Outstanding at December 31, 2005.       21,232              15,057               58,770              24,828
                                        ======              ======              =======              ======

Outstanding at December 31, 2003.       11,301              12,979               30,485              19,520
Activity during 2004:
  Issued.........................        7,799               5,763               29,916               7,591
  Redeemed.......................       (2,885)             (4,563)             (13,840)             (5,908)
                                        ------              ------              -------              ------
Outstanding at December 31, 2004.       16,215              14,179               46,561              21,203
                                        ======              ======              =======              ======

Outstanding at December 31, 2002.       10,131              11,767               23,589              14,678
Activity during 2003:
  Issued.........................        3,888               4,620               14,857              10,410
  Redeemed.......................       (2,718)             (3,408)              (7,961)             (5,568)
                                        ------              ------              -------              ------
Outstanding at December 31, 2003.       11,301              12,979               30,485              19,520
                                        ======              ======              =======              ======

Outstanding at December 31, 2001.        9,483              12,688               18,171              11,475
Activity during 2002:
  Issued.........................        6,520               3,774               14,798              10,759
  Redeemed.......................       (5,872)             (4,695)              (9,380)             (7,556)
                                        ------              ------              -------              ------
Outstanding at December 31, 2002.       10,131              11,767               23,589              14,678
                                        ======              ======              =======              ======

Outstanding at December 31, 2000.        7,840              12,984               11,437               8,353
Activity during 2001:
  Issued.........................        7,769               5,100               13,647              12,943
  Redeemed.......................       (6,126)             (5,396)              (6,913)             (9,821)
                                        ------              ------              -------              ------
Outstanding at December 31, 2001.        9,483              12,688               18,171              11,475
                                        ======              ======              =======              ======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

      RUSSELL             MET/PUTNAM               JENNISON              BLACKROCK          METLIFE MID     FRANKLIN TEMPLETON
    2000 INDEX              VOYAGER                 GROWTH            STRATEGIC VALUE     CAP STOCK INDEX    SMALL CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION (A) INVESTMENT DIVISION (B) INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
      15,280                 7,341                      --                 29,577             16,858               3,958
       4,965                    84                   9,620                  5,567              6,381               1,516
      (4,320)               (7,425)                 (2,157)                (6,540)            (3,892)             (1,229)
      ------                ------                  ------                -------             ------              ------
      15,925                    --                   7,463                 28,604             19,347               4,245
      ======                ======                  ======                =======             ======              ======

      14,717                 7,644                      --                 24,673             16,641               3,288
       6,163                 1,854                      --                 10,656              6,464               2,726
      (5,600)               (2,157)                     --                 (5,752)            (6,247)             (2,056)
      ------                ------                  ------                -------             ------              ------
      15,280                 7,341                      --                 29,577             16,858               3,958
      ======                ======                  ======                =======             ======              ======

      11,624                 6,587                      --                 20,893             12,280               1,861
       7,750                 3,429                      --                  9,918              7,785               3,299
      (4,657)               (2,372)                     --                 (6,138)            (3,424)             (1,872)
      ------                ------                  ------                -------             ------              ------
      14,717                 7,644                      --                 24,673             16,641               3,288
      ======                ======                  ======                =======             ======              ======

      10,115                 5,652                      --                 14,852              8,337                 795
       6,326                 5,027                      --                 17,018              8,108               3,188
      (4,817)               (4,092)                     --                (10,977)            (4,165)             (2,122)
      ------                ------                  ------                -------             ------              ------
      11,624                 6,587                      --                 20,893             12,280               1,861
      ======                ======                  ======                =======             ======              ======

       9,545                 2,596                      --                  4,165              5,604                  --
       4,258                 5,176                      --                 17,050              6,239                 932
      (3,688)               (2,120)                     --                 (6,363)            (3,506)               (137)
      ------                ------                  ------                -------             ------              ------
      10,115                 5,652                      --                 14,852              8,337                 795
      ======                ======                  ======                =======             ======              ======

     BLACKROCK
  LARGE CAP VALUE
INVESTMENT DIVISION
-------------------
       4,309
       2,301
      (1,241)
      ------
       5,369
      ======

       1,872
       4,134
      (1,697)
      ------
       4,309
      ======

         396
       1,909
        (433)
      ------
       1,872
      ======

          --
         779
        (383)
      ------
         396
      ======

          --
          --
          --
      ------
          --
      ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 are as follows:

                                       BLACKROCK           BLACKROCK             DAVIS           LOOMIS SAYLES
                                      BOND INCOME        MONEY MARKET        VENTURE VALUE         SMALL CAP
                                  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                  ------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.        16,511              1,090               6,062               1,424
Activity during 2005:
  Issued.........................         2,902                773               4,796                 845
  Redeemed.......................        (3,150)              (622)             (1,241)               (389)
                                        -------              -----              ------               -----
Outstanding at December 31, 2005.        16,263              1,241               9,617               1,880
                                        =======              =====              ======               =====

Outstanding at December 31, 2003.        17,412                701               3,617               1,146
Activity during 2004:
  Issued.........................         3,037              1,229               3,834                 771
  Redeemed.......................        (3,938)              (840)             (1,389)               (493)
                                        -------              -----              ------               -----
Outstanding at December 31, 2004.        16,511              1,090               6,062               1,424
                                        =======              =====              ======               =====

Outstanding at December 31, 2002.        18,889                459               2,653                 904
Activity during 2003:
  Issued.........................         2,724                471               1,561                 686
  Redeemed.......................        (4,201)              (229)               (597)               (444)
                                        -------              -----              ------               -----
Outstanding at December 31, 2003.        17,412                701               3,617               1,146
                                        =======              =====              ======               =====

Outstanding at December 31, 2001.        19,377                627               2,153                 702
Activity during 2002:
  Issued.........................        25,028                602               1,359                 759
  Redeemed.......................       (25,516)              (770)               (859)               (557)
                                        -------              -----              ------               -----
Outstanding at December 31, 2002.        18,889                459               2,653                 904
                                        =======              =====              ======               =====

Outstanding at December 31, 2000.        17,699                637                 940                 367
Activity during 2001:
  Issued.........................         6,415                151               2,135                 595
  Redeemed.......................        (4,737)              (161)               (922)               (260)
                                        -------              -----              ------               -----
Outstanding at December 31, 2001.        19,377                627               2,153                 702
                                        =======              =====              ======               =====

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                                         SALOMON BROTHERS
        MFS           HARRIS OAKMARK      STRATEGIC BOND     SALOMON BROTHERS           FI                  MFS
  INVESTORS TRUST      FOCUSED VALUE       OPPORTUNITIES      U.S. GOVERNMENT      VALUE LEADERS       TOTAL RETURN
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       2,351               9,659               7,028               7,714                 857               2,313
         800               3,697               5,712               5,162               1,516               2,371
        (462)             (2,073)             (1,477)             (1,900)               (461)             (1,079)
       -----              ------              ------              ------               -----              ------
       2,689              11,283              11,263              10,976               1,912               3,605
       =====              ======              ======              ======               =====              ======

       1,527               7,756               4,304               6,225                 419               2,114
       1,278               4,975               3,958               3,431                 746               2,633
        (454)             (3,072)             (1,234)             (1,942)               (308)             (2,434)
       -----              ------              ------              ------               -----              ------
       2,351               9,659               7,028               7,714                 857               2,313
       =====              ======              ======              ======               =====              ======

       1,023               6,025               1,691               5,668                  56               2,125
         811               3,476               4,032               3,793                 415                 297
        (307)             (1,745)             (1,419)             (3,236)                (52)                308
       -----              ------              ------              ------               -----              ------
       1,527               7,756               4,304               6,225                 419               2,114
       =====              ======              ======              ======               =====              ======

         499               2,908                 496               1,236                  --               2,208
       1,097               5,912               2,162               6,786                  67                 629
        (573)             (2,795)               (967)             (2,354)                (11)               (712)
       -----              ------              ------              ------               -----              ------
       1,023               6,025               1,691               5,668                  56               2,125
       =====              ======              ======              ======               =====              ======

          --                  --                  --                  --                  --               2,240
         570               3,701                 625               1,921                  --                 275
         (71)               (793)               (129)               (685)                 --                (307)
       -----              ------              ------              ------               -----              ------
         499               2,908                 496               1,236                  --               2,208
       =====              ======              ======              ======               =====              ======

       BLACKROCK
LEGACY LARGE CAP GROWTH
  INVESTMENT DIVISION
-----------------------
          302
          550
         (211)
         ----
          641
         ====

            4
          336
          (38)
         ----
          302
         ====

           --
            4
           --
         ----
            4
         ====

           --
           --
           --
         ----
           --
         ====

           --
           --
           --
         ----
           --
         ====

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 are as follows:

                                          METLIFE          METLIFE CONSERVATIVE           METLIFE
                                  CONSERVATIVE ALLOCATION TO MODERATE ALLOCATION    MODERATE ALLOCATION
                                  INVESTMENT DIVISION (B) INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)
                                  ----------------------- ----------------------- -----------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.             --                      --                      --
Activity during 2005:
  Issued.........................          1,473                   5,002                   8,641
  Redeemed.......................           (240)                   (477)                   (504)
                                           -----                   -----                   -----
Outstanding at December 31, 2005.          1,233                   4,525                   8,137
                                           =====                   =====                   =====

Outstanding at December 31, 2003.             --                      --                      --
Activity during 2004:
  Issued.........................             --                      --                      --
  Redeemed.......................             --                      --                      --
                                           -----                   -----                   -----
Outstanding at December 31, 2004.             --                      --                      --
                                           =====                   =====                   =====

Outstanding at December 31, 2002.             --                      --                      --
Activity during 2003:
  Issued.........................             --                      --                      --
  Redeemed.......................             --                      --                      --
                                           -----                   -----                   -----
Outstanding at December 31, 2003.             --                      --                      --
                                           =====                   =====                   =====

Outstanding at December 31, 2001.             --                      --                      --
Activity during 2002:
  Issued.........................             --                      --                      --
  Redeemed.......................             --                      --                      --
                                           -----                   -----                   -----
Outstanding at December 31, 2002.             --                      --                      --
                                           =====                   =====                   =====

Outstanding at December 31, 2000.             --                      --                      --
Activity during 2001:
  Issued.........................             --                      --                      --
  Redeemed.......................             --                      --                      --
                                           -----                   -----                   -----
Outstanding at December 31, 2001.             --                      --                      --
                                           =====                   =====                   =====

                                      METLIFE MODERATE
                                  TO AGGRESSIVE ALLOCATION
                                  INVESTMENT DIVISION (B)
                                  ------------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.             --
Activity during 2005:
  Issued.........................          5,780
  Redeemed.......................           (302)
                                           -----
Outstanding at December 31, 2005.          5,478
                                           =====

Outstanding at December 31, 2003.             --
Activity during 2004:
  Issued.........................             --
  Redeemed.......................             --
                                           -----
Outstanding at December 31, 2004.             --
                                           =====

Outstanding at December 31, 2002.             --
Activity during 2003:
  Issued.........................             --
  Redeemed.......................             --
                                           -----
Outstanding at December 31, 2003.             --
                                           =====

Outstanding at December 31, 2001.             --
Activity during 2002:
  Issued.........................             --
  Redeemed.......................             --
                                           -----
Outstanding at December 31, 2002.             --
                                           =====

Outstanding at December 31, 2000.             --
Activity during 2001:
  Issued.........................             --
  Redeemed.......................             --
                                           -----
Outstanding at December 31, 2001.             --
                                           =====

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

        METLIFE              FIDELITY            FIDELITY            FIDELITY            FIDELITY             FIDELITY
 AGGRESSIVE ALLOCATION     MONEY MARKET        EQUITY-INCOME          GROWTH             OVERSEAS       INVESTMENT GRADE BOND
INVESTMENT DIVISION (B) INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
----------------------- ------------------- ------------------- ------------------- ------------------- ---------------------
           --                     509              3,182               4,247                1,403                 942
          774                     503                244                 299                  216                 182
         (115)                   (613)              (611)               (900)                (316)               (228)
         ----                 -------             ------              ------              -------               -----
          659                     399              2,815               3,646                1,303                 896
         ====                 =======             ======              ======              =======               =====

           --                     607              3,528               4,594                1,388               1,036
           --                     429                344                 441                  352                 251
           --                    (527)              (690)               (788)                (337)               (345)
         ----                 -------             ------              ------              -------               -----
           --                     509              3,182               4,247                1,403                 942
         ====                 =======             ======              ======              =======               =====

           --                     746              3,628               4,626                1,400               1,040
           --                     474                463                 586                  245                 299
           --                    (613)              (563)               (618)                (257)               (303)
         ----                 -------             ------              ------              -------               -----
           --                     607              3,528               4,594                1,388               1,036
         ====                 =======             ======              ======              =======               =====

           --                   1,028              3,720               4,794                1,398                 822
           --                  13,480              1,047               1,425                5,438                 760
           --                 (13,762)            (1,139)             (1,593)              (5,436)               (542)
         ----                 -------             ------              ------              -------               -----
           --                     746              3,628               4,626                1,400               1,040
         ====                 =======             ======              ======              =======               =====

           --                   1,091              3,437               4,642                1,430                 603
           --                  40,754                709                 983               14,307                 349
           --                 (40,817)              (426)               (831)             (14,339)               (130)
         ----                 -------             ------              ------              -------               -----
           --                   1,028              3,720               4,794                1,398                 822
         ====                 =======             ======              ======              =======               =====

  CALVERT SOCIAL
     BALANCED
INVESTMENT DIVISION
-------------------
       2,197
         461
        (477)
       -----
       2,181
       =====

       2,146
         282
        (231)
       -----
       2,197
       =====

       2,114
         315
        (283)
       -----
       2,146
       =====

       2,129
         505
        (520)
       -----
       2,114
       =====

       2,063
         346
        (280)
       -----
       2,129
       =====

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 are as follows:

                                    CALVERT SOCIAL        LORD ABBETT        MFS RESEARCH        T. ROWE PRICE
                                    MID CAP GROWTH      BOND DEBENTURE       INTERNATIONAL      MID-CAP GROWTH
                                  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                  ------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.         506                9,177               2,757               8,669
Activity during 2005:
  Issued.........................          68                4,160               2,731               5,408
  Redeemed.......................        (107)              (2,194)             (1,369)             (2,544)
                                         ----               ------              ------              ------
Outstanding at December 31, 2005.         467               11,143               4,119              11,533
                                         ====               ======              ======              ======

Outstanding at December 31, 2003.         496                7,505               1,792               5,570
Activity during 2004:
  Issued.........................          95                3,586               1,370               6,453
  Redeemed.......................         (85)              (1,914)               (405)             (3,354)
                                         ----               ------              ------              ------
Outstanding at December 31, 2004.         506                9,177               2,757               8,669
                                         ====               ======              ======              ======

Outstanding at December 31, 2002.         468                5,370               1,105               2,939
Activity during 2003:
  Issued.........................         117                4,462               1,038               4,363
  Redeemed.......................         (89)              (2,327)               (351)             (1,732)
                                         ----               ------              ------              ------
Outstanding at December 31, 2003.         496                7,505               1,792               5,570
                                         ====               ======              ======              ======

Outstanding at December 31, 2001.         457                5,561                 415               1,558
Activity during 2002:
  Issued.........................         260                7,730               1,771               3,078
  Redeemed.......................        (249)              (7,921)             (1,081)             (1,697)
                                         ----               ------              ------              ------
Outstanding at December 31, 2002.         468                5,370               1,105               2,939
                                         ====               ======              ======              ======

Outstanding at December 31, 2000.         393                5,542                  --                  --
Activity during 2001:
  Issued.........................         156                2,709               1,020               1,919
  Redeemed.......................         (92)              (2,690)               (605)               (361)
                                         ----               ------              ------              ------
Outstanding at December 31, 2001.         457                5,561                 415               1,558
                                         ====               ======              ======              ======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

       PIMCO            RCM GLOBAL            LAZARD              MET/AIM         HARRIS OAKMARK        OPPENHEIMER
   TOTAL RETURN         TECHNOLOGY            MID-CAP        SMALL CAP GROWTH      INTERNATIONAL    CAPITAL APPRECIATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- --------------------
      24,586               11,147              2,505               1,154               4,687                   42
      13,257                3,664              1,111                 658               7,280                  469
      (4,699)              (4,977)              (739)               (337)             (1,977)                 (63)
      ------              -------              -----               -----              ------               ------
      33,144                9,834              2,877               1,475               9,990                  448
      ======              =======              =====               =====              ======               ======

      18,546               10,123              1,639                 739               1,187                   13
      10,432                9,247              1,453                 767               4,542                   34
      (4,392)              (8,223)              (587)               (352)             (1,042)                  (5)
      ------              -------              -----               -----              ------               ------
      24,586               11,147              2,505               1,154               4,687                   42
      ======              =======              =====               =====              ======               ======

      12,100                3,262                454                 208                  90                 .499
      11,927               17,191              1,419               1,059               1,948                   13
      (5,481)             (10,330)              (234)               (528)               (851)                  --
      ------              -------              -----               -----              ------               ------
      18,546               10,123              1,639                 739               1,187                   13
      ======              =======              =====               =====              ======               ======

       2,824                2,056                 --                  --                  --                   --
      13,449               10,731                577                 593                 156                1.407
      (4,173)              (9,525)              (123)               (385)                (66)              (0.908)
      ------              -------              -----               -----              ------               ------
      12,100                3,262                454                 208                  90                 .499
      ======              =======              =====               =====              ======               ======

          --                   --                 --                  --                  --                   --
       3,617                5,264                 --                  --                  --                   --
        (793)              (3,208)                --                  --                  --                   --
      ------              -------              -----               -----              ------               ------
       2,824                2,056                 --                  --                  --                   --
      ======              =======              =====               =====              ======               ======

       JANUS
 AGGRESSIVE GROWTH
INVESTMENT DIVISION
-------------------
       2,836
       1,643
      (1,050)
      ------
       3,429
      ======

       2,455
       1,752
      (1,371)
      ------
       2,836
      ======

       1,877
       3,340
      (2,762)
      ------
       2,455
      ======

       1,080
       2,129
      (1,332)
      ------
       1,877
      ======

          --
       1,422
        (342)
      ------
       1,080
      ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 are as follows:

                                        THIRD AVENUE      NEUBERGER BERMAN
                                       SMALL CAP VALUE       REAL ESTATE
                                     INVESTMENT DIVISION INVESTMENT DIVISION
                                     ------------------- -------------------
   (IN THOUSANDS)
   Outstanding at December 31, 2004.          28                4,509
   Activity during 2005:
     Issued.........................         127                9,258
     Redeemed.......................         (17)              (2,610)
                                             ---               ------
   Outstanding at December 31, 2005.         138               11,157
                                             ===               ======

   Outstanding at December 31, 2003.          12                   --
   Activity during 2004:
     Issued.........................          22                4,750
     Redeemed.......................          (6)                (241)
                                             ---               ------
   Outstanding at December 31, 2004.          28                4,509
                                             ===               ======

   Outstanding at December 31, 2002.          --                   --
   Activity during 2003:
     Issued.........................          12                   --
     Redeemed.......................          --                   --
                                             ---               ------
   Outstanding at December 31, 2003.          12                   --
                                             ===               ======

   Outstanding at December 31, 2001.          --                   --
   Activity during 2002:
     Issued.........................          --                   --
     Redeemed.......................          --                   --
                                             ---               ------
   Outstanding at December 31, 2002.          --                   --
                                             ===               ======

   Outstanding at December 31, 2000.          --                   --
   Activity during 2001:
     Issued.........................          --                   --
     Redeemed.......................          --                   --
                                             ---               ------
   Outstanding at December 31, 2001.          --                   --
                                             ===               ======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

        AMERICAN FUNDS      AMERICAN FUNDS          AMERICAN FUNDS
            GROWTH           GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
      INVESTMENT DIVISION INVESTMENT DIVISION     INVESTMENT DIVISION
      ------------------- ------------------- ---------------------------
             4,246               5,182                   8,038
             2,360               2,215                   7,057
              (788)               (980)                 (2,452)
            ------              ------                  ------
             5,818               6,417                  12,643
            ======              ======                  ======

             2,564               3,157                   4,022
             2,996               3,610                   5,572
            (1,314)             (1,585)                 (1,556)
            ------              ------                  ------
             4,246               5,182                   8,038
            ======              ======                  ======

             1,194               1,478                   1,733
             1,694               2,024                   3,071
              (324)               (345)                   (782)
            ------              ------                  ------
             2,564               3,157                   4,022
            ======              ======                  ======

               394                 412                     559
             1,131               1,468                   2,217
              (331)               (402)                 (1,043)
            ------              ------                  ------
             1,194               1,478                   1,733
            ======              ======                  ======

                --                  --                      --
               510                 474                     695
              (116)                (62)                   (136)
            ------              ------                  ------
               394                 412                     559
            ======              ======                  ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.

                                                                         BLACKROCK
                                                                     INVESTMENT TRUST       VARIABLE B          VARIABLE C
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
2005
Units (In Thousands)...............................................            35,963                  256                  16
Unit Fair Value, Lowest to Highest (1).............................  $12.20 to $72.68    $39.84 to $149.63  $149.63 to $181.74
Net Assets (In Thousands)..........................................        $1,267,669              $34,431              $2,531
Investment Income Ratio to Net Assets (2)..........................             1.10%                1.11%               1.22%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).   0..95% to 2.30%                1.00%               1.00%
Total Return, Lowest to Highest (4)................................    0.97% to 2.64%       2.64% to 4.24%      2.64% to 3.66%
2004
Units (In Thousands)...............................................            41,534                  280                  16
Unit Fair Value, Lowest to Highest (1).............................  $11.89 to $70.82    $38.22 to $145.78  $145.78 to $175.32
Net Assets (In Thousands)..........................................        $1,423,521              $35,610              $2,572
Investment Income Ratio to Net Assets (2)..........................             0.73%                0.76%               0.45%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%                1.00%               0.00%
Total Return, Lowest to Highest (4)................................   6.33% to 10.46%       7.09% to 9.21%     9.21% to 10.31%
2003
Units (In Thousands)...............................................            46,132                  282                  17
Unit Fair Value, Lowest to Highest (1).............................  $10.83 to $64.50              $133.49             $133.49
Net Assets (In Thousands)..........................................        $1,436,556              $42,740              $1,146
Investment Income Ratio to Net Assets (2)..........................             0.84%                0.86%               0.94%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%                1.00%               1.00%
Total Return, Lowest to Highest (4)................................  25.82% to 29.08%               28.06%              28.06%
2002
Units (In Thousands)...............................................            49,890                  306                   8
Unit Fair Value, Lowest to Highest (1).............................   $8.39 to $49.99              $104.24             $104.24
Net Assets (In Thousands)..........................................        $1,196,194              $36,937              $1,171
Investment Income Ratio to Net Assets (2)..........................             0.57%                0.55%               0.54%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.20%                 1.0%                  0%
Total Return, Lowest to Highest (4)................................       -28% to -3%                 -27%                -27%
2001
Units (In Thousands)...............................................            59,681                  500                  21
Unit Fair Value, Lowest to Highest (1).............................  $30.49 to $68.31               142.17              142.17
Net Assets (In Thousands)..........................................        $1,946,685              $58,101              $2,268
Investment Income Ratio to Net Assets (2)..........................            13.58%               13.69%              13.28%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 1.80%                 1.0%                  0%
Total Return, Lowest to Highest (4)................................              -18%                 -18%                -18%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

     BLACKROCK           BLACKROCK            METLIFE                                  FI MID CAP         T. ROWE PRICE
    DIVERSIFIED      AGGRESSIVE GROWTH      STOCK INDEX     FI INTERNATIONAL STOCK    OPPORTUNITIES     SMALL CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ---------------------- ------------------- -------------------
           43,701              22,315              84,618                13,965               37,066              16,882
 $12.04 to $44.49    $13.88 to $47.19    $11.56 to $43.55      $13.72 to $18.84     $12.04 to $18.61    $13.31 to $15.24
       $1,364,024            $713,801          $3,217,216              $246,270             $672,026            $250,349
            1.59%               0.00%               1.56%                 0.58%                0.00%               0.00%
   0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%        0.95% to 1.25%       0.65% to 2.30%      0.65% to 2.30%
   0.48% to 2.09%      7.94% to 9.67%      2.02% to 4.01%      14.93% to 16.95%       4.27% to 6.21%      .65% to 10.22%
           49,415              25,212              85,759                13,333               41,657              17,980
 $11.80 to $43.58    $12.66 to $43.03    $11.11 to $41.93      $11.94 to $16.11     $11.44 to $17.57    $12.30 to $13.86
       $1,509,148            $735,674          $3,155,883              $203,821             $715,717            $243,468
            1.89%               0.00%               0.83%                 1.28%                0.49%               0.00%
   0.95% to 2.30%      0.95% to 2.30%      0.50% to 2.30%        0.95% to 2.30%       0.65% to 2.30%      0.65% to 2.30%
   5.75% to 8.00%     9.86% to 11.94%      7.71% to 9.78%      13.55% to 17.11%     12.01% to 16.38%     5.98% to 10.41%
                                                                              .
           53,723              27,593              80,944                13,733               43,573              18,784
 $10.97 to $40.55    $11.31 to $38.45    $10.82 to $38.22      $10.48 to $13.76     $11.28 to $15.14    $11.38 to $12.60
       $1,521,355            $718,243          $2,724,569              $181,194             $647,160            $231,644
            3.72%               0.00%               1.66%                 0.67%                0.00%               0.00%
   0.95% to 2.30%      0.95% to 2.30%      0.50% to 2.30%        0.95% to 2.30%       0.95% to 2.30%      0.95% to 2.30%
 17.67% to 19.44%    37.39% to 39.46%    25.08% to 27.23%      24.99% to 26.82%     31.50% to 33.33%    37.43% to 40.23%
           58,215              28,889              80,996                14,131               46,925              18,480
  $9.19 to $33.95     $8.11 to $27.57     $8.52 to $29.70       $8.48 to $10.85      $8.46 to $11.36      $8.26 to $9.03
       $1,375,722            $539,038          $2,148,998              $148,302             $524,361            $163,890
            2.43%               0.00%               1.73%                 0.90%                0.00%               0.00%
   0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%        0.95% to 2.20%       0.95% to 2.20%      0.95% to 2.20%
      -16% to -8%        -30% to -19%          -24% to 0%          -19% to -14%         -31% to -15%          -28% to 2%
           70,653              32,803              86,714                14,761               55,394              19,896
 $26.81 to $39.79    $25.42 to $39.05    $32.93 to $38.60      $10.69 to $13.28     $15.19 to $16.14    $12.25 to $12.43
       $1,956,614            $867,274          $2,999,640              $190,565             $882,658            $243,648
            9.92%              25.00%               1.20%                 3.64%                0.00%               8.08%
   0.95% to 1.80%      0.95% to 1.50%      0.95% to 1.80%        0.95% to 2.05%       0.95% to 2.05%      0.95% to 1.25%
              -7%         -24% to 25%                -13%            -21% to 0%           -38% to 2%                -10%

    OPPENHEIMER
   GLOBAL EQUITY
INVESTMENT DIVISION
-------------------
           12,089
 $14.88 to $17.91
         $210,572
            0.54%
   0.95% to 2.30%
 13.36% to 15.13%
           11,373
 $12.93 to $15.56
         $172,751
            1.57%
   0.95% to 2.30%
 11.68% to 15.47%

           11,753
 $11.21 to $13.49
         $155,402
            2.07%
   0.95% to 2.30%
 27.40% to 29.30%
           11,877
  $8.67 to $10.44
         $121,961
            1.76%
   0.95% to 2.20%
     -18% to -13%
           12,720
 $11.97 to $12.55
         $157,528
           11.56%
   0.95% to 1.80%
       -17% to 1%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.

                                                                      HARRIS OAKMARK     NEUBERGER BERMAN      T. ROWE PRICE
                                                                      LARGE CAP VALUE      MID CAP VALUE     LARGE CAP GROWTH
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
2005
Units (In Thousands)...............................................            31,545              21,232              15,057
Unit Fair Value, Lowest to Highest (1).............................  $11.58 to $13.45    $12.86 to $25.48    $11.90 to $13.29
Net Assets (In Thousands)..........................................          $408,152            $517,299            $194,651
Investment Income Ratio to Net Assets (2)..........................             0.64%               8.45%               0.50%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.60% to 2.30%      0.50% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................  -3.87% to -1.98%     9.39% to 11.20%       2.31 to 5.61%
2004
Units (In Thousands)...............................................            29,630              16,215              14,179
Unit Fair Value, Lowest to Highest (1).............................  $11.85 to $13.75    $14.37 to $22.61    $11.45 to $12.58
Net Assets (In Thousands)..........................................          $395,115            $358,033            $174,635
Investment Income Ratio to Net Assets (2)..........................             0.46%               2.65%               0.19%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.60% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................   7.27% to 10.72%    11.76% to 21.78%     7.30% to 10.18%
2003
Units (In Thousands)...............................................            25,186              11,301              12,979
Unit Fair Value, Lowest to Highest (1).............................  $10.74 to $12.45    $11.80 to $18.57    $10.71 to $11.56
Net Assets (In Thousands)..........................................          $306,337            $206,461            $147,759
Investment Income Ratio to Net Assets (2)..........................             0.00%               0.31%               0.11%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.50% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................  22.49% to 24.32%    33.28% to 35.25%    27.61% to 29.63%
2002
Units (In Thousands)...............................................            22,099              10,131              11,767
Unit Fair Value, Lowest to Highest (1).............................    $8.64 to $9.95     $8.73 to $13.73      $8.64 to $8.92
Net Assets (In Thousands)..........................................          $217,357            $137,491            $103,790
Investment Income Ratio to Net Assets (2)..........................             3.47%               0.32%               0.28%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)................................       -16% to -2%         -13% to -2%          -25% to 2%
2001
Units (In Thousands)...............................................            16,996               9,483              12,688
Unit Fair Value, Lowest to Highest (1).............................  $11.26 to $11.70    $14.76 to $15.34    $11.29 to $11.73
Net Assets (In Thousands)..........................................          $197,391            $144,279            $147,642
Investment Income Ratio to Net Assets (2)..........................             0.23%               2.22%               0.08%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.05%      0.95% to 2.05%      0.95% to 2.05%
Total Return, Lowest to Highest (4)................................         3% to 17%           -3% to 3%          -11% to 1%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

  LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL             MET/PUTNAM               JENNISON              BLACKROCK
AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX              VOYAGER                 GROWTH            STRATEGIC VALUE
INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (A) INVESTMENT DIVISION (B) INVESTMENT DIVISION
-------------------- ------------------- ------------------- ----------------------- ----------------------- -------------------
            58,770              24,828              15,925                    --                   7,463                28,604
  $10.42 to $13.68    $11.61 to $15.64    $14.26 to $16.92                   $--         $4.64 to $12.25      $13.65 to $19.26
          $768,286            $314,544            $259,430               $30,435                 $37,115              $538,302
             3.67%               1.52%               4.44%                 0.44%                   0.00%                 6.64%
    0.50% to 2.30%      0.50% to 2.30%      0.50% to 2.30%        0.65% to 2.30%          0.65% to 2.30%        0.65% to 2.30%
   -0.48% to 1.39%    10.33% to 12.43%      1.97% to 3.80%      -8.27% to -7.83%         9.94% to 11.90%        1.57% to 3.51%
            46,561              21,203              15,280                 7,341                      --                29,577
  $11.21 to $13.50    $10.52 to $13.94    $13.77 to $16.30       $4.23 to $10.98                     $--      $13.23 to $18.67
          $607,563            $241,577            $242,131               $32,865                     $--              $542,390
             2.63%               0.73%               0.47%                 0.09%                      --                 0.00%
    0.50% to 2.30%      0.50% to 2.30%      0.50% to 2.30%        0.65% to 2.30%                      --        0.65% to 2.30%
    0.17% to 3.46%    14.75% to 18.74%    13.80% to 16.85%        2.28% to 8.35%                      --      11.83% to 14.57%
            30,485              19,520              14,717                 7,644                      --                24,673
  $10.88 to $13.07     $9.15 to $11.77    $11.81 to $13.95       $4.14 to $10.56                     $--      $11.58 to $16.34
          $389,701            $189,195            $200,997               $33,032                     $--              $398,038
             5.37%               1.45%               0.61%                 0.00%                      --                 0.00%
    0.50% to 2.30%      0.50% to 2.30%      0.50% to 2.30%        0.95% to 2.30%                      --        0.95% to 2.30%
    1.13% to 2.91%    34.19% to 36.50%    42.69% to 45.01%      22.84% to 24.86%                      --      46.51% to 50.60%
            23,589              14,678              11,624                 6,587                      --                20,893
  $10.59 to $12.69      $6.85 to $8.63      $8.16 to $9.61        $3.38 to $8.46                     $--       $7.78 to $10.98
          $295,467            $104,948            $110,232               $22,871                     $--              $227,655
             2.88%               0.50%               0.65%                 0.00%                      --                 0.60%
    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%        0.95% to 2.20%                      --        0.95% to 2.20%
          4% to 9%         -18% to -3%         -21% to -1%          -31% to -15%                      --           -23% to -5%
            18,171              11,475              10,115                 5,652                      --                14,852
  $11.26 to $11.62      $8.44 to $8.77    $11.82 to $12.19        $4.95 to $4.97                     $--      $13.84 to $14.09
          $209,359             $99,731            $122,162               $27,966                     $--              $208,402
             1.57%               0.34%               0.27%                 0.00%                      --                 0.49%
    0.95% to 1.80%      0.95% to 2.05%      0.95% to 1.80%        0.95% to 1.25%                      --        0.95% to 2.05%
          1% to 6%          -23% to 1%            0% to 3%          -31% to -32%                      --             3% to 15%

      METLIFE
MID CAP STOCK INDEX
INVESTMENT DIVISION
-------------------
           19,347
 $13.72 to $15.07
         $283,309
            5.51%
   0.65% to 2.30%
  6.82% to 11.38%
           16,858
 $12.53 to $13.53
         $223,267
            0.80%
   0.60% to 2.30%
 11.33% to 15.05%
           16,641
 $11.14 to $11.76
         $192,971
            0.44%
   0.50% to 2.30%
 31.71% to 33.69%
           12,280
   $8.43 to $8.78
         $107,025
            0.38%
   0.95% to 2.20%
      -17% to -1%
            8,337
 $10.36 to $10.41
          $86,537
            0.50%
   0.95% to 1.25%
              -2%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.


                                                                    FRANKLIN TEMPLETON       BLACKROCK           BLACKROCK
                                                                     SMALL CAP GROWTH     LARGE CAP VALUE       BOND INCOME
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
2005
Units (In Thousands)...............................................             4,245               5,369              16,263
Unit Fair Value, Lowest to Highest (1).............................   $9.63 to $11.60    $11.74 to $12.53    $11.51 to $54.04
Net Assets (In Thousands)..........................................           $43,058             $66,157            $499,970
Investment Income Ratio to Net Assets (2)..........................             3.36%               1.82%               5.02%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.60% to 2.30%      0.95% to 2.30%      0.65% to 2.30%
Total Return, Lowest to Highest (4)................................    2.03% to 9.46%      3.18% to 5.01%     -0.16% to 1.73%
2004
Units (In Thousands)...............................................             3,958               4,309              16,511
Unit Fair Value, Lowest to Highest (1).............................   $9.44 to $11.19    $11.18 to $11.97    $11.35 to $53.22
Net Assets (In Thousands)..........................................           $38,943             $50,981            $479,530
Investment Income Ratio to Net Assets (2)..........................             0.00%               0.00%               5.70%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.60% to 2.30%      0.95% to 2.30%      0.60% to 2.30%
Total Return, Lowest to Highest (4)................................   8.68% to 23.51%     1.54% to 12.29%     -6.04% to 3.77%
2003
Units (In Thousands)...............................................             3,288               1,872              17,412
Unit Fair Value, Lowest to Highest (1).............................    $8.72 to $9.09    $10.42 to $10.66    $10.97 to $48.34
Net Assets (In Thousands)..........................................           $29,156             $19,817            $470,409
Investment Income Ratio to Net Assets (2)..........................             0.00%               1.16%               3.20%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.50% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................  41.34% to 43.58%    32.33% to 34.09%      3.28% to 6.42%
2002
Units (In Thousands)...............................................             1,861                 396              18,889
Unit Fair Value, Lowest to Highest (1).............................    $6.18 to $6.31      $7.88 to $7.95    $10.46 to $46.31
Net Assets (In Thousands)..........................................           $11,664              $3,131            $474,778
Investment Income Ratio to Net Assets (2)..........................             0.00%               0.86%               5.78%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)................................        -29% to 1%         -21% to -3%            4% to 7%
2001
Units (In Thousands)...............................................               795                  --              19,377
Unit Fair Value, Lowest to Highest (1).............................    $8.80 to $8.82                 $--    $21.93 to $42.57
Net Assets (In Thousands)..........................................            $6,999                 $--            $446,653
Investment Income Ratio to Net Assets (2)..........................             0.00%                  --               7.88%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 1.35%                  --      0.95% to 1.50%
Total Return, Lowest to Highest (4)................................        -12% to 0%                  --            1% to 7%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                                                                                                     SALOMON BROTHERS
     BLACKROCK             DAVIS           LOOMIS SAYLES            MFS           HARRIS OAKMARK      STRATEGIC BOND
   MONEY MARKET        VENTURE VALUE         SMALL CAP        INVESTORS TRUST      FOCUSED VALUE       OPPORTUNITIES
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
            1,241               9,617               1,880               2,689              11,283              11,263
 $18.53 to $23.43    $11.80 to $36.05    $11.90 to $30.17      $8.53 to $9.41    $11.97 to $39.14    $10.79 to $21.59
          $26,441            $327,837             $53,641             $24,531            $413,672            $228,960
            2.48%               0.55%               1.15%               0.34%               1.02%               4.45%
   0.95% to 2.30%      0.65% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
  0.34% to 12.20%      7.52% to 9.60%      4.28% to 5.97%      4.44% to 6.26%      7.22% to 9.06%      0.23% to 1.89%
            1,090               6,062               1,424               2,351               9,659               7,028
 $18.26 to $23.09    $12.62 to $32.99    $12.66 to $28.47      $8.10 to $8.86    $10.99 to $35.89    $18.05 to $21.19
          $22,991            $191,013             $38,636             $20,307            $327,617            $141,477
            0.86%               0.49%               0.00%               0.42%               1.06%               2.86%
   0.95% to 2.30%      0.65% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
  -1.46% to 0.05%     6.99% to 11.58%    12.61% to 15.30%     8.61% to 10.96%      7.27% to 9.90%      2.39% to 6.12%
              701               3,617               1,146               1,527               7,756               4,304
 $18.73 to $23.19    $11.45 to $29.64    $10.98 to $24.70      $7.49 to $8.03    $27.98 to $32.93    $17.50 to $20.06
          $14,346            $103,646             $27,095              12,018            $243,812             $82,972
            0.68%               0.31%               0.00%               0.26%               0.12%               1.63%
   0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.50% to 2.30%      0.95% to 2.30%
 -1.13% to -0.14%    27.77% to 30.08%    33.19% to 35.93%    18.74% to 20.75%    29.01% to 31.89%     9.94% to 12.06%
              459               2,653                 904               1,023               6,025               1,691
 $19.98 to $21.75     $8.83 to $22.86     $8.12 to $18.27      $6.33 to $6.65    $21.83 to $24.83    $16.05 to $17.99
           $9,163             $59,152             $15,933              $6,719            $145,221             $29,512
            1.35%               0.88%               0.11%               0.41%               0.23%               6.20%
   1.25% to 1.50%      0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
               0%          -18% to 0%         -23% to -3%        -22% to -21%          -11% to 3%            7% to 9%
              627               2,153                 702                 499               2,908                 496
 $20.00 to $21.65    $25.24 to $27.60    $21.38 to $23.52      $8.15 to $8.42    $24.84 to $27.50    $15.16 to $16.56
          $12,549             $58,354             $16,060              $4,167             $78,020              $8,046
            3.81%               9.18%               7.45%               0.00%               0.00%               0.00%
   1.25% to 1.50%      0.95% to 2.05%      0.95% to 2.05%      0.95% to 2.05%      0.95% to 2.05%      0.95% to 2.05%
         2% to 3%         -.12% to 2%           -9% to 2%          -11% to 1%           3% to 12%            1% to 3%

 SALOMON BROTHERS
  U.S. GOVERNMENT
INVESTMENT DIVISION
-------------------
           10,976
 $10.30 to $17.46
         $176,330
            3.00%
   0.50% to 2.30%
   -0.89% to .92%
            7,714
 $14.41 to $17.30
         $124,307
            1.99%
   0.50% to 2.30%
   0.46% to 2.49%
            6,225
 $14.46 to $16.93
          $99,373
            1.88%
   0.50% to 2.30%
 -0.76% too 1.16%
            5,668
 $14.69 to $16.46
          $90,530
            3.37%
   0.95% to 2.20%
         2% to 7%
            1,236
 $15.07 to $15.40
          $18,523
            0.00%
   0.95% to 1.25%
         2% to 6%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.


                                                                            FI                  MFS          BLACKROCK LEGACY
                                                                       VALUE LEADERS       TOTAL RETURN      LARGE CAP GROWTH
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
2005
Units (In Thousands)...............................................             1,912               3,605                 641
Unit Fair Value, Lowest to Highest (1).............................  $12.53 to $30.30    $11.12 to $47.08    $11.67 to $27.51
Net Assets (In Thousands)..........................................           $54,642             $98,990             $13,091
Investment Income Ratio to Net Assets (2)..........................             0.98%               3.00%               0.15%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................    5.45% to 9.66%       .51% to 2.24%     .4.35% to 6.06%
2004
Units (In Thousands)...............................................               857               2,313               1,424
Unit Fair Value, Lowest to Highest (1).............................  $11.43 to $27.67    $10.94 to $46.05    $11.06 to $26.07
Net Assets (In Thousands)..........................................           $22,597             $71,298              $5,610
Investment Income Ratio to Net Assets (2)..........................             1.05%               2.32%               0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................   9.66% to 14.30%     6.22% to 10.33%     -4.31% to 9.68%
2003
Units (In Thousands)...............................................               419               2,114               1,146
Unit Fair Value, Lowest to Highest (1).............................  $21.25 to $24.60    $25.09 to $41.74    $23.63 to $24.29
Net Assets (In Thousands)..........................................            $9,895             $53,115                 $89
Investment Income Ratio to Net Assets (2)..........................             0.27%               0.39%               0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.50% to 1.45%      1.15% to 1.45%
Total Return, Lowest to Highest (4)................................  23.86% to 26.43%    14.23% to 16.86%    33.28% to 34.61%
2002
Units (In Thousands)...............................................                56               2,125                  --
Unit Fair Value, Lowest to Highest (1).............................  $17.32 to $19.59    $21.47 to $33.00                 $--
Net Assets (In Thousands)..........................................            $1,072             $45,665                 $--
Investment Income Ratio to Net Assets (2)..........................             0.17%               3.90%                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.20%      0.95% to 1.30%                  --
Total Return, Lowest to Highest (4)................................        -21% to 0%         -.10% to 2%                  --
2001
Units (In Thousands)...............................................                --               2,208                  --
Unit Fair Value, Lowest to Highest (1).............................               $--               23.75                 $--
Net Assets (In Thousands)..........................................               $--             $52,473                 $--
Investment Income Ratio to Net Assets (2)..........................                --               5.66%                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).                --               0.95%                  --
Total Return, Lowest to Highest (4)................................                --                 -5%                  --

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

        METLIFE                 METLIFE                                         METLIFE
     CONSERVATIVE           CONSERVATIVE TO             METLIFE               MODERATE TO               METLIFE
      ALLOCATION          MODERATE ALLOCATION     MODERATE ALLOCATION    AGGRESSIVE ALLOCATION   AGGRESSIVE ALLOCATION
INVESTMENT DIVISION (B) INVESTMENT DIVISION (B) INVESTMENT DIVISION (B) INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)
----------------------- ----------------------- ----------------------- ----------------------- -----------------------
              1,233                   4,525                   8,137                   5,478                     659
   $10.24 to $10.35        $10.45 to $10.58        $10.68 to $10.80        $10.91 to $11.02        $11.08 to $11.20
            $12,700                 $47,630                 $87,493                 $60,142                  $7,349
              0.75%                   0.71%                   0.74%                   0.70%                   1.19%
     0.95% to 2.30%          0.95% to 2.30%          0.95% to 2.30%          0.95% to 2.30%          0.95% to 2.30%
      2.32 to 3.35%          4.35% to 5.44%           6.40 to 7.38%          9.03% to 9.29%         9.78% to 10.72%
                 --                      --                      --                      --                      --
                $--                     $--                     $--                     $--                     $--
                $--                     $--                     $--                     $--                     $--
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                $--                     $--                     $--                     $--                     $--
                $--                     $--                     $--                     $--                     $--
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                $--                     $--                     $--                     $--                     $--
                $--                     $--                     $--                     $--                     $--
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                $--                     $--                     $--                     $--                     $--
                $--                     $--                     $--                     $--                     $--
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --

   FIDELITY VIP        FIDELITY VIP
   MONEY MARKET        EQUITY-INCOME
INVESTMENT DIVISION INVESTMENT DIVISION
------------------- -------------------
          399               2,815
       $15.53              $44.12
       $6,201            $124,173
        3.16%               5.24%
        0.95%               0.95%
        2.05%               4.84%
          509               3,182
       $15.22              $42.08
       $7,739            $133,866
        1.12%               1.88%
        0.95%               0.95%
        0.20%               9.02%
          607               3,528
       $15.18              $38.08
       $8,973            $134,230
        1.16%               1.70%
        0.95%               0.95%
        0.07%              29.08%
          746               3,628
       $15.17              $29.50
      $11,063            $107,048
        1.54%               4.14%
        0.95%               0.95%
           1%                -18%
        1,028               3,720
        15.06               35.86
      $15,237            $133,430
        3.27%               6.22%
        0.95%               0.95%
           3%                 -6%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.

                                                                       FIDELITY VIP        FIDELITY VIP        FIDELITY VIP II
                                                                          GROWTH             OVERSEAS       INVESTMENT GRADE BOND
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                                                    ------------------- ------------------- ---------------------
2005
Units (In Thousands)...............................................         3,646               1,303                  896
Unit Fair Value, Lowest to Highest (1).............................        $38.77              $26.12               $23.22
Net Assets (In Thousands)..........................................      $141,360             $34,046              $20,804
Investment Income Ratio to Net Assets (2)..........................         0.50%               1.11%                5.92%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).         0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)................................         4.82%              17.92%                1.27%
2004
Units (In Thousands)...............................................         4,247               1,403                  942
Unit Fair Value, Lowest to Highest (1).............................        $36.99              $22.15               $22.93
Net Assets (In Thousands)..........................................      $157,102             $31,061              $21,621
Investment Income Ratio to Net Assets (2)..........................         0.26%               1.09%                7.14%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).         0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)................................         8.19%              14.00%                0.88%
2003
Units (In Thousands)...............................................         4,594               1,388                1,036
Unit Fair Value, Lowest to Highest (1).............................        $36.13              $19.68               $22.17
Net Assets (In Thousands)..........................................      $165,752             $27,274              $23,037
Investment Income Ratio to Net Assets (2)..........................         0.25%               0.74%                5.36%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).         0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)................................        31.62%              42.09%                3.79%
2002
Units (In Thousands)...............................................         4,626               1,400                1,040
Unit Fair Value, Lowest to Highest (1).............................        $27.45              $13.85               $21.36
Net Assets (In Thousands)..........................................      $126,972             $19,412              $22,210
Investment Income Ratio to Net Assets (2)..........................         0.25%               0.81%                3.29%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).         0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)................................          -31%                -21%                   9%
2001
Units (In Thousands)...............................................         4,794               1,398                  822
Unit Fair Value, Lowest to Highest (1).............................         39.65               17.54                19.54
Net Assets (In Thousands)..........................................      $190,040             $24,642              $16,070
Investment Income Ratio to Net Assets (2)..........................         7.04%              15.44%                4.60%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).         0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)................................          -18%                -22%                   7%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

      CALVERT              CALVERT            LORD ABBET               MFS              T. ROWE PRICE           PIMCO
  SOCIAL BALANCED   SOCIAL MID CAP GROWTH   BOND DEBENTURE    RESEARCH INTERNATIONAL   MID-CAP GROWTH       TOTAL RETURN
INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION
------------------- --------------------- ------------------- ---------------------- ------------------- -------------------
            2,181              467                   11,143                 4,119               11,533              33,144
 $21.77 to $28.29           $26.93         $10.79 to $17.43      $12.30 to $13.77      $7.70 to $13.09    $10.57 to $12.74
          $60,311          $12,565                 $159,819               $54,272              $94,663            $406,269
            1.79%            0.00%                    4.90%                 6.24%                2.56%               0.76%
   0.50% to 1.55%            0.95%           0.65% to 2.30%        0.95% to 2.30%       0.50% to 2.30%      0.50% to 2.30%
   4.05% to 5.13%            -.52%           -0.83 to 3.23%      12.23% to 15.67%     11.89% to 13.73%     -0.05% to 1.76%
            2,197              506                    9,177                 2,757                8,669              24,586
 $20.92 to $27.11           $27.07         $12.27 to $21.73      $10.81 to $11.91      $6.87 to $11.51    $11.61 to $12.52
          $58,295          $13,689                 $125,736               $31,719              $63,001            $298,387
            1.72%            0.00%                    3.67%                 0.27%                0.00%               7.25%
   0.50% to 1.55%            0.95%           0.65% to 2.30%        0.95% to 2.30%       0.95% to 2.30%      0.50% to 2.30%
   0.28% to 7.70%            8.28%           3.58% to 7.68%     -14.39% to 18.63%     11.63% to 17.14%      0.83% to 4.42%
            2,146              496                    7,505                 1,792                5,570              18,546
 $19.85 to $25.35           $25.00         $11.60 to $16.24       $9.28 to $10.04       $5.99 to $6.36    $11.31 to $11.99
          $53,337          $12,360                  $94,258               $17,501              $34,865            $217,220
            1.95%            0.00%                    1.98%                 0.89%                0.00%               2.47%
   0.50% to 1.45%            0.95%           0.95% to 2.30%        0.95% to 2.30%       0.95% to 2.30%      0.50% to 2.30%
 17.59% to 18.72%           30.48%         16.49% to 18.44%      29.10% to 30.90%     33.67% to 35.90%      2.06% to 3.81%
            2,114              468                    5,370                 1,105                2,939              12,100
  $20.02 to 21.51           $19.16          $9.96 to $13.79        $7.63 to $7.67       $4.66 to $4.68    $11.11 to $11.47
          $44,584           $8,958                  $57,316                $8,338              $13,645            $137,803
            2.69%            0.00%                   11.49%                 0.23%                0.60%               0.00%
   0.95% to 1.25%            0.95%           0.95% to 2.20%        0.95% to 2.20%       0.95% to 2.20%      0.95% to 2.20%
       -13% to 0%             -29%                -3% to 4%           -14% to -1%                 -45%            4% to 9%
            2,129              457                    5,561                   415                1,558               2,824
 $23.01 to $24.80           $26.95         $10.65 to $10.80        $8.38 to $8.75       $8.23 to $8.44    $10.38 to $10.57
          $51,803          $12,327                  $59,096                $3,612              $13,133             $29,787
            5.60%            6.52%                   13.56%                 0.21%                0.00%               2.49%
   0.95% to 1.25%            0.95%           0.95% to 1.25%        0.95% to 1.35%       0.95% to 1.80%      0.95% to 2.05%
              -8%             -13%               -2% to -3%            -13% to 2%           -16% to 2%            0% to 6%

        RCM
 GLOBAL TECHNOLOGY
INVESTMENT DIVISION
-------------------
            9,834
   $4.55 to $5.97
          $51,899
            0.67%
   0.95% to 2.30%
  8.57% to 10.35%
           11,147
   $4.19 to $5.41
          $54,272
            0.08%
   0.95% to 2.30%
 -6.49% to 15.20%
           10,123
   $4.49 to $5.71
          $53,817
            0.00%
   0.95% to 2.30%
 53.81% to 56.44%
            3,262
    $2.93 to 3.65
          $11,593
            0.00%
   0.95% to 2.20%
      -52% to -5%
            2,056
   $7.44 to $7.46
          $15,297
            0.00%
   0.95% to 1.25%
     -26% to -25%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.


                                                                          LAZARD              MET/AIM         HARRIS OAKMARK
                                                                          MID-CAP        SMALL CAP GROWTH      INTERNATIONAL
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
2005
Units (In Thousands)...............................................             2,877               1,475               9,990
Unit Fair Value, Lowest to Highest (1).............................  $11.76 to $14.81    $11.68 to $13.45    $12.90 to $16.11
Net Assets (In Thousands)..........................................           $41,868             $19,296            $158,028
Investment Income Ratio to Net Assets (2)..........................            11.91%               2.38%               1.71%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................    5.63% to 7.40%      5.85% to 7.60%    11.65% to 13.40%
2004
Units (In Thousands)...............................................             2,505               1,154               4,687
Unit Fair Value, Lowest to Highest (1).............................  $10.95 to $13.82    $10.86 to $12.50    $11.70 to $14.23
Net Assets (In Thousands)..........................................           $34,154            $142,129             $65,755
Investment Income Ratio to Net Assets (2)..........................             0.00%               0.00%               0.01%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................   7.34% to 13.37%      4.15% to 8.60%    12.68% to 19.58%
2003
Units (In Thousands)...............................................             1,639                 739               1,187
Unit Fair Value, Lowest to Highest (1).............................  $11.82 to $12.19    $11.41 to $11.77    $11.54 to $11.90
Net Assets (In Thousands)..........................................           $19,819              $8,618             $14,032
Investment Income Ratio to Net Assets (2)..........................             1.28%               0.00%               1.97%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................  23.48% to 25.15%    35.85% to 37.82%    32.08% to 33.86%
2002
Units (In Thousands)...............................................               454                 208                  90
Unit Fair Value, Lowest to Highest (1).............................    $9.58 to $9.74      $8.41 to $8.54      $8.86 to $8.89
Net Assets (In Thousands)..........................................            $4,413              $1,770                $794
Investment Income Ratio to Net Assets (2)..........................             0.21%               0.00%               0.25%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)................................        -15% to 0%          -29% to 0%                -16%
2001
Units (In Thousands)...............................................                --                  --                  --
Unit Fair Value, Lowest to Highest (1).............................               $--                 $--                 $--
Net Assets (In Thousands)..........................................               $--                 $--                 $--
Investment Income Ratio to Net Assets (2)..........................                --                  --                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).                --                  --                  --
Total Return, Lowest to Highest (4)................................                --                  --                  --

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                            JANUS
    OPPENHEIMER          AGGRESSIVE         THIRD AVENUE      NEUBERGER BERMAN     AMERICAN FUNDS      AMERICAN FUNDS
CAPITAL APPRECIATION       GROWTH          SMALL CAP VALUE       REAL ESTATE           GROWTH           GROWTH-INCOME
INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
-------------------- ------------------- ------------------- ------------------- ------------------- -------------------
               448               3,429                 138              11,157                5,818               6,417
   $8.36 to $10.93     $7.69 to $12.41    $16.22 to $16.46     $2.39 to $14.51    $12.65 to $165.46   $11.36 to $115.07
            $4,044             $28,090              $2,276            $159,989             $843,004            $648,647
             1.71%               0.12%               0.44%               0.17%                0.74%               1.83%
    0.95% to 2.05%      0.95% to 2.30%      1.15% to 1.55%      0.95% to 2.30%       0.60% to 2.30%      0.60% to 2.30%
    3.23% to 3.55%    10.93% to 12.78%    13.74% to 14.15%    10.69% to 12.61%      8.32% to 15.21%     -1.34% to 4.93%
                42               2,836                  28               4,509                4,246               5,182
    $8.34 to $8.44     $6.93 to $11.00    $14.26 to $14.42    $12.76 to $12.89   $100.66 to $143.62   $76.86 to $109.66
               357             $20,718                $404             $57,897             $542,083            $506,095
             7.78%               0.00%               3.24%               7.49%                0.20%               1.02%
    1.15% to 1.45%      0.95% to 2.30%      1.15% to 1.55%      0.95% to 2.30%       0.85% to 2.30%      0.85% to 2.30%
    4.89% to 5.24%     6.11% to 10.53%    24.54% to 25.07%    27.56% to 28.90%      3.61% to 11.54%      4.85% to 9.44%
                13               2,455                  12                  --                2,564               3,157
    $7.95 to $8.00      $6.62 to $6.88    $11.47 to $11.53                 $--    $93.64 to $128.76   $72.87 to $100.20
               101             $16,719                $134                 $--             $298,879            $286,012
             0.00%               0.00%               1.65%                  --                0.13%               1.21%
    1.15% to 1.30%      0.95% to 2.30%      1.15% to 1.30%                  --       0.50% to 2.45%      0.50% to 2.45%
  26.59% to 27.23%    26.94% to 28.84%    39.37% to 39.76%                  --     33.11% to 37.49%    27.64% to 31.17%
               499              46,925                  --                  --                1,194               1,478
    $6.30 to $6.31     $8.46 to $11.36                 $--                 $--     $71.44 to $93.21    $57.44 to $74.94
                 3            $524,361                 $--                 $--             $104,487            $103,901
             0.00%               0.00%                  --                  --                0.05%               1.50%
    1.15% to 1.25%      0.95% to 2.20%                  --                  --       0.95% to 2.20%      0.95% to 2.20%
          1% to 2%        -31% to -15%                  --                  --           -26% to 3%         -20% to -1%
                --              55,394                  --                  --                  394                 412
                --    $15.19 to $16.14                 $--                 $--    $99.46 to $124.56    $83.86 to $92.64
               $--            $882,658                 $--                 $--              $46,547             $36,218
                --               0.00%                  --                  --                4.53%               1.47%
                --      0.95% to 2.05%                  --                  --       0.95% to 2.05%      0.95% to 1.35%
                --          -38% to 2%                  --                  --           -15% to 0%           -3% to 0%

  AMERICAN FUNDS
   GLOBAL SMALL
  CAPITALIZATION
INVESTMENT DIVISION
-------------------
           12,643
 $14.09 to $25.17
         $304,248
            0.88%
   0.60% to 2.30%
 21.12% to 24.46%
            8,038
 $18.07 to $20.25
         $156,789
            0.00%
   0.85% to 2.30%
 11.42% t0 35.71%
            4,022
 $15.43 to $16.80
          $66,038
            0.40%
   0.95% to 2.45%
 49.82% to 52.14%
            1,733
 $10.35 to $11.05
          $18,828
            0.91%
   0.95% to 2.20%
      -21% to -4%
              559
 $13.16 to $13.78
           $7,623
            0.81%
   0.95% to 2.05%
        -9% to 2%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONCLUDED)

7.  CHANGE OF PORTFOLIO NAME, PORTFOLIO MERGERS AND SHARE SUBSTITUTIONS

Effective December 19, 2005, Lazard Asset Management, LLC became the sub-investment manager for the Met/AIM Mid Cap Core Equity Portfolio of the Met Investors Fund which changed its name to Lazard Mid Cap Portfolio.

Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Portfolio of the Metropolitan Fund and changed its name to Neuberger Berman Mid Cap Value Portfolio.

Effective May 1, 2005, OppenheimerFunds, Inc. became the sub-investment manager for the Scudder Global Equity Portfolio which changed its name to the Oppenheimer Global Equity Portfolio.

Effective May 1, 2005, Met/Putnam Voyager Portfolio of the Metropolitan Fund merged into the Jennison Growth Portfolio of the Metropolitan Fund.

Effective January 15, 2005, RCM Capital Management LLC became the sub-investment manager for the PIMCO PEA Innovation Portfolio which changed its name to RCM Global Technology Portfolio.

Effective January 31, 2005, BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadvisor to all portfolios previously managed by State Street Research & Management Company.

             OLD PORTFOLIO NAME         NEW PORTFOLIO NAME
             ------------------         ------------------
             State Street Research
              Investment Trust          BlackRock Investment
              Portfolio                 Trust Portfolio
             State Street Research      BlackRock Diversified
              Diversified Portfolio     Portfolio
             State Street Research
              Aggressive Growth         BlackRock Aggressive
              Portfolio                 Growth Portfolio
             State Street Research      BlackRock Large Cap Value
              Large Cap Value Portfolio Portfolio
             State Street Research      BlackRock Bond Income
              Bond Income Portfolio     Portfolio
             State Street Research      BlackRock Money Market
              Money Market Portfolio    Portfolio
             State Street Research
              Large Cap Growth          BlackRock Legacy Large
              Portfolio                 Cap Growth Portfolio
             State Street Research      BlackRock Strategic Value
              Aurora Portfolio          Portfolio

Effective May 3, 2004, FI Structured Equity Portfolio of the Metropolitan Fund and PIMCO Innovation Portfolio of the Met Investors Fund changed their name to FI Value Leaders Portfolio and PIMCO PEA Innovation Portfolio, respectively.

Effective May 3, 2004, FI Mid Cap Opportunities Portfolio and MFS Research Managers Portfolio of the Metropolitan Fund merged into Janus Mid Cap Portfolio and MFS Investors Trust Portfolio of the Metropolitan Fund, respectively. Janus Mid Cap Portfolio subsequently changed its name to FI Mid Cap Opportunities Portfolio.

Effective May 3, 2004, Alger Equity Growth Portfolio of the Metropolitan Fund and Fidelity VIP Asset Manager Portfolio of the Fidelity Fund substituted all of their shares for shares in the State Street Research Large Cap Growth Portfolio and MFS Total Return Portfolio of the Metropolitan Fund, respectively.

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Report of Independent Registered Public Accounting Firm.....  F-1
Financial Statements at December 31, 2005 and 2004 and for
  the years ended December 31, 2005, 2004 and 2003:
  Consolidated Balance Sheets...............................  F-2
  Consolidated Statements of Income.........................  F-3
  Consolidated Statements of Stockholder's Equity...........  F-4
  Consolidated Statements of Cash Flows.....................  F-5
  Notes to Consolidated Financial Statements................  F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder of
Metropolitan Life Insurance Company
New York, New York:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

/s/ DELOITTE & TOUCHE LLP

New York, New York
April 17, 2006

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                2005       2004
                                                              --------   --------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $141,929 and $141,496, respectively)...  $147,897   $150,229
  Trading securities, at fair value (cost: $373 and $0,
    respectively)...........................................       373         --
  Equity securities available-for-sale, at fair value (cost:
    $1,989 and $1,646, respectively)........................     2,217      1,903
  Mortgage and consumer loans...............................    33,094     31,571
  Policy loans..............................................     8,412      8,256
  Real estate and real estate joint ventures
    held-for-investment.....................................     4,087      2,643
  Real estate held-for-sale.................................        --        678
  Other limited partnership interests.......................     3,256      2,891
  Short-term investments....................................       883      1,194
  Other invested assets.....................................     5,839      4,908
                                                              --------   --------
    Total investments.......................................   206,058    204,273
Cash and cash equivalents...................................     1,787      2,370
Accrued investment income...................................     2,030      2,006
Premiums and other receivables..............................     6,678      5,497
Deferred policy acquisition costs and value of business
  acquired..................................................    11,438     11,062
Assets of subsidiaries held-for-sale........................        --        410
Other assets................................................     6,183      5,863
Separate account assets.....................................    73,152     68,507
                                                              --------   --------
    Total assets............................................  $307,326   $299,988
                                                              ========   ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................  $ 94,372   $ 91,598
  Policyholder account balances.............................    72,793     68,357
  Other policyholder funds..................................     6,918      6,730
  Policyholder dividends payable............................       915        885
  Policyholder dividend obligation..........................     1,607      2,243
  Short-term debt...........................................       453      1,445
  Long-term debt............................................     2,961      2,050
  Shares subject to mandatory redemption....................       278        278
  Liabilities of subsidiaries held-for-sale.................        --        268
  Current income taxes payable..............................       444        709
  Deferred income taxes payable.............................     2,729      2,671
  Payables for collateral under securities loaned and other
    transactions............................................    21,009     25,230
  Other liabilities.........................................    11,228     10,025
  Separate account liabilities..............................    73,152     68,507
                                                              --------   --------
    Total liabilities.......................................   288,859    280,996
                                                              --------   --------
Stockholder's Equity:
Common stock, par value $0.01 per share; 1,000,000,000
  shares authorized; 494,466,664 shares issued and
  outstanding at December 31, 2005 and 2004.................         5          5
Additional paid-in capital..................................    13,808     13,827
Retained earnings...........................................     2,749      2,696
Accumulated other comprehensive income......................     1,905      2,464
                                                              --------   --------
  Total stockholder's equity................................    18,467     18,992
                                                              --------   --------
  Total liabilities and stockholder's equity................  $307,326   $299,988
                                                              ========   ========

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                 (IN MILLIONS)

                                                               2005      2004      2003
                                                              -------   -------   -------
REVENUES
Premiums....................................................  $19,256   $17,437   $18,099
Universal life and investment-type product policy fees......    1,948     2,009     1,920
Net investment income.......................................   11,750    10,818    10,267
Other revenues..............................................      820       862       980
Net investment gains (losses)...............................      179       282      (526)
                                                              -------   -------   -------
  Total revenues............................................   33,953    31,408    30,740
                                                              -------   -------   -------
EXPENSES
Policyholder benefits and claims............................   20,445    18,736    18,590
Interest credited to policyholder account balances..........    2,596     2,357     2,379
Policyholder dividends......................................    1,647     1,636     1,699
Other expenses..............................................    5,717     5,583     5,771
                                                              -------   -------   -------
  Total expenses............................................   30,405    28,312    28,439
                                                              -------   -------   -------
Income from continuing operations before provision for
  income taxes..............................................    3,548     3,096     2,301
Provision for income taxes..................................    1,105       876       643
                                                              -------   -------   -------
Income from continuing operations...........................    2,443     2,220     1,658
Income from discontinued operations, net of income taxes....      810        71       369
                                                              -------   -------   -------
Income before cumulative effect of a change in accounting...    3,253     2,291     2,027
Cumulative effect of a change in accounting, net of income
  taxes.....................................................       --       (52)      (26)
                                                              -------   -------   -------
Net income..................................................  $ 3,253   $ 2,239   $ 2,001
                                                              =======   =======   =======

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                     ACCUMULATED OTHER COMPREHENSIVE
                                                                                              INCOME (LOSS)
                                    PARENT'S                                      -------------------------------------
                                   INTEREST IN                                       NET
                                    PREFERRED                                     UNREALIZED     FOREIGN      MINIMUM
                                      STOCK               ADDITIONAL              INVESTMENT    CURRENCY      PENSION
                                      OF A       COMMON    PAID-IN     RETAINED     GAINS      TRANSLATION   LIABILITY
                                   SUBSIDIARY    STOCK     CAPITAL     EARNINGS    (LOSSES)    ADJUSTMENT    ADJUSTMENT    TOTAL
                                   -----------   ------   ----------   --------   ----------   -----------   ----------   -------
Balance at January 1, 2003.......     $ --         $5      $13,474     $   708      $1,991        $(67)        $ (46)     $16,065
Issuance of preferred stock by
 subsidiary to the Holding
 Company.........................       93                                                                                     93
Issuance of shares -- by
 subsidiary......................                               24                                                             24
Issuance of stock options -- by
 subsidiary......................                                2                                                              2
Sale of subsidiaries to the
 Holding Company or affiliate....                              261                                                            261
Capital contribution from the
 Holding Company.................                                2                                                              2
Return of capital to the Holding
 Company.........................                              (33)                                                           (33)
Dividends on common stock........                                       (1,448)                                            (1,448)
Comprehensive income (loss):
 Net income......................                                        2,001                                              2,001
 Other comprehensive income
   (loss):
   Unrealized gains (losses) on
     derivative instruments, net
     of income taxes.............                                                     (228)                                  (228)
   Unrealized investment gains
     (losses), net of related
     offsets and income taxes....                                                      642                                    642
   Foreign currency translation
     adjustments.................                                                                  174                        174
   Minimum pension liability
     adjustment..................                                                                                (82)         (82)
                                                                                                                          -------
   Other comprehensive income
     (loss)......................                                                                                             506
                                                                                                                          -------
 Comprehensive income (loss).....                                                                                           2,507
                                      ----         --      -------     -------      ------        ----         -----      -------
Balance at December 31, 2003.....       93          5       13,730       1,261       2,405         107          (128)      17,473
Contribution of preferred stock
 by Holding Company to subsidiary
 and retirement thereof..........      (93)                                                                                   (93)
Issuance of shares -- by
 subsidiary......................                                4                                                              4
Issuance of stock options -- by
 subsidiary......................                                2                                                              2
Capital contribution from the
 Holding Company.................                               94                                                             94
Return of capital to the Holding
 Company.........................                               (3)                                                            (3)
Dividends on preferred stock.....                                           (7)                                                (7)
Dividends on common stock........                                         (797)                                              (797)
Comprehensive income (loss):
 Net income......................                                        2,239                                              2,239
 Other comprehensive income
   (loss):
   Unrealized gains (losses) on
     derivative instruments, net
     of income taxes.............                                                      (77)                                   (77)
   Unrealized investment gains
     (losses), net of related
     offsets and income taxes....                                                       19                                     19
   Cumulative effect of a change
     in accounting, net of income
     taxes.......................                                                       61                                     61
   Foreign currency translation
     adjustments.................                                                                   79                         79
   Minimum pension liability
     adjustment..................                                                                                 (2)          (2)
                                                                                                                          -------
   Other comprehensive income
     (loss)......................                                                                                              80
                                                                                                                          -------
 Comprehensive income (loss).....                                                                                           2,319
                                      ----         --      -------     -------      ------        ----         -----      -------
Balance at December 31, 2004.....       --          5       13,827       2,696       2,408         186          (130)      18,992
Treasury stock transactions,
 net -- by subsidiary............                              (15)                                                           (15)
Issuance of stock options -- by
 subsidiary......................                               (4)                                                            (4)
Dividends on common stock........                                       (3,200)                                            (3,200)
Comprehensive income (loss):
 Net income......................                                        3,253                                              3,253
 Other comprehensive income
   (loss):
   Unrealized gains (losses) on
     derivative instruments, net
     of income taxes.............                                                      184                                    184
   Unrealized investment gains
     (losses), net of related
     offsets and income taxes....                                                     (783)                                  (783)
   Foreign currency translation
     adjustments.................                                                                  (49)                       (49)
   Minimum pension liability
     adjustment..................                                                                                 89           89
                                                                                                                          -------
   Other comprehensive income
     (loss)......................                                                                                            (559)
                                                                                                                          -------
 Comprehensive income (loss).....                                                                                           2,694
                                      ----         --      -------     -------      ------        ----         -----      -------
Balance at December 31, 2005.....     $ --         $5      $13,808     $ 2,749      $1,809        $137         $ (41)     $18,467
                                      ====         ==      =======     =======      ======        ====         =====      =======

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  (A Wholly-Owned Subsidiary of Metlife, Inc.)


                     CONSOLIDATED STATEMENTS OF CASH FLOWS

              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                 (IN MILLIONS)


                                                                2005        2004       2003
                                                              ---------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   3,253   $  2,239   $  2,001
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Depreciation and amortization expenses....................        299        344        394
  Amortization of premiums and accretion of discounts
    associated with investments, net........................       (203)       (15)      (162)
  (Gains) losses from sales of investments and businesses,
    net.....................................................     (1,379)      (289)        96
  Equity of earnings of real estate joint ventures and other
    limited partnership interests...........................       (399)      (167)        19
  Interest credited to policyholder account balances........      2,596      2,357      2,379
  Universal life and investment-type product policy fees....     (1,948)    (2,009)    (1,920)
  Change in accrued investment income.......................        (24)       (67)       (93)
  Change in premiums and other receivables..................       (734)       460        (81)
  Change in deferred policy acquisition costs, net..........       (504)      (752)      (904)
  Change in insurance-related liabilities...................      3,794      3,829      3,989
  Change in trading securities..............................       (375)        --         --
  Change in income taxes payable............................        147       (101)       250
  Change in other assets....................................       (236)      (390)      (455)
  Change in other liabilities...............................      1,878      1,288        637
  Other, net................................................         24         29        (61)
                                                              ---------   --------   --------
Net cash provided by operating activities...................      6,189      6,756      6,089
                                                              ---------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturities..........................................    118,459     78,494     69,292
  Equity securities.........................................        777      1,587        576
  Mortgage and consumer loans...............................      7,890      3,961      3,221
  Real estate and real estate joint ventures................      1,922        436      1,087
  Other limited partnership interests.......................        953        800        330
Purchases of:
  Fixed maturities..........................................   (119,375)   (83,243)   (90,077)
  Equity securities.........................................     (1,057)    (2,107)      (149)
  Mortgage and consumer loans...............................     (9,473)    (8,639)    (4,354)
  Real estate and real estate joint ventures................     (1,323)      (737)      (278)
  Other limited partnership interests.......................     (1,012)      (893)      (643)
Net change in short-term investments........................        409        215       (183)
Proceeds from sales of businesses, net of cash disposed of
  $43, $7 and $(13), respectively...........................        260         18      1,995
Net change in policy loans..................................       (156)       (77)      (154)
Net change in other invested assets.........................       (598)      (379)    (1,108)
Net change in property, equipment and leasehold
  improvements..............................................       (114)        17        (45)
Other, net..................................................        (76)        --         (2)
                                                              ---------   --------   --------
Net cash used in investing activities.......................     (2,514)   (10,547)   (20,492)
                                                              ---------   --------   --------

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                 (IN MILLIONS)

                                                                2005        2004       2003
                                                              ---------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................     30,008     28,344     29,132
    Withdrawals.............................................    (26,732)   (22,801)   (22,339)
  Net change in payables for collateral under securities
    loaned and other transactions...........................     (4,221)     1,166      7,744
  Net change in short-term debt.............................       (992)    (2,072)     2,624
  Long-term debt issued.....................................      1,216         28        137
  Long-term debt repaid.....................................       (395)       (38)      (714)
  Capital contribution from the Parent Company..............         --         --        148
  Proceeds from offering of common stock by subsidiary,
    net.....................................................         --         --        398
  Dividends on preferred stock..............................         --         (7)        --
  Dividends on common stock.................................     (3,200)      (797)    (1,448)
  Other, net................................................         --          3          8
                                                              ---------   --------   --------
Net cash (used in) provided by financing activities.........     (4,316)     3,826     15,690
                                                              ---------   --------   --------
Change in cash and cash equivalents.........................       (641)        35      1,287
Cash and cash equivalents, beginning of year................      2,428      2,393      1,106
                                                              ---------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   1,787   $  2,428   $  2,393
                                                              =========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year.........................................  $      58   $     57   $     66
                                                              =========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END
  OF YEAR...................................................  $      --   $     58   $     57
                                                              =========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year.........................................  $   2,370   $  2,336   $  1,040
                                                              =========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END
  OF YEAR...................................................  $   1,787   $  2,370   $  2,336
                                                              =========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
    Interest................................................  $     203   $    140   $    307
                                                              =========   ========   ========
    Income taxes............................................  $   1,385   $    950   $    789
                                                              =========   ========   ========
  Non-cash transactions during the year:
    Business Dispositions:
      Assets disposed.......................................  $     366   $     42   $  5,493
      Less: liabilities disposed............................        269         17      3,511
                                                              ---------   --------   --------
      Net assets disposed...................................  $      97   $     25   $  1,982
      Plus: equity securities received......................         43         --         --
      Less: cash disposed...................................         43          7        (13)
                                                              ---------   --------   --------
      Business disposition, net of cash disposed............  $      97   $     18   $  1,995
                                                              =========   ========   ========
    Contribution of equity securities to MetLife
      Foundation............................................  $       1   $     50   $     --
                                                              =========   ========   ========
    Purchase money mortgage on real estate sale.............  $      --   $      2   $    196
                                                              =========   ========   ========
    Real estate acquired in satisfaction of debt............  $       1   $      7   $     14
                                                              =========   ========   ========
    Transfer from funds withheld at interest to fixed
      maturities............................................  $      --   $    606   $     --
                                                              =========   ========   ========

     See Note 5 for non-cash reinsurance transaction

          See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES.
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (collectively the "Company") is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. (the "Holding Company"). The Company offered automobile and homeowners insurance through Metropolitan Property and Casualty Insurance Company and its subsidiaries ("Met P&C"), which was sold to the Holding Company in 2003. Outside the United States, the Company has direct insurance operations in Canada and Asia.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life and its subsidiaries; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 6. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Met P&C, Metropolitan Tower Life Insurance Company ("MTL"), MetLife General Insurance Agency, Inc. and its subsidiaries, MetLife Securities, Inc. and N.L. Holding Corporation and its subsidiaries, which were sold to the Holding Company in 2003; and Newbury Insurance Company, Limited which was sold to the Holding Company and New England Pension and Annuity Company which was sold to MTL, both in 2004, are included in the accompanying consolidated financial statements until the respective dates of sale. The Company completed the sales of its wholly owned subsidiaries SSRM Holdings, Inc. ("SSRM") and P.T. Sejahtera ("MetLife Indonesia") to third parties on January 31, 2005, and September 29, 2005, respectively. The Company has reclassified the assets, liabilities and operations of SSRM and MetLife Indonesia into discontinued operations for all years presented in the consolidated financial statements. See Notes 15 and 16.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,388 million and $1,325 million at December 31, 2005 and 2004, respectively.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include $1,166 million and $7,744 million relating to the net change in payables for collateral under securities loaned and other transactions reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA"); (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; (ix) the liability for litigation and regulatory matters; and (x) accounting for employee benefit plans. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage and consumer loans, other limited partnerships, and real estate and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. VOBA, included in DAC reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis. Differences between actual experience and the assumptions used in pricing these policies and in the establishment of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits, including the Company's asbestos-related liability, are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. The data and variables that impact the assumptions used to estimate the Company's asbestos-related liability include the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, including asbestos-related cases, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Employee Benefit Plans

     The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans require an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company regularly reviews residual values and impairs residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes derivative revaluation gains and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies. Interest on funds withheld is reported in net investment income in the consolidated financial statements.

     The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return on its investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar instruments.

     The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on these beneficial interests is recognized using the prospective method. The SPEs used to securitize assets are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities. Prior to the adoption of Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin ("ARB") No. 51 ("FIN 46"), and its December 2003 revision ("FIN 46(r)"), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance.

     The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets, including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities based on the framework provided in FIN 46(r). These beneficial interests are generally structured notes, which are included in fixed maturities, and their income is recognized using the retrospective interest method or the level

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

yield method, as appropriate. Impairments of these beneficial interests are included in net investment gains (losses).

  Trading Securities

     During 2005, the Company established a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities. Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffective, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheets at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1,069 million and $1,054 million at December 31, 2005 and 2004, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $445 million and $438 million at December 31, 2005 and 2004, respectively. Related depreciation and amortization expense was $94 million, $93 million and $99 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $877 million and $749 million at December 31, 2005 and 2004, respectively. Accumulated amortization of capitalized software was $584 million and $490 million at December 31, 2005 and 2004, respectively. Related amortization expense was $97 million, $126 million and $143 million for the years ended December 31, 2005, 2004 and 2003, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

     DAC is amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC and VOBA. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA are for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

     Changes in goodwill are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004     2003
                                                              ------   ------   -------
                                                                    (IN MILLIONS)
Balance, beginning of year..................................   $217     $218     $ 405
Acquisitions................................................      1        1         3
Dispositions and other......................................    (18)      (2)     (190)
                                                               ----     ----     -----
Balance, end of year........................................   $200     $217     $ 218
                                                               ====     ====     =====

  Liability for Future Policy Benefits and Policyholder Account Balances


     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after DAC is written off.



     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


premiums and (ii) premium deficiency reserve. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.


     Participating business represented approximately 10% and 12% of the Company's life insurance in-force, and 86% and 87% of the number of life insurance policies in-force, at December 31, 2005 and 2004, respectively. Participating policies represented approximately 35% and 34%, 37% and 37%, and 40% and 41% of gross and net life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.


     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 3% to 11%.


     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 14%, less expenses, mortality charges, and withdrawals.

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2005, 2004 and 2003, the Company issued $4,018 million, $3,958 million and $4,349 million, respectively, in such obligations. During the years ended December 31, 2005, 2004 and 2003, there were repayments of $1,052 million, $150 million and $47 million respectively, of GICs under this program. Accordingly, the GICs outstanding, which are included in policyholder account balances in the accompanying consolidated balance sheets, were $12,149 million and $9,017 million at December 31, 2005 and 2004, respectively. Interest credited on the contracts for the years ended December 31, 2005, 2004 and 2003 was $384 million, $142 million and $58 million, respectively.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends


     Policyholder dividends are approved annually by Metropolitan Life and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life and its insurance subsidiaries.


  Federal Income Taxes


     The Company joins with the Holding Company and its includable affiliates in filing a consolidated U.S. federal income tax return. The consolidating companies have executed a tax allocation agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) the Holding Company to the extent that their income (losses and other credits) contributes to (reduce) the consolidated federal income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. The Company files state income tax returns on an individual corporate basis.



     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Reinsurance


     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contact fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $1.7 billion were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Stock-Based Compensation

     MetLife, Inc. and the Company account for stock-based compensation plans using the prospective fair value accounting method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS No. 148, Accounting for Stock-Based Compensation -- Transition and Disclosure ("SFAS 148"). The fair value method requires compensation cost to be measured based on the fair value of the equity instrument at the grant or award date. MetLife, Inc. allocates substantially all of the stock option expense to the Company.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Stock-based compensation grants prior to January 1, 2003 are accounted for using the intrinsic value method prescribed by Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25").
Note 12 includes the pro forma disclosures required by SFAS No. 123, as amended. The intrinsic value method represents the quoted market price or fair value of the equity award at the measurement date less the amount, if any, the employee is required to pay.

     Stock-based compensation is accrued over the vesting period of the grant or award.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that
       (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. As a result of the adoption of Issue B36, the Company recorded a cumulative effect of a change in accounting of $26 million, net of income taxes, for the year ended December 31, 2003.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     In September 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. EITF 05-7 will be applied prospectively and is effective for all debt modifications occurring in periods beginning after December 15, 2005. EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the EITF reached consensus on Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid in capital. EITF 05-8 will be applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments, and is effective for periods beginning after December 15, 2005. EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In December 2004, the FASB issued SFAS 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which revised SFAS 123 and supersedes APB 25. SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be measured at fair value and recognized over the period during which an employee is required to provide service in exchange for an award. The SEC issued a final ruling in April 2005 allowing a public company that is not a small business issuer to implement SFAS 123(r) at the beginning of the next fiscal year after June 15, 2005. Thus, the revised pronouncement must be adopted by the Company by January 1, 2006. As permitted under SFAS 148, Accounting for Stock-Based Compensation -- Transition and Disclosure -- an amendment of FASB Statement No. 123, the Company elected to use the prospective method of accounting for stock options granted subsequent to December 31, 2002. Options granted prior to January 1, 2003 will continue to be accounted for under the intrinsic value method until the adoption of SFAS 123(r). In addition, the pro forma impact of accounting for these options at fair value continued to be accounted for under the intrinsic value method until the last of those options vested in 2005. As all stock options currently accounted for under the intrinsic value method vested prior to the effective date, implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements. See
Note 12.

     Effective July 1, 2004, the Company prospectively adopted FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"). FSP 106-2 provides accounting guidance to employers that sponsor postretirement health care plans that provide prescription drug benefits. The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 based on the Company's determination that the prescription drug benefits offered under certain

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. The postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation was reduced by $213 million at July 1, 2004. See Note 11.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective April 1, 2004, the Company adopted EITF Issue No. 03-6, Participating Securities and the Two -- Class Method under FASB Statement No. 128 ("EITF 03-6"). EITF 03-6 provides guidance on determining whether a security should be considered a participating security for purposes of computing earnings per common share and how earnings should be allocated to the participating security. EITF 03-6 did not have an impact on the Company's earnings per common share calculations or amounts.

     Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $8 million, which has been reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including VOBA and unearned revenue liability ("offsets"), under certain variable annuity and life contracts and income taxes. Certain other contracts sold by the Company provide for a return through periodic crediting rates, surrender adjustments or termination adjustments based on the total return of a contractually referenced pool of assets owned by the Company. To the extent that such contracts are not accounted for as derivatives under the provisions of SFAS No. 133 and not already credited to the contract account balance, under SOP 03-1 the change relating to the fair value of the referenced pool of assets is recorded as a liability with the change in the liability recorded as policyholder benefits and claims. Prior to the adoption of SOP 03-1, the Company recorded the change in such liability as other comprehensive income. At adoption, this change decreased net income and increased other comprehensive income by $33 million, net of income taxes, which were recorded as cumulative effects of changes in accounting. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC. Since the Company followed a similar approach prior to adoption of SOP 03-1, the provisions of SOP 03-1 relating to sales inducements had no significant impact on the Company's consolidated financial statements. In accordance with SOP 03-1's guidance for the reporting of certain separate accounts, at adoption, the Company also reclassified $1.7 billion of separate account assets to general account investments and $1.7 billion of separate account liabilities to future policy benefits and policyholder account balances. This reclassification decreased net income and increased other comprehensive income by $27 million, net of income taxes, which were reported as cumulative

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

effects of changes in accounting. Due to the adoption of SOP 03-1, the Company recorded a cumulative effect of a change in accounting of $52 million, net of income taxes of $27 million, for the year ended December 31, 2004.

     In December 2003, FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits -- an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

     During 2003, the Company adopted FIN 46 and FIN 46(r). Certain of the Company's investments in real estate joint ventures and other limited partnership interests meet the definition of a variable interest entity ("VIE") and have been consolidated, in accordance with the transition rules and effective dates, because the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest; or
(ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's consolidated financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated. In accordance with the provisions of FIN 46(r), the Company elected to defer until March 31, 2004 the consolidation of interests in VIEs for non-SPEs acquired prior to February 1, 2003 for which it is the primary beneficiary. As of March 31, 2004, the Company consolidated assets and liabilities relating to real estate joint ventures of $78 million and $11 million, respectively, and assets and liabilities relating to other limited partnerships of $29 million and less than $1 million, respectively, for VIEs for which the Company was deemed to be the primary beneficiary. There was no impact to net income from the adoption of FIN 46.

     Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 10.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

2.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                                 DECEMBER 31, 2005
                                                 --------------------------------------------------
                                                  COST OR    GROSS UNREALIZED
                                                 AMORTIZED   -----------------   ESTIMATED    % OF
                                                   COST       GAIN      LOSS     FAIR VALUE   TOTAL
                                                 ---------   -------   -------   ----------   -----
                                                                   (IN MILLIONS)
U.S. corporate securities......................  $ 47,966    $2,506    $  358     $ 50,114     33.9%
Residential mortgage-backed securities.........    30,213       315       292       30,236     20.4
Foreign corporate securities...................    22,873     1,625       257       24,241     16.4
U.S. Treasury/agency securities................    17,858     1,333        18       19,173     13.0
Commercial mortgage-backed securities..........    10,793       194       102       10,885      7.4
Asset-backed securities........................     6,412        74        29        6,457      4.4
Foreign government securities..................     4,734       999        10        5,723      3.9
State and political subdivision securities.....       738        21        10          749      0.5
Other fixed maturity securities................       203        10        33          180      0.1
                                                 --------    ------    ------     --------    -----
  Total bonds..................................   141,790     7,077     1,109      147,758    100.0
Redeemable preferred stocks....................       139         1         1          139       --
                                                 --------    ------    ------     --------    -----
  Total fixed maturities.......................  $141,929    $7,078    $1,110     $147,897    100.0%
                                                 ========    ======    ======     ========    =====
Common stocks..................................  $  1,616    $  229    $   25     $  1,820     82.1%
Nonredeemable preferred stocks.................       373        27         3          397     17.9
                                                 --------    ------    ------     --------    -----
  Total equity securities......................  $  1,989    $  256    $   28     $  2,217    100.0%
                                                 ========    ======    ======     ========    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   DECEMBER 31, 2004
                                                   --------------------------------------------------
                                                    COST OR    GROSS UNREALIZED
                                                   AMORTIZED   -----------------   ESTIMATED    % OF
                                                     COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                   ---------   --------   ------   ----------   -----
                                                                     (IN MILLIONS)
U.S. corporate securities........................  $ 51,398     $3,561     $144     $ 54,815     36.5%
Residential mortgage-backed securities...........    28,155        573       52       28,676     19.1
Foreign corporate securities.....................    21,545      2,381       65       23,861     15.9
U.S. Treasury/agency securities..................    14,938      1,271       19       16,190     10.8
Commercial mortgage-backed securities............    10,395        408       30       10,773      7.2
Asset-backed securities..........................     9,282        115       29        9,368      6.2
Foreign government securities....................     4,650        766       12        5,404      3.6
State and political subdivision securities.......       340         16        1          355      0.2
Other fixed maturity securities..................       519         46       33          532      0.3
                                                   --------     ------     ----     --------    -----
  Total bonds....................................   141,222      9,137      385      149,974     99.8
Redeemable preferred stocks......................       274         --       19          255      0.2
                                                   --------     ------     ----     --------    -----
  Total fixed maturities.........................  $141,496     $9,137     $404     $150,229    100.0%
                                                   ========     ======     ====     ========    =====
Common stocks....................................  $  1,329     $  238     $  5     $  1,562     82.1%
Nonredeemable preferred stocks...................       317         24       --          341     17.9
                                                   --------     ------     ----     --------    -----
  Total equity securities........................  $  1,646     $  262     $  5     $  1,903    100.0%
                                                   ========     ======     ====     ========    =====

     The Company held foreign currency derivatives with notional amounts of $4,946 million and $4,642 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $10,160 million and $11,199 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $388 million and $876 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities at fair value were $10 million and $84 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were $1 million and $(11) million at December 31, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                              DECEMBER 31,
                                             -----------------------------------------------
                                                      2005                     2004
                                             ----------------------   ----------------------
                                              COST OR                  COST OR
                                             AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                               COST      FAIR VALUE     COST      FAIR VALUE
                                             ---------   ----------   ---------   ----------
                                                              (IN MILLIONS)
Due in one year or less....................  $  4,271     $  4,320    $  5,490     $  5,577
Due after one year through five years......    20,419       20,899      24,322       25,487
Due after five years through ten years.....    29,365       30,335      28,842       31,041
Due after ten years........................    40,317       44,626      34,736       39,052
                                             --------     --------    --------     --------
  Subtotal.................................    94,372      100,180      93,390      101,157
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities........    47,418       47,578      47,832       48,817
                                             --------     --------    --------     --------
  Subtotal.................................   141,790      147,758     141,222      149,974
Redeemable preferred stock.................       139          139         274          255
                                             --------     --------    --------     --------
  Total fixed maturities...................  $141,929     $147,897    $141,496     $150,229
                                             ========     ========    ========     ========

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Proceeds................................................  $97,347   $53,639   $48,390
Gross investment gains..................................  $   623   $   792   $   446
Gross investment losses.................................  $  (956)  $  (468)  $  (452)

     Gross investment losses above exclude writedowns recorded during 2005, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $64 million, $93 million and $328 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                  DECEMBER 31, 2005
                                       ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                       ----------------------   ----------------------   ----------------------
                                       ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                         FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                         VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                       ---------   ----------   ---------   ----------   ---------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities............   $12,171       $275       $2,295        $ 83       $14,466      $  358
Residential mortgage-backed
  securities.........................    18,839        267          884          25        19,723         292
Foreign corporate securities.........     6,947        199        1,621          58         8,568         257
U.S. Treasury/agency securities......     2,856         16          107           2         2,963          18
Commercial mortgage-backed
  securities.........................     5,323         89          401          13         5,724         102
Asset-backed securities..............     2,289         21          239           8         2,528          29
Foreign government securities........       429          9          161           1           590          10
State and political subdivision
  securities.........................       327         10           --          --           327          10
Other fixed maturity securities......        --         29           38           4            38          33
                                        -------       ----       ------        ----       -------      ------
  Total bonds........................    49,181        915        5,746         194        54,927       1,109
Redeemable preferred stocks..........        48          1           --          --            48           1
                                        -------       ----       ------        ----       -------      ------
  Total fixed maturities.............   $49,229       $916       $5,746        $194       $54,975      $1,110
                                        =======       ====       ======        ====       =======      ======
Equity securities....................   $   409       $ 24       $   57        $  4       $   466      $   28
                                        =======       ====       ======        ====       =======      ======
Total number of securities in an
  unrealized loss position...........     3,607                     675                     4,282
                                        =======                  ======                   =======

                                                                  DECEMBER 31, 2004
                                       ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                       ----------------------   ----------------------   ----------------------
                                       ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                         FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                         VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                       ---------   ----------   ---------   ----------   ---------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities............   $ 8,122       $ 97       $1,081        $ 47       $ 9,203       $144
Residential mortgage-backed
  securities.........................     7,257         49          215           3         7,472         52
Foreign corporate securities.........     3,234         52          413          13         3,647         65
U.S. Treasury/agency securities......     4,399         19            1          --         4,400         19
Commercial mortgage-backed
  securities.........................     3,137         27          136           3         3,273         30
Asset-backed securities..............     3,424         22          203           7         3,627         29
Foreign government securities........       490          8           39           4           529         12
State and political subdivision
  securities.........................        37         --           14           1            51          1
Other fixed maturity securities......        37         33           12          --            49         33
                                        -------       ----       ------        ----       -------       ----
  Total bonds........................    30,137        307        2,114          78        32,251        385
Redeemable preferred stocks..........       255         19           --          --           255         19
                                        -------       ----       ------        ----       -------       ----
  Total fixed maturities.............   $30,392       $326       $2,114        $ 78       $32,506       $404
                                        =======       ====       ======        ====       =======       ====
Equity securities....................   $    78       $  5       $    4        $ --       $    82       $  5
                                        =======       ====       ======        ====       =======       ====
Total number of securities in an
  unrealized loss position...........     2,896                     248                     3,144
                                        =======                  ======                   =======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                       DECEMBER 31, 2005
                                  ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                    AMORTIZED COST     UNREALIZED LOSSES        SECURITIES
                                  ------------------   ------------------   ------------------
                                  LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                     20%       MORE       20%       MORE       20%       MORE
                                  ---------   ------   ---------   ------   ---------   ------
                                           (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months............   $43,966     $68      $  732      $18       2,827       89
Six months or greater but less
  than nine months..............     2,666       4          82        2         268        7
Nine months or greater but less
  than twelve months............     3,874      --         106       --         415        1
Twelve months or greater........     5,980      21         193        5         668        7
                                   -------     ---      ------      ---       -----      ---
  Total.........................   $56,486     $93      $1,113      $25       4,178      104
                                   =======     ===      ======      ===       =====      ===

                                                       DECEMBER 31, 2004
                                  ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                    AMORTIZED COST     UNREALIZED LOSSES        SECURITIES
                                  ------------------   ------------------   ------------------
                                  LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                     20%       MORE       20%       MORE       20%       MORE
                                  ---------   ------   ---------   ------   ---------   ------
                                           (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months............   $22,449     $51       $194       $12       2,020      117
Six months or greater but less
  than nine months..............     7,039       8         94         1         593        5
Nine months or greater but less
  than twelve months............     1,235      19         26         4         156        5
Twelve months or greater........     2,176      20         63        15         241        7
                                   -------     ---       ----       ---       -----      ---
  Total.........................   $32,899     $98       $377       $32       3,010      134
                                   =======     ===       ====       ===       =====      ===

     As of December 31, 2005, $1,113 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $377 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. Of such unrealized losses of $25 million, $18 million have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, $32 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 33% of the cost or amortized cost of such securities. Of such unrealized losses of $32 million, $12 million have been in an unrealized loss position for a period of less than six months.

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $19,479 million and $23,325 million and an estimated fair value of $20,417 million and $24,625 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $20,975 million and $25,230 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. Security collateral of $33 million and $17 million, respectively, at December 31, 2005 and 2004 on deposit from customers in connection with the securities lending transactions may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,473 million and $1,315 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,492 million and $1,880 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans were categorized as follows:

                                                               DECEMBER 31,
                                                   -------------------------------------
                                                         2005                2004
                                                   -----------------   -----------------
                                                   AMOUNT    PERCENT   AMOUNT    PERCENT
                                                   -------   -------   -------   -------
                                                               (IN MILLIONS)
Commercial mortgage loans........................  $26,574      80%    $25,432      80%
Agricultural mortgage loans......................    6,242      19       5,654      18
Consumer loans...................................      427       1         639       2
                                                   -------     ---     -------     ---
  Total..........................................   33,243     100%     31,725     100%
                                                               ===                 ===
Less: Valuation allowances.......................      149                 154
                                                   -------             -------
  Mortgage and consumer loans....................  $33,094             $31,571
                                                   =======             =======

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 20%, 9% and 7% of the properties were located in California, New York and Illinois, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Of the mortgage loans held at December 31, 2005 and 2004, $781 million and $1,480 million, respectively, of the loans granted, were in connection with Metropolitan Insurance and Annuity Company's ("MIAC"), a related party, purchase of real estate from the Company in 2001 and 2003. MIAC was merged into MTL, also a related party, in 2004. In 2005, MTL sold its 200 Park Avenue real estate property located in New York City, to a third party for $1.72 billion. Concurrent with the sale, MTL repaid the related $690 million mortgage, including accrued interest, it owed to the Company. Based on the terms of the loan agreement, the Company also received a $120 million prepayment fee from MTL, which was recognized as investment income when received.

     In addition, the Company has also loaned money to certain real estate joint ventures which are recorded as mortgage loans. The carrying values of such mortgages were $379 million and $641 million at December 31, 2005 and 2004, respectively.

     Changes in loan valuation allowances for mortgage and consumer loans were as follows:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Balance, beginning of year..................................  $154   $126   $122
Additions...................................................    43     56     50
Deductions..................................................   (48)   (28)   (46)
                                                              ----   ----   ----
Balance, end of year........................................  $149   $154   $126
                                                              ====   ====   ====

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
                                                              (IN MILLIONS)
Impaired mortgage loans with valuation allowances...........   $11    $178
Impaired mortgage loans without valuation allowances........    86     115
                                                               ---    ----
  Total.....................................................    97     293
Less: Valuation allowances on impaired loans................     2      40
                                                               ---    ----
  Impaired loans............................................   $95    $253
                                                               ===    ====

     The average investment in impaired loans was $152 million, $376 million and $615 million for the years ended December 31, 2005, 2004 and 2003, respectively. Interest income on impaired loans was $6 million, $25 million and $55 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The investment in restructured loans was $37 million and $121 million at December 31, 2005 and 2004, respectively. Interest income of $2 million, $9 million and $19 million was recognized on restructured loans for the years ended December 31, 2005, 2004 and 2003, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $3 million, $11 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Mortgage and consumer loans with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure had an amortized cost of $30 million and $35 million at December 31, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

 REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Real estate and real estate joint ventures
  held-for-investment.......................................  $4,205   $2,761
Impairments.................................................    (118)    (118)
                                                              ------   ------
  Total.....................................................   4,087    2,643
                                                              ------   ------
Real estate held-for-sale...................................      --      694
Impairments.................................................      --      (16)
                                                              ------   ------
  Total.....................................................      --      678
                                                              ------   ------
     Real estate and real estate joint ventures.............  $4,087   $3,321
                                                              ======   ======

     Accumulated depreciation on real estate was $993 million and $1,222 million at December 31, 2005 and 2004, respectively. Related depreciation expense was $103 million, $116 million and $124 million for the years ended December 31, 2005, 2004 and 2003, respectively. These amounts include $9 million, $37 million and $51 million of depreciation expense related to discontinued operations for the years ended December 31, 2005, 2004 and 2003, respectively.

     Real estate and real estate joint ventures were categorized as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                           2005               2004
                                                     ----------------   ----------------
                                                     AMOUNT   PERCENT   AMOUNT   PERCENT
                                                     ------   -------   ------   -------
                                                                (IN MILLIONS)
Office.............................................  $2,529      62%    $1,800      55%
Retail.............................................     612      15        556      17
Apartments.........................................     447      11        514      15
Land...............................................      40       1         47       1
Agriculture........................................       2      --          1      --
Other..............................................     457      11        403      12
                                                     ------     ---     ------     ---
  Total............................................  $4,087     100%    $3,321     100%
                                                     ======     ===     ======     ===

     The Company's real estate holdings are primarily located in the United States. At December 31, 2005, approximately 26%, 17% and 15% of the Company's real estate holdings were located in California, Texas and New York, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Changes in the real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Balance, beginning of year..................................  $ 4    $ 12   $ 11
Additions...................................................    5      13     17
Deductions..................................................   (9)    (21)   (16)
                                                              ---    ----   ----
Balance, end of year........................................  $--    $  4   $ 12
                                                              ===    ====   ====

     Investment income related to impaired real estate and real estate joint ventures held-for-investment was $7 million, $15 million and $34 million for the years ended December 31, 2005, 2004 and 2003, respectively. There was no investment income (expense) related to impaired real estate and real estate joint ventures held-for-sale for the year ended December 31, 2005. Investment income (expense) related to impaired real estate and real estate joint ventures held-for-sale was ($1) million and $1 million for the years ended December 31, 2004 and 2003, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $30 million and $38 million at December 31, 2005 and 2004, respectively.

     The Company owned no real estate acquired in satisfaction of debt at December 31, 2005. The Company owned real estate acquired in satisfaction of debt of $1 million at December 31, 2004.

  LEVERAGED LEASES

     Leveraged leases, included in other invested assets, consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Investment..................................................  $  991   $1,059
Estimated residual values...................................     735      480
                                                              ------   ------
  Total.....................................................   1,726    1,539
Unearned income.............................................    (645)    (424)
                                                              ------   ------
  Leveraged leases..........................................  $1,081   $1,115
                                                              ======   ======

     The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from one to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred income tax liability related to leveraged leases was $605 million and $757 million at December 31, 2005 and 2004, respectively.

  FUNDS WITHHELD AT INTEREST

     Included in other invested assets at December 31, 2005 and 2004, were funds withheld at interest of $3,479 million and $2,788 million, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Fixed maturities........................................  $ 8,600   $ 8,085   $ 7,765
Equity securities.......................................       42        65        27
Mortgage and consumer loans.............................    2,246     1,957     1,932
Real estate and real estate joint ventures..............      592       484       425
Policy loans............................................      497       492       510
Other limited partnership interests.....................      676       324        80
Cash, cash equivalents and short-term investments.......      113        64        83
Other...................................................      381       179       175
                                                          -------   -------   -------
  Total.................................................   13,147    11,650    10,997
Less: Investment expenses...............................    1,397       832       730
                                                          -------   -------   -------
  Net investment income.................................  $11,750   $10,818   $10,267
                                                          =======   =======   =======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities............................................  $(518)   $  81    $(373)
Equity securities...........................................    121      150       39
Mortgage and consumer loans.................................     31       54      (51)
Real estate and real estate joint ventures..................      7        5       20
Other limited partnership interests.........................     43       53      (84)
Derivatives.................................................    415     (232)     (91)
Other.......................................................     80      171       14
                                                              -----    -----    -----
  Total net investment gains (losses).......................  $ 179    $ 282    $(526)
                                                              =====    =====    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Fixed maturities........................................  $ 5,972   $ 8,571   $ 8,094
Equity securities.......................................      225       270       353
Derivatives.............................................     (207)     (494)     (395)
Minority Interest.......................................     (171)     (103)      (61)
Other...................................................      (82)       34         6
                                                          -------   -------   -------
  Total.................................................    5,737     8,278     7,997
                                                          -------   -------   -------
Amounts related to:
  Future policy benefit loss recognition................   (1,259)   (1,953)   (1,453)
  DAC and VOBA..........................................     (148)     (407)     (495)
  Participating contracts...............................       --        --      (117)
  Policyholder dividend obligation......................   (1,492)   (2,119)   (2,130)
                                                          -------   -------   -------
  Total.................................................   (2,899)   (4,479)   (4,195)
                                                          -------   -------   -------
Deferred income taxes...................................   (1,029)   (1,391)   (1,397)
                                                          -------   -------   -------
  Total.................................................   (3,928)   (5,870)   (5,592)
                                                          -------   -------   -------
     Net unrealized investment gains (losses)...........  $ 1,809   $ 2,408   $ 2,405
                                                          =======   =======   =======

     The changes in net unrealized investment gains (losses) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            -------------------------
                                                             2005      2004     2003
                                                            -------   ------   ------
                                                                  (IN MILLIONS)
Balance, beginning of year................................  $ 2,408   $2,405   $1,991
Unrealized investment gains (losses) during the year......   (2,556)     281      994
Unrealized investment gains (losses) of subsidiaries at
  date of sale............................................       15       --      269
Unrealized investment gains (losses) relating to:
  Future policy benefit gains (losses) recognition........      694     (500)    (211)
  DAC and VOBA............................................      259       88     (129)
  Participating contracts.................................       --      117       12
  Policyholder dividend obligation........................      627       11     (248)
Deferred income taxes.....................................      362        6     (273)
                                                            -------   ------   ------
Balance, end of year......................................  $ 1,809   $2,408   $2,405
                                                            -------   ------   ------
Net change in unrealized investment gains (losses)........  $  (599)  $    3   $  414
                                                            =======   ======   ======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  TRADING SECURITIES

     Net investment income for the year ended December 31, 2005 includes $3 million of losses on securities classified as trading. The $3 million primarily relates to net losses recognized on trading securities sold during the year ended December 31, 2005. For the year ended December 31, 2005, changes in fair value on trading securities held at December 31, 2005 were less than $1 million. The Company did not hold any trading securities during the years ended December 31, 2004 and 2003.

  STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $362 million and $636 million at December 31, 2005 and 2004, respectively. The related net investment income recognized was $28 million, $44 million and $78 million for the years ended December 31, 2005, 2004 and 2003, respectively.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that (i) it is the primary beneficiary and which are consolidated in the Company's consolidated financial statements at December 31, 2005; and (ii) it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                         DECEMBER 31, 2005
                                    -----------------------------------------------------------
                                        PRIMARY BENEFICIARY          NOT PRIMARY BENEFICIARY
                                    ----------------------------   ----------------------------
                                      TOTAL     MAXIMUM EXPOSURE     TOTAL     MAXIMUM EXPOSURE
                                    ASSETS(1)      TO LOSS(2)      ASSETS(1)      TO LOSS(2)
                                    ---------   ----------------   ---------   ----------------
                                                           (IN MILLIONS)
Asset-backed securitizations and
  collateralized debt
  obligations.....................    $ --            $ --          $ 3,728         $  394
Real estate joint ventures(3).....     304             114              150             --
Other limited partnerships(4).....      48              35           15,030          1,966
Other investments(5)..............      --              --            3,522            177
                                      ----            ----          -------         ------
  Total...........................    $352            $149          $22,430         $2,537
                                      ====            ====          =======         ======

---------------

(1) The assets of the asset-backed securitizations and collateralized debt obligations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations and collateralized debt obligations is equal to the carrying amounts of participation or retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

(4) Other limited partnerships include partnerships established for the purpose of investing in real estate funds, public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for federal tax credits.

(5) Other investments include securities that are not asset-backed securitizations or collateralized debt obligations.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                        DECEMBER 31, 2005                 DECEMBER 31, 2004
                                 -------------------------------   -------------------------------
                                             CURRENT MARKET OR                 CURRENT MARKET OR
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Interest rate swaps............  $12,857     $294       $ 12       $12,215     $276      $   19
Interest rate floors...........    6,515       80         --         2,065       24          --
Interest rate caps.............   24,970      224         --         7,045       12          --
Financial futures..............       63        1         --           417       --           5
Foreign currency swaps.........    9,256       74        852         7,457      149       1,274
Foreign currency forwards......    2,333       26         41           888       --          57
Options........................      221        2          2           263        8           7
Financial forwards.............    2,446       13          1           326       --          --
Credit default swaps...........    4,789       11          9         1,879       10           5
Synthetic GICs.................    5,477       --         --         5,869       --          --
Other..........................      250        9         --           450        1           1
                                 -------     ----       ----       -------     ----      ------
  Total........................  $69,177     $734       $917       $38,874     $480      $1,368
                                 =======     ====       ====       =======     ====      ======

     The above table does not include notional values for equity financial forwards. At December 31, 2005 and 2004, the Company owned 132,000 and no equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                          REMAINING LIFE
                                     --------------------------------------------------------
                                                  AFTER        AFTER
                                                 ONE YEAR    FIVE YEARS
                                     ONE YEAR    THROUGH      THROUGH       AFTER
                                     OR LESS    FIVE YEARS   TEN YEARS    TEN YEARS    TOTAL
                                     --------   ----------   ----------   ---------   -------
                                                          (IN MILLIONS)
Interest rate swaps................  $ 3,679     $ 3,607      $ 2,429      $3,142     $12,857
Interest rate floors...............       --         325        6,190          --       6,515
Interest rate caps.................   12,900      12,070           --          --      24,970
Financial futures..................       63          --           --          --          63
Foreign currency swaps.............      216       3,812        4,350         878       9,256
Foreign currency forwards..........    2,333          --           --          --       2,333
Options............................      220          --            1          --         221
Financial forwards.................      446          --           --       2,000       2,446
Credit default swaps...............      580       3,960          249          --       4,789
Synthetic GICs.....................    4,751         726           --          --       5,477
Other..............................      250          --           --          --         250
                                     -------     -------      -------      ------     -------
  Total............................  $25,438     $24,500      $13,219      $6,020     $69,177
                                     =======     =======      =======      ======     =======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Swaptions are used by the Company primarily to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption. Swaptions are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward starting swaps where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or RSATs and are included in the other classification in the preceding table.

     A synthetic GIC is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2005                 DECEMBER 31, 2004
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Fair value.....................  $ 4,419     $ 50       $104       $ 4,850     $173      $  233
Cash flow......................    6,233       29        437         8,057       40         664
Foreign operations.............      834        2         37           535       --          47
Non-qualifying.................   57,691      653        339        25,432      267         424
                                 -------     ----       ----       -------     ----      ------
  Total........................  $69,177     $734       $917       $38,874     $480      $1,368
                                 =======     ====       ====       =======     ====      ======

     The following table provides the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004      2003
                                                              ------   -------   ------
                                                                    (IN MILLIONS)
Qualifying hedges:
  Net investment income.....................................   $ 42     $(144)    $(61)
  Interest credited to policyholder account balances........     17        45       --
Non-qualifying hedges:
  Net investment gains (losses).............................     86        51       84
                                                               ----     -----     ----
     Total..................................................   $145     $ (48)    $ 23
                                                               ====     =====     ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004     2003
                                                              -------   ------   -------
                                                                    (IN MILLIONS)
Changes in the fair value of derivatives....................   $(118)    $ 64     $(184)
Changes in the fair value of the items hedged...............     116      (49)      158
                                                               -----     ----     -----
Net ineffectiveness of fair value hedging activities........   $  (2)    $ 15     $ (26)
                                                               =====     ====     =====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued; and (vi) financial forwards to buy and sell securities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized net investment gains (losses) of ($21) million, ($31) million, and ($67) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. The net amounts reclassified into net investment gains (losses) for the years ended December 31, 2005, 2004 and 2003 related to such discontinued cash flow hedges were losses of $42 million, $29 million and $0 million, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a roll forward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Other comprehensive income (loss) balance at the beginning
  of the year...............................................  $(447)   $(385)   $ (24)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    196      (98)    (367)
Amounts reclassified to net investment gains (losses).......     44       41       12
Amounts reclassified to net investment income...............      2        2        2
Amortization of transition adjustment.......................     (2)      (7)      (8)
                                                              -----    -----    -----
Other comprehensive income (loss) balance at the end of the
  year......................................................  $(207)   $(447)   $(385)
                                                              =====    =====    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2005, approximately $7 million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2005, 2004 and 2003 include losses of $27 million, $47 million and $10 million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. At December 31, 2005 and 2004, the cumulative foreign currency translation loss recorded in Accumulated other comprehensive income ("AOCI") related to these hedges was approximately $84 million and $57 million, respectively. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in AOCI are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) swaptions to sell embedded call options in fixed rate liabilities;
(iv) credit default swaps to minimize its exposure to adverse movements in credit; (v) credit default swaps to diversify its credit risk exposure in certain portfolios; (vi) interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(vii) swap spread locks to hedge invested assets against the risk of changes in credit spreads; (viii) financial forwards to buy and sell securities; (ix) synthetic GICs to synthetically create traditional GICs; (x) RSATs and TRRs to synthetically create investments; and (xi) basis swaps to better match the cash flows from assets and related liabilities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $401 million, ($107) million and ($110) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed rate of return contracts, guaranteed minimum withdrawal, accumulation, and interest benefit contracts, and modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $50 million and $43 million at December 31, 2005 and 2004, respectively. The fair value of the Company's embedded derivative liabilities was $10 million and $26 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) during the years ended December 31, 2005, 2004 and 2003 were gains of $29 million, $34 million and $19 million, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005, the Company was obligated to return cash collateral under its control of $34 million, but held no non-cash collateral. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The Company did not have any cash or other collateral related to derivative instruments at December 31, 2004.

     As of December 31, 2005 and 2004, the Company had not pledged any collateral related to derivative instruments.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                           DEFERRED
                                                            POLICY      VALUE OF
                                                          ACQUISITION   BUSINESS
                                                             COSTS      ACQUIRED    TOTAL
                                                          -----------   --------   -------
                                                                   (IN MILLIONS)
Balance at January 1, 2003..............................    $ 8,790       $871     $ 9,661
  Capitalizations.......................................      1,982         --       1,982
  Acquisitions..........................................        218         --         218
                                                            -------       ----     -------
       Total............................................     10,990        871      11,861
                                                            -------       ----     -------
  Less: Amortization related to:
     Net investment gains (losses)......................         10         (5)          5
     Unrealized investment gains (losses)...............        138         (9)        129
     Other expenses.....................................      1,332         49       1,381
                                                            -------       ----     -------
       Total amortization...............................      1,480         35       1,515
                                                            -------       ----     -------
  Less: Dispositions and other..........................       (120)        --        (120)
                                                            -------       ----     -------
Balance at December 31, 2003............................      9,390        836      10,226
  Capitalizations.......................................      1,817         --       1,817
                                                            -------       ----     -------
       Total............................................     11,207        836      12,043
                                                            -------       ----     -------
  Less: Amortization related to:
     Net investment gains (losses)......................          5          1           6
     Unrealized investment gains (losses)...............        (12)       (76)        (88)
     Other expenses.....................................      1,058         81       1,139
                                                            -------       ----     -------
       Total amortization...............................      1,051          6       1,057
                                                            -------       ----     -------
  Less: Dispositions and other..........................         99        (23)         76
                                                            -------       ----     -------
Balance at December 31, 2004............................     10,255        807      11,062
  Capitalizations.......................................      1,619         --       1,619
                                                            -------       ----     -------
       Total............................................     11,874        807      12,681
                                                            -------       ----     -------
  Less: Amortization related to:
     Net investment gains (losses)......................         13          2          15
     Unrealized investment gains (losses)...............       (244)       (15)       (259)
     Other expenses.....................................      1,304         66       1,370
                                                            -------       ----     -------
       Total amortization...............................      1,073         53       1,126
                                                            -------       ----     -------
  Less: Dispositions and other..........................       (120)         3        (117)
                                                            -------       ----     -------
Balance at December 31, 2005............................    $10,681       $757     $11,438
                                                            =======       ====     =======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $65 million in 2006, $63 million in 2007, $61 million in 2008, $61 million in 2009 and $37 million in 2010.

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

  SALES INDUCEMENTS

     Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheets, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
                                                              (IN MILLIONS)
Balance at January 1........................................   $75     $52
  Capitalization............................................    29      29
  Amortization..............................................    (9)     (6)
                                                               ---     ---
Balance at December 31......................................   $95     $75
                                                               ===     ===

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to property and casualty, group accident and non-medical health policies and contracts, which are reported within future policyholder benefits in the consolidated balance sheets:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Balance at January 1....................................  $ 3,847   $ 3,560   $ 4,821
  Less: Reinsurance recoverables........................     (287)     (284)     (496)
                                                          -------   -------   -------
Net balance at January 1................................    3,560     3,276     4,325
                                                          -------   -------   -------
Incurred related to:
  Current year..........................................    2,791     2,491     3,816
  Prior years...........................................      (41)       (9)       28
                                                          -------   -------   -------
                                                            2,750     2,482     3,844
                                                          -------   -------   -------
Paid related to:
  Current year..........................................   (1,667)   (1,519)   (2,153)
  Prior years...........................................     (742)     (679)   (1,290)
                                                          -------   -------   -------
                                                           (2,409)   (2,198)   (3,443)
                                                          -------   -------   -------
Dispositions............................................       --        --    (1,450)
Net Balance at December 31..............................    3,901     3,560     3,276
  Add: Reinsurance recoverables.........................      290       287       284
                                                          -------   -------   -------
Balance at December 31..................................  $ 4,191   $ 3,847   $ 3,560
                                                          =======   =======   =======

     As a result of changes in estimates of insured events in the prior years, the claims and claim adjustment expenses decreased $41 million in 2005 due to a refinement in the estimation methodology for non-medical health long-term care claim reserves, improved loss ratio reserves for non-medical health claim reserves and improved claim management.

     In 2004, the claims and claim adjustment expense decreased by $9 million due to improved loss ratios in non-medical health claim reserves and improved claims management.

     In 2003, prior to the sale of Met P&C, the claims and claim adjustment expense increased by $28 million as a result of the re-evaluation of loss trends related to the automobile line of business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

ANNUITY CONTRACTS

                                                                    DECEMBER 31,
                                           ---------------------------------------------------------------
                                                        2005                             2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                    (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value..........................    $   2,527              N/A       $   2,039              N/A
  Net amount at risk.....................    $       1(1)           N/A       $      11(1)           N/A
  Average attained age of
     contractholders.....................     58 years              N/A        58 years              N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value..........................    $  31,646        $   3,847       $  29,834        $   2,659
  Net amount at risk.....................    $     521(1)     $      17(2)    $     735(1)     $       7(2)
  Average attained age of
     contractholders.....................     60 years         57 years        61 years         56 years
TWO TIER ANNUITIES
  General account value..................          N/A        $     299             N/A        $     301
  Net amount at risk.....................          N/A        $      36(3)          N/A        $      36(3)
  Average attained age of
     contractholders.....................          N/A         58 years             N/A         58 years

UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                                    DECEMBER 31,
                                                ----------------------------------------------------
                                                          2005                        2004
                                                ------------------------    ------------------------
                                                SECONDARY      PAID UP      SECONDARY      PAID UP
                                                GUARANTEES    GUARANTEES    GUARANTEES    GUARANTEES
                                                ----------    ----------    ----------    ----------
                                                                   (IN MILLIONS)
Account value (general and separate
  account)....................................  $   5,413     $   1,680     $   4,715     $   1,659
Net amount at risk............................  $  98,907(1)  $  15,633(1)  $  94,163(1)  $  16,830(1)
Average attained age of policyholders.........   45 years      52 years      45 years      51 years

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

(3) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                       ANNUITY CONTRACTS          UNIVERSAL AND VARIABLE
                                 ------------------------------       LIFE CONTRACTS
                                                   GUARANTEED     -----------------------
                                   GUARANTEED     ANNUITIZATION   SECONDARY     PAID UP
                                 DEATH BENEFITS     BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                 --------------   -------------   ----------   ----------   -----
                                                          (IN MILLIONS)
Balance at January 1, 2004.....       $ 8              $16           $ 6          $ 6       $ 36
Incurred guaranteed benefits...         4               (9)            4            1         --
Paid guaranteed benefits.......        (6)              --            (4)          --        (10)
                                      ---              ---           ---          ---       ----
Balance at December 31, 2004...         6                7             6            7         26
Incurred guaranteed benefits...         4               --             2            5         11
Paid guaranteed benefits.......        (2)              --            (1)          --         (3)
                                      ---              ---           ---          ---       ----
Balance at December 31, 2005...       $ 8              $ 7           $ 7          $12       $ 34
                                      ===              ===           ===          ===       ====

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
Mutual Fund Groupings
  Equity....................................................  $21,143   $18,873
  Bond......................................................    2,606     2,270
  Balanced..................................................    1,074       886
  Money Market..............................................      206       212
  Specialty.................................................      229        79
                                                              -------   -------
     TOTAL..................................................  $25,258   $22,320
                                                              =======   =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $57,406 million and $53,382 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $15,746 million and $15,125 million at December 31, 2005 and 2004, respectively. The latter category consisted primarily of Met Managed Guaranteed Interest Contracts and participating close-out contracts. The average interest rates credited on these contracts were 4.5% and 4.7% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1,058 million, $998 million and $899 million for the years ended December 31, 2005, 2004 and 2003, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2005, fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheets include $0 million, $30 million and $1 million, respectively, of the Company's proportional interest in separate accounts. At December 31, 2004, fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheets include $27 million, $20 million and $1 million, respectively, of the Company's proportional interest in separate accounts.

     For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between 1992 and 2000. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $25 million per life on single life policies and $30 million per life on survivorship policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. In addition, the Company reinsures a significant portion of the mortality risk on its universal life policies issued since 1983. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company had also protected itself through the purchase of combination risk coverage. This reinsurance coverage pooled risks from several lines of business and included individual and group life claims in excess of $2 million per policy. This combination risk coverage was commuted during 2005, resulting in a $2 million reduction in premiums and annuity considerations.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     In the Reinsurance Segment, Reinsurance Group of America, Incorporated ("RGA") retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:


                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Direct premiums earned..................................  $16,466   $15,347   $16,794
Reinsurance assumed.....................................    5,046     4,330     3,565
Reinsurance ceded.......................................   (2,256)   (2,240)   (2,260)
                                                          -------   -------   -------
Net premiums earned.....................................  $19,256   $17,437   $18,099
                                                          =======   =======   =======
Reinsurance recoveries netted against policyholder
  benefits and claims...................................  $ 1,495   $ 1,626   $ 2,032
                                                          =======   =======   =======



     Written premiums are not materially different than earned premiums presented in the preceding table.



     For the years ended December 31, 2005, 2004, and 2003, ceded and assumed include affiliated transactions of $529 million, $457 million and $436 million, respectively.


     Reinsurance recoverables, included in premiums and other receivables, were $3,796 million and $3,735 million at December 31, 2005 and 2004, respectively, including $1,261 million and $1,302 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $263 million and $100 million at December 31, 2005 and 2004, respectively.


     Included in premiums and other receivables are reinsurance due from Exeter Reassurance Company, Ltd., Texas Life Insurance Company, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company ("MLI USA"), The Travelers Insurance Company, and MetLife Investors Insurance Company related parties of $1,422 million and $269 million at December 31, 2005 and 2004.


     Included in future policy benefits, other policyholder funds, policyholder account balances, and other liabilities are reinsurance liabilities assumed from COVA Corporation, Metropolitan Tower Life Insurance Company, MetLife Investors Group, Inc., First MetLife Investors Insurance Company, MetLife Investors Insurance Company, Exeter Reassurance Company, Ltd. and Traveler's Insurance Company related parties of $1,228 million, $268 million, $389 million and $3,064 million at December 31, 2005. Included in future policy benefits, other policyholder funds, policyholder account balances, and other liabilities are reinsurance liabilities assumed from COVA Corporation, Metropolitan Tower Life Insurance Company, MetLife Investors Group, Inc., First MetLife Investors Insurance Company, MetLife Investors Insurance Company, Exeter Reassurance Company, Ltd. and Metropolitan Life and Annuity Company related parties of $863 million, $415 million, $256 million and $2,215 million at December 31, 2004.


     Effective January 1, 2005, a subsidiary of the Company, General American Life Insurance Company ("General American") entered into a reinsurance agreement to cede an in force block of business to MLI USA, an affiliate. This agreement covered certain term and universal life policies issued by General American on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, General American transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in-force as of December 31, 2004. As a result of the transfer of assets, General American recognized a realized gain of $19 million, net of income taxes. General American also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, General American ceded premiums and related fees of $192 million and ceded benefits and related costs of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$143 million for the year ended December 31, 2005. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2005 were $932 million.



     For the years ended December 31, 2005 and 2004, premiums, policyholder benefits and claims, and commission expenses include assumed related party transactions of $37 million, $106 million, and $137 million and $38 million, $50 million, and $5 million, respectively.


6.  CLOSED BLOCK

     On April 7, 2000 (the "date of demutualization"), Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.


     For the years ended December 31, 2005 and 2004, premiums, policyholder benefits and claims, and commission expenses include ceded related party transactions of $141 million, $48 million, and $550 million and $130 million, $25 million and $20 million.


     Closed block liabilities and assets designated to the closed block are as follows:

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits......................................  $42,759   $42,348
Other policyholder funds....................................      257       258
Policyholder dividends payable..............................      693       690
Policyholder dividend obligation............................    1,607     2,243
Payables for collateral under securities loaned and other
  transactions..............................................    4,289     4,287
Other liabilities...........................................      200       199
                                                              -------   -------
     Total closed block liabilities.........................   49,805    50,025
                                                              -------   -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $27,892 and $27,757, respectively)....   29,270    29,766
  Trading securities, at fair value (cost: $3 and $0,
     respectively)..........................................        3        --
  Equity securities available-for-sale, at fair value (cost:
     $1,180 and $898, respectively).........................    1,341       979
  Mortgage loans on real estate.............................    7,790     8,165
  Policy loans..............................................    4,148     4,067
  Short-term investments....................................       41       101
  Other invested assets.....................................      477       221
                                                              -------   -------
     Total investments......................................   43,070    43,299
Cash and cash equivalents...................................      512       325
Accrued investment income...................................      506       511
Deferred income taxes.......................................      902     1,002
Premiums and other receivables..............................      270       103
                                                              -------   -------
     Total assets designated to the closed block............   45,260    45,240
                                                              -------   -------
Excess of closed block liabilities over assets designated to
  the closed block..........................................    4,545     4,785
                                                              -------   -------

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
Amounts included in accumulated other comprehensive income
  (loss):
  Net unrealized investment gains, net of deferred income
     tax of $554 and $752, respectively.....................      985     1,338
  Unrealized derivative gains (losses), net of deferred
     income tax benefit of ($17) and ($31), respectively....      (31)      (55)
  Allocated to policyholder dividend obligation, net of
     deferred income tax benefit of ($538) and ($763),
     respectively...........................................     (954)   (1,356)
                                                              -------   -------
     Total amounts included in accumulated other
      comprehensive income (loss)...........................       --       (73)
                                                              -------   -------
Maximum future earnings to be recognized from closed block
  assets and liabilities....................................  $ 4,545   $ 4,712
                                                              =======   =======

     Information regarding the policyholder dividend obligation is as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Balance at beginning of year...............................  $2,243   $2,130   $1,882
Impact on revenues, net of expenses and income taxes.......      (9)     124       --
Change in unrealized investment and derivative gains
  (losses).................................................    (627)     (11)     248
                                                             ------   ------   ------
Balance at end of year.....................................  $1,607   $2,243   $2,130
                                                             ======   ======   ======

     Closed block revenues and expenses were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
Premiums...................................................  $3,062   $3,156   $3,365
Net investment income and other revenues...................   2,382    2,504    2,554
Net investment gains (losses)..............................      10      (19)    (128)
                                                             ------   ------   ------
  Total revenues...........................................   5,454    5,641    5,791
                                                             ------   ------   ------
EXPENSES
Policyholder benefits and claims...........................   3,478    3,480    3,660
Policyholder dividends.....................................   1,465    1,458    1,509
Change in policyholder dividend obligation.................      (9)     124       --
Other expenses.............................................     263      275      297
                                                             ------   ------   ------
  Total expenses...........................................   5,197    5,337    5,466
                                                             ------   ------   ------
Revenues, net of expenses before income taxes..............     257      304      325
Income taxes...............................................      90      109      118
                                                             ------   ------   ------
Revenues, net of expenses and income taxes.................  $  167   $  195   $  207
                                                             ======   ======   ======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The change in maximum future earnings of the closed block is as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Balance at end of year.....................................  $4,545   $4,712   $4,907
Balance at beginning of year...............................   4,712    4,907    5,114
                                                             ------   ------   ------
Change during year.........................................  $ (167)  $ (195)  $ (207)
                                                             ======   ======   ======

     Metropolitan Life charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of demutualization. Metropolitan Life also charges the closed block for expenses of maintaining the policies included in the closed block.

7.  DEBT

     At December 31, 2005 and 2004, debt outstanding is as follows:

                                       INTEREST RATES
                                   ----------------------                DECEMBER 31,
                                                 WEIGHTED               ---------------
                                      RANGE      AVERAGE    MATURITY     2005     2004
                                   -----------   --------   ---------   ------   ------
                                                                         (IN MILLIONS)
Surplus notes -- affiliated......     5.00%       5.00%       2007      $  800   $   --
Surplus notes....................  7.63%-7.88%    7.76%     2015-2025      696      946
Capital notes -- affiliated......     7.13%       7.13%     2032-2033      500      500
Junior subordinated debentures...     6.75%       6.75%       2065         399       --
Senior notes.....................  6.75%-7.25%    6.92%     2006-2011      300      300
Fixed rate notes.................  4.20%-6.32%    4.96%     2006-2010      102      106
Other notes with varying interest
  rates..........................  4.45%-5.89%    5.45%     2006-2012       93      133
Capital lease obligations........                                           71       65
                                                                        ------   ------
Total long-term debt.............                                        2,961    2,050
Total short-term debt............                                          453    1,445
                                                                        ------   ------
                                                                        $3,414   $3,495
                                                                        ======   ======

  LONG-TERM DEBT

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed interest rate of 6.75% until December 15, 2015. Subsequent to December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 266.5 basis points, payable quarterly until maturity in 2065.


     On December 22, 2005, the Company issued an $800 million, 5% surplus note to the Holding Company which matures on December 31, 2007.


     The Company repaid a $250 million, 7% surplus note which matured on November 1, 2005.

     The aggregate maturities of long-term debt as of December 31, 2005 for the next five years are $183 million in 2006, $837 million in 2007, $13 million in 2008, $8 million in 2009, $98 million in 2010 and $1,822 million thereafter.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Collateralized debt, which consists of capital lease obligations, ranks highest in priority; followed by unsecured senior debt which consist of senior notes, fixed rate notes, other notes with varying interest rates; followed by subordinated debt which consists of junior subordinated debentures; followed by surplus and capital notes. Payments of interest and principal on the Company's surplus notes may be made only with the prior approval of the insurance department of the state of domicile.


  SHORT-TERM DEBT

     At December 31, 2005 and 2004, the Company's short-term debt consisted of commercial paper with a weighted average interest rate of 3.3% and 2.3%, respectively. The debt was outstanding for an average of 47 days and 27 days at December 31, 2005 and 2004, respectively.

CREDIT FACILITIES AND LETTERS OF CREDIT

     The Company maintains committed and unsecured credit facilities aggregating $3.65 billion as of December 31, 2005. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. The facilities can be used for general corporate purposes and $3.0 billion of the facilities also serve as back-up lines of credit for the Company's commercial paper programs. The following table provides details on these facilities as of December 31, 2005:


                                                         COMPANY     METLIFE, INC.
                                                        LETTERS OF    LETTERS OF
                                                          CREDIT        CREDIT                    UNUSED
BORROWER(S)                    EXPIRATION    CAPACITY   ISSUANCES      ISSUANCES     DRAWDOWN   COMMITMENTS
-----------                    ----------    --------   ----------   -------------   --------   -----------
                                                             (IN MILLIONS)
MetLife, Inc., MetLife
  Funding, Inc. and
  Metropolitan Life
  Insurance Company........    April 2009     $1,500       $218          $156          $ --       $1,126
MetLife, Inc. and MetLife
  Funding, Inc.............    April 2010      1,500         --            --            --        1,500
Reinsurance Group of
  America, Incorporated....   January 2006        26         --            --            26           --
Reinsurance Group of
  America, Incorporated....     May 2007          26         --            --            26           --
Reinsurance Group of
  America, Incorporated....  September 2010      600        320            --            50          230
                                              ------       ----          ----          ----       ------
  Total....................                   $3,652       $538          $156          $102       $2,856
                                              ======       ====          ====          ====       ======



     At December 31, 2005 and 2004 the Company had outstanding $717 million and $584 million, respectively, in letters of credit from various banks, of which $538 million and $135 million, respectively were part of committed facilities. The Company's letters of credit outstanding at December 31, 2005 and 2004 all automatically renew for one year periods. Since commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.


  OTHER

     Interest expense related to the Company's indebtedness included in other expenses was $189 million, $201 million and $265 million for the years ended December 31, 2005, 2004 and 2003, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

8. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million, at both December 31, 2005 and 2004. Interest expense on these instruments is included in other expenses and was $11 million for each of the years ended December 31, 2005, 2004 and 2003.

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2005 and 2004.

9.  INCOME TAXES

     The provision for income taxes from continuing operations was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                                2005      2004     2003
                                                              --------   ------   ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $  576     $820     $321
  State and local...........................................       64       45       19
  Foreign...................................................       21        5        2
                                                               ------     ----     ----
                                                                  661      870      342
                                                               ------     ----     ----
Deferred:
  Federal...................................................      433       13      274
  State and local...........................................       11       (7)      27
  Foreign...................................................       --       --       --
                                                               ------     ----     ----
                                                                  444        6      301
                                                               ------     ----     ----
Provision for income taxes..................................   $1,105     $876     $643
                                                               ======     ====     ====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              -------   -------   ------
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $1,242    $1,084    $ 805
Tax effect of:
  Tax exempt investment income..............................     (84)      (69)    (101)
  State and local income taxes..............................      33        17       42
  Prior year taxes..........................................     (20)     (104)     (25)
  Foreign operations net of foreign income taxes............     (25)      (25)     (17)
  Other, net................................................     (41)      (27)     (61)
                                                              ------    ------    -----
Provision for income taxes..................................  $1,105    $  876    $ 643
                                                              ======    ======    =====

     The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. In 2004, the Company recorded an adjustment of $91 million for the settlement of all federal income tax issues relating to the IRS's audit of the Company's tax returns for the years 1997-1999. Such settlement is reflected in the 2004 tax expense as an adjustment to prior year taxes. The Company also received $22 million in interest on such settlement and incurred an $8 million tax expense on such settlement for a total impact to net income of $105 million. The current IRS examination covers the years 2000-2002 and the Company expects it to be completed in 2006. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income taxes have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $ 2,477   $ 2,998
  Net operating losses......................................      574       216
  Capital loss carryforwards................................       59       108
  Tax credit carryover......................................      100        --
  Litigation related........................................       62        84
  Other.....................................................       42       124
                                                              -------   -------
                                                                3,314     3,530
  Less: Valuation allowance.................................        9        16
                                                              -------   -------
                                                                3,305     3,514
                                                              -------   -------
Deferred income tax liabilities:
  Investments...............................................    1,802     1,554
  Deferred policy acquisition costs.........................    3,134     3,095
  Net unrealized investment gains...........................    1,029     1,391
  Other.....................................................       69       145
                                                              -------   -------
                                                                6,034     6,185
                                                              -------   -------
Net deferred income tax liability...........................  $(2,729)  $(2,671)
                                                              =======   =======

     Domestic net operating loss carryforwards amount to $1,614 million at December 31, 2005 and will expire beginning in 2016. Foreign net operating loss carryforwards amount to $27 million at December 31, 2005 and were generated in various foreign countries with expiration periods of five years to infinity. Capital loss carryforwards amount to $168 million at December 31, 2005 and will expire beginning in 2006. Tax credit carryforwards amount to $100 million at December 31, 2005 and will expire beginning in 2006.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2005, the Company's $7 million reduction in the deferred income tax valuation allowance resulted from the sale of the subsidiary to which the foreign net operating loss carryforwards and valuation allowance resulted.

10.  CONTINGENCIES, COMMITMENTS, AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005.

  Sales Practices Claims

     Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits generally are referred to as "sales practices claims."

     In December 1999, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, MIAC or MTL between January 1, 1982 and December 31, 1997.

     Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. In October 2000, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by New England Mutual between January 1, 1983 through August 31, 1996. A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by General American between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement.

     Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits, including lawsuits or other proceedings relating to the sale of mutual funds and other products, have been brought. As of December 31, 2005, there are approximately 338 sales practices litigation matters pending against Metropolitan Life; approximately 45 sales practices litigation matters pending against New England Mutual, New

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

England Life Insurance Company ("NELICO"), and New England Securities Corporation (collectively, "New England") and approximately 34 sales practices litigation matters pending against General American. Metropolitan Life, New England, and General American continue to defend themselves vigorously against these litigation matters. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, mutual funds and other products may be commenced in the future.

     The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life, New England and General American.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England's and General American's sales of individual life insurance policies or annuities or other products. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  Asbestos-Related Claims

     Metropolitan Life is also a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits principally have been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and have alleged that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life believes that it should not have legal liability in such cases.

     Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. Although Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse monetary judgments in respect of these claims, due to the risks and expenses of litigation, almost all past cases have been resolved by settlements. Metropolitan Life's defenses (beyond denial of certain factual allegations) to plaintiffs' claims include that: (i) Metropolitan Life owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs cannot demonstrate justifiable detrimental reliance; and (iii) plaintiffs cannot demonstrate proximate causation. In defending asbestos cases, Metropolitan Life selects various strategies depending upon the jurisdictions in which such cases are brought and other factors which, in Metropolitan Life's judgment, best protect Metropolitan Life's interests. Strategies include seeking to settle or compromise claims, motions challenging the legal or factual basis for such claims or defending on the merits at trial. Since 2002, trial courts in California, Utah, Georgia, New York, Texas, and Ohio granted motions dismissing claims against Metropolitan Life on some or all of the above grounds. Other courts have denied motions brought by Metropolitan Life to dismiss cases without the necessity of trial. There can be no assurance that Metropolitan

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Life will receive favorable decisions on motions in the future. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate.

     Metropolitan Life continues to study its claims experience, review external literature regarding asbestos claims experience in the United States and consider numerous variables that can affect its asbestos liability exposure, including bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the recorded asbestos liability.

     Bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may be resulting in an increase in the cost of resolving claims and could result in an increase in the number of trials and possible adverse verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of such bankruptcies by certain other defendants. In addition, publicity regarding legislative reform efforts may result in an increase or decrease in the number of claims.

     Metropolitan Life previously reported that it had received approximately 23,500 asbestos-related claims in 2004. In the context of reviewing in the third quarter of 2005 certain pleadings received in 2004, it was determined that there was a small undercount of Metropolitan Life's asbestos-related claims in 2004. Accordingly, Metropolitan Life now reports that it received approximately 23,900 asbestos-related claims in 2004. The total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years are set forth in the following table:

                                                         AT OR FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                       ------------------------------
                                                         2005       2004       2003
                                                       --------   --------   --------
                                                           (DOLLARS IN MILLIONS)
Asbestos personal injury claims at year end
  (approximate)......................................   100,250    108,000    111,700
Number of new claims during the year (approximate)...    18,500     23,900     58,750
Settlement payments during the year(1)...............  $   74.3   $   85.5   $   84.2

---------------

(1) Settlement payments represent payments made by Metropolitan Life during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. The ability of Metropolitan Life to estimate its ultimate asbestos exposure is subject to considerable uncertainty due to numerous factors. The availability of data is limited and it is difficult to predict with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts.

     The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Metropolitan Life increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million at December 31, 2002. This total recorded asbestos-related liability (after the self-insured retention) was within the coverage of the excess insurance policies discussed below. Metropolitan Life regularly reevaluates its exposure from asbestos litigation and has updated its liability analysis for asbestos-related claims through December 31, 2005.

     During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

     Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to Metropolitan Life at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under the excess insurance policies in 2003, 2004 and 2005 for the amounts paid with respect to asbestos litigation in excess of the retention. As the performance of the indices impacts the return in the reference fund, it is possible that loss reimbursements to the Company and the recoverable with respect to later periods may be less than the amount of the recorded losses. Such foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. If at some point in the future, the Company believes the liability for probable and reasonably estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies. The foregone loss reimbursements were approximately $8.3 million with respect to 2002 claims, $15.5 million with respect to 2003 claims and $15.1 million with respect to 2004 claims and estimated as of December 31, 2005, to be approximately $45.4 million in the aggregate, including future years.

  Demutualization Actions

     Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization, as amended (the "plan") and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions named as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the New York Superintendent of Insurance (the "Superintendent") and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. In 2003, a trial court within the commercial part of the New York State court granted the defendants' motions to dismiss two purported class actions. In 2004, the appellate court modified the trial court's order by reinstating certain claims against Metropolitan Life, the Holding Company and the individual directors. Plaintiffs in these actions have filed a consolidated amended complaint. Plaintiffs' motion to certify a litigation class is pending. Another purported class action filed in New York State court in Kings County has been consolidated with this action. The plaintiffs in the state court class actions seek compensatory relief and punitive damages. Five persons brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the Superintendent who approved the plan. In this proceeding, petitioners sought to vacate the Superintendent's Opinion and Decision and enjoin him from granting final

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

approval of the plan. On November 10, 2005, the trial court granted respondents' motions to dismiss this proceeding. Petitioners have filed a notice of appeal. In a class action against Metropolitan Life and the Holding Company pending in the United States District Court for the Eastern District of New York, plaintiffs served a second consolidated amended complaint in 2004. In this action, plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in connection with the plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. They seek rescission and compensatory damages. On June 22, 2004, the court denied the defendants' motion to dismiss the claim of violation of the Securities Exchange Act of 1934. The court had previously denied defendants' motion to dismiss the claim for violation of the Securities Act of 1933. In 2004, the court reaffirmed its earlier decision denying defendants' motion for summary judgment as premature. On July 19, 2005, this federal trial court certified a class action against Metropolitan Life and the Holding Company. Metropolitan Life and the Holding Company have filed a petition seeking permission for an interlocutory appeal from this order. On or about March 29, 2006, the United States Court of Appeals for the Second Circuit denied the petition. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

     In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

     On April 30, 2004, a lawsuit was filed in New York state court in New York County against the Holding Company and Metropolitan Life on behalf of a proposed class comprised of the settlement class in the Metropolitan Life sales practices class action settlement approved in December 1999 by the United States District Court for the Western District of Pennsylvania. In their amended complaint, plaintiffs challenged the treatment of the cost of the sales practices settlement in the demutualization of Metropolitan Life and asserted claims of breach of fiduciary duty, common law fraud, and unjust enrichment. In an order dated July 13, 2005, the court granted the defendants' motion to dismiss the action and the plaintiffs have filed a notice of appeal.

  Other

     A putative class action lawsuit which commenced in October 2000 is pending in the United States District Court for the District of Columbia, in which plaintiffs allege that they were denied certain ad hoc pension increases awarded to retirees under the Metropolitan Life retirement plan. The ad hoc pension increases were awarded only to retirees (i.e., individuals who were entitled to an immediate retirement benefit upon their termination of employment) and not available to individuals like these plaintiffs whose employment, or whose spouses' employment, had terminated before they became eligible for an immediate retirement benefit. The plaintiffs seek to represent a class consisting of former Metropolitan Life employees, or their surviving spouses, who are receiving deferred vested annuity payments under the retirement plan and who were allegedly eligible to receive the ad hoc pension increases. In September 2005, Metropolitan Life's motion for summary judgment was granted. Plaintiffs have moved for reconsideration.

     On February 21, 2006, the SEC and New England Securities Corporation ("NES"), a subsidiary of NELICO, resolved a formal investigation of NES that arose in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES previously provided restitution to the affected clients and the settlement includes additional client payments to be made by NES in the total amount of approximately $2,615,000. No penalties were imposed.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to filing MetLife, Inc's June 30, 2003 Form 10-Q, MetLife, Inc. announced a $31 million after-tax charge related to New England Financial. MetLife notified the SEC about the nature of this charge prior to its announcement. The SEC opened a formal investigation of the matter and, in December 2004, NELICO received a Wells Notice in connection with the SEC investigation. The staff of the SEC has notified NELICO that no enforcement action has been recommended against NELICO.

     In May 2003, the American Dental Association and three individual providers sued the Holding Company and/or its subsidiaries and Cigna in a purported class action lawsuit brought in a Florida federal district court. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. The Holding Company and/or its subsidiaries are vigorously defending the matter. The district court has granted in part and denied in part the defendant's motion to dismiss. The Holding Company and/or its subsidiaries has filed another motion to dismiss. The court has issued a tag-along order, related to a medical managed care trial, which will stay the lawsuit indefinitely.

     In a lawsuit commenced in June 1998, a New York state court granted in 2004 plaintiffs' motion to certify a litigation class of owners of certain participating life insurance policies and a sub-class of New York owners of such policies in an action asserting that Metropolitan Life breached their policies and violated New York's General Business Law in the manner in which it allocated investment income across lines of business during a period ending with the 2000 demutualization. Plaintiffs sought compensatory damages. In January 2006, the appellate court reversed the class certification order. On November 23, 2005, the trial court issued a Memorandum Decision granting Metropolitan Life's motion for summary judgment. Plaintiffs have filed a notice of appeal of the trial's court's decision.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. As previously reported, in May 2004, General American received a Wells Notice stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     On April 10, 2006, the SEC and Metropolitan Life resolved a formal investigation of Metropolitan Life relating to certain sales by a former Company sales representative to the Sheriff's Department of Fulton County, Georgia. Metropolitan Life previously provided partial restitution to the Fulton County Sheriff's office, and the settlement includes a payment to the SEC of a $250,000 fine.

     The Holding Company and/or affiliates has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and the Holding Company and/or affiliates, whether the Holding Company and/or affiliates has provided or is aware of the provision of "fictitious" or "inflated" quotes, and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, the Attorney General for the State of New York was advised that the Holding

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company and/or affiliates was not aware of any instance in which the Holding Company and/or affiliates had provided a "fictitious" or "inflated" quote. The Holding Company and/or affiliates also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents including contingent commission payments to brokers and the Holding Company and/or affiliates' awareness of any "sham" bids for business. The Holding Company and/or affiliates also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that were submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom were submitted such bids or quotes, and communications with a certain broker. The Holding Company and/or affiliates has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on the Holding Company and/or affiliates asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on the Holding Company and/or affiliates seeking, among other things, copies of materials produced in response to the subpoenas discussed above. The Holding Company and/or affiliates has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on the Holding Company and/or affiliates seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents regarding a broker and certain Ohio public entity groups. The Holding Company and/or affiliates continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. The Holding Company and/or affiliates are continuing to conduct an internal review of its commission payment practices.

     Approximately sixteen broker-related lawsuits in which the Holding Company and/or affiliates was named as a defendant were filed. Voluntary dismissals and consolidations have reduced the number of pending actions to four. In one of these, the California Insurance Commissioner is suing in California state court Metropolitan Life, Paragon Life Insurance Company and other companies alleging that the defendants violated certain provisions of the California Insurance Code. Another of these actions is pending in a multi-district proceeding established in the federal district court in the District of New Jersey. In this proceeding, plaintiffs have filed an amended class action complaint consolidating the claims from separate actions that had been filed in or transferred to the District of New Jersey. The consolidated amended complaint alleges that the Holding Company, Metropolitan Life, several other insurance companies and several insurance brokers violated RICO, ERISA, and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. Plaintiffs seek to represent classes of employers that established employee benefit plans and persons who participated in such employee benefit plans. A motion for class certification has been filed. Plaintiffs in several other actions have voluntarily dismissed their claims. The Holding Company and/or affiliates intends to vigorously defend these cases.

     In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and other inquiries may begin. It is reasonably possible that the Holding Company and/or affiliates will receive additional subpoenas, interrogatories, requests and lawsuits. The Holding Company and/or affiliates will fully cooperate with all regulatory inquiries and intends to vigorously defend all lawsuits.

     The Holding Company has received a subpoena from the Connecticut Attorney General requesting information regarding its participation in any finite reinsurance transactions. The Holding Company and/or

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

affiliates has also received information requests relating to finite insurance or reinsurance from other regulatory and governmental authorities. The Holding Company and/or affiliates believe it has appropriately accounted for its transactions of this type and intends to cooperate fully with these information requests. The Company believes that a number of other industry participants have received similar requests from various regulatory and governmental authorities. It is reasonably possible that Holding Company and/or affiliates may receive additional requests. The Holding Company and any such affiliates will fully cooperate with all such requests.

     The NASD staff notified NES that it has made a preliminary determination to file charges of violations of the NASD's and the SEC's rules. The pending investigation was initiated after NES and certain affiliates reported to the NASD that a limited number of mutual fund transactions processed by firm representatives and at the firms' consolidated trading desk, during the period April through December 2003, had been received from customers after 4:00 p.m., Eastern time, and received the same day's net asset value. The potential charges of violations of the NASD's and the SEC's rules relate to the processing of transactions received after 4:00 p.m., the firms' maintenance of books and records, supervisory procedures and responses to the NASD's information requests. Under the NASD's procedures, the firm has submitted a response to the NASD staff. The NASD staff has not made a formal recommendation regarding whether any action alleging violations of the rules should be filed. NES continues to cooperate fully with the NASD.

     In February 2006, the Company learned that the SEC commenced a formal investigation of NES in connection with the suitability of its sales of various universal life insurance policies. The Company believes that others in the insurance industry are the subject of similar investigations by the SEC. NES is cooperating fully with the SEC.

     Metropolitan Life also has been named as a defendant in a number of silicosis, welding and mixed dust cases in various states. The Company intends to defend itself vigorously against these cases.

     Various litigation, including purported or certified class actions, and various claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  Summary

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were $1 million for the year ended December 31, 2005. There were no assessments levied against the Company for the years ended December 31, 2004 and 2003. The Company maintained a liability of $48 million, and a related asset for premium tax offsets of $34 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers.

  IMPACT OF HURRICANES

     On August 29, 2005, Hurricane Katrina made landfall in the states of Louisiana, Mississippi and Alabama causing catastrophic damage to these coastal regions. As of December 31, 2005, the Institutional segment recorded net losses of $14 million, net of income taxes and reinsurance recoverables related to the catastrophe.

     Additional hurricane-related losses may be recorded in future periods as claims are received from insureds. Based on information currently known by management, it does not believe that additional claim losses resulting from the hurricane will have a material adverse impact on the Company's consolidated financial statements.

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                            RENTAL   SUBLEASE    RENTAL
                                                            INCOME    INCOME    PAYMENTS
                                                            ------   --------   --------
                                                                   (IN MILLIONS)
2006......................................................   $418      $18        $174
2007......................................................   $376      $14        $152
2008......................................................   $309      $11        $122
2009......................................................   $251      $ 5        $101
2010......................................................   $199      $ 4        $ 86
Thereafter................................................   $595      $10        $485

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,956 million and $1,320 million at December 31, 2005

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2,603 million and $1,161 million at December 31, 2005 and 2004, respectively.

  OTHER COMMITMENTS


     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and is purchasing the shares in the open market over the subsequent few months to return to the lenders. RGA will either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock.


GUARANTEES

     In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $1.7 billion, with a cumulative maximum of $3.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In the first quarter of 2005, the Company recorded a liability of $4 million with respect to indemnities provided in connection with a certain disposition. The approximate term for this liability is 18 months. The maximum potential amount of future payments the Company could be required to pay under these indemnities is approximately $500 million. Due to the uncertainty in assessing changes to the liability over the term, the liability on the Company's consolidated balance sheets will remain until either expiration or settlement of the guarantee unless evidence clearly indicates that the estimates should be revised. The Company's recorded liabilities at December 31, 2005 for indemnities, guarantees and commitments were

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$4 million. The Company had no liability at December 31, 2004 for indemnities, guarantees and commitments.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $444 million at December 31, 2005. The credit default swaps expire at various times during the next six years.

11.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company has both qualified and non-qualified defined benefit pension plans that together cover eligible employees and sales representatives of the Company. The Company is both the sponsor and administrator of the Metropolitan Life Retirement Plan for United States Employees and the Metropolitan Life Auxiliary Plan, (collectively "the Plans"). The Plans cover eligible employees and retirees of the sponsor and its participating affiliates. Participating affiliates have no legal obligation for benefits under the Plans; however, participating affiliates are allocated a proportionate share of net expense related to the Plans. The Company's proportionate share of net expense related to the Plans was $134 million or 95%. Other defined benefit pension plans are sponsored and administered by subsidiaries of the Company and the related expense is immaterial to the Company. Retirement benefits under the plans are based upon years of credited service and final average or career average earnings history.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through insurance contracts. The Company is both the sponsor and administrator of the Postretirement Health and Life Plan, ("the Postretirement Plan"). The Postretirement Plan covers eligible employees and retirees of the sponsor and its participating affiliates who were hired prior to 2003 (or, in certain cases, rehired during or after 2003). Participating affiliates have no legal obligation for benefits under the Postretirement Plan; however, participating affiliates are allocated a proportionate share of net expense related to the Postretirement Plan. The Company's proportionate share of net expense related to the Postretirement Plan was $60 million or 87% for the year ended December 31, 2005. Other postretirement plans are sponsored and administered by subsidiaries of the Company and the related expense is immaterial to the Company. Substantially all of the employees of the Company and its participating affiliates may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company or its participating affiliates.

     A December 31 measurement date is used for all of the defined benefit pension and other postretirement benefit plans.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                  DECEMBER 31,
                                                    ----------------------------------------
                                                                        OTHER POSTRETIREMENT
                                                    PENSION BENEFITS          BENEFITS
                                                    -----------------   --------------------
                                                     2005      2004       2005        2004
                                                    -------   -------   ---------   --------
                                                                 (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of
  year............................................  $5,481    $5,233     $ 1,962     $2,078
  Service cost....................................     141       128          36         31
  Interest cost...................................     315       308         120        118
  Plan participants' contributions................      --        --          28         25
  Acquisitions and divestitures...................      --        (3)          1         --
  Actuarial losses (gains)........................      90       143         168       (139)
  Change in benefits..............................      --        --           3          2
  Benefits paid...................................    (310)     (328)       (158)      (153)
                                                    ------    ------     -------     ------
Projected benefit obligation at end of year.......   5,717     5,481       2,160      1,962
                                                    ------    ------     -------     ------
Change in plan assets:
Contract value of plan assets at beginning of
  year............................................   5,351     4,690       1,059      1,001
  Actual return on plan assets....................     397       410          61         95
  Acquisitions and divestitures...................      --        (3)         --         --
  Employer contribution...........................       3       524           1          1
  Benefits paid...................................    (280)     (270)        (30)       (38)
                                                    ------    ------     -------     ------
Fair value of plan assets at end of year..........   5,471     5,351       1,091      1,059
                                                    ------    ------     -------     ------
Underfunded.......................................    (246)     (130)     (1,069)      (903)
Unrecognized net asset at transition..............      --        --          --         --
Unrecognized net actuarial losses.................   1,526     1,506         376        198
Unrecognized prior service cost...................      52        68        (123)      (164)
                                                    ------    ------     -------     ------
Prepaid (accrued) benefit cost....................  $1,332    $1,444     $  (816)    $ (869)
                                                    ======    ======     =======     ======
Qualified plan prepaid pension cost...............  $1,689    $1,777     $    --     $   --
Non-qualified plan accrued pension cost...........    (435)     (477)       (816)      (869)
Intangible assets.................................      12        14          --         --
Accumulated other comprehensive loss..............      66       130          --         --
                                                    ------    ------     -------     ------
Prepaid (accrued) benefit cost....................  $1,332    $1,444     $  (816)    $ (869)
                                                    ======    ======     =======     ======

     The prepaid (accrued) benefit cost for pension benefits presented in the above table consists of prepaid benefit costs of $1,691 million and $1,778 million as of December 31, 2005 and 2004, respectively, and accrued benefit costs of $359 million and $334 million as of December 31, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                       NON-QUALIFIED
                                     QUALIFIED PLAN        PLAN             TOTAL
                                     ---------------   -------------   ---------------
                                      2005     2004    2005    2004     2005     2004
                                     ------   ------   -----   -----   ------   ------
                                                       (IN MILLIONS)
Aggregate fair value of plan assets
  (principally Company
  contracts).......................  $5,471   $5,351   $  --   $  --   $5,471   $5,351
Aggregate projected benefit
  obligation.......................   5,209    4,957     508     524    5,717    5,481
                                     ------   ------   -----   -----   ------   ------
Over (under) funded................  $  262   $  394   $(508)  $(524)  $ (246)  $ (130)
                                     ======   ======   =====   =====   ======   ======

     The accumulated benefit obligation for all defined benefit pension plans was $5,308 million and $5,111 million at December 31, 2005 and 2004, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets:

                                                              2005    2004
                                                              -----   -----
                                                              (IN MILLIONS)
Projected benefit obligation................................  $530    $542
Accumulated benefit obligation..............................  $442    $476
Fair value of plan assets...................................  $ 16    $ 14

     Information for pension and other postretirement plans with a projected benefit obligation in excess of plan assets:

                                                                DECEMBER 31,
                                                        -----------------------------
                                                                           OTHER
                                                          PENSION     POSTRETIREMENT
                                                         BENEFITS        BENEFITS
                                                        -----------   ---------------
                                                        2005   2004    2005     2004
                                                        ----   ----   ------   ------
                                                                (IN MILLIONS)
Projected benefit obligation..........................  $530   $542   $2,160   $1,962
Fair value of plan assets.............................  $ 16   $ 14   $1,091   $1,059

     The components of net periodic benefit cost were as follows:

                                                                  OTHER POSTRETIREMENT
                                            PENSION BENEFITS            BENEFITS
                                          ---------------------   ---------------------
                                          2005    2004    2003    2005    2004    2003
                                          -----   -----   -----   -----   -----   -----
                                                          (IN MILLIONS)
Service cost............................  $ 141   $ 128   $ 122   $ 36    $ 31    $ 38
Interest cost...........................    315     308     311    120     118     122
Expected return on plan assets..........   (443)   (425)   (331)   (78)    (77)    (71)
Amortization of prior actuarial
  losses................................    116     102      86     14       7       8
Amortization of prior service cost......     16      16      16    (18)    (19)    (20)
Curtailment cost........................     --      --      10     --      --       3
                                          -----   -----   -----   ----    ----    ----
Net periodic benefit cost...............  $ 145   $ 129   $ 214   $ 74    $ 60    $ 80
                                          =====   =====   =====   ====    ====    ====

     The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Prescription Drug Act"). The other postretirement benefit plan accumulated benefit obligation were remeasured effective July 1, 2004

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in order to determine the effect of the expected subsidies on net periodic other postretirement benefit cost. As a result, the accumulated other postretirement benefit obligation was reduced by $213 million at July 1, 2004 and net periodic other postretirement benefit cost from July 1, 2004 through December 31, 2004 was reduced by $17 million. The reduction of net periodic benefit cost was due to reductions in service cost of $3 million, interest cost of $6 million, and amortization of prior actuarial loss of $8 million.

     The reduction in the accumulated postretirement benefit obligation related to the Prescription Drug Act was $298 million and $230 million as of December 31, 2005 and 2004, respectively. For the year ended December 31, 2005, the reduction of net periodic postretirement benefit cost was $45 million, which was due to reductions in service cost of $6 million, interest cost of $16 million and amortization of prior actuarial loss of $23 million. An additional $23 million reduction in the December 31, 2005 accumulated other postretirement benefit obligation is the result of an actuarial loss recognized during the year resulting from updated assumptions including a January 1, 2005 participant census and new claims cost experience and the effect of a December 31, 2005 change in the discount rate.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                                              OTHER
                                                                         POSTRETIREMENT
                                                     PENSION BENEFITS       BENEFITS
                                                     -----------------   ---------------
                                                      2005      2004      2005     2004
                                                     -------   -------   ------   ------
Weighted average discount rate.....................   5.80%     5.86%    5.79%    5.86%
Rate of compensation increase......................   4%-8%     4%-8%      N/A      N/A

     Assumptions used in determining net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                  ------------------------------------------------------
                                    PENSION BENEFITS      OTHER POSTRETIREMENT BENEFITS
                                  ---------------------   ------------------------------
                                  2005    2004    2003      2005       2004       2003
                                  -----   -----   -----   --------   --------   --------
Weighted average discount
  rate..........................  5.85%   6.10%   6.75%    5.83%      6.74%      6.74%
Weighted average expected rate
  of return on plan assets......  8.49%   8.49%   8.50%    7.50%      7.91%      7.77%
Rate of compensation increase...  4%-8%   4%-8%   4%-8%      N/A        N/A        N/A

     The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. The weighted expected return on plan assets for use in that plan's valuation in 2006 is currently anticipated to be 8.25% for pension benefits and other postretirement medical benefits and 6.25% for other postretirement life benefits.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The assumed health care cost trend rates used in measuring the accumulated other postretirement benefit obligation were as follows:

                                                       DECEMBER 31,
                                     -------------------------------------------------
                                               2005                      2004
                                     ------------------------   ----------------------
Pre-Medicare eligible claims.......   9.5% down to 5% in 2014    8% down to 5% in 2010
Medicare eligible claims...........  11.5% down to 5% in 2018   10% down to 5% in 2014

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                              ONE PERCENT   ONE PERCENT
                                                               INCREASE      DECREASE
                                                              -----------   -----------
                                                                    (IN MILLIONS)
Effect on total of service and interest cost components.....     $ 15          $ (12)
Effect of accumulated postretirement benefit obligation.....     $182          $(153)

  PLAN ASSETS

     The weighted average allocation of pension plan and other postretirement benefit plan assets is as follows:

                                                                     DECEMBER 31,
                                                             ----------------------------
                                                                               OTHER
                                                               PENSION     POSTRETIREMENT
                                                              BENEFITS        BENEFITS
                                                             -----------   --------------
                                                             2005   2004   2005     2004
                                                             ----   ----   -----    -----
ASSET CATEGORY
Equity securities..........................................   47%    50%     42%      41%
Fixed maturities...........................................   37%    36%     53%      57%
Other (Real Estate and Alternative Investments)............   16%    14%      5%       2%
                                                             ---    ---     ---      ---
  Total....................................................  100%   100%    100%     100%
                                                             ===    ===     ===      ===

     The weighted average target allocation of pension plan and other postretirement benefit plan assets for 2006 is as follows:

                                                                          OTHER POSTRETIREMENT
                                                       PENSION BENEFITS         BENEFITS
                                                       ----------------   --------------------
ASSET CATEGORY
Equity securities....................................      30%-65%              30%-45%
Fixed maturities.....................................      20%-70%              45%-70%
Other (Real Estate and Alternative Investments)......       0%-25%               0%-10%

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

     The account values of the group annuity and life insurance contracts issued by the Company were $6,471 million and $6,335 million as of December 31, 2005 and 2004, respectively. Total revenue from these contracts recognized in the consolidated statements of income was $28 million, $28 million and $90 million for the years ended December 31, 2005, 2004 and 2003, respectively, and includes policy charges, net investment income from investments backing the contracts and administrative fees. Total investment income, including

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

realized and unrealized gains and losses, credited to the account balances were $460 million, $519 million and $776 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties which are similarly situated.

  CASH FLOWS

     The Company expects to contribute $186 million to its pension plans and $126 million to its other postretirement benefit plans during 2006.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                                                          OTHER POSTRETIREMENT
                                                       PENSION BENEFITS         BENEFITS
                                                       ----------------   --------------------
                                                                    (IN MILLIONS)
2006.................................................       $  318                $126
2007.................................................       $  323                $132
2008.................................................       $  334                $137
2009.................................................       $  348                $142
2010.................................................       $  352                $148
2011-2015............................................       $1,968                $820

     Gross subsidy payments expected to be received for the next ten years under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 are as follows:

                                                              OTHER POSTRETIREMENT
                                                                    BENEFITS
                                                              --------------------
                                                                 (IN MILLIONS)
2006........................................................          $11
2007........................................................          $12
2008........................................................          $13
2009........................................................          $13
2010........................................................          $14
2011-2015...................................................          $83

  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which a portion of employee contributions are matched. The Company contributed $62 million, $55 million and $49 million for the years ended December 31, 2005, 2004 and 2003, respectively.

12.  EQUITY

  PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     On December 16, 2003, the Holding Company contributed 2,532,600 shares of RGA's common stock to a subsidiary of the Company in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     On December 21, 2004, the Holding Company contributed the 93,402 Preferred Shares to a subsidiary of the Company. The subsidiary of the Company retired the shares and recorded a contribution of capital of $93 million from MetLife, Inc.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, Metropolitan Life is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a cash dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Insurance (the "Superintendent") and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The New York State Department of Insurance has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. During the years ended December 31, 2005, 2004 and 2003, Metropolitan Life paid to the Holding Company $880 million, $797 million and $698 million, respectively, in ordinary dividends, the maximum amount which could be paid to the Holding Company without prior regulatory approval, and an additional $2,320 million, $0 million and $750 million, respectively, in special dividends, as approved by the Superintendent. The maximum amount of the dividend which Metropolitan Life may pay to the Holding Company in 2006 without prior regulatory approval is $863 million.

     Stockholder dividends or other distributions proposed to be paid by NELICO to its parent, Metropolitan Life, must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions, together with other dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. Since NELICO's statutory unassigned funds surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner. NELICO paid no common stockholder dividends for the years ended December 31, 2005, 2004 and 2003.

     For the years ended December 31, 2005, 2004, and 2003, Metropolitan Life received dividends from subsidiaries of $77 million, $14 million and $32 million, respectively.

  STOCK COMPENSATION PLANS

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted may be in the form of non-qualified stock options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards, and Stock-Based Awards (each as defined in the 2005 Stock
Plan). The Stock Incentive Plan, 2005 Stock Plan and the Long-Term Performance Compensation Plan ("LTPCP"), as described below, are hereinafter collectively referred to as the "Incentive Plans."

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate number of Holding Company shares reserved for issuance under the 2005 Stock Plan is 68,000,000 plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of stock options. At the commencement of the 2005 Stock Plan, additional shares carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 11,917,472. Each share issued under the 2005 Stock Plan in connection with a stock option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than stock options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by
1.179 shares.

     All stock options granted have an exercise price equal to the fair market value price of the Holding Company's common stock on the date of grant, and a maximum term of ten years. Certain stock options granted under the Stock Incentive Plan and the 2005 Stock Plan become exercisable over a three year period commencing with the date of grant, while other stock options become exercisable three years after the date of grant.

     MetLife, Inc. allocated 92%, 91%, and 100% of stock option expense to the Company in each of the years ended December 31, 2005, 2004 and 2003, respectively. Options outstanding attributable to the expense allocated to Company were as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                   ------------------------------------
                                                      2005         2004         2003
                                                   ----------   ----------   ----------
Outstanding Options..............................  22,249,654   21,428,975   20,213,034
Exercisable Options..............................  14,014,006   12,576,753    4,484,271

     Effective January 1, 2003, MetLife, Inc. and the Company elected to prospectively apply the fair value method of accounting for stock options granted by the Holding Company subsequent to December 31, 2002. As permitted under SFAS 148, stock options granted prior to January 1, 2003 will continue to be accounted for under APB 25. Had compensation expense for grants awarded prior to January 1, 2003 been determined based on fair value at the date of grant in accordance with SFAS 123, the Company's net income would have been reduced to the following pro forma amounts:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Net income.................................................  $3,253   $2,239   $2,001
Add: Stock option-based employee compensation expense
  included in reported net income, net of income taxes.....      30       24       11
Deduct: Total stock option-based employee compensation
  determined under fair value based method for all awards,
  net of income taxes......................................     (32)     (42)     (40)
                                                             ------   ------   ------
Pro forma net income(1)....................................  $3,251   $2,221   $1,972
                                                             ======   ======   ======

---------------

(1) The pro forma earnings disclosures are not necessarily representative of the effects on net income in future years.

     Prior to January 1, 2005, the Black-Scholes model was used to determine the fair value of options granted as recognized in the financial statements or as reported in the pro forma disclosure above. The fair value of stock options issued on or after January 1, 2005 was estimated on the date of grant using a binomial lattice model. The Company made this change because lattice models produce more accurate option values due to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the ability to incorporate assumptions about employee exercise behavior resulting from changes in the price of the underlying shares. In addition, lattice models allow for changes in critical assumptions over the life of the option in comparison to closed-form models like Black-Scholes, which require single-value assumptions at the time of grant.

     The expected volatility used in the binomial lattice model is based on an analysis of historical prices of the Holding Company's stock and options on the Holding Company's shares traded on the open market. The Company used a weighted-average of the implied volatility for traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly share prices. The Company chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the Holding Company's shares rather than on daily price movements.

     The risk-free rate is based on observed interest rates for instruments with maturities similar to the expected term of the employee stock options. The Black-Scholes model requires a single spot rate, therefore the weighted-average of these rates for all grants in the year indicated is presented in the table below. The binomial lattice model allows for the use of different rates for different years. The table below presents the range of imputed forward rates for US Treasury Strips that was input over the contractual term of the options.

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying shares as of the valuation date, adjusted for any expected future changes in the dividend rate. For options valued using the binomial lattice model during the year ended December 31, 2005, the dividend yield as of the measurement date was held constant throughout the life of the option.

     Use of the Black-Scholes model requires an input of the expected life of the options, or the average number of years before options will be exercised or expired. The Company's management estimated expected life using the historical average years to exercise or cancellation and average remaining years outstanding for vested options. Alternatively, the binomial model used by the Company incorporates the contractual term of the options and then considers expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in the Company's binomial lattice model is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of options granted at which employees are expected to exercise. The exercise multiple is derived from actual historical exercise activity.

     The following weighted-average assumptions, with the exception of risk-free rates used in 2005 which are expressed as a range, were used in the applicable option-pricing model to determine the fair value of stock options issued for the:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                             2005       2004    2003
                                                          -----------   -----   -----
Dividend yield..........................................         1.20%   0.70%   0.79%
Risk-free rate of return................................   3.33%-4.70%   3.69%   3.62%
Volatility..............................................        23.23%  34.85%  38.56%
Expected life (years)...................................            6       6       6
Exercise multiple.......................................         1.48     N/A     N/A
Post-vesting termination rate...........................         5.19%    N/A     N/A
Contractual term (years)................................           10     N/A     N/A

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
Weighted average fair value of options granted.............  $10.09   $13.25   $10.41
                                                             ======   ======   ======

     Certain levels of Company management also received awards of long-term stock-based compensation. Under the LTPCP, awards are payable in their entirety at the end of a three-year performance period. Each participant was assigned a target compensation amount at the inception of the performance period with the final compensation amount determined based on the total shareholder return on the Holding Company's stock over the three-year performance period, subject to limited further adjustment approved by the Holding Company's Board of Directors. Final awards may be paid in whole or in part with shares of the Holding Company's stock, as approved by the Holding Company's Board of Directors. Beginning in 2005, no further LTPCP target compensation amounts were set. Instead, certain members of management were awarded Performance Shares under the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a factor of 0.0 to
2.0. The factor applied is based on measurements of the Holding Company's performance with respect to (i) change in annual net operating earnings per share; and (ii) proportionate total shareholder return, as defined, with reference to the three-year performance period relative to other companies in the Standard and Poor's Insurance Index with reference to the same three-year period. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will be payable entirely in shares of the Holding Company's stock. On April 15, 2005, 995,150 Performance Shares were awarded to members of Company management, for which the total fair value on the date of grant was approximately $38 million. For the years ended December 31, 2005, 2004 and 2003, compensation expense related to the LTPCP and Performance Shares was $65 million, $45 million, and $42 million, respectively.

     For the years ended December 31, 2005, 2004 and 2003, the aggregate stock-based compensation expense related to the Incentive Plans was $112 million, $82 million and $60 million, respectively, including stock-based compensation for non-employees of $235 thousand, $468 thousand and $550 thousand, respectively.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life and each of its U.S. insurance subsidiaries exceeded the minimum risk-based capital requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of Metropolitan Life and its insurance subsidiaries.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net income of Metropolitan Life, a New York domiciled insurer, was $2,155 million, $2,648 million and $2,169 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the New York State Department of Insurance, was $8,639 million and $8,804 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2005      2004     2003
                                                             --------   ------   ------
                                                                   (IN MILLIONS)
Holding gains on investments arising during the year.......  $(2,222)   $ 520    $ 814
Income tax effect of holding gains.........................      837     (182)    (335)
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income...........................................     (148)    (236)     332
  Amortization of premiums and accretion of discounts
     associated with investments...........................     (186)      (3)    (152)
  Income tax effect........................................      126       86      (72)
Allocation of holding losses on investments relating to
  other policyholder amounts...............................    1,580     (284)    (576)
Income tax effect of allocation of holding losses to other
  policyholder amounts.....................................     (596)     102      228
Unrealized investment gains of subsidiary at date of
  sale.....................................................       15       --      269
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale...............................       (5)      --      (94)
                                                             -------    -----    -----
Net unrealized investment gains (losses)...................     (599)       3      414
                                                             -------    -----    -----
Foreign currency translation adjustments arising during the
  year.....................................................      (54)      79      174
Reclassification adjustment for sale of investment in
  foreign operation........................................        5       --       --
                                                             -------    -----    -----
Foreign currency translation adjustment....................      (49)      79      174
Minimum pension liability adjustment.......................       89       (2)     (82)
                                                             -------    -----    -----
Other comprehensive income (losses)........................  $  (559)   $  80    $ 506
                                                             =======    =====    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Compensation............................................  $ 2,235   $ 2,205   $ 2,305
Commissions.............................................    1,278     1,729     1,694
Interest and debt issue costs...........................      245       183       313
Amortization of DAC and VOBA............................    1,385     1,145     1,386
Capitalization of DAC...................................   (1,619)   (1,817)   (1,982)
Rent, net of sublease income............................      227       216       226
Minority interest.......................................      181       168       119
Other...................................................    1,785     1,754     1,710
                                                          -------   -------   -------
  Total other expenses..................................  $ 5,717   $ 5,583   $ 5,771
                                                          =======   =======   =======

14.  BUSINESS SEGMENT INFORMATION

     The Company provides insurance and financial services to customers in the United States, Canada and Asia. At December 31, 2005 and 2004, the Company's business is divided into three operating segments: Institutional, Individual and Reinsurance, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Auto & Home, operated through Met P&C, was sold to the Holding Company in October 2003. See Note 1. The Company's international operations, consisting of the Company's Canadian branch and a joint venture in China, are reported in Corporate & Other for the years ended December 31, 2005 and 2004. For the year ended December 31, 2003, the Company's international operations were reported in a separate International segment. MetLife Indonesia was reported in Corporate & Other through the date of sale, September 29, 2005. See Note 16.

     On July 1, 2005, the Holding Company completed the acquisition of The Travelers Insurance Company ("TIC"), excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). In connection with the Travelers acquisition by the Holding Company, management realigned certain products and services within its segments to better conform to the way it manages and assesses the business. Accordingly, all prior period segment results have been adjusted to reflect such product reclassifications. Also, in connection with the Travelers acquisition by the Holding Company, management has utilized its economic capital model to evaluate the deployment of capital based upon the unique and specific nature of the risks inherent in the Company's existing and newly acquired businesses and has adjusted such allocations based upon this model.

     Economic Capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The Economic Capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process a portion of net investment income is credited to the segments based on the level of allocated equity.

     Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

protection and asset accumulation products, including life insurance, annuities and mutual funds. Through the Company's majority-owned subsidiary, RGA, Reinsurance provides reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets. Auto & Home provides personal lines property and casualty insurance, including private passenger automobile, homeowners and personal excess liability insurance in 2003. International provided life insurance, accident and health insurance, annuities and retirement & savings products to both individuals and groups in 2003.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up and run-off entities, the Company's ancillary international operations in 2005 and 2004, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. Additionally, the Company's asset management business, including amounts reported as discontinued operations, is included in the results of operations for Corporate & Other. See
Note 16 for disclosures regarding discontinued operations, including real estate.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2005, 2004 and 2003. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding net investment gains (losses), net of income taxes, adjustments related to net investment gains (losses), net of income taxes, the impact from the cumulative effect of changes in accounting, net of income taxes and discontinued operations, other than discontinued real estate, net of income taxes. Scheduled periodic settlement payments on derivative instruments not qualifying for hedge accounting are included in net investment gains (losses). The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

                                                                                  CORPORATE &
YEAR ENDED DECEMBER 31, 2005           INSTITUTIONAL   INDIVIDUAL   REINSURANCE    OTHER(1)      TOTAL
----------------------------           -------------   ----------   -----------   -----------   --------
                                                                 (IN MILLIONS)
Premiums.............................    $ 11,271       $  4,113      $ 3,869       $     3     $ 19,256
Universal life and investment-type
  product policy fees................         753          1,193           --             2        1,948
Net investment income................       5,249          5,558          606           337       11,750
Other revenues.......................         642             92           58            28          820
Net investment gains (losses)........          76             83           22            (2)         179
Policyholder benefits and claims.....      12,448          4,823        3,206           (32)      20,445
Interest credited to policyholder
  account balances...................       1,347          1,029          220            --        2,596
Policyholder dividends...............           1          1,644           --             2        1,647
Other expenses.......................       2,199          2,173          991           354        5,717
Income from continuing operations
  before provision for income
  taxes..............................       1,996          1,370          138            44        3,548
Income from discontinued operations,
  net of income taxes................         162            295           --           353          810
Cumulative effect of a change in
  accounting, net of income taxes....          --             --           --            --           --
Net income...........................       1,491          1,176           92           494        3,253
Total assets.........................     139,680        141,201       16,049        10,396      307,326
DAC and VOBA.........................       1,098          7,513        2,815            12       11,438
Separate account assets..............      42,063         31,075           14            --       73,152
Policyholder liabilities.............      78,011         86,565       11,751           278      176,605
Separate account liabilities.........      42,063         31,075           14            --       73,152

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                                CORPORATE &
YEAR ENDED DECEMBER 31, 2004                         INSTITUTIONAL   INDIVIDUAL   REINSURANCE    OTHER(1)      TOTAL
----------------------------                         -------------   ----------   -----------   -----------   --------
                                                                               (IN MILLIONS)
Premiums...........................................    $ 10,037       $  4,046      $ 3,348       $     6     $ 17,437
Universal life and investment-type product policy
  fees.............................................         710          1,299           --            --        2,009
Net investment income..............................       4,580          5,352          538           348       10,818
Other revenues.....................................         654            131           56            21          862
Net investment gains (losses)......................         162             85           59           (24)         282
Policyholder benefits and claims...................      11,172          4,836        2,694            34       18,736
Interest credited to policyholder account
  balances.........................................       1,014          1,131          212            --        2,357
Policyholder dividends.............................          --          1,634            1             1        1,636
Other expenses.....................................       1,972          2,348          957           306        5,583
Income from continuing operations before provision
  for income taxes.................................       1,985            964          137            10        3,096
Income from discontinued operations, net of income
  taxes............................................          19             22           --            30           71
Cumulative effect of a change in accounting, net of
  income taxes.....................................         (59)             9           --            (2)         (52)
Net income.........................................       1,267            682           91           199        2,239
Total assets.......................................     132,832        137,756       13,850        15,550      299,988
DAC and VOBA.......................................         997          7,485        2,567            13       11,062
Separate account assets............................      40,462         28,045           14           (14)      68,507
Policyholder liabilities...........................      72,934         86,175       10,464           240      169,813
Separate account liabilities.......................      40,462         28,045           14           (14)      68,507

                                                                               CORPORATE &                      AUTO &
YEAR ENDED DECEMBER 31, 2003        INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER      INTERNATIONAL(1)   HOME(2)    TOTAL
----------------------------        -------------   ----------   -----------   -----------   ----------------   -------   -------
                                                                            (IN MILLIONS)
Premiums..........................     $ 9,063        $4,221       $2,648         $ (6)            $ 5          $2,168    $18,099
Universal life and investment-type
  product policy fees.............         658         1,262           --           --              --              --      1,920
Net investment income.............       4,144         5,421          431          104              48             119     10,267
Other revenues....................         618           240           47           38              14              23        980
Net investment gains (losses).....        (289)         (303)          62           16              (8)             (4)      (526)
Policyholder benefits and
  claims..........................      10,022         4,844        2,109           (4)             15           1,604     18,590
Interest credited to policyholder
  account balances................         973         1,222          184           --              --              --      2,379
Policyholder dividends............          (1)        1,698           --           (1)              3              --      1,699
Other expenses....................       1,853         2,425          764          140              17             572      5,771
Income from continuing operations
  before provision for income
  taxes...........................       1,347           652          131           17              24             130      2,301
Income from discontinued
  operations, net of income
  taxes...........................          49            51           --          274              (5)             --        369
Cumulative effect of a change in
  accounting, net of income
  taxes...........................         (26)           --           --           --              --              --        (26)
Net income........................         886           482           86          424              12             111      2,001

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

---------------

(1) Ancillary international results are reported in Corporate & Other for the years ended December 31, 2005 and 2004.

(2) Auto & Home, operated through Met P&C, was sold to the Holding company in October 2003. See Note 1.

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $32,351 million, $30,102 million and $29,740 million for the years ended December 31, 2005, 2004 and 2003, respectively, which represented 95%, 96% and 97%, respectively, of consolidated revenues.

15.  ACQUISITIONS AND DISPOSITIONS

     See Note 16 for information on the dispositions of MetLife Indonesia and SSRM.

     In 2003, RGA entered into a coinsurance agreement under which it assumed the traditional U.S. life reinsurance business of Allianz Life Insurance Company of North America. The transaction added approximately $278 billion of life reinsurance in-force, $246 million of premium and $11 million of income before income tax expense, excluding minority interest expense, in 2003. The effects of such transaction are included within the Reinsurance segment.

     In October 2003, the Company completed its sale of MTL, MetLife General Insurance Agency, Inc., MetLife Securities, Inc. and N.L. Holding Corporation to the Holding Company. The amount received in excess of book value of $28 million was recorded as a capital contribution from the Holding Company. Total revenues of the entities sold included in the consolidated statements of income was $156 million for the year ended December 31, 2003. In October 2003, the Company also sold Metropolitan Property and Casualty Insurance Company's common stock to the Holding Company for $1,990 million. The amount received in excess of book value of $120 million was recorded as a capital contribution from the Holding Company. Total revenues of the entity sold included in the consolidated statements of income was $2,343 million for the year ended December 31, 2003. See Note 1.

16.  DISCONTINUED OPERATIONS

 REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005      2004     2003
                                                              -------   ------   ------
                                                                    (IN MILLIONS)
Investment income...........................................  $   87    $ 179    $ 308
Investment expense..........................................     (47)    (114)    (170)
Net investment gains........................................     961       27      420
                                                              ------    -----    -----
  Total revenues............................................   1,001       92      558
Interest expense............................................      --       --        1
Provision for income taxes..................................     359       31      204
                                                              ------    -----    -----
Income from discontinued operations, net of income taxes....  $  642    $  61    $ 353
                                                              ======    =====    =====

     There was no carrying value of real estate related to discontinued operations at December 31, 2005. The carrying value of real estate related to discontinued operations was $678 million at December 31, 2004.

     The following table shows the discontinued real estate operations by segment:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Net investment income
  Institutional.............................................  $ 11   $21    $ 31
  Individual................................................    17    26      39
  Corporate & Other.........................................    12    18      68
                                                              ----   ---    ----
     Total net investment income............................  $ 40   $65    $138
                                                              ====   ===    ====
Net investment gains (losses)
  Institutional.............................................  $242   $ 9    $ 45
  Individual................................................   443     4      43
  Corporate & Other.........................................   276    14     332
                                                              ----   ---    ----
     Total net investment gains (losses)....................  $961   $27    $420
                                                              ====   ===    ====
Interest Expense
  Individual................................................  $ --   $--    $  1
                                                              ----   ---    ----
     Total interest expense.................................  $ --   $--    $  1
                                                              ====   ===    ====

     In the second quarter of 2005, the Company sold its One Madison Avenue property in Manhattan, New York for $918 million, resulting in a gain, net of income taxes, of $431 million. The gain is included in income from discontinued operations in the accompanying consolidated statements of income.

     In the fourth quarter of 2003, the Company sold its Eleven Madison Avenue property in Manhattan, New York for $675 million resulting in a gain, net of income taxes, of $166 million. The gain is included in income from discontinued operations in the accompanying consolidated statements of income.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OPERATIONS

     On September 29, 2005, the Company completed the sale of MetLife Indonesia to a third party resulting in a gain upon disposal of $10 million, net of income taxes. As a result of this sale, the Company recognized income from discontinued operations of $5 million, net of income taxes, for the year ended December 31, 2005. The Company reclassified the assets, liabilities and operations of MetLife Indonesia into discontinued operations for all periods presented.

     The following tables present the amounts related to the operations and financial position of MetLife Indonesia that has been combined with the discontinued real estate operations in the consolidated income statements:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Revenues from discontinued operations.......................  $ 5    $  5   $ 4
Expenses from discontinued operations.......................   10      14     9
                                                              ---    ----   ---
Income from discontinued operations before provision for
  income taxes..............................................   (5)     (9)   (5)
Provision for income taxes..................................   --      --    --
                                                              ---    ----   ---
  Loss from discontinued operations, net of income taxes....   (5)     (9)   (5)
Net investment gain, net of income taxes....................   10      --    --
                                                              ---    ----   ---
  Income (loss) from discontinued operations, net of income
     taxes..................................................  $ 5    $ (9)  $(5)
                                                              ===    ====   ===

                                                              DECEMBER 31,
                                                                  2004
                                                              -------------
                                                              (IN MILLIONS)
Fixed maturities............................................       $17
Short-term investments......................................         1
Cash and cash equivalents...................................         3
Deferred policy acquisition costs...........................         9
Premiums and other receivables..............................         1
                                                                   ---
  Total assets held-for-sale................................       $31
                                                                   ===
Future policy benefits......................................       $ 5
Policyholder account balances...............................        12
Other policyholder funds....................................         7
Other liabilities...........................................         4
                                                                   ---
  Total liabilities held-for-sale...........................       $28
                                                                   ===

     On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million in cash and stock. As a result of the sale of SSRM, the Company recognized income from discontinued operations of approximately $157 million, net of income taxes, comprised of a realized gain of $165 million, net of income taxes, and an operating expense related to a lease abandonment of $8 million, net of income taxes. Under the terms of the sale agreement, MetLife will have an opportunity to receive, prior to the end of 2006, additional payments aggregating up to approximately 25% of the base purchase price, based on, among other things, certain revenue retention and growth measures. The purchase price is also subject to reduction over five years,

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

depending on retention of certain Company-related business. Also under the terms of such agreement, the Company had the opportunity to receive additional consideration for the retention of certain customers for a specific period in 2005. In the fourth quarter of 2005, upon finalization of the computation, the Company received a payment of $12 million, net of income taxes, due to the retention of these specific customer accounts. The Company reclassified the assets, liabilities and operations of SSRM into discontinued operations for all periods presented. Additionally, the sale of SSRM resulted in the elimination of the Company's Asset Management segment. The remaining asset management business, which is insignificant, has been reclassified into Corporate & Other. The Company's discontinued operations for the year ended December 31, 2005 also includes expenses of approximately $6 million, net of income taxes, related to the sale of SSRM.

     The operations of SSRM include affiliated revenues of $5 million, $59 million and $54 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to asset management services provided by SSRM to the Company that have not been eliminated from discontinued operations as these transactions continue after the sale of SSRM. The following tables present the amounts related to operations and financial position of SSRM that have been combined with the discontinued real estate operations in the consolidated income statements:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Revenues from discontinued operations.......................  $ 19   $328   $231
Expenses from discontinued operations.......................    38    296    197
                                                              ----   ----   ----
Income from discontinued operations before provision for
  income taxes..............................................   (19)    32     34
Provision for income taxes..................................    (5)    13     13
                                                              ----   ----   ----
  Income (loss) from discontinued operations, net of income
     taxes..................................................   (14)    19     21
Net investment gain, net of income taxes....................   177     --     --
                                                              ----   ----   ----
  Income from discontinued operations, net of income
     taxes..................................................  $163   $ 19   $ 21
                                                              ====   ====   ====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31,
                                                                  2004
                                                              -------------
                                                              (IN MILLIONS)
Equity securities...........................................      $ 49
Real estate and real estate joint ventures..................        96
Short-term investments......................................        33
Other invested assets.......................................        20
Cash and cash equivalents...................................        55
Premiums and other receivables..............................        38
Other assets................................................        88
                                                                  ----
  Total assets held-for-sale................................      $379
                                                                  ====
Short-term debt.............................................      $ 19
Current income taxes payable................................         1
Deferred income taxes payable...............................         1
Other liabilities...........................................       219
                                                                  ----
  Total liabilities held-for-sale...........................      $240
                                                                  ====

17.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments were as follows:

                                                         NOTIONAL   CARRYING   ESTIMATED
                                                          AMOUNT     VALUE     FAIR VALUE
                                                         --------   --------   ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities.....................................             $147,897    $147,897
  Trading securities...................................             $    373    $    373
  Equity securities....................................             $  2,217    $  2,217
  Mortgage and consumer loans..........................             $ 33,094    $ 33,710
  Policy loans.........................................             $  8,412    $  8,412
  Short-term investments...............................             $    883    $    883
  Cash and cash equivalents............................             $  1,787    $  1,787
  Mortgage loan commitments............................   $2,603    $     --    $     (3)
  Commitments to fund partnership investments..........   $1,956    $     --    $     --
Liabilities:
  Policyholder account balances........................             $ 62,943    $ 61,849
  Short-term debt......................................             $    453    $    453
  Long-term debt.......................................             $  2,961    $  3,246
  Shares subject to mandatory redemption...............             $    278    $    362
  Payables for collateral under securities loaned and
     other transactions................................             $ 21,009    $ 21,009

                                                         NOTIONAL   CARRYING   ESTIMATED
                                                          AMOUNT     VALUE     FAIR VALUE
                                                         --------   --------   ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities.....................................             $150,229    $150,229
  Equity securities....................................             $  1,903    $  1,903
  Mortgage and consumer loans..........................             $ 31,571    $ 33,006
  Policy loans.........................................             $  8,256    $  8,256
  Short-term investments...............................             $  1,194    $  1,194
  Cash and cash equivalents............................             $  2,370    $  2,370
  Mortgage loan commitments............................   $1,161    $     --    $      4
  Commitments to fund partnership investments..........   $1,320    $     --    $     --
Liabilities:
  Policyholder account balances........................             $ 59,150    $ 58,180
  Short-term debt......................................             $  1,445    $  1,445
  Long-term debt.......................................             $  2,050    $  2,293
  Shares subject to mandatory redemption...............             $    278    $    361
  Payables for collateral under securities loaned and
     other transactions................................             $ 25,230    $ 25,230

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender.

  SHORT-TERM AND LONG-TERM DEBT, PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of short-term and long-term debt, and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities. The carrying values of payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments is based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

18.  RELATED PARTIES

     Effective January 1, 2003, MetLife Group, Incorporated, a New York corporation and wholly owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

needed, to support the activities of the Company. Charges for these services were approximately $1,934 million, $1,711 million and $1,677 million in 2005, 2004 and 2003, respectively.

     As of December 31, 2005 and 2004, the Company held $103 million and $144 million, respectively, of assets in the Metropolitan Money Market Pool of affiliated companies. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.


     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $686 million and $720 million, and $367 million and $382 million, for the years ended December 31, 2005 and 2004, respectively. The realized capital gains (losses) recognized on these transfers were $34 million, $15 million and less than $1 million for the years ended December 31, 2005, 2004 and 2003, respectively. The Company purchased assets from affiliates with a fair market value of $691 million and $563 million for the years ended December 31, 2005 and 2004, respectively.



     See Notes 2 and 5 for additional related party transactions.


19.  SUBSEQUENT EVENTS

     During the first quarter of 2006, Metropolitan Life's Board of Directors approved a plan to merge an indirect insurance subsidiary, Paragon Life Insurance Company ("Paragon"), into Metropolitan Life effective May 1, 2006, subject to regulatory approvals. Metropolitan Life is to acquire Paragon from General American for its appraised value.

                                    PART II
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS


         The following financial statements are included in Part B of this Post Effective Amendment on Form N-4:

            Metropolitan Life Separate Account E
               Independent Registered Public Accounting Firm's Report


            Financial Statements for the Years Ended December 31, 2004 and 2005:

               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements


            Metropolitan Life Insurance Company
               Independent Registered Public Accounting Firm's Report


               Financial Statements for the Years Ended December 31, 2005, 2004 and 2003

               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

     (B) EXHIBITS

      (1)      -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Not applicable.

        (b)    -- Form of Metropolitan Life Insurance Company Sales
                  Agreement.(2)
        (b)(i) -- Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC)
        (c)    -- Participation Agreement--New England Zenith Fund(4)
        (d)    -- Participation Agreement--American Funds Insurance Series(3)

        (e)    -- Participation Agreement--Met Investors Series Trust (5)

     (4)       -- Form of Deferred Annuity Contract.(3)

        (a) -- ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02)(6)
        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02)(6)
        (c)    -- Individual Retirement Annuity Endorsement. Form ML-408.2
                  (9/02)(6)
        (d)    -- SIMPLE Individual Retirement Annuity Endorsement.
                  Form: ML-439.1 (9/02)(6)
        (e)    -- Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02)(6)
        (f) -- Guaranteed Minimum Income Benefit Rider--Living Benefit ML-560-1 (03/03)(10)
        (g)    -- Guaranteed Withdrawal Benefit Rider (12)


        (h)    -- Guaranteed Minimum Income Benefit Form ML-560-2 (5/05)(9)
        (i)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05)(9)
        (j)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I (9)
        (k) -- Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB (11/05) E (13)
        (l) -- Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I (13)
        (m) -- Guaranteed Minimum Accumulation Benefit Rider. Form ML-670-1 (11/05) (13)
        (n) -- Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05) (Enhanced) (13)

        (o) -- Lifetime Withdrawal Guarantee Benefit Rider. Form MLI-690-1.24 (7/04). (15)
           (i) -- Lifetime Withdrawal Guarantee Benefit Rider - Specifications Form 8028-4 (11/05). (15)


     (5)       -- Application Form for the Deferred Annuity (3)

     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(5)


        (b)    -- Amended and Restated By-Laws of Metropolitan Life.(11)


     (7)       -- Not applicable.


     (8)       -- Automatic Reinsurance Agreement between Metropolitian Life
                  Insurance Company and Exeter Reassurance Company, LTD. effective October 1, 2004. Agreement No. 17258. (9)


     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(3)

    (10)       -- Consent of Independent Registered Public Accounting Firm(16)

    (11)       -- Not applicable.
    (12)       -- Not applicable.

    (13)(a)    -- Powers of Attorney.(2,7,8,15)


------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Post Effective Amendment No. 30 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on October 22, 2003. Including Powers of Attorney for Robert H. Benmosche, Curtis H. Barnette, Burton A. Dole, Jr., James R. Houghton, Harry R. Kamen, Helen L. Kaplan, Charles M. Leighton, Hugh B. Price, Kenton J. Sicchitano and William C. Steere Jr. As incorporated herein by reference.




3. Filed with Pre-Effective Amendment No.1 to this Registration Statement on August 3, 2001. As incorporated herein by reference.



4. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


5. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.



6. Filed with Post-Effective Amendment No. 2 to this Registration Statement on April 10, 2003. As incorporated herein by reference.



7.  Filed  with Post-Effective Amendment No. 4 to Registration Statement Nos:
    333-69320/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 6, 2004, Powers of Attorney for John M. Keane, Joseph J. Procheska and William J. Wheeler. As incorporated herein by reference.




8. Filed with Post-Effective Amendment No. 32 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 20, 2004. Power of Attorney for Sylvia M. Mathews. As incorporated herein by reference.





9. Filed with Post-Effective Amendment No. 7 to this Registration Statement on April 8, 2005.




10. Filed with Post-Effective Amendment No. 4 to this Registration Statement on April 20, 2004.



11. Filed with Registration Statement No. 333-12288/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 17, 2005.



12. Filed with Post-Effective Amendment No. 6 to this Registration Statement on May 18, 2004.


13. Filed with Post-Effective Amendment No. 8 to this Registration Statement on July 29, 2005.


14. Filed with Post-Effective Amendment No. 9 to this Registration Statement on October 14, 2005.

15. Filed with Post-Effective Amendment No. 12 to this Registration Statement on April 5, 2006. Including Power of Attorney for C. Robert Henrikson.

16. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

                                   PRINCIPAL OCCUPATION &           POSITIONS AND OFFICES
          NAME                        BUSINESS ADDRESS                 WITH DEPOSITOR
          ----                     ----------------------           ---------------------
Robert H. Benmosche...... Chairman of the Board, MetLife, Inc.      Chairman,
                          and Metropolitan Life Insurance Company,  and Director
                          1 Metlife Plaza,
                          27-01 Queens Plaza North
                          Long Island City, NY 11101

Curtis H. Barnette....... Of Counsel                                Director
                          Skadden, Arps, Slate, Meagher & Flom
                          LLP and Affiliates
                          1440 New York Avenue, N.W.
                          Washington, D.C. 20005

Burton A. Dole, Jr....... Retired Chairman,                         Director
                          Nellcor Puritan Bennett,
                          Pauma Valley Country Club
                          15835 Pauma Valley Drive
                          Pauna Valley, CA 92061.

Cheryl W. Grise.......... President, Utility Group                  Director
                          Northeast Utilities
                          P.O. Box 270
                          Hartford, CT 06141-0270

C. Robert Henrikson...... President and Chief                       President, Chief Executive
                          Executive Officer, MetLife, Inc.          Officer and Director
                          and Metropolitan Life Insurance Company,
                          1 Metlife Plaza,
                          27-01 Queens Plaza North,
                          Long Island City, NY 11101

James R. Houghton........ Chairman of the Board                     Director
                          Corning Incorporated,
                          One Riverfront Plaza,
                          MP HQ O2-E6,
                          Corning, NY 14831.

Harry P. Kamen .......... Retired Chairman and Chief Executive      Director
                          Officer,
                          Metropolitan Life Insurance Company,
                          200 Park Avenue, 32nd Floor
                          New York, NY 10166.

Helene L. Kaplan......... Of Counsel, Skadden, Arps, Slate,         Director
                          Meagher and Flom, LLP,
                          Four Times Square,
                          New York, NY 10036.

John M. Keane............ General (Retired),                        Director
                          United States Army,
                          2020 K Street N.W.
                          Suite 300
                          Washington, D.C. 20006

James M. Kilts .......... Vice Chairman of the Board,               Director
                          Procter & Gamble Company,
                          Prudential Tower Building, 48th Floor,
                          Boston, MA 02199

Charles M. Leighton...... Retired Chairman and Chief                Director
                          Executive Officer,
                          CML Group, Inc.
                          Executive Director
                          U.S. Sailing
                          15 Maritime Drive
                          Portsmouth, RI 02871

Sylvia M. Mathews........ Chief Operating Officer                   Director
                          and Executive Director,
                          The Bill & Melinda Gates
                          Foundation,
                          1551 Eastlake Avenue East,
                          Seattle, WA 98102.

Hugh B. Price............ Senior Fellow,                           Director
                          Brookings Institution,
                          21 Tenor Drive,
                          New Rochelle, NY 10804

Kenton J. Sicchitano..... Retired Global Managing Partner,          Director
                          PricewaterhouseCoopers LLP,
                          25 Phillips Road,
                          Natick, MA 01760.

William C. Steere, Jr.... Retired Chairman of the Board,            Director
                          Pfizer, Inc.,
                          235 East 42nd Street, 22nd Floor,
                          New York, NY 10017.



     Set forth below is a list of the executive officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is 200 Park Avenue, New York, New York 10166.



       NAME OF OFFICER              POSITION WITH METROPOLITAN LIFE
       ---------------              -------------------------------
C. Robert Henrikson ...... President and Chief Executive Officer
William J. Toppeta........ President, International
William J, Mullaney....... President, MetLife Auto and Home
Leland C. Launer, Jr. .... President, Institutional Business
Lisa M. Weber............. President, Individual Business
Catherine A. Rein......... Senior Executive Vice President and Chief
                            Administrative Officer
James L. Lipscomb......... Executive Vice President and General
                           Counsel
Steven A Kandarian........ Executive Vice President and Chief Investment Officer
Joseph J. Prochaska....... Executive Vice President and Chief Accounting Officer
William J. Wheeler........ Executive Vice President and Chief Financial Office
Joseph A. Reali........... Senior Vice President and Tax Director
Timothy L. Journy......... Senior Vice President and General Auditor
Anthony J. Williamson..... Senior Vice President and Treasurer
Gwenn L. Carr............. Senior Vice President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS.

        As of February 28, 2006 Non-Qualified: 48,548
Qualified: 100,274

ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS.

        (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter)
Metropolitan Series Fund, Inc. (principal underwriter and sub-investment adviser)
The New England Variable Annuity (depositor)
New England Variable Annuity Fund I (depositor)


New England Life Retirement Investment Account (depositor)
Security Equity Separate Account Thirteen (depositor)
Security Equity Separate Account 26 (depositor)
Security Equity Separate Account 27 (depositor)


        (b) See response to Item 25 above.

        (c)

                (1)                                           (2)

    NAME OF PRINCIPAL UNDERWRITER                NET UNDERWRITING DISCOUNTS AND
 Metropolitan Life Insurance Company                      COMMISSIONS
                                                              N/A

                (3)                                           (4)

   COMPENSATION ON REDEMPTION OR                      BROKERAGE COMMISSIONS
           ANNUITIZATION

                                                          $74,032.70

           $8,908,132.08
        (Withdrawal Charges)


                (5)

           COMPENSATION


          $57,299,949.25
     (Separate Account Charge)

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(B) for effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 25th day of April 2006.



                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)


                                               /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                      Chief Counsel, Securities Products and
                                                   Regulation


                              Metropolitan Life Insurance Company
                              (Depositor)


                                               /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                      Chief Counsel, Securities Products and
                                                   Regulation

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


              Signature                          Title                    Date
              ---------                          -----                    ----

                 *                     Chairman and Director
______________________________________
         Robert H. Benmosche

                 *                     President, Chief Executive
______________________________________  Officer and Director
          C. Robert Henrikson

                 * Executive Vice President and ______________________________________ Chief Financial Officer
          William J. Wheeler


                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
        Joseph J. Prochaska


                 *                     Director
______________________________________
          Curtis H. Barnette

                 *                     Director
______________________________________
         Burton A. Dole, Jr.

                                       Director
_______________________________________
          Cheryl W. Grise

                 *                     Director
______________________________________
          James R. Houghton

                 *                     Director
______________________________________
           Harry P. Kamen

                 *                     Director
______________________________________
           Helene L. Kaplan

                 *                     Director
______________________________________
             John M. Keane

                                       Director
______________________________________
            James M. Kilts

                 *
______________________________________ Director
         Charles M. Leighton

                 *
______________________________________ Director
          Sylvia M. Mathews

                 *
______________________________________ Director
           Hugh B. Price

                 *
______________________________________ Director
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       William C. Steere, Jr.


 /s/ Myra L. Saul, Esq.                                       April 25, 2006


*By: _________________________________
          Myra L. Saul, Esq.
           Attorney-in-Fact



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